As filed with the Securities and Exchange Commission on April 3, 2020
Registration Numbers 333-156911

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
Registration Statement
Under The Securities Act of 1933
Post-Effective Amendment No. 13
Brighthouse Life Insurance Company
(Registrant)
Brighthouse Life Insurance Company
(Depositor)
11225 North Community House Road, Charlotte, NC 28277
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including area code: (980) 365-7100

Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
(Name and Address of Agent for Service)
Copies to:
Dodie C. Kent
Eversheds Sutherland (US) LLP
The Grace Building, 40th Floor
1114 Avenue of the Americas
New York, NY 10036-7703
Approximate Date of Proposed Public Offering:
On May 1, 2020 or as soon thereafter as practicable
It is proposed that this filing will become effective (check appropriate box):
□ immediately upon filing pursuant to paragraph (b) of Rule 485.
☒ on May 1, 2020 pursuant to paragraph (b) of Rule 485.
□ days after filing pursuant to paragraph (a)(1) of Rule 485.
□ pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts

BRIGHTHOUSE RETIREMENT PERSPECTIVES ("BRP")
This prospectus describes BRP, Gold Track VSP (also referred to as “Very Small Plan” or “VSP”), and Unregistered Gold Track, each a group variable annuity contract (the “Contract”) issued by Brighthouse Life Insurance Company (the “Company,” “Us” or “We”) designed to fund 401(k) Plans and Keoghs. The Company is not a party to the Plan. Under some circumstances the Plans may also enter into agreements for services from a Third Party Administrator ("TPA"), whose services are separate and distinct from the Contracts, and a separate fee is payable to the TPA by the Plan. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code. The Company no longer actively offers the Contract to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan funded by the Contract.
Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.
The Contract’s value will vary daily to reflect the investment experience of the Funding Options You select and the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

American Funds Insurance Series® — Class 2
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio — Class C
American Funds® Growth Allocation Portfolio — Class C
American Funds® Moderate Allocation Portfolio — Class C
BlackRock High Yield Portfolio — Class A
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A
Brighthouse/Wellington Large Cap Research Portfolio — Class E
Clarion Global Real Estate Portfolio — Class A
Harris Oakmark International Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class E
Invesco Small Cap Growth Portfolio — Class A
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A
MFS® Research International Portfolio — Class B
PIMCO Inflation Protected Bond Portfolio — Class A
PIMCO Total Return Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class E
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Balanced Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Frontier Mid Cap Growth Portfolio — Class D
Jennison Growth Portfolio — Class A
MetLife Stock Index Portfolio — Class A
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class B
T. Rowe Price Small Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Western Asset Management U.S. Government Portfolio — Class A
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio
Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio
Legg Mason Partners Income Trust — Class A
Western Asset Corporate Bond Fund
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Dividend Strategy Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund

Funding Options may have been subject to change. Please see “Appendix B — Additional Information Regarding the Underlying Funds.”
The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.
Beginning on or after January 1, 2021, paper copies of the shareholder reports for the Underlying Funds available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge. You can inform Us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Underlying Funds available under your contract.
This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information (“SAI”) dated May 1, 2020.
We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy free of charge, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266
or call 1-800-842-9368. You may also obtain an electronic copy of the SAI, as well as other material that We file electronically and certain material incorporated by reference, at the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Dated: May 1, 2020

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Glossary
Accumulation Period — the period before the commencement of Annuity Payments.
Accumulation Unit — an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.
Annuitant — a person on whose life the Maturity Date depends and Annuity Payments are made.
Annuity — payment of income for a stated period or amount.
Annuity Payments — a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.
Annuity Period — the period following commencement of Annuity Payments.
Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.
Beneficiary(ies) — the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant’s, Annuitant’s or Contract Owner’s death, as applicable.
Cash Surrender Value — the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.
Certificate — (if applicable) the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.
Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.
Company (We, Us, Our) — Brighthouse Life Insurance Company.
Competing Fund — any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.
Contract — for convenience, means the Contract or Certificate (if applicable). For example, Contract Year also means Certificate Year.
Contract Date — the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.
Contract Discontinuance — termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.
Contract Owner — the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.
Contract Value/Account Value/Cash Value — the value of the Accumulation Units in Your Account (or a Participant’s Individual Account, if applicable) less any reductions for administrative charges (hereinafter referred to in this prospectus as Contract Value).
Contract Year — twelve-month periods beginning with the Contract Date, or any anniversary thereof.
Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.
ERISA — The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.
ERISA Disclosure and Acknowledgment Form — the document required under the Employee Retirement Income Security Act regarding commissions paid to agents involved in the Contract sale.
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Excess Plan Contributions — Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.
Fixed Account — an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.
Fixed Annuity — an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.
Funding Options — the variable investment options to which Purchase Payments under the Contract may be allocated.
Good Order — A request or transaction generally is considered in “Good Order” if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by Us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: Your completed application; Your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that We may require, including any spousal or joint Contract Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by Us of sufficient funds to effect the purchase. We may, in Our sole discretion, determine whether any particular transaction request is in Good Order, and We reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your financial representative (where applicable) before submitting the form or request.
Home Office — the Home Office of Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.
Individual Account — an account under which Accumulation Units are credited to a Participant or Beneficiary under the Contract.
Maturity Date — the date on which the Annuity Payments are to begin.
Participant — an individual participating under a group Contract or an eligible person who is a member in the Plan.
Payment Option — an Annuity or income option elected under Your Contract.
Plan — for a group Contract, the plan or the arrangement used in a retirement plan or program whereby Purchase Payments and any gains are intended to qualify under Section 401 of the Code.
Plan Administrator — the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.
Plan Termination — termination of Your Plan, including partial Plan Termination, as determined by Us.
Plan Trustee — the trustee specified in the Contract specifications.
Premium Tax — the amount of tax, if any, charged by the state or municipality on Purchase Payments.
Purchase Payments — the premium payment(s) applied to the Contract, less any Premium Taxes (if applicable).
Qualified Contract — a Contract used in a retirement Plan or program that is intended to qualify under Section 401 of the Code.
Separate Account — a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.
Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.
Third Party Administrator (“TPA”) — an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.
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Underlying Fund — a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.
Valuation Date — a day on which the New York Stock Exchange (“NYSE”) is open for business. The value of each Subaccount is determined as of the close of regular trading on the NYSE on such days, typically 4:00 p.m. Eastern Time. A Valuation Date ends earlier than 4:00 p.m. Eastern Time if the NYSE closes early. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Valuation Dates are also referred to herein as “Business Days.”
Valuation Period — the period between the end of one Valuation Date and the end of the next Valuation Date.
Variable Annuity — an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.
Written Request — written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.
You, Your — “You,” depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).
Your Account — Accumulation Units credited to You under this Contract.
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Summary:
Brighthouse Retirement Perspectives Annuity
This summary details some of the more important points that You should know and consider before purchasing the Contract. Please read the entire prospectus carefully.
Can you give me a general description of the Contracts? The Contracts offered by Brighthouse Life Insurance Company are designed for use in conjunction with certain qualified Plans including tax-qualified pension or profit-sharing Plans under Section 401 of the Code. The minimum Purchase Payment allowed is an average of $1,000 annually per Participant’s Individual Account, or $10,000 annually per Contract. The maximum Purchase Payment allowed without Company approval is $3,000,000.
Because of the size of these Contracts, the possible involvement of Third Party Administrators (“TPAs”), the allocated or unallocated nature of the Contract, and a competitive bidding process, which may include negotiation, many of the charges imposed in the Contract are likely to vary from one Plan to the next. The Contract design allows the Company maximum flexibility, within the limitations imposed by law, to “custom design” a charge structure that is likely to be acceptable to a particular prospective Contract Owner.
We offer a group allocated Contract designed to record information for all present and future Participants under the Contract. At the Contract Owner’s direction, We will establish Participant Individual Accounts for each Participant in the Plan. All Purchase Payments are allocated among the available Funding Options and/or the Fixed Account under the Contract, as directed by the Contract Owner. Because of exemptive and exclusionary provisions, neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940, as amended (“1940 Act”). We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. If the Contract Owner provides written authorization, Participants can make individual allocations among the available Funding Options selected by the Plan. We will satisfy distribution requests from the Participant’s Individual Accounts.
We also offer an unallocated Annuity Contract, designed for use with certain Plans where the employer has secured the services of a TPA to provide, among other things, Participant level recordkeeping services. All Purchase Payments are allocated among the available Funding Options under the Contract, as directed by the Contract Owner. There are not individual allocations under the unallocated Contracts for individual Participants. The Contract Owner, through the TPA, must maintain records of the account balance for each Participant.
The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase (Accumulation Period) and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income upon withdrawal, presumably when the Participant is in a lower tax bracket. The payout phase occurs when amounts attributable to a Participant are distributed from the Contract. The amount of money accumulated in the Contract determines the amount of income paid out during the payout phase.
During the payout phase, Participants may choose to receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both.
Once Participants choose one of the Annuity options and begin to receive payments, it cannot be changed. During the payout phase, Participants have the same investment choices they had during the accumulation phase. If amounts are directed to the Funding Options, the dollar amount of the payments may increase or decrease.
Who is the Contract issued to? The Contract is issued to a Plan Trustee. Where We refer to “You,” We are referring to the Plan Trustee. The Contracts may be issued on either an allocated or an unallocated basis. Both the allocated and unallocated Contracts provide for fixed (general account) and variable (Separate Account) accumulations and Annuity payouts. Where We refer to Your Contract, We are referring to a group Contract. We hold all Purchase Payments under the Contract at Your direction. As Contract Owner, You have all rights in and obligations of the Contract. For unallocated Contracts, We will take direction only from You or Your designee regarding amounts held in the Contract. For allocated Contracts, You may authorize Us to take direction from Plan Participants regarding allocation of their Individual Account balances, Dollar Cost Averaging (“DCA”), transfers and auto-rebalancing.
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Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, DCA, automatic rebalancing, systematic withdrawals, etc.). Your retirement Plan provisions supersede this prospectus. If Participants have any questions about Your specific retirement Plan, contact Your Plan Administrators.
The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.
The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants.
Can you give a general description of the Funding Options and how they operate? The Funding Options represent Subaccounts of the Separate Account. You can direct the Separate Account, through its Subaccounts, to use Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. If the Contract is an allocated Contract, You can authorize Participants to direct their Purchase Payments to purchase shares of one or more of the Underlying Funds. Depending on which Subaccounts You (or for allocated Contracts, Participants) select, the Underlying Funds may be retail funds that are available to the public or they may be mutual funds that are only available to insurance company separate accounts. Depending on market conditions, You (or for allocated Contracts, Participants) may make or lose money in any of these Funding Options.
You can transfer among the Funding Options without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. Additional restrictions may apply. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.
What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. For allocated Contracts We may deduct a semi-annual Contract administrative charge of $15 from each Participant’s Individual Account. We deduct a maximum Daily Asset Charge (also called the mortality and expense risk charge or M&E charge) of 1.50% (1.30% for unallocated Contracts in Florida) of the amounts You or Participants direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.
The Contract will specify whether a surrender charge or a contingent deferred sales charge applies to amounts withdrawn from the Contract. Only one of the charges will apply to Your Contract. The amount of the surrender charge depends on the aggregate assets in the Contract at the time the Contract is issued and the length of time the Contract has been in force. For Contracts with aggregate assets less than $1,000,000 as of the Contract’s effective date, the maximum surrender charge is 5% of the amount surrendered in the first Contract Year, 4% in year two, 3% in year three, 2% in year four, 1% in year five, and 0% beginning in the sixth year. Contracts with aggregate assets of $1,000,000 or more as of the Contract’s effective date will not have a surrender charge. For Contracts issued before May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight, and 0% beginning in the ninth year. Contracts issued prior to May 24, 2005 may instead provide for a contingent deferred sales charge. The maximum contingent deferred sales charge is 5.5% of each Purchase Payment for a period of five years from the date the Purchase Payment was made.
If You withdraw all amounts under the Contract, or if You or Participants begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.
Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to the “The Annuity Period” section for a description of this benefit.
How will my Purchase Payments and withdrawals be taxed? Generally, the payments You make to a Qualified Contract during the Accumulation Period are made with before-tax dollars. Generally, Participants will be taxed on Purchase Payments allocated to their Individual Account and on any earnings upon a withdrawal or receipt of Annuity Payments. If a Participant is younger than 59 1⁄2 when he or she makes a withdrawal, the Participant may be charged a
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10% federal penalty tax on the amount withdrawn. Participants may be required by federal tax laws to begin receiving payments from their Individual Account Annuity or risk paying a penalty tax.
How may I access my money? You can take withdrawals any time during the Accumulation Period. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.
What is the death benefit under the Contract? For allocated Contracts, a death benefit is provided in the event of death of the Participant under a Participant’s Individual Account prior to the earlier of the Participant’s 75th birthday or the Maturity Date. For unallocated Contracts, a death benefit is only available with the Company’s approval, and may not be available in all jurisdictions. The amount of the death benefit payable upon such death is described under “Death Benefit” in this prospectus. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted.
There is no death benefit payable after Annuity Payments begin, however, depending on the Annuity option selected, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (see “DEATH BENEFIT” AND “THE ANNUITY PERIOD”).
Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.
Are there any additional features? This Contract has other features You may be interested in. These include:
•	Dollar Cost Averaging. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
•	Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.
•	Systematic Withdrawal Option. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals may be subject to a withdrawal charge.
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Fee Table

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, take an Account Reduction Loan or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5% and are applicable only in certain jurisdictions—see Appendix F).
Contract Owner Transaction Expenses
Maximum Transaction Expenses
Surrender Charge:	5% (1), (2), (3)
(As a percentage of amount surrendered)
Contingent Deferred Sales Charge (“CDSC”):	5.50%
(Only Contracts issued prior to May 24, 2005) (As a percentage of Purchase Payments withdrawn)
If withdrawn within 5 years after the Purchase Payment is made:	5.50%
If withdrawn 5 or more years after the Purchase Payment is made:	0%
Variable Liquidity Benefit Charge:	5% (3), (4)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments)
Account Reduction Loan Initiation Fee	$ 75

(1)	For Contracts issued after May 24, 2005, the surrender charge will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company. If the expected level of aggregate Contract assets during the first Contract Year is less than $1,000,000, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:

Contract Year
Greater than or Equal to	But less than	Surrender Charge
0 years	1 years	5%
1 years	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5+ years		0%
If the expected level of aggregate Contract assets during the first Contract Year is greater than or equal to $1,000,000, there will be no surrender charge.
(2)	For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8th Contract Year. The charge is as follows:

Contract Year
Greater than or Equal to	But less than	Surrender Charge
0 years	2 years	5%
2 years	4 years	4%
4 years	6 years	3%
6 years	8 years	2%
8+ years		0%
(3)	A Contract will have either a surrender charge or a contingent deferred sales charge, depending on the issue date.
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(4)	This withdrawal charge only applies when an Annuitant makes a surrender after beginning to receive Annuity Payments. For Contracts issued on or after May 24, 2005, the charge is as follows:

Contract Year
Greater than or Equal to	But less than	Surrender Charge
0 years	1 years	5%
1 years	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5+ years		0%
For Contracts issued before May 24, 2005, the charge is as follows:
Contract Year
Greater than or Equal to	But less than	Surrender Charge
0 years	2 years	5%
2 years	4 years	4%
4 years	6 years	3%
6 years	8 years	2%
8+ years		0%

Semi-Annual Administrative Charge:	$ 15
Per Participant Individual Account (Allocated Contracts only)
Installation Charge:	$ 1,000(5)
One-time charge applicable to allocated Contracts that has an average per Participant balance of less than $5,000 as of the effective date of the Contract
The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.
Maximum Annual Separate Account Charges
Range Of Daily Asset (Mortality & Expense Risk) Charge(6)(7)
Aggregate Contract Assets	Total Annual Daily Asset Charge
$0 — $249,999.99	1.50%
$250,000 — $999,999.99	1.30%
$1,000,000 — $2,999,999.99	1.05%
$3,000,000 and over	0.80%
We may reduce or eliminate the surrender charge, the contingent deferred sales charge, the semi-annual account charge and/or the daily asset charge under the Contract. See “Charges and Deductions” below.
(5)	The Installation Charge is generally paid by the Plan sponsor, who may or may not allocate it among Participant accounts.
(6)	The Daily Asset Charge will depend on the expected Aggregate Contract Assets during the first Contract Year, as determined by the Company.
(7)	We are waiving the following amounts of the Mortality and Expense Risk charge as follows: 0.14% for the Subaccount investing in the Loomis Sayles Growth Portfolio of the Brighthouse Funds Trust I; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio — Class A of the Brighthouse Funds Trust II; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio — Class A of the Brighthouse Funds Trust I. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.87% of the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio — Class A of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio − Class E of the Brighthouse Funds Trust II; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio − Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio − Class B of the Brighthouse Funds Trust II; and an amount equal to the Underlying Fund expenses that are in excess of 0.77% for the Subaccount investing in the Invesco Global Equity Portfolio − Class E of the Brighthouse Funds Trust I.
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Underlying Fund Expenses as of December 31, 2019 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund’s management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368. Please read the prospectuses carefully before making your allocations to the Subaccounts.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	1.42%
Underlying Fund Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	0.52%	0.25%	0.05%	—	0.82%	—	0.82%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Growth Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.43%	1.05%	—	1.05%
American Funds® Moderate Allocation Portfolio — Class C	0.06%	0.55%	0.02%	0.41%	1.04%	—	1.04%
BlackRock High Yield Portfolio — Class A	0.60%	—	0.08%	—	0.68%	0.01%	0.67%
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.02%	0.66%	1.00%	—	1.00%
Brighthouse Small Cap Value Portfolio — Class B	0.75%	0.25%	0.04%	0.11%	1.15%	0.01%	1.14%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	0.92%	—	0.09%	—	1.01%	0.10%	0.91%
Brighthouse/Wellington Large Cap Research Portfolio — Class E	0.56%	0.15%	0.03%	—	0.74%	0.04%	0.70%
Clarion Global Real Estate Portfolio — Class A	0.62%	—	0.05%	—	0.67%	0.04%	0.63%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.05%	—	0.82%	0.03%	0.79%
Invesco Comstock Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Global Equity Portfolio — Class E	0.66%	0.15%	0.04%	—	0.85%	0.11%	0.74%
Invesco Small Cap Growth Portfolio — Class A	0.85%	—	0.04%	—	0.89%	0.08%	0.81%
JPMorgan Small Cap Value Portfolio — Class A	0.78%	—	0.07%	—	0.85%	0.10%	0.75%
Loomis Sayles Growth Portfolio — Class A	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
MFS® Research International Portfolio — Class B	0.70%	0.25%	0.04%	—	0.99%	0.10%	0.89%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
PIMCO Inflation Protected Bond Portfolio — Class A	0.48%	—	0.94%	—	1.42%	—	1.42%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.38%	—	1.11%	0.03%	1.08%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.05%	0.79%
T. Rowe Price Large Cap Value Portfolio — Class E††	0.57%	0.15%	0.02%	—	0.74%	0.05%	0.69%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.04%	—	0.94%	0.09%	0.85%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Capital Appreciation Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class E	0.35%	0.15%	0.04%	—	0.54%	0.02%	0.52%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.63%	1.01%	0.03%	0.98%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.63%	0.94%	—	0.94%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.64%	0.94%	—	0.94%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.65%	0.96%	—	0.96%
Brighthouse/Wellington Balanced Portfolio — Class A	0.46%	—	0.07%	—	0.53%	—	0.53%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
Frontier Mid Cap Growth Portfolio — Class D	0.71%	0.10%	0.04%	—	0.85%	0.02%	0.83%
Jennison Growth Portfolio — Class A	0.60%	—	0.02%	—	0.62%	0.08%	0.54%
MetLife Stock Index Portfolio — Class A	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MFS® Total Return Portfolio — Class F	0.57%	0.20%	0.06%	—	0.83%	—	0.83%
MFS® Value Portfolio — Class A	0.61%	—	0.02%	—	0.63%	0.06%	0.57%
Neuberger Berman Genesis Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Western Asset Management U.S. Government Portfolio — Class A	0.48%	—	0.02%	—	0.50%	0.03%	0.47%
Fidelity ® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	0.54%	0.25%	0.07%	—	0.86%	—	0.86%
Mid Cap Portfolio	0.54%	0.25%	0.08%	—	0.87%	—	0.87%
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Small-Mid Cap Growth VIP Fund†	0.80%	0.25%	0.04%	0.01%	1.10%	0.01%	1.09%
Templeton Developing Markets VIP Fund	1.05%	0.25%	0.10%	0.01%	1.41%	—	1.41%
Templeton Foreign VIP Fund	0.80%	0.25%	0.05%	0.02%	1.12%	0.02%	1.10%
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	0.64%	0.25%	0.08%	—	0.97%	—	0.97%
Legg Mason Partners Income Trust — Class A
Western Asset Corporate Bond Fund	0.45%	0.25%	0.23%	—	0.93%	—	0.93%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	0.75%	—	0.04%	—	0.79%	—	0.79%
ClearBridge Variable Appreciation Portfolio	0.70%	—	0.03%	—	0.73%	—	0.73%
ClearBridge Variable Dividend Strategy Portfolio	0.70%	—	0.05%	—	0.75%	—	0.75%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.06%	0.01%	0.77%	—	0.77%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.06%	0.01%	0.72%	—	0.72%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.06%	—	0.81%	—	0.81%
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio	0.70%	—	0.13%	—	0.83%	—	0.83%
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	0.65%	—	0.69%	—	1.34%	0.45%	0.89%
†	Not available under all Contracts. Availability depends on Contract issue date.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Examples
These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Annual Separate Account Charges, and Total Annual Underlying Fund Operating Expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.
These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the Semi-Annual Administrative Charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the Minimum and Maximum Total Annual Underlying Fund Operating Expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.
The examples assume that You have allocated all of Your Contract Value to either the Underlying Fund with the Maximum Total Annual Underlying Fund Operating Expenses or the Underlying Fund with the Minimum Total Annual Underlying Fund Operating Expenses.
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Example 1
	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Underlying Fund with Maximum Total Annual Operating Expenses	$805	$1,232	$1,684	$3,321	$305	$932	$1,584	$3,321
Underlying Fund with Minimum Total Annual Operating Expenses	$691	$ 891	$1,115	$2,195	$191	$591	$1,015	$2,195
Example 2
	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Underlying Fund with Maximum Total Annual Operating Expenses	$805	$1,332	$1,884	$3,321	$305	$932	$1,584	$3,321
Underlying Fund with Minimum Total Annual Operating Expenses	$691	$ 991	$1,315	$2,195	$191	$591	$1,015	$2,195
Example 3
	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Underlying Fund with Maximum Total Annual Operating Expenses	$855	$1,482	$2,134	$3,321	$305	$932	$1,584	$3,321
Underlying Fund with Minimum Total Annual Operating Expenses	$741	$1,141	$1,565	$2,195	$191	$591	$1,015	$2,195
Condensed Financial Information

See Appendix A.
The Annuity Contract and Your Retirement Plan

The Contract may provide that all or some of the rights or choices as described in this prospectus are subject to the Plan’s terms. For example, limitations may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.
The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from the Contract Value. Also, the Contract may require a signed authorization from the Plan Administrator to exercise certain rights. We may rely on the Plan Administrator’s statements to Us as to the terms of the Plan. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says.
The Annuity Contract

Brighthouse Retirement Perspectives, Gold Track VSP, and Unregistered Gold Track are each a group Annuity Contract between the Contract Owner and the Company. This is the prospectus — it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your
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Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.
We encourage You to evaluate the fees, expenses, benefits and features of this group Annuity Contract against those of other investment products, including other group Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.
General
The Contracts described in this prospectus are designed for use only with Plans that qualify for special tax treatment under Section 401 of the Code. Purchase Payments may be allocated to Your choice of one or more Funding Options and/or the Fixed Account. Purchase Payments less any applicable Premium Tax (“Net Purchase Payments”) are applied to purchase Separate Account Accumulation Units of the appropriate Funding Option. The Accumulation Unit value will be determined as of the end of the Valuation Period during which the payments were received. The value of Your investment during the Accumulation Period will vary in accordance with the net income and performance of each Funding Option’s individual investments plus the interest on amounts You allocate to the Fixed Account. While You will not receive any dividends or capital gains from the Funding Options, they will be reflected in the value of that Funding Option’s corresponding Accumulation Unit. During the Variable Annuity payout period, Annuity Payments and reserve values will vary in accordance with these factors.
Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.
The Contract is not available to new purchasers. You may make additional Purchase Payments.
Purchase of this Contract does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits.
Contract Owner Inquiries
Any questions You have about Your Contract should be directed to 1-800-842-9368.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask Your financial representative for guidance regarding any requests or elections and for information about Your particular investment needs. Please bear in mind that Your financial representative, or any financial firm or financial professional You consult to provide advice, is not acting on Our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Allocated Contracts
We offer an allocated group Annuity Contract designed to record information for all present and future Participants under the Contract. Participants do not receive a Certificate that evidences participation in the Contract.
Unallocated Contracts
We offer an unallocated Annuity Contract, designed for use with certain Plans where the employer has secured the services of a TPA. The Company does not keep record of Individual Accounts for individual Participants in the Plan. The TPA’s services are separate and distinct from the Contract. The Company is not responsible for and has no obligation relating to services performed for the Plan by the TPA.
We will issue the Contracts to the Plan sponsor or the Plan Trustee. All Purchase Payments are held under the Contract, as directed by the Contract Owner (or if authorized by the Contract Owner, as directed by Participants).
Purchase Payments
For unallocated Contracts, the minimum average Purchase Payment allowed is $10,000 annually per Contract. For allocated Contracts, the minimum Purchase Payment allowed is an average of $1,000 annually per Participant’s
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Individual Account. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time on behalf of the Participant while the Participant is alive and before Annuity Payments begin.
Crediting Purchase Payments
We apply Net Purchase Payments to purchase Accumulation Units of the selected Funding Options. We will apply the initial Purchase Payment less any applicable Premium Tax within two Business Days after We receive it at Our Home Office in Good Order. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five Business Days. If We cannot obtain the necessary information within five Business Days of Our receipt of the initial Purchase Payment, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.
We accept Purchase Payments made by check or cashier’s check. We do not accept cash, money orders or traveler’s checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access To Your Money”).
We will credit subsequent Purchase Payments to a Contract on the same Business Day We receive it, if received in Good Order by Our Home Office prior to close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time). If we receive the Purchase Payment after close of the NYSE, we will credit the Purchase Payment to the Contract on the next Business Day. If Purchase Payments on Your behalf are not submitted to Us in a timely manner or in Good Order, there may be a delay in when amounts are credited.
Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.
We will provide You with the address of the office to which Purchase Payments are to be sent.
If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, they will not be in Good Order. We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.
Accumulation Units
The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, Accumulation Units are used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each Valuation Date and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Units next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (normally 4:00 p.m. Eastern Time) on each Valuation Date. After the value is calculated, We adjust Your Contract Value accordingly. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.
Accumulation Unit Value. The value of the Accumulation Units for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:
(a) = investment income plus capital gains and losses (whether realized or unrealized);
(b) = any deduction for applicable taxes (presently zero); and
(c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.
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The net investment factor may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000041096 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.
Contract Value
During the Accumulation Period, We determine the Contract Value by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option, and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.
The Funding Options
You choose the Funding Options to which You allocate Your Purchase Payments. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”). These Underlying Funds are not publicly traded and are only offered through Variable Annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.
A few of the Underlying Funds are retail mutual funds which are also available to investors outside of Variable Annuity products. The investment return of the Subaccounts of the Contract that invest in the retail funds will be lower than the investment return of the corresponding retail funds themselves due to the Contract charges and expenses You bear while You hold the Contract.
We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund’s adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see “Payments We Receive.” From time to time We may make new Funding Options available. In addition, We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.
We do not provide any investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in the Contract Value of Your Contract resulting from the performance of the Underlying Funds You have chosen.
If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have higher fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments, Contract Value, or both, at any time in Our sole discretion.
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Payments We Receive. As described above, an investment adviser (other than Our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company’s role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds’ prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than Our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.
The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” The Company’s ownership interests in Brighthouse Investment Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See “Fee Table — Underlying Fund Fees and Expenses” for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)
Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund’s 12b-1 Plan, if any, is described in more detail in the Underlying Fund’s prospectus. (See “Fee Table — Underlying Fund Fees and Expenses” and “Other Information — Distribution of the Contracts.”) Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund’s 12b-1 Plan decrease the Underlying Fund’s investment return.
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9368 or through Your financial representative (where applicable). We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment advisers and any subadviser. Your Plan may not offer all of these Funding Options to Participants.
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio — Class C	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio — Class C	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
American Funds® Moderate Allocation Portfolio — Class C	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
BlackRock High Yield Portfolio — Class A	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Wellington Large Cap Research Portfolio — Class E	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class E	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS ® Research International Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
PIMCO Inflation Protected Bond Portfolio — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class B	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class E	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio — Class B	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio — Class B	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Balanced Portfolio — Class A	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio — Class A	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Neuberger Berman Genesis Portfolio — Class A	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio — Class B	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity ® Variable Insurance Products — Service Class 2
Contrafund ® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Small-Mid Cap Growth VIP Fund†	Seeks long-term capital growth.	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Legg Mason Partners Income Trust — Class A
Western Asset Corporate Bond Fund	Seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.	Legg Mason Partners Fund Advisor, LLC
Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Appreciation Portfolio	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
ClearBridge Variable Dividend Strategy Portfolio	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	Seeks capital appreciation and retention of net investment income.	1919 Investment Counsel, LLC
†	Not available under all Contracts. Availability depends on Contract issue date.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Funding Options may have been subject to change. Please see “Appendix B — Additional Information Regarding the Underlying Funds.”
Underlying Funds Which Are Fund of Funds
The following Underlying Funds available within the Brighthouse Funds Trust I and Brighthouse Funds Trust II are “fund of funds”:
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
“Fund of funds” Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Fund invests. Plan Participants may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.
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Charges And Deductions Under The Contract

General
We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:
•	the ability for You to make withdrawals and surrenders under the Contracts;
•	the death benefit paid on the death of a Participant;
•	the available Funding Options and related programs (including, automatic rebalancing and systematic withdrawal programs);
•	administration of the Annuity options available under the Contracts; and
•	the distribution of various reports to Contract Owners
Costs and expenses We incur include:
•	losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
•	sales and marketing expenses including commission payments to Your sales agent; and
•	other costs of doing business.
Risks We assume include:
•	that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;
•	that the amount of the death benefit will be greater than the Contract Value; and
•	that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.
We may also deduct a charge for taxes.
Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.
We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.
Contracts purchased prior to May 24, 2005 may be subject to fees and charges that differ from those described herein based on a competitive bidding process, which may have included negotiation of fees and charges based on factors such as, but not limited to: the total number of Plan Participants, the aggregate of all Plan Participant Contract Values, present or anticipated levels of Purchase Payments, distributions, transfers, administrative expenses, and distribution expenses (including commissions payable to the selling broker-dealer).
Surrender Charge / Contingent Deferred Sales Charge
Purchase Payments made under the Contract are not subject to a front-end sales load. However, upon redemption, the Company will charge either a surrender charge or a contingent deferred sales charge, as negotiated. The maximum contingent deferred sales charge is 5.5% of each Purchase Payment for a period of five years from the date the
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Purchase Payment was made. After five years from the date a Purchase Payment is made, the contingent deferred sales charge no longer applies to that Purchase Payment. The contingent deferred sales charge applies to each Purchase Payment You make.
For the contingent deferred sales charge, surrenders will be deemed taken from Purchase Payments in the order they were received by Us and then on any earnings.
The maximum surrender charge is 5% on the total amount withdrawn. For Contracts issued on or after May 24, 2005, the surrender charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company, and the length of time the Contract has been in force. If the expected level of aggregate Contract assets is less than $999,999.99, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:
Contract Year
Greater than or Equal to	But less than	Surrender Charge
0 years	1 years	5%
1 year	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5+ years		0%
If the expected level of aggregate Contract assets during the first Contract Year is greater than or equal to $1,000,000, there will be no surrender charge.
For Contracts issued before May 24, 2005, the surrender charge declines to zero after the eighth Contract Year. The surrender charge schedule for these Contracts is:
Contract Year
Greater than or Equal to	But less than	Surrender Charge
0 years	2 years	5%
2 years	4 years	4%
4 years	6 years	3%
6 years	8 years	2%
8+ years		0%
The contingent deferred sales or surrender charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of a TPA. When considering a change in the contingent deferred sales or surrender charges, the Company will take into account:
(a)	the size of Plan assets and the expected amount of annual contributions, and
(b)	the expected level of agent, TPA or Company involvement during the establishment and maintenance of the Contract, including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and
(c)	the expected level of commission the Company may pay to the agent for distribution expenses, and
(d)	any other relevant factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.
The sales or surrender charge will not be assessed for withdrawals made under the following circumstances:
•	retirement (as defined by the terms of Your Plan and consistent with Internal Revenue Service (“IRS”) rules)
•	separation from service/severance from employment
•	loans (if available in Your Plan)
•	hardship (as defined by the Code)
•	death
•	annuitization under this Contract or another contract issued by Us
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•	if permitted in Your state, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree
•	disability as defined in Code Section 72(m)(7)
•	minimum required distributions (generally at age 72 (age 70 1⁄2, if You were born on or before June 30, 1949))
•	return of Excess Plan Contributions
•	transfers to an employer stock fund
•	certain Plan expenses as mutually agreed upon
•	to avoid required Federal income tax penalties (This waiver applies to amounts required to be distributed under the Code from this Contract.)
Daily Asset Charge
This charge is also known as the mortality and expense risk (M&E) charge and is deducted on each Valuation Date from amounts held in the Separate Account. The charge will vary based on the expected aggregate Contract assets during the first Contract Year, as determined by the Company. This charge is equal to a maximum of 1.50% annually (1.30% for unallocated Contracts in Florida) of the amounts allocated to each Funding Option. The daily asset charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company. Below are the variations of the charge based on different levels of expected aggregate Contract assets:
Aggregate Contract Assets	Daily Asset Charge
$0 — $249,999.99	1.50%
$250,000 — $999,999.99	1.30%
$1,000,000 — $2,999,999.99	1.05%
$3,000,000 and over	0.80%
The mortality risk portion compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for providing the death benefit if a Participant dies prior to the Maturity Date. The expense risk portion of the daily asset charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs. Actual costs and expenses We incur include:
•	losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
•	sales, commission and marketing expenses; and
•	other costs of doing business.
We may, under some circumstances, agree to change the daily asset charge for a Plan from the charge level that would otherwise apply based on the aggregate Contract assets based on factors such as annual contributions, the number of employees, demographics of Plan Participants (which may reduce mortality and expenses of the Plan), and any other factors that the Company considers relevant.
Although Variable Annuity Payments made under the Contracts will vary in accordance with the investment performance of each Funding Option’s investment portfolio, payments will not be affected by: (a) the Company’s actual mortality experience among Annuitants after retirement, or (b) the Company’s actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by the Company.
Variable Liquidity Benefit Charge
If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the Accumulation Period.
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For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:
Contract Year
Greater than or Equal to	But less than	Surrender Charge
0 years	1 years	5%
1 years	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5+ years		0%
For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:
Contract Year
Greater than or Equal to	But less than	Surrender Charge
0 years	2 years	5%
2 years	4 years	4%
4 years	6 years	3%
6 years	8 years	2%
8+ years		0%
Please refer to the “Payment Options” section for a description of this benefit.
Underlying Fund Fees and Expenses
There are certain deductions from and expenses paid out of the assets of each Underlying Fund. These are described in the applicable prospectus for each Underlying Fund. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.
Semi-Annual Administrative Charge
A semi-annual administrative charge of up to $15 may be deducted from the value of each Participant’s Individual Account for administrative expenses. The fee only applies to allocated Contracts and is assessed only during the Accumulation Period.
The semiannual administrative Contract fee cannot be increased. The charge is set at a level that does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. In determining the level of the fee, We consider certain factors including, but not limited to, the following:
•	The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will remit Purchase Payment allocations electronically, and any other factors pertaining to the characteristics of the group or the Plan which may enable the Company to reduce the expense of administration.
•	Determination of the Company’s anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values, and any other factors pertaining to the level and expense of administrative services which will be provided under the Contract.
•	TPA and/or agent involvement.
This charge is applied pro-rata to the Subaccounts. We will also prorate this charge (i.e., calculate) from the date of participation in the Plan. We will also prorate this charge if the Contract is terminated.
Installation Charge
An installation charge of $1,000 may be applied to Plans with an average balance per Participant of less than $5,000.
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TPA Administrative Charges
We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party for Plan related expenses. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.
The Company pays selected TPAs, some of which may be owned by or in which Your financial representative (where applicable) has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.
Premium Tax
Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix F shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.
Income Taxes
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Changes in Taxes Based upon Premium or Value
If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.
Account Reduction Loan Fees
We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a one-time $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There may be a $50 annual maintenance fee per loan outstanding.
Transfers

Transfers of Contract Value between Funding Options
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of a Business Day will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-Business Day or after the close of a Business Day will be processed based on the value(s) next computed on the next Business Day.
Contract Values may generally be transferred from the Funding Options to the Fixed Account at any time.
Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.
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Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.
Transfers from the Fixed Account
Transfers from the Fixed Account, either to the Funding Options or to Contracts not issued by Us, may not exceed 20% per Contract Year, as applicable to the Contract Value in the Fixed Account valued on each such anniversary. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. No transfers will be allowed from the Fixed Account to any Competing Fund in the Plan. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least three months from the date of transfer. The Company reserves the right to waive either of these restrictions in its discretion and/or to limit the number of transfers to be transferred from the Fixed Account to the Funding Options to not more than one in any six month period. Automated Transfers under the Company’s Dollar Cost Averaging Program are not allowed from the Fixed Account.
Please see “Appendix E — Competing Funds” for more information.
Restrictions on Transfers
Restrictions on Frequent Transfers. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:
American Funds Global Growth Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Franklin Small-Mid Cap Growth VIP Fund
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Small Cap Value Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
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Western Asset Variable Global High Yield Bond Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more “round-trips” of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion.
As a condition to making their portfolios available in Our products, American Funds® requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds® requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds® monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.
Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.
The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares, and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are “omnibus” orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plan Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of
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contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.
In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.
Dollar Cost Averaging
Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows the Contract Owner or Participant to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the Accumulation Period of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.
You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.
You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.
You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time.
All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between Funding Options. Transfers made under the DCA Program will be counted for purposes of determining whether You have reached the 20% limit on the amount that may be transferred out of the Fixed Account in any one year. However, We will allow You to transfer more than 20% out of the Fixed Account if the transfers are pre-authorized transfers made through the DCA Program. Transfers made under the DCA Program will not be counted for purposes of restrictions We may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a Funding Option, You may still participate in the DCA Program.
We will terminate the Participant's participation in the DCA Program upon notification of the Participant's death. We reserve the right to terminate the availability of any dollar cost averaging program at any time.
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Transfers from Funding Options to Contracts Not Issued by Us
You may transfer all or any part of Your Contract’s Cash Surrender Value, subject to the restrictions of the Fixed Account, if applicable, from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales or surrender charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Cash Surrender Value from one Funding Option to any contract not issued by Us, subject to the restrictions of the Fixed Account, if applicable.
Transfers to or from Other Contracts Issued by Us
Under specific conditions, We may allow You to transfer to this Contract the contract value of other group Annuity contracts We have issued to You or to transfer amounts from this Contract to another contract issued by Us without applying a sales or surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales or surrender charge may apply, as described in the new contract.
Transfers from Contracts Not Issued by Us
Under specific conditions, when authorized by the state insurance department, We may credit a Plan up to 4% of the amount transferred to Us from another investment vehicle as reimbursement to the Plan for any exit penalty assessed by the other investment vehicle provider. We will recover this credit through reduced compensation paid to the servicing agent or broker.
Access To Your Money

Before the Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or at the Contract Owner’s direction, to the Participant. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit value calculated as of the Maturity Date. A Contract Owner’s account may be surrendered for cash without the consent of any Participant, as provided in the Plan.
We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.
We may withhold payment of Cash Surrender Value or a Participant’s loan proceeds if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.
Systematic Withdrawals
Before the Maturity Date, Participants may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes, sales charge and surrender charge. To elect systematic withdrawals, Participants must have a Cash Value of at least $5,000 and must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which Participants have an interest, unless You or Your designee instruct Us otherwise. Participants may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.
We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).
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Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1⁄2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.
Account Reduction Loans
We administer loan programs made available through Plans on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan on a pro-rata basis from the source(s) of money the Plan permits to be borrowed (e.g., money contributed to the Plan through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.
Ownership Provisions

Types of Ownership
Contract Owner
We issue only the Contract. Where We refer to “You,” We are referring to the Contract Owner.
At Your direction, Participants will receive all payments while they are alive unless You direct them to an alternate recipient.
Beneficiary
For unallocated Contracts, You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits attributable to a Participant upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request before the death of the Participant.
The Beneficiary is the person or persons designated to receive payment of any death benefit upon the death of the Participant. For allocated Contracts, Participants name the Beneficiary for their Individual Account in a Written Request. The Beneficiary has the right to receive any benefits due under that Individual Account upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request, before the death of the Participant.
For allocated Contracts, unless an irrevocable Beneficiary has been named, Participants have the right to change the Beneficiary for their Individual Account by Written Request during the lifetime of the Participant and while the Contract continues.
Annuitant
The Annuitant, generally a Plan Participant, is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.
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Death Benefit

Death Benefits Prior to the Maturity Date
For allocated Contracts, a death benefit may be provided in the event of death of the Participant subject to the rules described below. For unallocated Contracts, a death benefit is only available with the Company’s approval, and may not be available in all jurisdictions.
The Contract provides that in the event the Participant dies before the selected Maturity Date or the Participant’s attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Contract Value of the Participant’s Individual Account or (b) the total Purchase Payments made under that Participant’s Individual Account, less any applicable Premium Tax and prior surrenders not previously deducted (including any applicable surrender charge) and any outstanding loan balance as of the date We receive Due Proof of Death and instructions for payment in Good Order.
If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant’s Individual Account, (or value attributable to the Participant) less any applicable Premium Tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date We receive Due Proof of Death and instructions for payment in Good Order.
When provided, the death benefits calculated for an unallocated Contract are based on the Contract Value attributable to the Participant.
Under an unallocated Contract, We will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.
The death benefit may be taken by the Beneficiary in one of three ways: 1) in one sum (including either by check, by paying the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under any other settlement options that we may make available), in which case payment will be made within seven days of Our receipt of Due Proof of Death, unless subject to postponement as explained below; 2) within five years of the Participant’s date of death; or 3) subject to applicable tax rules, applied to a lifetime Annuity. The Beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two. See “Federal Tax Considerations” for information about federal tax law distribution requirements that apply upon the Participant’s death.
If We are notified of Your death before any requested transaction is completed including transactions under a DCA Program, an automatic rebalancing program and systematic withdrawal program), We will cancel the request. As described above, the death benefit will be determined on the Death Report Date.
The Annuity Period

Maturity Date
Under the Contract, You can direct Us to make regular income payments to Participants (“Annuity Payments”). You, or at Your direction, Participants, can choose the month and the year in which those payments begin (“Maturity Date”). You, or at Your direction, Participants, can also choose, subject to the requirements of tax law, among income plans (Annuity options). While the Participant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Participant and another person that the Code permits, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Participant is alive before Annuity Payments are made. Not all options may be available in all states.
You may direct Us to annuitize amounts attributable to a Participant at any time after You purchase the Contract. Certain Annuity options may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Participant and, in the case of Qualified Contracts, generally upon either the later of the
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Participant’ s attainment of age 72 (age 70 1⁄2, if You were born on or before June 30, 1949) or the year You retire from the employer whose Plan is associated with Your Qualified Contract. Participants should seek independent tax advice regarding the election of minimum required distributions.
Allocation of Annuity
You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See “Transfers”.)
Variable Annuity
You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.
Determination of First Annuity Payment. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.
The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% then the dollar amount of Your Variable Annuity Payments will increase.
Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.
Fixed Annuity
A Fixed Annuity provides for payments that do not vary during the Annuity Period. The dollar amount remains constant throughout the payment period. The dollar amount of the first Fixed Annuity Payment will be calculated as described under “Amount of First Payment”. All subsequent payments will be in the same amount. If it would provide a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.
Election of Options
Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.
Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:
(a)	the Participant’s name, address, date of birth, social security number
(b)	the amount to be distributed
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(c)	the Annuity option which is to be purchased
(d)	the date the Annuity option payments are to begin
(e)	if the form of the Annuity provides a death benefit in the event of the Participant’s death, the name, relationship and address of the Beneficiary as designated by You and
(f)	any other data that We may require.
The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.
Retired Life Certificate
We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.
Allocation of Cash Surrender Value During the Annuity Period
At the time an Annuity option is elected, You or the TPA also may elect to have the Participant’s Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the TPA, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in the provision “Transfers of Contract Value Between Funding Options”, in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.
Annuity Options
Where required by state law or under a qualified retirement Plan, the Annuitant’s sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of your joint Annuitant, the choice of percentage reduction in payments after Your death, and/or the duration of the guarantee period may be limited.
Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in income payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.
If Your Contract is a Qualified Contract, You must take distributions during Your life in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Tax Considerations.”) Under certain circumstances, You may satisfy those requirements by electing an Annuity option. Upon Your death, if Annuity Payments have already begun under a Qualified Contract, any remaining payments under the Contract also must be made in accordance with applicable tax law. In some cases, those tax laws may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If Your Contract is a Non-Qualified Contract, the tax rules that apply upon Your death are similar, but differ in some material respects, from the tax rules for Qualified Contracts. For example, if You die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of Your death.
Option 1 — Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.
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Option 2 — Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.
Option 3 — Life Annuity — Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:
(a)	is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and
(b)	is
(1)	the number of Annuity Units represented by each payment; times
(2)	the number of payments made;
and for a Fixed Annuity:
(a)	is the Contract Value applied on the Maturity Date under this option and
(b)	is the dollar amount of Annuity Payments already paid.
Option 4 — Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.
Option 5 — Joint and Last Survivor Annuity — Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.
On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.
Option 6 — Payments for a Fixed Period. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than the period selected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.
Option 7 — Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.
Variable Liquidity Benefit
This benefit is offered with Variable Annuity option “Payments for a Fixed Period” (without life contingency) where payments are made on a variable basis.
At any time after annuitization and before death, a Participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract, (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.
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Miscellaneous Contract Provisions

Contract and Participant’s Individual Account Termination
Under the allocated Contracts, if the Contract Value in a Participant’s Individual Account is less than the termination amount as stated in Your Contract ($2,000), We reserve the right to terminate that Participant’s Individual Account and move the Contract Value of that Participant’s Individual Account to Your Account.
We will not terminate any Participant’s Individual Account that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Participants We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.
However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.
Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.
You may discontinue this Contract by Written Request at any time for any reason.
We reserve the right to discontinue this Contract if:
(a)	the Contract Value of the Contract is less than the termination amount stated in Your Contract ($20,000 for allocated Contracts); or
(b)	We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or
(c)	We receive notice that is satisfactory to Us of Plan Termination.
If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:
(a)	accept no further payments for this Contract;
(b)	pay You the Cash Surrender Value of the Funding Options, or distribute the Cash Surrender Value of each Participant’s Individual Account as described in the settlement provisions section at Your direction; and
(c)	pay You the Cash Surrender Value of the Fixed Account, if applicable.
If the Contract is discontinued, We will distribute the Cash Surrender Value to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance. In New York (for Contracts issued on or after April 30, 2007) and certain other states We are required to pay You the Contract Value upon Our discontinuance of the Contract.
Suspension of Payments
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any Business Day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.
Misstatement
We may require proof of age of the Contract Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Contract Owner’s, Beneficiary’s or Annuitant’s life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.
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Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.
Funding Options
The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.
Certain Funding Options are considered Competing Funds, and are subject to transfer restriction. These options are noted as such in Your Contract. Certain Funding Options are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option’s investment strategy. These are also noted in Your Contract.
Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.
Cybersecurity and Certain Business Continuity Risks
Our Variable Annuity contract business is largely conducted through digital communications and data storage networks and systems operated by Us and Our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our Variable Annuity contracts). For example, many routine operations, such as processing Contract Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect Our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Contract Owners and their Contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cybersecurity breaches may also impact the issuers of securities in which the Funding Options invest, and it is possible the funds underlying Your Contract could lose value. There can be no assurance that We or Our service providers or the Funding Options will avoid losses affecting Your Contract due to cyber-attacks or information security breaches in the future. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Funding Options invest.
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The Separate Account

Brighthouse Separate Account QPN for Variable Annuities (“Separate Account”) was established on December 26, 1995 and is exempt from registration with the SEC pursuant to Section 3(c)(11) of the 1940 Act. Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account QPN for Variable Annuities. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Funding Options. We may also offer contracts through the Separate Account that are not registered with the SEC.
We hold the assets of the Separate Account for the exclusive benefit of those who hold interests in the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.
All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.
We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.
Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company’s general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company’s general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, Brighthouse Financial, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.
Performance Information
In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.
Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create “hypothetical historical performance” of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.
In a low interest rate environment, yields for fixed income Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund’s yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a fixed income Subaccount or participate in an asset allocation program where Contract Value is allocated to a fixed income Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.
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Federal Tax Considerations

Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or ERISA.
We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
For Federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Qualified Annuity Contracts
Introduction
The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A Contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.
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Purchase Payments
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single purchase payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.
With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a qualified Contract which is subject to income tax may also be subject to a 10% Federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)	on account of your death or disability,
(b)	as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary and You are separated from employment;
(c)	on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs),
(d)	pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to SEPs and SIMPLE IRAs),
(e)	to pay IRS levies (and made after December 31, 1999),
(f)	to pay deductible medical expenses, or
(g)	in the case of IRAs only, to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If You receive systematic payments that You intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal
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income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.
The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Rollovers and Transfers
Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).
Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA.
Federal income tax law allows You to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs You own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with Your tax adviser before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)	minimum distribution requirements;
(b)	financial hardship; or
(c)	for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another IRA or other qualified plan. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a qualified contract is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (“RMD”) amounts are required to be distributed from the Contract (including a Roth IRA) following Your death.
Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to Your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy.
Generally, distributions under this exception must start by the end of the year following Your death. However, if Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 72 (age 70 1⁄2, if You were born on or before June 30, 1949) if Your Contract permits.
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If You die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the Contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if Your Beneficiary is not a natural person, such as Your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the Contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.
Required Minimum Distributions
Generally, You must begin receiving RMD amounts from your qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “required Beginning Date” is April 1 following the later of:
(a)	the calendar year in which You reach age 72 (age 70 1⁄2, if You were born on or before June 30, 1949), or
(b)	the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which You attain 72 (age 70 1⁄2, if You were born on or before June 30, 1949), even if You have not retired, taking Your first distribution no later than April 1 of the year after You reach age 72 (age 70 1⁄2, if You were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if You were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs). The required minimum distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If You intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of You and a beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after Your death, any remaining payments be made over a shorter period or be reduced after Your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of annuity payments. You should consult Your own tax adviser as to how these rules affect Your own Contract.
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Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.
Distinction for Puerto Rico Code
An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions
The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions
Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%. A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1) the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) 10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
Upon the occurrence of a “Declared Disaster,” like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed
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$100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico.
Rollover
Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations
In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
Other Information

The Insurance Company
Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.
Financial Statements
The financial statements of the Company and for the Separate Account are located in the Statement of Additional Information.
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Distribution of the Contracts
Distribution and Principal Underwriting Agreement. The Company has appointed Brighthouse Securities, LLC (“Brighthouse Securities”) to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses Brighthouse Securities for expenses Brighthouse Securities incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). The Company also pays amounts to Brighthouse Securities that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Brighthouse Securities’ management team and other expenses of distributing the Contracts. Brighthouse Securities management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Brighthouse Securities. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Brighthouse Securities does not retain any fees under the Contracts; however, Brighthouse Securities may receive 12b-1 fees from the Underlying Funds.
Brighthouse Securities’ principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”). FINRA provides background information about broker-dealers and their financial representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Brighthouse Securities, on behalf of the Company, enters into selling agreements with unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by financial representatives who are associated persons of such unaffiliated broker-dealer firms. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer actively offers the Contracts to new purchasers, but it continues to accept Participants from existing Contracts and Purchase Payments from existing Contract Owners and Plan Participants.
Compensation. Broker-dealers who have selling agreements with Brighthouse Securities are paid compensation for the promotion and sale of the Contracts. Financial representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the financial representative receives depends on the agreement between the firm and the financial representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or financial representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.
Compensation is generally paid as a percentage of the Funding Options invested in the Contract. Alternatively, Brighthouse Securities may pay lower compensation on the Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to financial representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to financial representatives).
Brighthouse Securities has also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called “shelf space” arrangements. Under these arrangements, Brighthouse Securities pays separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company’s products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer’s sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company’s products.
These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be a flat fee, or based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by
46

financial representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities out of its own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its financial representatives to favor the Company’s products. Brighthouse Securities has entered into preferred distribution arrangements with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. (See the Statement of Additional Information — “Distribution and Principal Underwriting Agreement” for a list of the broker-dealer firms that received compensation during 2019, as well as the range of additional compensation paid.).
Brighthouse Securities may have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. Currently, the investment advisory firms include Morgan Stanley Investment Management, Inc. Financial representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.
From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company’s Variable Annuity Contracts. The Company may also obtain access to an organization’s members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from the Company. The Company also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. The Company may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, the Company hires organizations including, for example, MetLife Services and Solutions, LLC or Metropolitan Life Insurance Company, with whom We were previously affiliated, to perform administrative and enrollment services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. The Company also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. The Company or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.
Conformity with State and Federal Laws
The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.
Voting Rights
The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners’ instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.
Contract Modification
We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.
47

Postponement of Payment (the “Emergency Procedure”)
Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the SEC so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supersede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.
Restrictions on Financial Transactions
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.
Legal Proceedings
In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.
48

Appendix A

Condensed Financial Information
for Brighthouse Separate Account QPN for Variable Annuities
(formerly MetLife of CT Separate Account QPN for Variable Annuities)
Accumulation Unit Values (in dollars)
The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the minimum Separate Account Charge available under the contract. The second table provides the AUV information for the maximum Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.
BRP — Separate Account Charges 0.80%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2019	2.909	3.904	23,473
	2018	3.224	2.909	54,439
	2017	2.472	3.224	67,557
	2016	2.477	2.472	275,074
	2015	2.335	2.477	378,980
	2014	2.300	2.335	381,279
	2013	1.795	2.300	1,026,052
	2012	1.476	1.795	1,604,954
	2011	1.633	1.476	1,750,535
	2010	1.473	1.633	2,069,801
American Funds Growth Subaccount (Class 2) (5/04)	2019	3.103	4.026	50,544
	2018	3.136	3.103	138,790
	2017	2.464	3.136	322,575
	2016	2.268	2.464	1,931,443
	2015	2.140	2.268	1,990,221
	2014	1.988	2.140	2,283,347
	2013	1.540	1.988	2,808,346
	2012	1.317	1.540	3,547,320
	2011	1.387	1.317	4,924,916
	2010	1.178	1.387	5,335,625
American Funds Growth-Income Subaccount (Class 2) (5/04)	2019	2.609	3.265	52,868
	2018	2.678	2.609	64,004
	2017	2.206	2.678	78,258
	2016	1.994	2.206	372,418
	2015	1.981	1.994	302,443
	2014	1.805	1.981	304,567
	2013	1.363	1.805	623,738
	2012	1.170	1.363	771,459
	2011	1.201	1.170	948,671
	2010	1.086	1.201	1,462,128
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	3.383	3.866	21,332
	2018	3.497	3.383	19,815
	2017	3.258	3.497	62,271
	2016	2.871	3.258	118,308
	2015	3.004	2.871	118,101
	2014	2.925	3.004	182,508
	2013	2.683	2.925	189,352
	2012	2.313	2.683	215,454
	2011	2.272	2.313	471,243
	2010	1.971	2.272	479,966
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.593	2.014	1,624
	2018	1.785	1.593	9,541
	2017	1.464	1.785	21,720
	2016	1.354	1.464	79,659
	2015	1.393	1.354	210,708
	2014	1.336	1.393	300,872
	2013	1.040	1.336	322,706
	2012	0.898	1.040	383,622
	2011	1.045	0.898	735,855

BRP — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2019	2.904	3.710	17,409
	2018	3.454	2.904	22,885
	2017	3.117	3.454	21,555
	2016	2.394	3.117	82,856
	2015	2.551	2.394	97,393
	2014	2.528	2.551	133,125
	2013	1.924	2.528	528,101
	2012	1.644	1.924	771,409
	2011	1.821	1.644	1,060,235
	2010	1.531	1.821	1,425,054
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/08)	2019	1.138	1.366	—
	2018	1.333	1.138	—
	2017	1.045	1.333	—
	2016	0.942	1.045	11,525
	2015	1.100	0.942	35,044
	2014	1.182	1.100	72,576
	2013	1.252	1.182	141,476
	2012	1.059	1.252	402,651
	2011	1.309	1.059	293,625
	2010	1.064	1.309	295,554
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.147	2.808	—
	2018	2.310	2.147	—
	2017	1.909	2.310	12,923
	2016	1.777	1.909	20,744
	2015	1.715	1.777	18,976
	2014	1.522	1.715	108,343
	2013	1.143	1.522	123,136
	2012	1.015	1.143	233,386
	2011	1.021	1.015	222,239
	2010	0.915	1.021	270,808
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.250	1.551	23,279
	2018	1.375	1.250	24,679
	2017	1.249	1.375	26,630
	2016	1.245	1.249	74,778
	2015	1.270	1.245	166,484
	2014	1.126	1.270	268,623
	2013	1.094	1.126	427,952
	2012	0.874	1.094	587,829
	2011	0.930	0.874	956,860
	2010	0.806	0.930	1,266,959
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	4.166	4.349	—
	2013	3.252	4.166	581,430
	2012	2.669	3.252	833,634
	2011	2.903	2.669	1,092,605
	2010	2.668	2.903	1,976,265
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (4/08)	2019	1.577	1.870	—
	2018	1.661	1.577	—
	2017	1.433	1.661	—
	2016	1.340	1.433	38,771
	2015	1.360	1.340	34,067
	2014	1.293	1.360	29,280
	2013	1.100	1.293	49,126
	2012	0.976	1.100	66,663
	2011	1.006	0.976	67,367
	2010	0.904	1.006	89,286
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (4/08)	2019	1.634	2.004	5,016
	2018	1.748	1.634	4,226
	2017	1.452	1.748	13,172
	2016	1.343	1.452	52,873
	2015	1.364	1.343	266,028
	2014	1.293	1.364	249,169
	2013	1.042	1.293	353,321
	2012	0.904	1.042	506,346
	2011	0.957	0.904	529,842
	2010	0.850	0.957	509,334

BRP — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (4/08)	2019	1.499	1.727	—
	2018	1.564	1.499	—
	2017	1.396	1.564	—
	2016	1.315	1.396	19,491
	2015	1.335	1.315	171,117
	2014	1.268	1.335	150,961
	2013	1.126	1.268	154,622
	2012	1.024	1.126	150,743
	2011	1.031	1.024	148,802
	2010	0.945	1.031	110,193
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.435	3.015	536
	2018	3.218	2.435	536
	2017	2.481	3.218	53,519
	2016	2.306	2.481	78,761
	2015	2.429	2.306	149,500
	2014	2.592	2.429	360,592
	2013	1.998	2.592	435,312
	2012	1.555	1.998	629,697
	2011	1.823	1.555	870,375
	2010	1.575	1.823	1,212,355
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.862	3.548	—
	2018	3.285	2.862	30
	2017	2.805	3.285	—
	2016	2.411	2.805	2,131
	2015	2.585	2.411	22,870
	2014	2.383	2.585	31,948
	2013	1.775	2.383	49,031
	2012	1.509	1.775	55,425
	2011	1.544	1.509	141,753
	2010	1.355	1.544	221,235
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)	2013	2.537	2.701	—
	2012	2.091	2.537	814,213
	2011	2.527	2.091	1,723,168
BHFTI Invesco Global Equity Subaccount (Class B) (4/08)	2013	2.217	2.796	—
	2012	1.845	2.217	68,972
	2011	2.030	1.845	74,778
	2010	1.765	2.030	118,581
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)	2019	1.426	1.863	52,518
	2018	1.653	1.426	123,894
	2017	1.217	1.653	130,255
	2016	1.223	1.217	707,745
	2015	1.185	1.223	902,197
	2014	1.169	1.185	1,004,025
	2013	1.015	1.169	1,354,789
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.766	3.419	5,465
	2018	3.056	2.766	5,465
	2017	2.452	3.056	54,783
	2016	2.213	2.452	137,851
	2015	2.263	2.213	144,310
	2014	2.108	2.263	189,046
	2013	1.512	2.108	192,455
	2012	1.286	1.512	264,696
	2011	1.308	1.286	302,044
	2010	1.042	1.308	298,962
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	2.031	2.409	13,328
	2018	2.374	2.031	11,984
	2017	2.310	2.374	12,283
	2016	1.779	2.310	14,023
	2015	1.934	1.779	17,584
	2014	1.863	1.934	20,716
	2013	1.409	1.863	122,980
	2012	1.228	1.409	113,256
	2011	1.377	1.228	147,513
	2010	1.162	1.377	73,144
BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)	2011	0.689	0.734	—
	2010	0.647	0.689	7,545

BRP — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	5.206	6.396	46,841
	2018	5.632	5.206	45,153
	2017	4.783	5.632	119,948
	2016	4.681	4.783	231,270
	2015	4.906	4.681	310,530
	2014	4.336	4.906	381,029
BHFTI Loomis Sayles Growth Subaccount (Class B) (4/08)	2014	1.399	1.466	—
	2013	0.968	1.399	33,739
	2012	0.822	0.968	61,500
	2011	0.802	0.822	43,472
	2010	0.653	0.802	22,669
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.943	2.007	—
	2015	1.996	1.943	350,975
	2014	1.914	1.996	420,331
	2013	1.783	1.914	370,223
	2012	1.588	1.783	425,061
	2011	1.527	1.588	316,826
	2010	1.360	1.527	498,560
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.792	2.281	—
	2018	2.100	1.792	—
	2017	1.652	2.100	—
	2016	1.680	1.652	—
	2015	1.724	1.680	547
	2014	1.868	1.724	2,417
	2013	1.579	1.868	4,655
	2012	1.364	1.579	4,986
	2011	1.540	1.364	53,097
	2010	1.393	1.540	53,444
BHFTI MLA Mid Cap Subaccount (Class A) (4/07)	2013	2.741	2.979	—
	2012	2.617	2.741	105,457
	2011	2.781	2.617	221,738
	2010	2.274	2.781	282,061
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.898	1.011	—
	2011	0.914	0.898	27,376
	2010	0.840	0.914	6,557
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.402	1.508	167
	2018	1.444	1.402	167
	2017	1.402	1.444	167
	2016	1.344	1.402	118,960
	2015	1.395	1.344	159,897
	2014	1.363	1.395	311,740
	2013	1.509	1.363	388,665
	2012	1.392	1.509	850,854
	2011	1.258	1.392	887,176
	2010	1.175	1.258	1,082,945
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	2.102	2.262	564
	2018	2.124	2.102	179
	2017	2.049	2.124	—
	2016	2.013	2.049	132,753
	2015	2.029	2.013	225,217
	2014	1.963	2.029	509,831
	2013	2.017	1.963	688,816
	2012	1.861	2.017	1,225,302
	2011	1.818	1.861	1,520,310
	2010	1.695	1.818	2,690,472
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.404	2.425	—
	2015	2.422	2.404	9,963
	2014	2.196	2.422	12,779
	2013	1.664	2.196	11,788
	2012	1.517	1.664	28,425
	2011	1.602	1.517	61,754
	2010	1.389	1.602	126,928
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.749	2.826	—
	2015	2.808	2.749	45,613
	2014	2.706	2.808	57,169
	2013	2.686	2.706	137,914
	2012	2.426	2.686	201,044
	2011	2.360	2.426	322,797
	2010	2.121	2.360	589,802

BRP — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	0.525	0.550	—
	2012	0.472	0.525	228,601
	2011	0.581	0.472	300,872
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.832	2.300	57,875
	2018	2.033	1.832	139,433
	2017	1.753	2.033	148,965
	2016	1.524	1.753	429,760
	2015	1.593	1.524	438,330
	2014	1.418	1.593	704,220
	2013	1.068	1.418	928,269
	2012	0.913	1.068	1,728,671
	2011	0.958	0.913	3,063,814
	2010	0.826	0.958	3,960,683
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.615	2.028	—
	2018	1.790	1.615	471
	2017	1.541	1.790	471
	2016	1.339	1.541	7,556
	2015	1.398	1.339	1,344
	2014	1.275	1.398	10,182
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2019	2.021	2.586	35,450
	2018	2.267	2.021	54,700
	2017	2.087	2.267	90,463
	2016	1.822	2.087	95,799
	2015	2.018	1.822	146,784
	2014	1.855	2.018	217,309
	2013	1.435	1.855	214,488
	2012	1.261	1.435	177,108
	2011	1.320	1.261	380,454
	2010	1.060	1.320	531,985
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	2.178	2.373	2,236
	2018	2.203	2.178	6,727
	2017	2.133	2.203	233,538
	2016	2.085	2.133	341,695
	2015	2.090	2.085	391,663
	2014	1.967	2.090	614,189
	2013	1.998	1.967	576,488
	2012	1.873	1.998	759,677
	2011	1.772	1.873	819,413
	2010	1.649	1.772	1,034,495
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	3.426	4.516	7,188
	2018	3.372	3.426	7,906
	2017	2.538	3.372	34,429
	2016	2.556	2.538	725,289
	2015	2.425	2.556	807,262
	2014	2.244	2.425	903,032
	2013	1.686	2.244	1,146,255
	2012	1.486	1.686	1,494,273
	2011	1.645	1.486	1,939,432
	2010	1.384	1.645	2,648,950
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2019	1.228	1.242	246,313
	2018	1.218	1.228	277,489
	2017	1.218	1.218	704,592
	2016	1.226	1.218	862,017
	2015	1.236	1.226	1,235,110
	2014	1.245	1.236	1,458,551
	2013	1.255	1.245	2,132,408
	2012	1.266	1.255	3,726,830
	2011	1.276	1.266	4,663,936
	2010	1.283	1.276	7,246,877
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.516	1.680	791
	2018	1.569	1.516	791
	2017	1.479	1.569	791
	2016	1.426	1.479	25,154
	2015	1.446	1.426	96,723
	2014	1.396	1.446	133,540
	2013	1.349	1.396	150,339
	2012	1.246	1.349	249,469
	2011	1.216	1.246	782,500
	2010	1.114	1.216	734,008

BRP — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.578	1.809	33,370
	2018	1.664	1.578	—
	2017	1.516	1.664	1,015
	2016	1.440	1.516	60,957
	2015	1.467	1.440	155,276
	2014	1.410	1.467	217,217
	2013	1.281	1.410	285,756
	2012	1.159	1.281	597,519
	2011	1.156	1.159	1,314,810
	2010	1.045	1.156	1,104,924
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.616	1.915	57,014
	2018	1.736	1.616	296,000
	2017	1.525	1.736	292,833
	2016	1.435	1.525	339,591
	2015	1.465	1.435	573,060
	2014	1.406	1.465	907,725
	2013	1.201	1.406	1,051,276
	2012	1.069	1.201	1,363,747
	2011	1.093	1.069	1,993,632
	2010	0.973	1.093	2,147,689
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.629	2.000	—
	2018	1.787	1.629	4,608
	2017	1.512	1.787	48,436
	2016	1.409	1.512	208,903
	2015	1.445	1.409	550,579
	2014	1.384	1.445	849,776
	2013	1.123	1.384	1,237,083
	2012	0.981	1.123	1,778,797
	2011	1.027	0.981	3,047,170
	2010	0.903	1.027	4,390,526
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.991	2.429	—
	2018	2.085	1.991	—
	2017	1.826	2.085	—
	2016	1.720	1.826	12,813
	2015	1.690	1.720	112,481
	2014	1.541	1.690	143,611
	2013	1.288	1.541	48,227
	2012	1.156	1.288	43,422
	2011	1.122	1.156	169,779
	2010	1.032	1.122	61,036
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.296	2.983	161
	2018	2.317	2.296	5,660
	2017	1.961	2.317	25,151
	2016	1.842	1.961	63,399
	2015	1.813	1.842	73,668
	2014	1.652	1.813	94,898
	2013	1.246	1.652	108,804
	2012	1.113	1.246	295,792
	2011	1.169	1.113	376,390
	2010	1.052	1.169	615,415
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.989	2.195	—
	2012	1.734	1.989	624,684
	2011	1.865	1.734	713,176
	2010	1.642	1.865	914,518
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	1.316	1.737	21,225
	2018	1.408	1.316	20,185
	2017	1.134	1.408	98,208
	2016	1.086	1.134	200,631
	2015	1.065	1.086	260,721
	2014	0.967	1.065	364,030
	2013	0.735	0.967	396,335
	2012	0.668	0.735	563,876
	2011	0.695	0.668	1,027,250
	2010	0.608	0.695	1,318,428

BRP — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class A) (4/12)	2019	2.125	2.800	7,636
	2018	2.135	2.125	20,399
	2017	1.567	2.135	8,147
	2016	1.577	1.567	330,472
	2015	1.435	1.577	315,086
	2014	1.326	1.435	305,249
	2013	0.976	1.326	298,089
	2012	1.010	0.976	304,182
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2012	0.890	1.020	—
	2011	0.895	0.890	255,048
	2010	0.811	0.895	251,753
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.964	1.048	—
	2010	0.840	0.964	713,719
BHFTII MetLife Stock Index Subaccount (Class A) (5/09)	2019	2.385	3.103	99,156
	2018	2.520	2.385	126,829
	2017	2.090	2.520	193,447
	2016	1.887	2.090	1,831,694
	2015	1.880	1.887	1,886,367
	2014	1.672	1.880	2,145,446
	2013	1.277	1.672	2,391,442
	2012	1.112	1.277	2,909,074
	2011	1.100	1.112	4,246,551
	2010	0.966	1.100	5,169,435
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	2.124	2.124	—
	2018	2.198	2.124	—
	2017	2.064	2.198	—
	2016	1.762	2.064	9,537
	2015	1.893	1.762	7,869
	2014	1.740	1.893	19,379
	2013	1.331	1.740	16,398
	2012	1.177	1.331	98,374
	2011	1.163	1.177	80,346
	2010	1.076	1.163	83,627
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	3.686	4.392	843
	2018	3.943	3.686	11,449
	2017	3.541	3.943	107,544
	2016	3.276	3.541	315,114
	2015	3.314	3.276	401,708
	2014	3.081	3.314	579,082
	2013	2.615	3.081	913,259
	2012	2.367	2.615	1,196,076
	2011	2.335	2.367	1,752,591
	2010	2.142	2.335	2,268,630
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.728	3.522	76,987
	2018	3.058	2.728	108,641
	2017	2.612	3.058	327,285
	2016	2.302	2.612	704,162
	2015	2.324	2.302	822,421
	2014	2.114	2.324	1,380,764
	2013	1.570	2.114	1,769,921
	2012	1.357	1.570	1,330,910
	2011	1.356	1.357	1,378,089
	2010	1.227	1.356	1,496,538
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	4.665	6.001	1,389
	2018	5.040	4.665	2,023
	2017	4.389	5.040	3,120
	2016	3.728	4.389	32,949
	2015	3.736	3.728	26,272
	2014	3.766	3.736	53,006
	2013	2.999	3.766	59,321
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.701	3.499	15,860
	2018	2.755	2.701	22,232
	2017	2.080	2.755	67,264
	2016	2.065	2.080	132,972
	2015	1.884	2.065	131,545
	2014	1.745	1.884	125,982
	2013	1.268	1.745	165,349
	2012	1.077	1.268	294,619
	2011	1.100	1.077	354,944
	2010	0.950	1.100	733,060

BRP — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	3.327	4.385	533
	2018	3.598	3.327	38,298
	2017	2.960	3.598	35,251
	2016	2.677	2.960	1,264,606
	2015	2.633	2.677	1,312,695
	2014	2.489	2.633	1,416,772
	2013	1.740	2.489	1,654,261
	2012	1.514	1.740	1,964,027
	2011	1.504	1.514	2,519,394
	2010	1.126	1.504	2,810,024
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	2.037	2.314	12,854
	2018	2.135	2.037	12,796
	2017	1.988	2.135	174,694
	2016	1.908	1.988	325,825
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.362	1.435	4
	2018	1.358	1.362	4
	2017	1.341	1.358	8,863
	2016	1.333	1.341	85,984
	2015	1.334	1.333	92,133
	2014	1.306	1.334	199,310
	2013	1.324	1.306	306,468
	2012	1.289	1.324	1,040,118
	2011	1.230	1.289	1,763,398
	2010	1.170	1.230	2,080,474
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/01)	2019	3.062	3.988	175,616
	2018	3.306	3.062	210,022
	2017	2.741	3.306	215,632
	2016	2.565	2.741	365,530
	2015	2.575	2.565	378,513
	2014	2.325	2.575	429,146
	2013	1.789	2.325	894,287
	2012	1.553	1.789	1,034,439
	2011	1.610	1.553	1,298,771
	2010	1.388	1.610	1,953,229
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2016	3.439	3.818	284,713
	2015	3.524	3.439	326,751
	2014	3.350	3.524	446,195
	2013	2.486	3.350	878,042
	2012	2.187	2.486	1,311,534
	2011	2.473	2.187	1,992,674
	2010	1.939	2.473	2,288,272
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)	2016	1.851	1.912	182,488
	2015	1.916	1.851	183,145
	2014	1.797	1.916	178,618
	2013	1.311	1.797	173,544
	2012	1.193	1.311	163,377
	2011	1.263	1.193	226,459
	2010	0.998	1.263	328,424
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)	2019	3.130	3.934	1,785
	2018	3.747	3.130	1,785
	2017	2.690	3.747	3,937
	2016	2.309	2.690	62,684
	2015	2.895	2.309	78,872
	2014	3.185	2.895	158,943
	2013	3.241	3.185	238,342
	2012	2.887	3.241	380,339
	2011	3.458	2.887	445,269
	2010	2.965	3.458	740,739
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.615	1.803	8,759
	2018	1.926	1.615	18,318
	2017	1.663	1.926	95,734
	2016	1.564	1.663	100,522
	2015	1.687	1.564	95,428
	2014	1.913	1.687	110,462
	2013	1.568	1.913	131,014
	2012	1.337	1.568	324,580
	2011	1.508	1.337	376,835
	2010	1.402	1.508	708,770

BRP — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)	2010	1.162	1.181	—
Janus Henderson Enterprise Subaccount (Service Shares) (5/00)	2019	1.627	2.181	21,262
	2018	1.651	1.627	21,991
	2017	1.309	1.651	86,882
	2016	1.177	1.309	473,202
	2015	1.144	1.177	523,306
	2014	1.027	1.144	713,616
	2013	0.784	1.027	840,213
	2012	0.676	0.784	1,306,308
	2011	0.693	0.676	1,601,874
	2010	0.556	0.693	2,312,305
Janus Henderson Global Technology Subaccount (Service Shares) (5/00)	2011	0.543	0.583	—
	2010	0.440	0.543	351,339
Legg Mason Partners Equity Trust
LMPET S&P 500 Index Subaccount (Class A) (6/98)	2010	1.045	1.114	—
Legg Mason Partners Income Trust
LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)	2019	2.867	3.253	—
	2018	3.000	2.867	—
	2017	2.821	3.000	223
	2016	2.633	2.821	25,229
	2015	2.676	2.633	55,546
	2014	2.494	2.676	90,668
	2013	2.509	2.494	87,846
	2012	2.209	2.509	138,643
	2011	2.117	2.209	180,404
	2010	1.914	2.117	221,520
Templeton Growth Fund, Inc. (Class A) (8/96)	2011	2.250	2.524	—
	2010	2.109	2.250	2,301,640
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)	2019	2.406	2.985	9,543
	2018	2.646	2.406	31,562
	2017	2.294	2.646	30,784
	2016	2.285	2.294	21,868
	2015	2.344	2.285	121,482
	2014	1.962	2.344	486,725
	2013	1.339	1.962	497,202
	2012	1.137	1.339	668,624
	2011	1.118	1.137	1,052,284
	2010	0.902	1.118	1,572,838
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.263	1.273	—
	2013	0.963	1.263	22,572
	2012	0.845	0.963	89,079
	2011	0.908	0.845	445,369
	2010	0.785	0.908	830,213
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)	2019	3.252	4.189	6
	2018	3.336	3.252	1,961
	2017	2.813	3.336	9,693
	2016	2.583	2.813	53,212
	2015	2.563	2.583	72,551
	2014	2.328	2.563	76,339
	2013	1.805	2.328	122,641
	2012	1.569	1.805	386,756
	2011	1.542	1.569	772,756
	2010	1.380	1.542	1,015,282
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2019	2.747	3.586	3,576
	2018	2.911	2.747	3,576
	2017	2.462	2.911	3,935
	2016	2.158	2.462	31,668
	2015	2.274	2.158	50,071
	2014	2.017	2.274	41,367
	2013	1.615	2.017	61,005
	2012	1.425	1.615	69,027
	2011	1.332	1.425	114,586
	2010	1.196	1.332	130,876

BRP — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)	2019	4.545	5.959	2,840
	2018	4.581	4.545	2,840
	2017	3.672	4.581	3,110
	2016	3.447	3.672	13,466
	2015	3.165	3.447	65,674
	2014	2.798	3.165	88,092
	2013	2.046	2.798	94,039
	2012	1.714	2.046	137,767
	2011	1.739	1.714	312,259
	2010	1.596	1.739	401,779
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	3.123	3.993	335
	2018	3.455	3.123	15,189
	2017	3.032	3.455	14,713
	2016	2.705	3.032	24,603
	2015	2.807	2.705	22,388
	2014	2.533	2.807	25,439
	2013	1.929	2.533	313,669
	2012	1.669	1.929	383,256
	2011	1.603	1.669	595,928
	2010	1.476	1.603	639,416
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2019	3.355	4.222	7,420
	2018	3.270	3.355	7,371
	2017	2.652	3.270	2,270
	2016	2.527	2.652	14,101
	2015	2.664	2.527	39,464
	2014	2.580	2.664	393,952
	2013	1.768	2.580	456,683
	2012	1.493	1.768	527,708
	2011	1.484	1.493	572,535
	2010	1.195	1.484	785,742
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.045	1.035	—
	2010	0.965	1.045	262,863
LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)	2019	2.816	3.195	10,438
	2018	2.954	2.816	10,053
	2017	2.741	2.954	8,568
	2016	2.390	2.741	26,737
	2015	2.558	2.390	26,179
	2014	2.609	2.558	43,073
	2013	2.475	2.609	49,042
	2012	2.108	2.475	121,024
	2011	2.090	2.108	174,728
	2010	1.833	2.090	283,568
LMPVIT Western Asset Variable Money Market Subaccount (6/98)	2010	1.286	1.283	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2019	2.166	2.722	61
	2018	2.204	2.166	1,578,686
	2017	1.903	2.204	1,639,077
	2016	1.806	1.903	1,696,328
	2015	1.852	1.806	1,774,953
	2014	1.708	1.852	1,879,266
	2013	1.450	1.708	1,960,793
	2012	1.321	1.450	2,037,145
	2011	1.332	1.321	1,966,041
	2010	1.197	1.332	2,053,890

BRP — Separate Account Charges 1.50%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2019	2.625	3.499	416,725
	2018	2.930	2.625	409,797
	2017	2.262	2.930	490,045
	2016	2.282	2.262	607,817
	2015	2.167	2.282	736,995
	2014	2.150	2.167	852,595
	2013	1.689	2.150	1,048,802
	2012	1.399	1.689	1,041,246
	2011	1.559	1.399	2,321,163
	2010	1.416	1.559	3,630,589
American Funds Growth Subaccount (Class 2) (5/04)	2019	2.800	3.607	238,244
	2018	2.850	2.800	265,635
	2017	2.255	2.850	381,877
	2016	2.091	2.255	589,081
	2015	1.986	2.091	757,639
	2014	1.858	1.986	989,909
	2013	1.450	1.858	1,378,294
	2012	1.248	1.450	1,561,413
	2011	1.324	1.248	3,525,276
	2010	1.132	1.324	5,380,572
American Funds Growth-Income Subaccount (Class 2) (5/04)	2019	2.355	2.926	428,092
	2018	2.434	2.355	533,469
	2017	2.019	2.434	557,434
	2016	1.838	2.019	716,983
	2015	1.839	1.838	985,531
	2014	1.687	1.839	1,115,226
	2013	1.283	1.687	1,232,070
	2012	1.108	1.283	1,191,896
	2011	1.146	1.108	2,531,247
	2010	1.044	1.146	3,555,473
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.898	3.288	140,933
	2018	3.016	2.898	136,983
	2017	2.830	3.016	203,438
	2016	2.511	2.830	233,193
	2015	2.646	2.511	281,354
	2014	2.594	2.646	322,828
	2013	2.396	2.594	365,289
	2012	2.081	2.396	374,729
	2011	2.058	2.081	553,829
	2010	1.798	2.058	595,615
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.458	1.830	354,040
	2018	1.645	1.458	371,810
	2017	1.358	1.645	399,194
	2016	1.265	1.358	406,015
	2015	1.311	1.265	536,861
	2014	1.266	1.311	777,300
	2013	0.992	1.266	789,712
	2012	0.863	0.992	799,984
	2011	1.008	0.863	2,375,094
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2019	2.602	3.302	182,162
	2018	3.117	2.602	212,942
	2017	2.832	3.117	268,809
	2016	2.191	2.832	417,089
	2015	2.351	2.191	606,116
	2014	2.346	2.351	839,902
	2013	1.798	2.346	1,015,202
	2012	1.547	1.798	1,053,721
	2011	1.726	1.547	1,546,770
	2010	1.461	1.726	2,467,558
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/08)	2019	1.042	1.241	54,761
	2018	1.228	1.042	62,143
	2017	0.970	1.228	103,303
	2016	0.880	0.970	95,318
	2015	1.035	0.880	151,732
	2014	1.120	1.035	142,241
	2013	1.194	1.120	124,153
	2012	1.018	1.194	150,264
	2011	1.267	1.018	120,613
	2010	1.037	1.267	141,624

BRP — Separate Account Charges 1.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	1.860	2.415	39,079
	2018	2.015	1.860	38,303
	2017	1.677	2.015	77,854
	2016	1.572	1.677	123,834
	2015	1.528	1.572	126,138
	2014	1.365	1.528	160,752
	2013	1.033	1.365	221,441
	2012	0.924	1.033	166,720
	2011	0.936	0.924	453,185
	2010	0.844	0.936	682,964
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.144	1.410	237,490
	2018	1.267	1.144	300,037
	2017	1.159	1.267	397,753
	2016	1.163	1.159	483,901
	2015	1.195	1.163	658,071
	2014	1.067	1.195	760,855
	2013	1.044	1.067	970,524
	2012	0.839	1.044	1,065,540
	2011	0.900	0.839	1,639,889
	2010	0.785	0.900	2,287,070
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.688	3.842	—
	2013	2.900	3.688	2,726,896
	2012	2.397	2.900	3,017,101
	2011	2.625	2.397	5,089,994
	2010	2.430	2.625	6,764,459
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (4/08)	2019	1.463	1.723	388,328
	2018	1.552	1.463	365,922
	2017	1.349	1.552	347,810
	2016	1.270	1.349	338,159
	2015	1.298	1.270	464,900
	2014	1.243	1.298	527,791
	2013	1.064	1.243	388,784
	2012	0.952	1.064	329,568
	2011	0.987	0.952	749,028
	2010	0.893	0.987	666,224
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (4/08)	2019	1.516	1.847	181,556
	2018	1.633	1.516	179,417
	2017	1.366	1.633	211,651
	2016	1.273	1.366	209,818
	2015	1.302	1.273	324,217
	2014	1.242	1.302	418,396
	2013	1.008	1.242	504,473
	2012	0.881	1.008	444,880
	2011	0.939	0.881	427,492
	2010	0.840	0.939	252,046
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (4/08)	2019	1.390	1.591	176,898
	2018	1.462	1.390	176,503
	2017	1.313	1.462	188,762
	2016	1.246	1.313	276,390
	2015	1.274	1.246	407,813
	2014	1.219	1.274	400,027
	2013	1.090	1.219	429,232
	2012	0.998	1.090	551,029
	2011	1.011	0.998	465,137
	2010	0.934	1.011	334,202
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.083	2.561	197,137
	2018	2.773	2.083	214,202
	2017	2.152	2.773	447,953
	2016	2.015	2.152	572,124
	2015	2.137	2.015	765,362
	2014	2.296	2.137	946,535
	2013	1.782	2.296	1,093,256
	2012	1.397	1.782	1,181,106
	2011	1.649	1.397	1,914,695
	2010	1.435	1.649	2,626,274

BRP — Separate Account Charges 1.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.565	3.157	31,279
	2018	2.964	2.565	60,586
	2017	2.549	2.964	70,381
	2016	2.206	2.549	76,201
	2015	2.382	2.206	87,090
	2014	2.212	2.382	107,201
	2013	1.658	2.212	137,500
	2012	1.420	1.658	195,427
	2011	1.463	1.420	629,308
	2010	1.293	1.463	943,139
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)	2013	2.262	2.403	—
	2012	1.878	2.262	2,024,706
	2011	2.280	1.878	3,263,379
BHFTI Invesco Global Equity Subaccount (Class B) (4/08)	2013	1.985	2.485	—
	2012	1.663	1.985	74,987
	2011	1.843	1.663	41,879
	2010	1.614	1.843	21,079
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)	2019	1.370	1.778	1,804,810
	2018	1.600	1.370	1,841,533
	2017	1.186	1.600	2,077,467
	2016	1.200	1.186	2,445,940
	2015	1.171	1.200	3,118,675
	2014	1.163	1.171	4,008,180
	2013	1.015	1.163	4,532,029
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.520	3.094	26,304
	2018	2.804	2.520	24,707
	2017	2.266	2.804	26,152
	2016	2.059	2.266	38,279
	2015	2.120	2.059	50,860
	2014	1.989	2.120	55,144
	2013	1.437	1.989	110,271
	2012	1.231	1.437	107,919
	2011	1.260	1.231	159,810
	2010	1.011	1.260	144,901
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.851	2.180	77,305
	2018	2.179	1.851	68,886
	2017	2.134	2.179	117,178
	2016	1.656	2.134	98,384
	2015	1.812	1.656	133,177
	2014	1.758	1.812	173,015
	2013	1.339	1.758	215,036
	2012	1.175	1.339	151,628
	2011	1.327	1.175	157,194
	2010	1.127	1.327	129,566
BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)	2011	0.664	0.706	—
	2010	0.628	0.664	13,868
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	4.451	5.430	705,673
	2018	4.849	4.451	896,989
	2017	4.147	4.849	1,132,584
	2016	4.087	4.147	1,511,189
	2015	4.314	4.087	1,844,369
	2014	3.831	4.314	2,425,184
BHFTI Loomis Sayles Growth Subaccount (Class B) (4/08)	2014	1.278	1.337	—
	2013	0.890	1.278	229,911
	2012	0.762	0.890	88,787
	2011	0.748	0.762	196,387
	2010	0.614	0.748	33,970
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.790	1.845	4,350
	2015	1.852	1.790	79,593
	2014	1.789	1.852	100,576
	2013	1.679	1.789	112,154
	2012	1.505	1.679	166,257
	2011	1.458	1.505	647,083
	2010	1.308	1.458	537,902

BRP — Separate Account Charges 1.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.581	1.998	51,472
	2018	1.866	1.581	49,760
	2017	1.478	1.866	44,498
	2016	1.514	1.478	42,486
	2015	1.564	1.514	56,105
	2014	1.707	1.564	57,896
	2013	1.453	1.707	75,572
	2012	1.264	1.453	70,398
	2011	1.437	1.264	71,108
	2010	1.309	1.437	50,562
BHFTI MLA Mid Cap Subaccount (Class A) (4/07)	2013	2.479	2.688	—
	2012	2.384	2.479	359,052
	2011	2.551	2.384	680,005
	2010	2.101	2.551	1,022,484
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.832	0.935	—
	2011	0.853	0.832	7,640
	2010	0.789	0.853	4,115
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.274	1.362	209,378
	2018	1.322	1.274	186,349
	2017	1.293	1.322	241,891
	2016	1.248	1.293	258,348
	2015	1.305	1.248	331,124
	2014	1.284	1.305	448,940
	2013	1.431	1.284	490,857
	2012	1.329	1.431	1,229,418
	2011	1.210	1.329	811,352
	2010	1.138	1.210	544,538
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.858	1.985	299,469
	2018	1.890	1.858	335,043
	2017	1.836	1.890	416,781
	2016	1.817	1.836	578,374
	2015	1.844	1.817	866,313
	2014	1.796	1.844	1,088,900
	2013	1.859	1.796	1,416,827
	2012	1.727	1.859	2,231,389
	2011	1.699	1.727	3,475,444
	2010	1.595	1.699	5,168,365
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.200	2.214	—
	2015	2.232	2.200	38,263
	2014	2.038	2.232	38,418
	2013	1.555	2.038	45,049
	2012	1.427	1.555	32,302
	2011	1.518	1.427	82,418
	2010	1.326	1.518	172,326
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.402	2.462	—
	2015	2.470	2.402	189,815
	2014	2.397	2.470	211,842
	2013	2.396	2.397	211,922
	2012	2.180	2.396	386,035
	2011	2.135	2.180	743,949
	2010	1.932	2.135	1,079,908
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	0.480	0.502	—
	2012	0.435	0.480	873,250
	2011	0.538	0.435	975,563
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.676	2.089	1,491,010
	2018	1.874	1.676	1,489,101
	2017	1.626	1.874	2,005,224
	2016	1.424	1.626	2,190,380
	2015	1.499	1.424	2,556,577
	2014	1.343	1.499	3,089,616
	2013	1.019	1.343	3,715,635
	2012	0.877	1.019	4,059,473
	2011	0.928	0.877	6,250,485
	2010	0.805	0.928	8,785,390

BRP — Separate Account Charges 1.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.456	1.816	125,181
	2018	1.625	1.456	182,496
	2017	1.409	1.625	246,828
	2016	1.232	1.409	304,456
	2015	1.296	1.232	343,810
	2014	1.187	1.296	530,701
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2019	1.823	2.317	125,209
	2018	2.060	1.823	168,537
	2017	1.910	2.060	200,707
	2016	1.679	1.910	186,529
	2015	1.872	1.679	244,225
	2014	1.734	1.872	407,395
	2013	1.350	1.734	492,567
	2012	1.195	1.350	477,866
	2011	1.260	1.195	919,362
	2010	1.019	1.260	1,149,463
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.874	2.028	118,381
	2018	1.909	1.874	135,913
	2017	1.862	1.909	156,617
	2016	1.833	1.862	228,784
	2015	1.849	1.833	343,587
	2014	1.753	1.849	473,331
	2013	1.793	1.753	570,343
	2012	1.693	1.793	803,388
	2011	1.613	1.693	1,134,410
	2010	1.511	1.613	1,430,338
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.931	3.836	585,441
	2018	2.905	2.931	649,966
	2017	2.202	2.905	860,028
	2016	2.233	2.202	1,028,284
	2015	2.133	2.233	1,188,856
	2014	1.988	2.133	1,597,935
	2013	1.504	1.988	1,860,476
	2012	1.335	1.504	2,183,384
	2011	1.488	1.335	4,271,633
	2010	1.261	1.488	6,352,104
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2019	1.064	1.069	865,144
	2018	1.062	1.064	1,069,994
	2017	1.070	1.062	1,289,322
	2016	1.084	1.070	1,982,384
	2015	1.101	1.084	2,372,728
	2014	1.117	1.101	2,940,277
	2013	1.134	1.117	4,690,084
	2012	1.151	1.134	5,381,875
	2011	1.169	1.151	10,700,969
	2010	1.180	1.169	15,885,818
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.387	1.527	219,920
	2018	1.446	1.387	238,930
	2017	1.373	1.446	253,279
	2016	1.333	1.373	283,715
	2015	1.361	1.333	439,700
	2014	1.323	1.361	654,618
	2013	1.287	1.323	751,144
	2012	1.197	1.287	1,314,938
	2011	1.177	1.197	956,509
	2010	1.085	1.177	1,013,942
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.444	1.644	476,670
	2018	1.533	1.444	517,270
	2017	1.406	1.533	552,350
	2016	1.346	1.406	568,322
	2015	1.381	1.346	752,136
	2014	1.336	1.381	842,217
	2013	1.223	1.336	744,114
	2012	1.114	1.223	657,989
	2011	1.119	1.114	1,547,849
	2010	1.018	1.119	1,711,841

BRP — Separate Account Charges 1.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.479	1.740	589,495
	2018	1.599	1.479	539,962
	2017	1.415	1.599	761,713
	2016	1.341	1.415	1,004,633
	2015	1.379	1.341	1,552,232
	2014	1.332	1.379	2,175,858
	2013	1.146	1.332	2,198,069
	2012	1.028	1.146	2,038,663
	2011	1.058	1.028	3,503,957
	2010	0.949	1.058	3,427,593
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.491	1.817	450,169
	2018	1.647	1.491	641,205
	2017	1.403	1.647	1,116,802
	2016	1.317	1.403	1,386,271
	2015	1.360	1.317	1,404,588
	2014	1.312	1.360	2,814,952
	2013	1.071	1.312	2,821,535
	2012	0.943	1.071	2,710,775
	2011	0.994	0.943	3,920,004
	2010	0.880	0.994	4,875,116
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.812	2.195	80,651
	2018	1.911	1.812	64,914
	2017	1.685	1.911	100,674
	2016	1.598	1.685	256,021
	2015	1.582	1.598	264,237
	2014	1.452	1.582	244,030
	2013	1.223	1.452	214,493
	2012	1.105	1.223	69,323
	2011	1.080	1.105	73,870
	2010	1.000	1.080	36,545
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	1.989	2.566	344,805
	2018	2.021	1.989	420,931
	2017	1.723	2.021	454,865
	2016	1.630	1.723	621,915
	2015	1.616	1.630	798,154
	2014	1.482	1.616	1,009,724
	2013	1.125	1.482	1,175,260
	2012	1.012	1.125	1,201,043
	2011	1.071	1.012	2,021,761
	2010	0.971	1.071	2,662,758
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.776	1.956	—
	2012	1.559	1.776	636,361
	2011	1.688	1.559	1,019,260
	2010	1.497	1.688	1,537,540
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	1.164	1.525	591,067
	2018	1.254	1.164	731,409
	2017	1.017	1.254	866,210
	2016	0.981	1.017	1,013,376
	2015	0.968	0.981	1,211,817
	2014	0.885	0.968	1,488,802
	2013	0.677	0.885	1,820,443
	2012	0.620	0.677	1,841,954
	2011	0.650	0.620	4,107,997
	2010	0.573	0.650	5,882,424
BHFTII Jennison Growth Subaccount (Class A) (4/12)	2019	1.875	2.453	105,977
	2018	1.897	1.875	86,336
	2017	1.402	1.897	197,532
	2016	1.421	1.402	173,409
	2015	1.302	1.421	218,194
	2014	1.212	1.302	223,204
	2013	0.898	1.212	322,176
	2012	0.930	0.898	342,517
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2012	0.826	0.940	247
	2011	0.837	0.826	656,320
	2010	0.763	0.837	792,659
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.933	1.012	—
	2010	0.819	0.933	3,129,304

BRP — Separate Account Charges 1.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MetLife Stock Index Subaccount (Class A) (5/09)	2019	2.110	2.726	1,321,570
	2018	2.246	2.110	1,464,355
	2017	1.875	2.246	1,616,172
	2016	1.705	1.875	2,314,895
	2015	1.711	1.705	2,693,931
	2014	1.532	1.711	3,246,009
	2013	1.178	1.532	3,547,165
	2012	1.033	1.178	4,290,913
	2011	1.030	1.033	6,224,466
	2010	0.910	1.030	9,123,387
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.899	1.899	—
	2018	1.970	1.899	—
	2017	1.863	1.970	82,141
	2016	1.601	1.863	96,553
	2015	1.732	1.601	103,628
	2014	1.603	1.732	110,955
	2013	1.235	1.603	202,152
	2012	1.100	1.235	133,781
	2011	1.094	1.100	169,764
	2010	1.020	1.094	83,371
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	3.151	3.729	549,327
	2018	3.395	3.151	626,592
	2017	3.071	3.395	995,377
	2016	2.860	3.071	1,196,492
	2015	2.914	2.860	1,435,777
	2014	2.728	2.914	1,856,803
	2013	2.332	2.728	2,131,363
	2012	2.126	2.332	2,519,099
	2011	2.111	2.126	4,024,032
	2010	1.951	2.111	5,718,141
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.462	3.156	548,828
	2018	2.779	2.462	596,116
	2017	2.390	2.779	620,733
	2016	2.121	2.390	740,669
	2015	2.157	2.121	1,060,327
	2014	1.976	2.157	1,243,129
	2013	1.478	1.976	1,521,984
	2012	1.286	1.478	782,017
	2011	1.294	1.286	1,221,762
	2010	1.179	1.294	1,590,982
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	4.046	5.168	44,165
	2018	4.402	4.046	58,806
	2017	3.860	4.402	63,775
	2016	3.302	3.860	87,246
	2015	3.332	3.302	103,313
	2014	3.382	3.332	199,139
	2013	2.707	3.382	251,566
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.472	3.180	305,548
	2018	2.538	2.472	338,521
	2017	1.930	2.538	445,385
	2016	1.930	1.930	477,742
	2015	1.773	1.930	555,861
	2014	1.654	1.773	707,338
	2013	1.210	1.654	962,753
	2012	1.035	1.210	814,445
	2011	1.065	1.035	1,430,167
	2010	0.926	1.065	1,912,226
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.882	3.771	635,042
	2018	3.139	2.882	633,848
	2017	2.600	3.139	737,419
	2016	2.367	2.600	914,090
	2015	2.345	2.367	1,045,821
	2014	2.233	2.345	1,290,746
	2013	1.572	2.233	1,406,623
	2012	1.377	1.572	1,461,752
	2011	1.378	1.377	3,053,753
	2010	1.038	1.378	3,823,199

BRP — Separate Account Charges 1.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	1.766	1.992	183,506
	2018	1.864	1.766	196,424
	2017	1.748	1.864	248,704
	2016	1.685	1.748	332,708
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.229	1.286	365,668
	2018	1.234	1.229	444,827
	2017	1.227	1.234	678,465
	2016	1.228	1.227	722,277
	2015	1.238	1.228	907,065
	2014	1.220	1.238	1,081,201
	2013	1.246	1.220	1,255,812
	2012	1.222	1.246	1,410,355
	2011	1.174	1.222	1,760,471
	2010	1.124	1.174	2,769,958
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/01)	2019	2.708	3.502	639,491
	2018	2.944	2.708	594,578
	2017	2.458	2.944	613,184
	2016	2.316	2.458	685,876
	2015	2.341	2.316	951,905
	2014	2.129	2.341	1,121,239
	2013	1.650	2.129	1,289,447
	2012	1.442	1.650	1,189,426
	2011	1.506	1.442	2,288,893
	2010	1.308	1.506	3,691,336
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2016	3.103	3.422	665,130
	2015	3.202	3.103	825,563
	2014	3.066	3.202	1,029,418
	2013	2.291	3.066	1,205,219
	2012	2.030	2.291	1,143,251
	2011	2.311	2.030	2,489,259
	2010	1.825	2.311	3,738,499
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)	2016	1.670	1.714	122,143
	2015	1.741	1.670	145,249
	2014	1.645	1.741	201,509
	2013	1.209	1.645	240,309
	2012	1.107	1.209	235,321
	2011	1.181	1.107	646,959
	2010	0.939	1.181	1,159,134
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)	2019	2.804	3.500	72,563
	2018	3.381	2.804	76,215
	2017	2.444	3.381	94,059
	2016	2.113	2.444	167,420
	2015	2.668	2.113	210,309
	2014	2.956	2.668	231,287
	2013	3.029	2.956	292,183
	2012	2.717	3.029	350,324
	2011	3.278	2.717	907,540
	2010	2.830	3.278	1,352,281
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.458	1.616	87,493
	2018	1.750	1.458	86,623
	2017	1.522	1.750	95,416
	2016	1.442	1.522	105,285
	2015	1.565	1.442	152,493
	2014	1.788	1.565	305,688
	2013	1.476	1.788	345,746
	2012	1.267	1.476	312,370
	2011	1.439	1.267	1,017,766
	2010	1.348	1.439	1,728,098
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)	2010	1.086	1.101	—

BRP — Separate Account Charges 1.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Janus Henderson Enterprise Subaccount (Service Shares) (5/00)	2019	1.427	1.900	831,671
	2018	1.459	1.427	878,891
	2017	1.165	1.459	1,141,323
	2016	1.055	1.165	1,338,672
	2015	1.032	1.055	1,635,981
	2014	0.933	1.032	1,689,787
	2013	0.718	0.933	2,015,766
	2012	0.623	0.718	2,543,697
	2011	0.643	0.623	4,004,440
	2010	0.520	0.643	5,664,772
Janus Henderson Global Technology Subaccount (Service Shares) (5/00)	2011	0.504	0.540	—
	2010	0.412	0.504	1,282,796
Legg Mason Partners Equity Trust
LMPET S&P 500 Index Subaccount (Class A) (6/98)	2010	0.964	1.025	—
Legg Mason Partners Income Trust
LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)	2019	2.452	2.763	128,109
	2018	2.584	2.452	179,137
	2017	2.447	2.584	187,405
	2016	2.300	2.447	218,542
	2015	2.354	2.300	299,279
	2014	2.210	2.354	303,561
	2013	2.238	2.210	426,381
	2012	1.985	2.238	486,885
	2011	1.915	1.985	1,108,503
	2010	1.744	1.915	1,593,590
Templeton Growth Fund, Inc. (Class A) (8/96)	2011	2.035	2.278	101
	2010	1.921	2.035	4,345,226
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)	2019	2.111	2.601	227,704
	2018	2.338	2.111	266,245
	2017	2.041	2.338	332,486
	2016	2.047	2.041	452,911
	2015	2.115	2.047	621,283
	2014	1.783	2.115	820,379
	2013	1.225	1.783	1,021,363
	2012	1.047	1.225	1,392,820
	2011	1.038	1.047	5,496,881
	2010	0.843	1.038	9,416,445
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.179	1.186	—
	2013	0.906	1.179	645,231
	2012	0.800	0.906	811,378
	2011	0.865	0.800	1,584,515
	2010	0.753	0.865	2,329,370
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)	2019	2.819	3.606	344,464
	2018	2.912	2.819	390,254
	2017	2.473	2.912	578,541
	2016	2.287	2.473	787,876
	2015	2.285	2.287	945,203
	2014	2.090	2.285	1,073,636
	2013	1.632	2.090	1,413,832
	2012	1.429	1.632	1,967,135
	2011	1.413	1.429	3,420,221
	2010	1.274	1.413	5,583,597
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2019	2.384	3.091	162,224
	2018	2.544	2.384	175,984
	2017	2.167	2.544	294,664
	2016	1.913	2.167	376,144
	2015	2.029	1.913	417,614
	2014	1.813	2.029	464,792
	2013	1.461	1.813	479,600
	2012	1.299	1.461	682,316
	2011	1.222	1.299	1,050,595
	2010	1.105	1.222	1,636,261

BRP — Separate Account Charges 1.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)	2019	3.945	5.137	34,861
	2018	4.005	3.945	48,702
	2017	3.232	4.005	56,226
	2016	3.055	3.232	58,567
	2015	2.825	3.055	76,004
	2014	2.516	2.825	164,648
	2013	1.852	2.516	186,618
	2012	1.563	1.852	215,857
	2011	1.597	1.563	583,245
	2010	1.476	1.597	1,241,462
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	2.711	3.443	126,709
	2018	3.021	2.711	129,097
	2017	2.670	3.021	224,777
	2016	2.399	2.670	312,652
	2015	2.507	2.399	331,076
	2014	2.278	2.507	473,327
	2013	1.747	2.278	547,846
	2012	1.522	1.747	622,069
	2011	1.472	1.522	1,120,234
	2010	1.365	1.472	1,970,174
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2019	2.964	3.705	85,157
	2018	2.909	2.964	87,092
	2017	2.377	2.909	114,229
	2016	2.280	2.377	139,967
	2015	2.420	2.280	149,408
	2014	2.361	2.420	207,796
	2013	1.630	2.361	314,947
	2012	1.385	1.630	203,671
	2011	1.387	1.385	473,812
	2010	1.125	1.387	619,786
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	0.993	0.982	—
	2010	0.923	0.993	160,298
LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)	2019	2.439	2.749	113,324
	2018	2.578	2.439	115,779
	2017	2.408	2.578	174,448
	2016	2.114	2.408	180,445
	2015	2.280	2.114	227,260
	2014	2.341	2.280	230,128
	2013	2.236	2.341	270,798
	2012	1.919	2.236	342,378
	2011	1.915	1.919	541,879
	2010	1.691	1.915	1,073,301
LMPVIT Western Asset Variable Money Market Subaccount (6/98)	2010	1.186	1.180	19,801
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2019	1.955	2.440	61,512
	2018	2.003	1.955	125,981
	2017	1.742	2.003	121,195
	2016	1.664	1.742	121,882
	2015	1.719	1.664	121,799
	2014	1.596	1.719	143,683
	2013	1.365	1.596	153,368
	2012	1.252	1.365	152,190
	2011	1.271	1.252	317,697
	2010	1.150	1.271	585,759
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2019.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2019 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into the Met Investors Series Trust-Pioneer Mid Cap Value Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series-Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust - MFS® Value Portfolio merged into Met Investors Series Trust - MFS® Value Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio-Class F and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.
Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.
Effective on or about 4/28/2008, Met Investors Series Trust-MFS® Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS® Value Portfolio.
Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio − Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio − Class A and is no longer available as a funding option.
Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/03/2010, Legg Mason Partners Equity Trust-Legg Mason Partners S&P 500 Index Fund - Class A was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series - Global Technology Portfolio − Service Shares was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Templeton Growth Fund, Inc.-Templeton Growth Fund, Inc. Portfolio - Class A was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.
Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.
Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS® Value Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio - Class B was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio - Class E and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio - Class B was exchanged for Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.
Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/30/2018, BHFT II-BlackRock Large Cap Value Portfolio merged into BHFT II-MFS Value Portfolio and is no longer available as a funding option.

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Appendix B

Additional Information Regarding the Underlying Funds
The Underlying Funds listed below (if any) were recently subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust or company of which the Underlying Fund is part.
Underlying Fund Name Changes
The following Underlying Funds have been renamed:
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
ClearBridge Aggressive Growth Portfolio − Class A	Loomis Sayles Growth Portfolio − Class A
Oppenheimer Global Equity Portfolio − Class E	Invesco Global Equity Portfolio − Class E
Underlying Fund Mergers
There have been no recent Underlying Fund mergers.
B-1

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Appendix C

Underlying Funds with Different Legal And Marketing Names
Series Fund/Trust	Portfolio/Series	Marketing Name
American Funds Insurance Series®	Global Growth Fund	American Funds Global Growth Fund
American Funds Insurance Series®	Growth-Income Fund	American Funds Growth-Income Fund
American Funds Insurance Series®	Growth Fund	American Funds Growth Fund
Fidelity ® Variable Insurance Products	Contrafund ® Portfolio	Fidelity VIP Contrafund® Portfolio
Fidelity ® Variable Insurance Products	Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio
Annuity Contract Legal And Marketing Name
Annuity Contract	Marketing Name
Registered Fixed Account Option	Fixed Account
C-1

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Appendix D

Contents of The Statement of Additional Information
The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:
The Insurance Company
Services
Principal Underwriter
Custodian
Principal Underwriting and Distribution Agreement
Calculation of Annuity Unit Value
Advertisement of the Separate Account
Taxes
    Qualified Annuity Contracts
    ERISA
    Federal Estate Taxes
    Generation-Skipping Transfer Tax
    Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
Independent Registered Public Accounting Firm
Condensed Financial Information - BRP Condensed Financial Information - UGVA Financial Statements
Copies of the Statement of Additional Information are available without charge. To request a copy, please complete the coupon found below and mail it to: Brighthouse Life Insurance Company, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266.
Name:_______________________________________________________________
Address:_____________________________________________________________
Form SAI Book 95
D-1

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Appendix E

Competing Funds
The Underlying Funds listed below are Competing Funds, defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.
•	BlackRock Bond Income Portfolio
•	BlackRock High Yield Portfolio
•	BlackRock Ultra-Short Term Bond Portfolio
•	Brighthouse Asset Allocation 20 Portfolio
•	Western Asset Corporate Bond Portfolio
•	Western Asset Variable Global High Yield Bond Portfolio
•	PIMCO Inflation Protected Bond Portfolio
•	PIMCO Total Return Portfolio
•	Western Asset Management Strategic Bond Opportunities Portfolio
•	Western Asset Management U.S. Government Portfolio
E-1

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Appendix F

Premium Tax Table
If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.
	Qualified Contracts	Non-Qualified Contracts
California(1)	0.50%	2.35%
Florida(2)	1.00%	1.00%
Maine(3)	0.00%	2.00%
Nevada(4)	0.00%	3.50%
Puerto Rico(5)	1.00%	1.00%
South Dakota(6)	0.00%	1.25%
West Virginia	1.00%	1.00%
Wyoming(4)	0.00%	1.00%

[1]	California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
[2]	Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.
[3]	Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
[4]	Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.
[5]	We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
[6]	Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).
F-1

Brighthouse Retirement Perspectives
Unallocated Group Variable Annuity Contract
STATEMENT OF ADDITIONAL INFORMATION
Dated
May 1, 2020
For Variable Annuity Contracts
Brighthouse Separate Account QPN for Variable Annuities
ISSUED BY
BRIGHTHOUSE LIFE INSURANCE COMPANY
This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1, 2020. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to Brighthouse Life Insurance Company, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.
The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the “Contract(s)”) offered by Brighthouse Life Insurance Company (“we”, “our”, or the “Company”).
BLIC-Book-94-95

THE INSURANCE COMPANY
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
•	MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
•	MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
•	MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
The Separate Account. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company’s general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.
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Services
BLIC maintains certain books and records and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC.
PRINCIPAL UNDERWRITER
Brighthouse Securities, LLC (“Brighthouse Securities”) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities’ principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc.
CUSTODIAN
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT
Information about the distribution of the Contracts is contained in the prospectus (see “Other Information — Distribution of the Variable Annuity Contracts”). Additional information is provided below.
Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions for the periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.
Underwriting Commissions
Year	Underwriting Commissions Paid to the Distributor by the Company	Amount of Underwriting Commissions Retained by the Distributor
2019	$649,095,230	$0
2018	$604,739,251	$0
2017	$599,512,866	$0
The Company and Brighthouse Securities have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called “shelf space” arrangements. Under these arrangements, the Company and Brighthouse Securities pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company’s products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms’ sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company’s products.
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These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company’s products.
The principal underwriter or the Company paid the following amounts during 2019. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2019 is $5,000*. The amount of commissions paid to selected broker-dealer firms during 2019 is $391,297. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2019 is $396,297*.
* For purposes of this calculation, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY.
The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and Brighthouse Securities under which the broker-dealer firms received additional compensation in 2019 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:
Cetera Advisor Networks LLC
There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.
Reduction or Elimination of the Withdrawal Charge. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.
CALCULATION OF ANNUITY UNIT VALUE
The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 × 1.000081.)
ADVERTISEMENT OF THE SEPARATE ACCOUNT
From time to time We advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either “yield”, “change in Accumulation Unit Value,” “change in Annuity Unit Value” or “average annual total return” or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)6-1], where “a” represents dividends and interest earned during the period; “b” represents expenses accrued for the period (net of reimbursements); “c” represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and “d” represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market Investment Division, We state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value (“Non-Standard Performance”) refers to the comparison between values of accumulation units or annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentage and may also be expressed as an annualized figure. In addition, change in
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Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Contracts, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return (“Standard Performance”) differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where “P” represents a hypothetical initial payment of $1,000; “T” represents average annual total return; “n” represents number of years; and “ERV” represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Contracts and the investment divisions as a result of different Separate Account charges and withdrawal charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract.
Performance may be calculated based upon historical performance of the underlying Portfolios of the Brighthouse Funds Trust I, Brighthouse Funds Trust II, American Funds Insurance Series®, Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason Partners Equity Trust, Legg Mason Partners Income Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and Trust for Advised Portfolios and may assume that the Contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.
Historical performance information should not be relied on as a guarantee of future performance results.
Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS® and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s Mid Cap 400 Index, the Standard & Poor’s North American Technology Sector Index, the Standard & Poor’s North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000® Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000® Growth Index, the Russell 2000® Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex- U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE® Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays U.S. Credit Index, the Bloomberg Barclays U.S. Government/Credit 1-3 Year Index, the Bloomberg Barclays U.S. TIPS Index, the Bloomberg Barclays U.S. Universal Index, the Bloomberg Barclays U.S. Government Bond Index, the Bloomberg Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. For purposes of presentation of Non-Standard Performance, We may assume the Contracts were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Contract. In these cases, We calculate performance based on the historical performance of the underlying Portfolios for Brighthouse Funds Trust I, Brighthouse Funds Trust II, American Funds Insurance Series®, Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason
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Partners Equity Trust, Legg Mason Partners Income Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and Trust for Advised Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.
Past performance is no guarantee of future results.
We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.
We may demonstrate hypothetical future values of Account Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.
We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.
We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.
We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.
We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.
Any illustration should not be relied on as a guarantee of future results.
TAXES
Qualified Annuity Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
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401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
Limits for Individual Contributions:
Plan Type	Elective Contribution	Catch-up Contribution
401(k)	$19,500	$6,500
Dollar limits are for 2020 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that the total annual plan contributions do not exceed the lesser of $57,000 and 100% of an employee’s compensation for 2020.
ERISA
If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever You:
1.	Choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
2.	Make certain withdrawals under plans for which a qualified consent is required;
3.	Name someone other than the spouse as your beneficiary; or
4.	Use your accrued benefit as security for a loan exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Federal Estate Taxes
While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
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Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Subaccounts of Brighthouse Separate Account QPN for Variable Annuities included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.
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CONDENSED FINANCIAL INFORMATION —
BRP

The following tables provide the Accumulation Unit Values information for the mid-range combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.
BRP — Separate Account Charges 1.05%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2019	2.805	3.754	290,310
	2018	3.116	2.805	400,812
	2017	2.395	3.116	386,392
	2016	2.406	2.395	547,603
	2015	2.273	2.406	824,814
	2014	2.245	2.273	1,363,043
	2013	1.756	2.245	1,853,459
	2012	1.448	1.756	2,774,121
	2011	1.606	1.448	3,656,050
	2010	1.453	1.606	4,464,598
American Funds Growth Subaccount (Class 2) (5/04)	2019	2.991	3.871	305,129
	2018	3.031	2.991	468,543
	2017	2.387	3.031	567,448
	2016	2.203	2.387	679,867
	2015	2.084	2.203	918,002
	2014	1.941	2.084	1,494,881
	2013	1.507	1.941	2,132,116
	2012	1.292	1.507	3,354,336
	2011	1.364	1.292	4,605,098
	2010	1.161	1.364	7,689,904
American Funds Growth-Income Subaccount (Class 2) (5/04)	2019	2.515	3.140	366,191
	2018	2.588	2.515	499,989
	2017	2.137	2.588	496,562
	2016	1.937	2.137	843,422
	2015	1.929	1.937	1,145,541
	2014	1.762	1.929	1,425,211
	2013	1.334	1.762	1,918,727
	2012	1.147	1.334	2,534,059
	2011	1.181	1.147	3,290,975
	2010	1.071	1.181	3,555,819
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	3.201	3.648	21,538
	2018	3.317	3.201	44,072
	2017	3.099	3.317	43,185
	2016	2.737	3.099	130,291
	2015	2.871	2.737	163,182
	2014	2.802	2.871	298,491
	2013	2.577	2.802	529,780
	2012	2.227	2.577	771,262
	2011	2.193	2.227	940,117
	2010	1.907	2.193	925,830
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.543	1.947	323,271
	2018	1.734	1.543	451,909
	2017	1.425	1.734	604,066
	2016	1.322	1.425	754,134
	2015	1.363	1.322	749,459
	2014	1.311	1.363	1,074,719
	2013	1.023	1.311	982,429
	2012	0.885	1.023	1,134,006
	2011	1.031	0.885	1,530,611
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2019	2.793	3.559	73,107
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BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.330	2.793	152,795
	2017	3.012	3.330	158,594
	2016	2.319	3.012	273,043
	2015	2.478	2.319	489,338
	2014	2.462	2.478	740,976
	2013	1.878	2.462	1,023,601
	2012	1.609	1.878	1,366,633
	2011	1.786	1.609	1,920,819
	2010	1.505	1.786	2,740,210
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/08)	2019	1.103	1.320	55,819
	2018	1.295	1.103	51,955
	2017	1.017	1.295	52,622
	2016	0.919	1.017	68,932
	2015	1.076	0.919	128,950
	2014	1.160	1.076	161,686
	2013	1.231	1.160	389,625
	2012	1.045	1.231	240,689
	2011	1.294	1.045	286,729
	2010	1.054	1.294	163,928
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.040	2.661	10,136
	2018	2.200	2.040	180,182
	2017	1.823	2.200	192,790
	2016	1.701	1.823	208,930
	2015	1.646	1.701	245,662
	2014	1.464	1.646	334,369
	2013	1.102	1.464	329,307
	2012	0.982	1.102	475,778
	2011	0.990	0.982	471,998
	2010	0.889	0.990	539,169
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.211	1.499	120,089
	2018	1.336	1.211	238,027
	2017	1.216	1.336	260,009
	2016	1.215	1.216	447,808
	2015	1.243	1.215	582,970
	2014	1.105	1.243	1,128,049
	2013	1.076	1.105	1,289,526
	2012	0.861	1.076	1,548,123
	2011	0.919	0.861	1,788,081
	2010	0.798	0.919	2,457,859
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.988	4.161	—
	2013	3.122	3.988	1,192,366
	2012	2.568	3.122	1,551,262
	2011	2.801	2.568	2,557,916
	2010	2.580	2.801	3,616,170
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (4/08)	2019	1.535	1.816	122,810
	2018	1.622	1.535	111,756
	2017	1.402	1.622	117,404
	2016	1.314	1.402	175,254
	2015	1.338	1.314	294,000
	2014	1.275	1.338	487,145
	2013	1.087	1.275	1,260,023
	2012	0.967	1.087	1,100,296
	2011	0.999	0.967	1,010,988
	2010	0.900	0.999	415,291
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (4/08)	2019	1.591	1.946	6,514
	2018	1.706	1.591	58,080
	2017	1.421	1.706	56,079
	2016	1.318	1.421	233,438
	2015	1.342	1.318	288,223
	2014	1.275	1.342	257,850
	2013	1.029	1.275	291,607
	2012	0.896	1.029	476,453
	2011	0.950	0.896	475,258
	2010	0.846	0.950	210,675
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (4/08)	2019	1.459	1.677	17,269
10

BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.527	1.459	13,529
	2017	1.366	1.527	15,980
	2016	1.290	1.366	1,070,207
	2015	1.313	1.290	894,564
	2014	1.250	1.313	985,530
	2013	1.113	1.250	924,524
	2012	1.015	1.113	875,936
	2011	1.024	1.015	636,103
	2010	0.941	1.024	410,704
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.303	2.845	78,128
	2018	3.051	2.303	125,896
	2017	2.358	3.051	130,656
	2016	2.197	2.358	245,368
	2015	2.321	2.197	377,847
	2014	2.482	2.321	472,546
	2013	1.918	2.482	702,987
	2012	1.497	1.918	1,100,323
	2011	1.759	1.497	1,935,750
	2010	1.523	1.759	3,409,365
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.752	3.403	42,279
	2018	3.166	2.752	40,310
	2017	2.711	3.166	76,134
	2016	2.336	2.711	90,125
	2015	2.510	2.336	78,308
	2014	2.321	2.510	99,052
	2013	1.732	2.321	110,198
	2012	1.477	1.732	156,148
	2011	1.515	1.477	210,954
	2010	1.332	1.515	473,113
BHFTI Invesco Global Equity Subaccount (Class B) (4/08)	2013	2.131	2.681	—
	2012	1.778	2.131	119,074
	2011	1.961	1.778	200,389
	2010	1.710	1.961	100,311
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)	2019	1.406	1.832	888,996
	2018	1.634	1.406	1,251,631
	2017	1.206	1.634	1,326,334
	2016	1.215	1.206	1,566,024
	2015	1.180	1.215	2,393,351
	2014	1.167	1.180	3,392,346
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)	2012	2.012	2.435	1,953,750
	2011	2.436	2.012	2,653,478
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.675	3.299	17,653
	2018	2.963	2.675	58,981
	2017	2.384	2.963	54,213
	2016	2.156	2.384	75,141
	2015	2.211	2.156	130,077
	2014	2.065	2.211	201,853
	2013	1.485	2.065	360,983
	2012	1.266	1.485	458,101
	2011	1.291	1.266	530,388
	2010	1.031	1.291	597,100
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.965	2.324	64,359
	2018	2.303	1.965	69,324
	2017	2.245	2.303	51,185
	2016	1.734	2.245	40,972
	2015	1.889	1.734	43,507
	2014	1.824	1.889	105,314
	2013	1.384	1.824	129,286
	2012	1.209	1.384	217,412
	2011	1.359	1.209	408,923
	2010	1.149	1.359	318,040
BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)	2011	0.680	0.724	—
	2010	0.640	0.680	118,625
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	4.923	6.033	321,019
11

BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	5.339	4.923	347,948
	2017	4.545	5.339	356,620
	2016	4.460	4.545	547,679
	2015	4.686	4.460	610,144
	2014	4.149	4.686	845,055
BHFTI Loomis Sayles Growth Subaccount (Class B) (4/08)	2014	1.355	1.418	—
	2013	0.939	1.355	188,177
	2012	0.800	0.939	141,794
	2011	0.782	0.800	198,756
	2010	0.639	0.782	47,068
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.887	1.947	—
	2015	1.943	1.887	187,327
	2014	1.868	1.943	248,296
	2013	1.745	1.868	279,199
	2012	1.558	1.745	396,913
	2011	1.502	1.558	555,873
	2010	1.341	1.502	670,941
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.714	2.176	21,026
	2018	2.014	1.714	14,949
	2017	1.588	2.014	10,334
	2016	1.619	1.588	9,343
	2015	1.665	1.619	89,147
	2014	1.809	1.665	81,547
	2013	1.533	1.809	81,470
	2012	1.327	1.533	120,780
	2011	1.502	1.327	200,654
	2010	1.362	1.502	237,542
BHFTI MLA Mid Cap Subaccount (Class A) (4/07)	2013	2.645	2.871	—
	2012	2.531	2.645	233,130
	2011	2.696	2.531	330,616
	2010	2.211	2.696	481,117
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.874	0.983	—
	2011	0.891	0.874	123,687
	2010	0.821	0.891	124,996
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.355	1.454	5,986
	2018	1.399	1.355	18,822
	2017	1.362	1.399	45,583
	2016	1.309	1.362	130,788
	2015	1.362	1.309	181,593
	2014	1.334	1.362	630,292
	2013	1.481	1.334	763,334
	2012	1.369	1.481	1,505,106
	2011	1.241	1.369	1,370,208
	2010	1.161	1.241	1,588,001
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	2.012	2.159	273,619
	2018	2.038	2.012	398,020
	2017	1.970	2.038	376,585
	2016	1.940	1.970	503,542
	2015	1.961	1.940	670,067
	2014	1.902	1.961	1,189,047
	2013	1.959	1.902	1,765,703
	2012	1.812	1.959	2,931,722
	2011	1.775	1.812	3,693,847
	2010	1.658	1.775	5,427,232
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.329	2.347	—
	2015	2.352	2.329	17,100
	2014	2.139	2.352	31,933
	2013	1.624	2.139	26,899
	2012	1.484	1.624	33,060
	2011	1.571	1.484	59,147
	2010	1.366	1.571	74,109
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.620	2.690	—
12

BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	2.682	2.620	188,434
	2014	2.592	2.682	390,425
	2013	2.579	2.592	575,013
	2012	2.335	2.579	896,494
	2011	2.277	2.335	1,141,922
	2010	2.051	2.277	1,426,282
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	0.509	0.532	—
	2012	0.458	0.509	391,410
	2011	0.565	0.458	631,748
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.775	2.222	565,368
	2018	1.975	1.775	713,232
	2017	1.706	1.975	720,217
	2016	1.487	1.706	941,345
	2015	1.559	1.487	1,264,808
	2014	1.391	1.559	2,083,295
	2013	1.050	1.391	2,608,019
	2012	0.900	1.050	3,013,516
	2011	0.947	0.900	4,267,192
	2010	0.818	0.947	5,345,025
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.556	1.950	70,010
	2018	1.729	1.556	75,052
	2017	1.493	1.729	84,529
	2016	1.300	1.493	127,588
	2015	1.361	1.300	175,380
	2014	1.243	1.361	462,388
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2019	1.948	2.486	81,500
	2018	2.191	1.948	87,016
	2017	2.022	2.191	127,051
	2016	1.769	2.022	119,069
	2015	1.964	1.769	155,548
	2014	1.811	1.964	362,523
	2013	1.404	1.811	473,689
	2012	1.237	1.404	783,004
	2011	1.298	1.237	1,005,744
	2010	1.045	1.298	1,328,926
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	2.064	2.243	32,473
	2018	2.093	2.064	35,213
	2017	2.032	2.093	42,832
	2016	1.991	2.032	104,294
	2015	2.000	1.991	182,857
	2014	1.888	2.000	717,026
	2013	1.922	1.888	921,365
	2012	1.807	1.922	1,043,447
	2011	1.713	1.807	1,280,266
	2010	1.598	1.713	1,603,660
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	3.241	4.260	360,152
	2018	3.197	3.241	404,844
	2017	2.412	3.197	429,786
	2016	2.436	2.412	544,700
	2015	2.316	2.436	569,295
	2014	2.149	2.316	858,279
	2013	1.618	2.149	1,337,165
	2012	1.430	1.618	1,630,847
	2011	1.587	1.430	3,480,755
	2010	1.338	1.587	4,579,103
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2019	1.167	1.177	1,475,803
	2018	1.160	1.167	1,998,508
	2017	1.163	1.160	1,971,473
	2016	1.173	1.163	2,223,431
	2015	1.185	1.173	3,059,541
	2014	1.198	1.185	3,808,083
	2013	1.211	1.198	6,650,215
	2012	1.223	1.211	10,138,841
	2011	1.236	1.223	12,521,056
	2010	1.245	1.236	18,282,020
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.469	1.624	30,101
13

BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.524	1.469	75,764
	2017	1.440	1.524	68,006
	2016	1.392	1.440	242,205
	2015	1.415	1.392	437,452
	2014	1.369	1.415	467,838
	2013	1.327	1.369	565,383
	2012	1.228	1.327	595,113
	2011	1.202	1.228	1,170,226
	2010	1.104	1.202	1,552,389
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.528	1.748	33,415
	2018	1.616	1.528	83,340
	2017	1.476	1.616	87,994
	2016	1.406	1.476	314,255
	2015	1.436	1.406	757,527
	2014	1.383	1.436	1,024,524
	2013	1.260	1.383	944,061
	2012	1.142	1.260	1,031,775
	2011	1.142	1.142	1,750,260
	2010	1.035	1.142	3,000,673
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.566	1.850	813,909
	2018	1.686	1.566	1,237,427
	2017	1.485	1.686	1,532,537
	2016	1.401	1.485	2,262,885
	2015	1.434	1.401	2,790,935
	2014	1.379	1.434	3,363,633
	2013	1.181	1.379	3,539,425
	2012	1.054	1.181	5,136,125
	2011	1.080	1.054	6,488,617
	2010	0.965	1.080	22,036,766
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.578	1.932	1,825,076
	2018	1.736	1.578	2,104,462
	2017	1.472	1.736	2,123,568
	2016	1.376	1.472	3,374,459
	2015	1.414	1.376	4,420,138
	2014	1.358	1.414	5,095,314
	2013	1.104	1.358	5,821,581
	2012	0.967	1.104	5,682,242
	2011	1.015	0.967	8,136,627
	2010	0.895	1.015	12,261,448
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.925	2.343	88,915
	2018	2.021	1.925	107,038
	2017	1.774	2.021	111,406
	2016	1.676	1.774	112,813
	2015	1.651	1.676	151,157
	2014	1.509	1.651	245,108
	2013	1.264	1.509	307,025
	2012	1.137	1.264	203,733
	2011	1.107	1.137	534,791
	2010	1.020	1.107	629,714
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.182	2.827	42,020
	2018	2.207	2.182	78,098
	2017	1.873	2.207	97,752
	2016	1.763	1.873	166,556
	2015	1.740	1.763	154,132
	2014	1.589	1.740	231,247
	2013	1.201	1.589	702,301
	2012	1.076	1.201	809,385
	2011	1.133	1.076	1,916,059
	2010	1.022	1.133	2,554,800
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.910	2.107	—
	2012	1.670	1.910	665,969
	2011	1.800	1.670	1,090,482
	2010	1.589	1.800	1,348,345
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	1.260	1.658	122,627
14

BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.351	1.260	345,080
	2017	1.091	1.351	372,195
	2016	1.047	1.091	547,979
	2015	1.029	1.047	650,436
	2014	0.937	1.029	894,187
	2013	0.714	0.937	963,714
	2012	0.651	0.714	1,437,100
	2011	0.679	0.651	2,205,238
	2010	0.596	0.679	3,167,759
BHFTII Jennison Growth Subaccount (Class A) (4/12)	2019	2.032	2.671	31,872
	2018	2.047	2.032	38,602
	2017	1.506	2.047	46,174
	2016	1.519	1.506	108,312
	2015	1.386	1.519	118,095
	2014	1.284	1.386	167,521
	2013	0.947	1.284	222,672
	2012	0.980	0.947	501,590
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2012	0.867	0.991	—
	2011	0.874	0.867	433,995
	2010	0.793	0.874	707,871
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.953	1.035	—
	2010	0.832	0.953	4,460,540
BHFTII MetLife Stock Index Subaccount (Class A) (5/09)	2019	2.283	2.963	121,240
	2018	2.419	2.283	258,657
	2017	2.011	2.419	259,533
	2016	1.820	2.011	1,095,115
	2015	1.818	1.820	1,311,957
	2014	1.620	1.818	1,782,128
	2013	1.240	1.620	2,176,009
	2012	1.083	1.240	2,818,259
	2011	1.075	1.083	4,004,337
	2010	0.946	1.075	8,413,560
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	2.041	2.041	—
	2018	2.114	2.041	—
	2017	1.990	2.114	41,623
	2016	1.703	1.990	61,188
	2015	1.834	1.703	145,472
	2014	1.689	1.834	159,531
	2013	1.296	1.689	273,171
	2012	1.149	1.296	228,152
	2011	1.138	1.149	188,768
	2010	1.056	1.138	208,460
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	3.485	4.143	92,959
	2018	3.737	3.485	135,208
	2017	3.365	3.737	175,539
	2016	3.121	3.365	496,183
	2015	3.165	3.121	605,002
	2014	2.950	3.165	1,432,596
	2013	2.510	2.950	2,064,099
	2012	2.278	2.510	2,890,403
	2011	2.252	2.278	3,692,734
	2010	2.072	2.252	4,326,165
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.630	3.387	241,832
	2018	2.955	2.630	257,447
	2017	2.531	2.955	247,696
	2016	2.236	2.531	306,269
	2015	2.263	2.236	458,189
	2014	2.064	2.263	1,042,979
	2013	1.536	2.064	1,339,101
	2012	1.331	1.536	1,180,821
	2011	1.334	1.331	1,499,130
	2010	1.210	1.334	3,028,394
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	4.433	5.689	18,925
15

BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	4.802	4.433	19,613
	2017	4.193	4.802	18,883
	2016	3.570	4.193	26,782
	2015	3.587	3.570	63,768
	2014	3.624	3.587	125,364
	2013	2.891	3.624	163,806
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.617	3.382	136,356
	2018	2.675	2.617	269,594
	2017	2.026	2.675	324,989
	2016	2.016	2.026	333,538
	2015	1.844	2.016	421,894
	2014	1.712	1.844	629,968
	2013	1.247	1.712	869,647
	2012	1.062	1.247	1,040,605
	2011	1.087	1.062	1,249,029
	2010	0.941	1.087	1,418,220
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	3.161	4.155	137,068
	2018	3.427	3.161	161,446
	2017	2.826	3.427	154,347
	2016	2.562	2.826	438,139
	2015	2.527	2.562	609,720
	2014	2.394	2.527	888,868
	2013	1.678	2.394	1,250,879
	2012	1.463	1.678	1,463,470
	2011	1.458	1.463	2,470,333
	2010	1.094	1.458	2,722,565
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	1.936	2.193	128,627
	2018	2.034	1.936	149,189
	2017	1.899	2.034	155,830
	2016	1.825	1.899	340,804
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.313	1.380	133,745
	2018	1.313	1.313	178,086
	2017	1.299	1.313	181,387
	2016	1.294	1.299	600,309
	2015	1.299	1.294	972,615
	2014	1.275	1.299	1,130,898
	2013	1.296	1.275	1,154,176
	2012	1.265	1.296	1,755,405
	2011	1.210	1.265	2,174,496
	2010	1.153	1.210	3,646,304
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/01)	2019	2.930	3.807	194,561
	2018	3.172	2.930	281,540
	2017	2.636	3.172	303,633
	2016	2.473	2.636	497,000
	2015	2.489	2.473	756,331
	2014	2.253	2.489	1,174,981
	2013	1.738	2.253	1,496,655
	2012	1.513	1.738	2,538,955
	2011	1.572	1.513	3,245,595
	2010	1.359	1.572	5,389,103
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2016	3.315	3.672	849,150
	2015	3.406	3.315	1,000,609
	2014	3.246	3.406	1,240,085
	2013	2.414	3.246	1,854,736
	2012	2.130	2.414	2,388,980
	2011	2.414	2.130	3,332,475
	2010	1.897	2.414	3,882,259
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)	2016	1.784	1.839	8,672
	2015	1.852	1.784	42,134
	2014	1.741	1.852	92,099
	2013	1.274	1.741	116,113
	2012	1.161	1.274	184,699
	2011	1.233	1.161	339,231
	2010	0.976	1.233	669,464
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)	2019	3.009	3.773	137,175
16

BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.612	3.009	152,246
	2017	2.599	3.612	156,036
	2016	2.237	2.599	175,551
	2015	2.811	2.237	386,942
	2014	3.101	2.811	413,596
	2013	3.163	3.101	448,359
	2012	2.825	3.163	767,250
	2011	3.393	2.825	1,001,987
	2010	2.916	3.393	2,054,906
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.557	1.734	64,672
	2018	1.861	1.557	106,041
	2017	1.612	1.861	104,890
	2016	1.520	1.612	444,820
	2015	1.642	1.520	529,615
	2014	1.867	1.642	671,597
	2013	1.535	1.867	830,362
	2012	1.312	1.535	1,100,354
	2011	1.483	1.312	1,474,874
	2010	1.383	1.483	1,913,194
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)	2010	1.134	1.152	—
Janus Henderson Enterprise Subaccount (Service Shares) (5/00)	2019	1.552	2.076	413,880
	2018	1.579	1.552	493,181
	2017	1.256	1.579	658,792
	2016	1.132	1.256	803,874
	2015	1.103	1.132	990,964
	2014	0.993	1.103	1,746,198
	2013	0.760	0.993	1,990,435
	2012	0.656	0.760	2,401,441
	2011	0.674	0.656	3,184,224
	2010	0.543	0.674	6,186,906
Janus Henderson Global Technology Subaccount (Service Shares) (5/00)	2011	0.529	0.567	—
	2010	0.430	0.529	2,908,720
Legg Mason Partners Equity Trust
LMPET S&P 500 Index Subaccount (Class A) (6/98)	2010	1.015	1.081	—
Legg Mason Partners Income Trust
LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)	2019	2.711	3.069	49,125
	2018	2.844	2.711	97,174
	2017	2.681	2.844	124,264
	2016	2.509	2.681	123,679
	2015	2.556	2.509	158,527
	2014	2.389	2.556	266,815
	2013	2.409	2.389	385,260
	2012	2.126	2.409	511,710
	2011	2.043	2.126	886,973
	2010	1.851	2.043	1,059,420
Templeton Growth Fund, Inc. (Class A) (8/96)	2011	2.171	2.433	—
	2010	2.040	2.171	3,389,690
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)	2019	2.296	2.842	145,984
	2018	2.532	2.296	204,780
	2017	2.200	2.532	250,474
	2016	2.197	2.200	315,634
	2015	2.259	2.197	339,527
	2014	1.897	2.259	490,368
	2013	1.297	1.897	571,195
	2012	1.104	1.297	721,021
	2011	1.089	1.104	2,392,116
	2010	0.880	1.089	3,800,103
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.232	1.241	—
	2013	0.942	1.232	512,256
	2012	0.828	0.942	578,317
	2011	0.892	0.828	788,939
	2010	0.773	0.892	1,228,519
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)	2019	3.090	3.971	431,648
17

BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.178	3.090	495,603
	2017	2.686	3.178	518,679
	2016	2.473	2.686	546,221
	2015	2.460	2.473	554,313
	2014	2.240	2.460	644,713
	2013	1.741	2.240	717,966
	2012	1.517	1.741	917,736
	2011	1.495	1.517	1,841,439
	2010	1.341	1.495	2,637,773
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2019	2.612	3.401	10,759
	2018	2.774	2.612	10,559
	2017	2.352	2.774	11,630
	2016	2.067	2.352	18,364
	2015	2.183	2.067	71,670
	2014	1.942	2.183	140,499
	2013	1.558	1.942	210,185
	2012	1.379	1.558	211,421
	2011	1.291	1.379	543,168
	2010	1.162	1.291	1,453,132
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)	2019	4.321	5.652	2,350
	2018	4.367	4.321	2,350
	2017	3.509	4.367	2,350
	2016	3.302	3.509	83,638
	2015	3.039	3.302	101,063
	2014	2.694	3.039	106,203
	2013	1.975	2.694	142,136
	2012	1.658	1.975	241,618
	2011	1.687	1.658	486,854
	2010	1.552	1.687	583,181
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	2.969	3.787	1,330
	2018	3.293	2.969	1,330
	2017	2.898	3.293	3,008
	2016	2.591	2.898	7,766
	2015	2.696	2.591	42,282
	2014	2.439	2.696	190,454
	2013	1.862	2.439	205,935
	2012	1.615	1.862	389,712
	2011	1.555	1.615	1,154,218
	2010	1.436	1.555	1,729,972
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2019	3.210	4.030	33,590
	2018	3.136	3.210	46,464
	2017	2.550	3.136	46,842
	2016	2.436	2.550	52,862
	2015	2.574	2.436	131,258
	2014	2.499	2.574	325,514
	2013	1.718	2.499	442,299
	2012	1.453	1.718	463,604
	2011	1.449	1.453	510,928
	2010	1.169	1.449	991,445
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.026	1.016	—
	2010	0.950	1.026	308,498
LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)	2019	2.675	3.028	16,485
	2018	2.814	2.675	54,115
	2017	2.617	2.814	49,854
	2016	2.288	2.617	51,510
	2015	2.455	2.288	109,332
	2014	2.510	2.455	189,190
	2013	2.387	2.510	367,760
	2012	2.039	2.387	511,746
	2011	2.025	2.039	606,590
	2010	1.781	2.025	830,387
LMPVIT Western Asset Variable Money Market Subaccount (6/98)	2010	1.249	1.245	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2019	2.088	2.618	1,733
18

BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.130	2.088	1,381
	2017	1.844	2.130	1,369
	2016	1.754	1.844	5,164
	2015	1.803	1.754	4,805
	2014	1.667	1.803	8,705
	2013	1.419	1.667	51,156
	2012	1.296	1.419	54,565
	2011	1.310	1.296	116,621
	2010	1.180	1.310	350,353

BRP — Separate Account Charges 1.30%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2019	2.704	3.610	269,000
	2018	3.011	2.704	327,211
	2017	2.320	3.011	569,911
	2016	2.336	2.320	693,084
	2015	2.213	2.336	957,450
	2014	2.192	2.213	1,476,405
	2013	1.719	2.192	2,166,690
	2012	1.421	1.719	2,662,265
	2011	1.580	1.421	4,633,360
	2010	1.432	1.580	6,581,997
American Funds Growth Subaccount (Class 2) (5/04)	2019	2.884	3.722	527,389
	2018	2.929	2.884	720,267
	2017	2.313	2.929	1,016,595
	2016	2.140	2.313	1,297,675
	2015	2.029	2.140	1,631,034
	2014	1.894	2.029	2,277,286
	2013	1.475	1.894	3,133,258
	2012	1.268	1.475	3,869,231
	2011	1.342	1.268	7,135,632
	2010	1.145	1.342	11,476,422
American Funds Growth-Income Subaccount (Class 2) (5/04)	2019	2.425	3.019	513,020
	2018	2.501	2.425	808,203
	2017	2.071	2.501	1,070,358
	2016	1.881	2.071	1,294,259
	2015	1.878	1.881	1,399,537
	2014	1.720	1.878	1,921,984
	2013	1.305	1.720	2,640,902
	2012	1.126	1.305	2,935,993
	2011	1.162	1.126	4,705,041
	2010	1.056	1.162	7,285,383
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	3.029	3.443	76,918
	2018	3.146	3.029	93,461
	2017	2.946	3.146	122,588
	2016	2.609	2.946	147,278
	2015	2.743	2.609	157,691
	2014	2.685	2.743	478,324
	2013	2.475	2.685	624,970
	2012	2.145	2.475	756,588
	2011	2.117	2.145	1,007,187
	2010	1.845	2.117	1,581,266
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.495	1.881	770,932
	2018	1.684	1.495	880,288
	2017	1.388	1.684	1,036,168
	2016	1.290	1.388	1,247,512
	2015	1.334	1.290	1,352,276
	2014	1.286	1.334	1,677,550
	2013	1.006	1.286	2,321,706
	2012	0.873	1.006	2,897,181
	2011	1.019	0.873	4,319,390
19

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2019	2.685	3.413	289,597
	2018	3.210	2.685	323,438
	2017	2.911	3.210	399,547
	2016	2.247	2.911	568,780
	2015	2.406	2.247	891,702
	2014	2.397	2.406	1,319,905
	2013	1.833	2.397	1,702,219
	2012	1.574	1.833	2,209,731
	2011	1.752	1.574	3,770,904
	2010	1.481	1.752	5,509,443
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/08)	2019	1.068	1.276	216,162
	2018	1.257	1.068	240,814
	2017	0.991	1.257	236,680
	2016	0.897	0.991	353,793
	2015	1.053	0.897	401,751
	2014	1.138	1.053	412,203
	2013	1.211	1.138	491,231
	2012	1.030	1.211	680,371
	2011	1.279	1.030	581,905
	2010	1.045	1.279	566,598
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	1.938	2.521	125,371
	2018	2.095	1.938	145,744
	2017	1.741	2.095	143,425
	2016	1.628	1.741	259,888
	2015	1.579	1.628	303,262
	2014	1.408	1.579	287,724
	2013	1.063	1.408	499,545
	2012	0.949	1.063	711,965
	2011	0.959	0.949	835,598
	2010	0.863	0.959	1,709,339
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.173	1.449	302,072
	2018	1.297	1.173	400,929
	2017	1.184	1.297	463,542
	2016	1.186	1.184	606,309
	2015	1.216	1.186	953,953
	2014	1.084	1.216	1,520,393
	2013	1.058	1.084	1,936,256
	2012	0.849	1.058	2,393,068
	2011	0.908	0.849	3,803,428
	2010	0.791	0.908	5,336,585
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.819	3.981	—
	2013	2.996	3.819	3,957,013
	2012	2.472	2.996	5,355,311
	2011	2.702	2.472	8,570,438
	2010	2.495	2.702	13,454,878
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (4/08)	2019	1.495	1.764	403,685
	2018	1.583	1.495	381,452
	2017	1.372	1.583	618,764
	2016	1.289	1.372	808,155
	2015	1.316	1.289	1,042,384
	2014	1.257	1.316	1,174,139
	2013	1.074	1.257	1,134,046
	2012	0.959	1.074	1,371,068
	2011	0.992	0.959	980,349
	2010	0.896	0.992	821,982
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (4/08)	2019	1.549	1.890	542,398
	2018	1.665	1.549	445,379
	2017	1.390	1.665	1,365,994
	2016	1.293	1.390	1,829,546
	2015	1.320	1.293	1,788,599
	2014	1.257	1.320	1,969,079
	2013	1.017	1.257	2,142,226
	2012	0.888	1.017	1,815,717
	2011	0.944	0.888	1,552,096
	2010	0.843	0.944	958,613
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (4/08)	2019	1.421	1.629	34,613
20

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.490	1.421	55,006
	2017	1.336	1.490	91,041
	2016	1.265	1.336	437,058
	2015	1.291	1.265	148,523
	2014	1.233	1.291	195,558
	2013	1.100	1.233	474,504
	2012	1.006	1.100	391,413
	2011	1.017	1.006	343,737
	2010	0.937	1.017	492,199
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.178	2.684	449,370
	2018	2.893	2.178	520,332
	2017	2.241	2.893	607,203
	2016	2.094	2.241	771,973
	2015	2.217	2.094	956,228
	2014	2.377	2.217	1,218,441
	2013	1.841	2.377	1,559,038
	2012	1.441	1.841	1,959,005
	2011	1.697	1.441	3,624,797
	2010	1.473	1.697	6,288,870
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.647	3.264	93,990
	2018	3.052	2.647	93,267
	2017	2.620	3.052	105,356
	2016	2.263	2.620	184,104
	2015	2.438	2.263	222,385
	2014	2.260	2.438	313,134
	2013	1.691	2.260	299,795
	2012	1.445	1.691	491,621
	2011	1.486	1.445	887,062
	2010	1.310	1.486	1,835,375
BHFTI Invesco Global Equity Subaccount (Class B) (4/08)	2013	2.049	2.570	—
	2012	1.713	2.049	177,899
	2011	1.894	1.713	163,854
	2010	1.656	1.894	123,395
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)	2019	1.386	1.801	2,218,995
	2018	1.615	1.386	2,777,917
	2017	1.195	1.615	3,400,194
	2016	1.207	1.195	3,914,760
	2015	1.175	1.207	4,664,861
	2014	1.165	1.175	5,692,328
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)	2012	1.936	2.338	3,179,438
	2011	2.348	1.936	5,573,159
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.588	3.183	23,256
	2018	2.874	2.588	55,911
	2017	2.318	2.874	55,594
	2016	2.102	2.318	131,092
	2015	2.160	2.102	191,108
	2014	2.023	2.160	204,421
	2013	1.458	2.023	243,731
	2012	1.246	1.458	313,000
	2011	1.274	1.246	413,613
	2010	1.020	1.274	439,196
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.901	2.243	145,536
	2018	2.233	1.901	72,148
	2017	2.183	2.233	180,644
	2016	1.690	2.183	96,209
	2015	1.846	1.690	113,289
	2014	1.787	1.846	143,997
	2013	1.359	1.787	164,684
	2012	1.190	1.359	251,925
	2011	1.342	1.190	244,607
	2010	1.137	1.342	227,814
BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)	2011	0.671	0.714	—
	2010	0.634	0.671	100,168
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	4.655	5.690	1,691,740
21

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	5.061	4.655	1,896,026
	2017	4.319	5.061	2,081,689
	2016	4.249	4.319	2,568,735
	2015	4.475	4.249	2,871,611
	2014	3.969	4.475	3,516,432
BHFTI Loomis Sayles Growth Subaccount (Class B) (4/08)	2014	1.312	1.372	—
	2013	0.912	1.312	429,878
	2012	0.779	0.912	323,094
	2011	0.763	0.779	287,313
	2010	0.625	0.763	140,289
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.833	1.890	—
	2015	1.892	1.833	186,633
	2014	1.824	1.892	182,278
	2013	1.708	1.824	284,445
	2012	1.529	1.708	376,922
	2011	1.477	1.529	725,588
	2010	1.322	1.477	1,229,116
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.639	2.075	41,721
	2018	1.930	1.639	108,964
	2017	1.526	1.930	148,158
	2016	1.560	1.526	133,950
	2015	1.609	1.560	111,593
	2014	1.751	1.609	92,079
	2013	1.488	1.751	69,272
	2012	1.291	1.488	89,095
	2011	1.465	1.291	114,477
	2010	1.333	1.465	103,122
BHFTI MLA Mid Cap Subaccount (Class A) (4/07)	2013	2.552	2.768	—
	2012	2.448	2.552	689,634
	2011	2.614	2.448	1,472,819
	2010	2.149	2.614	1,924,745
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.850	0.956	—
	2011	0.870	0.850	81,542
	2010	0.803	0.870	89,939
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.310	1.402	127,466
	2018	1.356	1.310	140,920
	2017	1.323	1.356	155,325
	2016	1.274	1.323	226,659
	2015	1.330	1.274	315,970
	2014	1.306	1.330	507,470
	2013	1.453	1.306	947,291
	2012	1.347	1.453	1,909,607
	2011	1.224	1.347	1,999,399
	2010	1.148	1.224	1,244,923
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.925	2.060	664,617
	2018	1.954	1.925	880,002
	2017	1.895	1.954	919,456
	2016	1.871	1.895	1,155,063
	2015	1.895	1.871	1,852,917
	2014	1.843	1.895	2,264,639
	2013	1.903	1.843	2,866,776
	2012	1.765	1.903	4,238,065
	2011	1.733	1.765	6,434,557
	2010	1.623	1.733	9,909,314
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.257	2.272	—
	2015	2.285	2.257	957
	2014	2.082	2.285	2,094
	2013	1.585	2.082	6,031
	2012	1.452	1.585	50,362
	2011	1.541	1.452	192,178
	2010	1.344	1.541	346,278
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.496	2.561	—
22

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	2.562	2.496	433,581
	2014	2.482	2.562	631,353
	2013	2.476	2.482	862,344
	2012	2.247	2.476	1,040,037
	2011	2.197	2.247	1,537,711
	2010	1.984	2.197	2,566,007
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	0.493	0.515	—
	2012	0.445	0.493	1,218,350
	2011	0.550	0.445	1,315,845
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.720	2.147	1,771,670
	2018	1.918	1.720	1,879,686
	2017	1.661	1.918	2,145,115
	2016	1.452	1.661	2,614,639
	2015	1.525	1.452	2,980,497
	2014	1.364	1.525	3,709,319
	2013	1.033	1.364	4,628,960
	2012	0.887	1.033	5,887,235
	2011	0.936	0.887	10,810,815
	2010	0.811	0.936	19,851,521
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.499	1.874	401,259
	2018	1.671	1.499	476,299
	2017	1.446	1.671	511,093
	2016	1.262	1.446	744,410
	2015	1.325	1.262	1,108,198
	2014	1.212	1.325	1,381,123
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2019	1.878	2.391	77,788
	2018	2.117	1.878	121,711
	2017	1.959	2.117	129,486
	2016	1.719	1.959	155,510
	2015	1.913	1.719	241,920
	2014	1.767	1.913	477,612
	2013	1.374	1.767	558,522
	2012	1.214	1.374	593,212
	2011	1.277	1.214	1,324,942
	2010	1.030	1.277	2,165,806
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.956	2.121	317,414
	2018	1.989	1.956	351,914
	2017	1.936	1.989	437,345
	2016	1.902	1.936	650,900
	2015	1.915	1.902	554,729
	2014	1.812	1.915	761,675
	2013	1.850	1.812	879,988
	2012	1.743	1.850	1,519,095
	2011	1.657	1.743	2,500,569
	2010	1.549	1.657	3,555,138
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	3.065	4.019	848,936
	2018	3.032	3.065	1,057,366
	2017	2.293	3.032	976,507
	2016	2.321	2.293	1,294,285
	2015	2.213	2.321	1,397,566
	2014	2.058	2.213	1,874,273
	2013	1.554	2.058	2,319,449
	2012	1.376	1.554	3,437,350
	2011	1.531	1.376	7,570,122
	2010	1.295	1.531	13,491,637
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2019	1.108	1.116	1,559,154
	2018	1.104	1.108	1,915,004
	2017	1.111	1.104	2,675,277
	2016	1.123	1.111	2,828,626
	2015	1.138	1.123	3,646,113
	2014	1.152	1.138	4,882,100
	2013	1.167	1.152	6,791,316
	2012	1.183	1.167	9,383,762
	2011	1.198	1.183	21,398,194
	2010	1.209	1.198	33,699,027
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.423	1.569	200,018
23

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.480	1.423	220,264
	2017	1.402	1.480	1,016,864
	2016	1.359	1.402	1,249,224
	2015	1.385	1.359	1,297,208
	2014	1.343	1.385	1,807,618
	2013	1.305	1.343	2,183,656
	2012	1.211	1.305	3,205,012
	2011	1.188	1.211	2,990,464
	2010	1.093	1.188	3,678,320
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.481	1.690	59,186
	2018	1.569	1.481	58,155
	2017	1.437	1.569	194,838
	2016	1.372	1.437	319,530
	2015	1.405	1.372	518,439
	2014	1.357	1.405	745,697
	2013	1.239	1.357	1,793,497
	2012	1.126	1.239	2,347,220
	2011	1.129	1.126	2,667,434
	2010	1.026	1.129	2,874,192
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.517	1.788	6,640,696
	2018	1.637	1.517	7,182,939
	2017	1.446	1.637	9,443,960
	2016	1.367	1.446	10,038,386
	2015	1.403	1.367	11,355,917
	2014	1.353	1.403	12,683,966
	2013	1.162	1.353	16,001,032
	2012	1.039	1.162	15,254,988
	2011	1.068	1.039	15,109,022
	2010	0.956	1.068	17,557,990
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.529	1.867	2,936,616
	2018	1.686	1.529	4,006,268
	2017	1.433	1.686	5,199,987
	2016	1.343	1.433	7,097,299
	2015	1.384	1.343	7,132,722
	2014	1.332	1.384	8,502,340
	2013	1.086	1.332	10,628,301
	2012	0.953	1.086	10,579,837
	2011	1.004	0.953	11,809,727
	2010	0.886	1.004	13,650,455
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.861	2.259	137,015
	2018	1.959	1.861	125,269
	2017	1.724	1.959	139,381
	2016	1.632	1.724	414,964
	2015	1.612	1.632	456,262
	2014	1.477	1.612	896,567
	2013	1.241	1.477	285,103
	2012	1.119	1.241	230,653
	2011	1.092	1.119	192,755
	2010	1.009	1.092	124,909
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.073	2.679	149,450
	2018	2.102	2.073	246,503
	2017	1.788	2.102	346,227
	2016	1.688	1.788	551,545
	2015	1.670	1.688	508,349
	2014	1.529	1.670	806,869
	2013	1.158	1.529	1,172,881
	2012	1.040	1.158	1,562,294
	2011	1.098	1.040	3,626,884
	2010	0.993	1.098	5,368,233
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.835	2.022	—
	2012	1.607	1.835	2,071,583
	2011	1.737	1.607	2,765,167
	2010	1.537	1.737	4,791,217
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	1.206	1.583	1,318,435
24

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.296	1.206	1,867,947
	2017	1.049	1.296	2,101,031
	2016	1.010	1.049	2,240,899
	2015	0.995	1.010	2,529,362
	2014	0.908	0.995	3,123,390
	2013	0.693	0.908	3,533,163
	2012	0.634	0.693	4,539,462
	2011	0.663	0.634	8,084,131
	2010	0.583	0.663	12,172,827
BHFTII Jennison Growth Subaccount (Class A) (4/12)	2019	1.943	2.548	422,193
	2018	1.962	1.943	423,710
	2017	1.447	1.962	471,766
	2016	1.464	1.447	431,277
	2015	1.339	1.464	561,598
	2014	1.244	1.339	404,645
	2013	0.920	1.244	577,375
	2012	0.950	0.920	641,870
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2012	0.844	0.962	8,232
	2011	0.853	0.844	966,333
	2010	0.776	0.853	1,064,480
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.942	1.022	—
	2010	0.825	0.942	4,893,604
BHFTII MetLife Stock Index Subaccount (Class A) (5/09)	2019	2.185	2.829	1,656,491
	2018	2.321	2.185	1,889,330
	2017	1.935	2.321	2,131,088
	2016	1.755	1.935	2,705,551
	2015	1.757	1.755	3,008,661
	2014	1.571	1.757	3,593,405
	2013	1.205	1.571	4,028,904
	2012	1.055	1.205	5,708,323
	2011	1.049	1.055	9,016,727
	2010	0.926	1.049	14,424,993
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.961	1.961	—
	2018	2.033	1.961	—
	2017	1.918	2.033	41,102
	2016	1.646	1.918	39,322
	2015	1.777	1.646	68,776
	2014	1.641	1.777	70,179
	2013	1.262	1.641	89,705
	2012	1.122	1.262	126,205
	2011	1.114	1.122	221,368
	2010	1.036	1.114	139,993
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	3.296	3.908	891,503
	2018	3.543	3.296	1,183,047
	2017	3.198	3.543	1,319,708
	2016	2.973	3.198	1,663,578
	2015	3.023	2.973	2,008,207
	2014	2.825	3.023	2,636,980
	2013	2.410	2.825	3,145,105
	2012	2.192	2.410	3,997,834
	2011	2.173	2.192	6,398,691
	2010	2.004	2.173	10,017,498
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.535	3.257	864,672
	2018	2.856	2.535	924,078
	2017	2.452	2.856	1,119,535
	2016	2.171	2.452	1,348,226
	2015	2.203	2.171	1,539,555
	2014	2.014	2.203	1,926,644
	2013	1.503	2.014	2,605,214
	2012	1.306	1.503	1,144,577
	2011	1.312	1.306	2,112,750
	2010	1.193	1.312	3,278,631
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	4.214	5.393	98,926
25

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	4.576	4.214	99,411
	2017	4.005	4.576	103,796
	2016	3.418	4.005	130,373
	2015	3.443	3.418	183,987
	2014	3.488	3.443	246,379
	2013	2.787	3.488	398,184
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.535	3.268	503,061
	2018	2.598	2.535	523,989
	2017	1.972	2.598	614,636
	2016	1.968	1.972	833,306
	2015	1.804	1.968	1,135,112
	2014	1.679	1.804	1,311,688
	2013	1.226	1.679	1,702,634
	2012	1.047	1.226	1,940,003
	2011	1.075	1.047	2,542,898
	2010	0.933	1.075	3,295,036
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	3.003	3.937	660,673
	2018	3.264	3.003	889,929
	2017	2.698	3.264	867,857
	2016	2.452	2.698	1,262,308
	2015	2.424	2.452	1,520,913
	2014	2.303	2.424	1,840,262
	2013	1.618	2.303	2,270,869
	2012	1.415	1.618	3,022,901
	2011	1.413	1.415	5,375,658
	2010	1.063	1.413	7,816,583
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	1.840	2.079	218,958
	2018	1.938	1.840	332,195
	2017	1.814	1.938	447,698
	2016	1.746	1.814	624,367
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.266	1.327	444,700
	2018	1.268	1.266	492,463
	2017	1.259	1.268	623,242
	2016	1.257	1.259	1,059,850
	2015	1.264	1.257	1,269,430
	2014	1.244	1.264	1,575,440
	2013	1.268	1.244	2,135,006
	2012	1.241	1.268	2,705,000
	2011	1.190	1.241	4,375,374
	2010	1.137	1.190	6,050,925
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/01)	2019	2.805	3.634	245,489
	2018	3.044	2.805	414,795
	2017	2.536	3.044	559,652
	2016	2.385	2.536	688,330
	2015	2.406	2.385	1,165,772
	2014	2.183	2.406	1,793,128
	2013	1.689	2.183	2,309,588
	2012	1.473	1.689	2,967,387
	2011	1.535	1.473	5,164,998
	2010	1.330	1.535	7,733,255
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2016	3.196	3.531	700,945
	2015	3.291	3.196	862,415
	2014	3.145	3.291	1,250,029
	2013	2.345	3.145	1,829,790
	2012	2.074	2.345	2,647,200
	2011	2.356	2.074	4,581,677
	2010	1.857	2.356	7,667,248
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)	2016	1.720	1.768	164,729
	2015	1.790	1.720	248,145
	2014	1.687	1.790	304,833
	2013	1.237	1.687	514,004
	2012	1.131	1.237	853,470
	2011	1.204	1.131	1,395,992
	2010	0.955	1.204	1,969,799
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)	2019	2.894	3.619	72,432
26

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.482	2.894	127,369
	2017	2.512	3.482	137,273
	2016	2.167	2.512	161,036
	2015	2.731	2.167	209,030
	2014	3.020	2.731	394,570
	2013	3.088	3.020	611,501
	2012	2.765	3.088	857,464
	2011	3.328	2.765	1,689,050
	2010	2.868	3.328	3,010,383
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.501	1.667	251,092
	2018	1.798	1.501	256,107
	2017	1.561	1.798	299,198
	2016	1.476	1.561	344,068
	2015	1.599	1.476	427,065
	2014	1.823	1.599	563,754
	2013	1.502	1.823	686,703
	2012	1.287	1.502	1,211,761
	2011	1.459	1.287	2,393,096
	2010	1.363	1.459	3,982,079
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)	2010	1.107	1.123	—
Janus Henderson Enterprise Subaccount (Service Shares) (5/00)	2019	1.482	1.977	1,568,526
	2018	1.511	1.482	1,686,331
	2017	1.205	1.511	1,744,885
	2016	1.089	1.205	1,938,126
	2015	1.063	1.089	2,214,272
	2014	0.959	1.063	3,402,471
	2013	0.736	0.959	3,680,523
	2012	0.637	0.736	4,760,174
	2011	0.657	0.637	7,464,584
	2010	0.530	0.657	12,963,279
Janus Henderson Global Technology Subaccount (Service Shares) (5/00)	2011	0.515	0.552	—
	2010	0.420	0.515	1,866,312
Legg Mason Partners Equity Trust
LMPET S&P 500 Index Subaccount (Class A) (6/98)	2010	0.986	1.050	—
Legg Mason Partners Income Trust
LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)	2019	2.564	2.895	381,830
	2018	2.696	2.564	442,141
	2017	2.548	2.696	521,579
	2016	2.391	2.548	511,492
	2015	2.442	2.391	612,901
	2014	2.287	2.442	697,082
	2013	2.312	2.287	853,669
	2012	2.047	2.312	1,027,467
	2011	1.971	2.047	1,948,627
	2010	1.791	1.971	4,033,414
Templeton Growth Fund, Inc. (Class A) (8/96)	2011	2.094	2.346	—
	2010	1.973	2.094	9,096,637
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)	2019	2.192	2.706	319,404
	2018	2.423	2.192	330,037
	2017	2.110	2.423	418,898
	2016	2.113	2.110	667,400
	2015	2.178	2.113	966,025
	2014	1.833	2.178	1,351,357
	2013	1.256	1.833	1,771,099
	2012	1.072	1.256	2,204,937
	2011	1.060	1.072	8,897,041
	2010	0.859	1.060	20,678,263
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.203	1.210	—
	2013	0.922	1.203	1,748,257
	2012	0.812	0.922	2,047,811
	2011	0.877	0.812	3,884,818
	2010	0.762	0.877	5,865,471
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)	2019	2.936	3.764	654,158
27

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.028	2.936	738,741
	2017	2.566	3.028	1,056,842
	2016	2.368	2.566	1,256,670
	2015	2.361	2.368	1,339,316
	2014	2.155	2.361	1,585,680
	2013	1.679	2.155	1,852,830
	2012	1.467	1.679	2,263,684
	2011	1.449	1.467	4,459,451
	2010	1.303	1.449	6,789,393
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2019	2.483	3.225	247,133
	2018	2.644	2.483	260,791
	2017	2.247	2.644	285,052
	2016	1.980	2.247	304,207
	2015	2.096	1.980	367,738
	2014	1.869	2.096	440,684
	2013	1.504	1.869	496,877
	2012	1.334	1.504	622,756
	2011	1.252	1.334	1,566,940
	2010	1.130	1.252	2,876,435
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)	2019	4.108	5.360	126,833
	2018	4.162	4.108	150,100
	2017	3.352	4.162	175,071
	2016	3.162	3.352	218,652
	2015	2.918	3.162	285,168
	2014	2.593	2.918	321,680
	2013	1.906	2.593	443,350
	2012	1.604	1.906	741,953
	2011	1.636	1.604	1,499,097
	2010	1.509	1.636	2,460,724
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	2.823	3.591	72,267
	2018	3.139	2.823	108,883
	2017	2.769	3.139	126,312
	2016	2.482	2.769	183,819
	2015	2.589	2.482	342,980
	2014	2.348	2.589	408,652
	2013	1.797	2.348	577,601
	2012	1.563	1.797	979,595
	2011	1.509	1.563	2,060,472
	2010	1.396	1.509	3,965,082
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2019	3.071	3.846	98,306
	2018	3.008	3.071	110,976
	2017	2.452	3.008	162,334
	2016	2.348	2.452	192,923
	2015	2.488	2.348	335,834
	2014	2.421	2.488	374,181
	2013	1.668	2.421	439,884
	2012	1.415	1.668	573,052
	2011	1.414	1.415	949,874
	2010	1.144	1.414	1,356,167
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.008	0.997	—
	2010	0.935	1.008	855,056
LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)	2019	2.541	2.869	167,199
	2018	2.680	2.541	174,394
	2017	2.499	2.680	216,328
	2016	2.190	2.499	242,260
	2015	2.356	2.190	275,841
	2014	2.415	2.356	338,987
	2013	2.302	2.415	420,993
	2012	1.971	2.302	865,669
	2011	1.963	1.971	1,518,947
	2010	1.731	1.963	2,092,112
LMPVIT Western Asset Variable Money Market Subaccount (6/98)	2010	1.214	1.209	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2019	2.013	2.517	19,188
28

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.059	2.013	17,719
	2017	1.786	2.059	17,808
	2016	1.704	1.786	32,803
	2015	1.756	1.704	43,954
	2014	1.627	1.756	149,260
	2013	1.389	1.627	207,538
	2012	1.271	1.389	275,590
	2011	1.288	1.271	645,319
	2010	1.163	1.288	1,146,284
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2019.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2019 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into the Met Investors Series Trust-Pioneer Mid Cap Value Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series-Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.
29

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust - MFS® Value Portfolio merged into Met Investors Series Trust - MFS® Value Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio-Class F and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.
30

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.
Effective on or about 4/28/2008, Met Investors Series Trust-MFS® Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS® Value Portfolio.
Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.
31

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio – Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio – Class A and is no longer available as a funding option.
Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/03/2010, Legg Mason Partners Equity Trust-Legg Mason Partners S&P 500 Index Fund - Class A was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.
Effective on or about 05/2/2011, Janus Aspen Series - Global Technology Portfolio – Service Shares was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Templeton Growth Fund, Inc.-Templeton Growth Fund, Inc. Portfolio - Class A was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.
Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.
Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS® Value Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
32

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio - Class B was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio - Class E and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio - Class B was exchanged for Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.
Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/30/2018, BHFT II-BlackRock Large Cap Value Portfolio merged into BHFT II-MFS Value Portfolio and is no longer available as a funding option.
33

CONDENSED FINANCIAL INFORMATION —
UGVA

The following tables provide the Accumulation Unit Values information for the mid-range combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.
UGVA — Separate Account Charges 1.00%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2019	2.825	3.784	44
	2018	3.137	2.825	44
	2017	2.410	3.137	44
	2016	2.420	2.410	44
	2015	2.285	2.420	44
	2014	2.256	2.285	2,595
	2013	1.764	2.256	2,916
	2012	1.454	1.764	3,108
	2011	1.612	1.454	123,782
	2010	1.457	1.612	567,860
American Funds Growth Subaccount (Class 2) (5/04)	2019	3.013	3.901	79
	2018	3.051	3.013	79
	2017	2.402	3.051	724
	2016	2.216	2.402	724
	2015	2.095	2.216	724
	2014	1.950	2.095	1,924
	2013	1.514	1.950	1,924
	2012	1.297	1.514	2,475
	2011	1.369	1.297	360,164
	2010	1.165	1.369	1,265,051
American Funds Growth-Income Subaccount (Class 2) (5/04)	2019	2.534	3.164	—
	2018	2.606	2.534	—
	2017	2.151	2.606	679
	2016	1.948	2.151	679
	2015	1.939	1.948	679
	2014	1.771	1.939	1,855
	2013	1.340	1.771	2,677
	2012	1.152	1.340	2,677
	2011	1.185	1.152	93,482
	2010	1.074	1.185	807,230
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.582	2.944	—
	2018	2.674	2.582	—
	2017	2.497	2.674	—
	2016	2.205	2.497	—
	2015	2.311	2.205	—
	2014	2.255	2.311	1,416
	2013	2.072	2.255	1,416
	2012	1.790	2.072	1,416
	2011	1.762	1.790	45,570
	2010	1.531	1.762	211,372
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.553	1.960	138
	2018	1.744	1.553	138
	2017	1.433	1.744	138
	2016	1.328	1.433	138
	2015	1.369	1.328	138
	2014	1.316	1.369	138
	2013	1.026	1.316	138
	2012	0.888	1.026	138
	2011	1.034	0.888	67,247
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2019	2.815	3.589	812
34

UGVA — Separate Account Charges 1.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.354	2.815	812
	2017	3.033	3.354	812
	2016	2.334	3.033	812
	2015	2.492	2.334	812
	2014	2.475	2.492	5,209
	2013	1.887	2.475	5,209
	2012	1.616	1.887	9,111
	2011	1.793	1.616	209,819
	2010	1.510	1.793	372,066
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.064	2.693	—
	2018	2.224	2.064	—
	2017	1.843	2.224	—
	2016	1.719	1.843	—
	2015	1.662	1.719	—
	2014	1.477	1.662	8,983
	2013	1.112	1.477	17,950
	2012	0.990	1.112	17,950
	2011	0.998	0.990	58,270
	2010	0.895	0.998	371,664
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.219	1.509	—
	2018	1.343	1.219	—
	2017	1.223	1.343	—
	2016	1.221	1.223	—
	2015	1.248	1.221	—
	2014	1.109	1.248	9,057
	2013	1.080	1.109	9,057
	2012	0.864	1.080	16,003
	2011	0.921	0.864	88,649
	2010	0.800	0.921	449,487
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	4.044	4.219	—
	2013	3.164	4.044	9,059
	2012	2.602	3.164	11,625
	2011	2.835	2.602	162,578
	2010	2.611	2.835	898,465
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.340	2.892	—
	2018	3.099	2.340	3,062
	2017	2.394	3.099	3,062
	2016	2.230	2.394	3,062
	2015	2.354	2.230	3,062
	2014	2.516	2.354	4,867
	2013	1.943	2.516	4,867
	2012	1.516	1.943	4,867
	2011	1.780	1.516	161,005
	2010	1.541	1.780	787,088
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.774	3.432	—
	2018	3.190	2.774	—
	2017	2.730	3.190	—
	2016	2.351	2.730	—
	2015	2.525	2.351	—
	2014	2.333	2.525	—
	2013	1.741	2.333	—
	2012	1.483	1.741	860
	2011	1.521	1.483	8,001
	2010	1.337	1.521	168,017
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)	2019	1.410	1.838	—
	2018	1.638	1.410	—
	2017	1.208	1.638	13
	2016	1.216	1.208	13
	2015	1.181	1.216	13
	2014	1.167	1.181	4,082
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)	2012	2.038	2.468	5,044
	2011	2.466	2.038	164,852
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	5.004	6.135	23
35

UGVA — Separate Account Charges 1.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	5.424	5.004	2,019
	2017	4.615	5.424	2,019
	2016	4.527	4.615	2,019
	2015	4.753	4.527	2,019
	2014	4.207	4.753	2,019
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.898	1.959	—
	2015	1.954	1.898	—
	2014	1.877	1.954	48
	2013	1.753	1.877	48
	2012	1.564	1.753	48
	2011	1.507	1.564	102,677
	2010	1.345	1.507	156,395
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	2.666	2.896	—
	2012	2.551	2.666	—
	2011	2.716	2.551	54,649
	2010	2.226	2.716	113,304
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	2.029	2.179	3,373
	2018	2.055	2.029	3,373
	2017	1.986	2.055	3,373
	2016	1.955	1.986	3,373
	2015	1.974	1.955	3,373
	2014	1.914	1.974	5,418
	2013	1.971	1.914	5,418
	2012	1.822	1.971	21,626
	2011	1.784	1.822	127,586
	2010	1.666	1.784	973,461
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.344	2.363	—
	2015	2.366	2.344	—
	2014	2.150	2.366	—
	2013	1.632	2.150	—
	2012	1.491	1.632	—
	2011	1.577	1.491	27,203
	2010	1.371	1.577	86,275
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.659	2.730	—
	2015	2.721	2.659	—
	2014	2.627	2.721	—
	2013	2.613	2.627	—
	2012	2.365	2.613	—
	2011	2.305	2.365	52,475
	2010	2.075	2.305	234,471
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.786	2.238	531
	2018	1.986	1.786	531
	2017	1.715	1.986	531
	2016	1.494	1.715	531
	2015	1.566	1.494	531
	2014	1.396	1.566	11,845
	2013	1.054	1.396	11,845
	2012	0.902	1.054	19,919
	2011	0.950	0.902	755,755
	2010	0.820	0.950	1,758,959
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.568	1.965	50
	2018	1.741	1.568	50
	2017	1.502	1.741	50
	2016	1.307	1.502	50
	2015	1.368	1.307	50
	2014	1.249	1.368	50
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2019	1.962	2.506	—
	2018	2.206	1.962	—
	2017	2.035	2.206	—
	2016	1.780	2.035	—
	2015	1.975	1.780	—
	2014	1.819	1.975	—
	2013	1.410	1.819	—
	2012	1.242	1.410	—
	2011	1.303	1.242	52,872
	2010	1.048	1.303	285,268
Brighthouse Funds Trust II
36

UGVA — Separate Account Charges 1.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	2.093	2.276	24
	2018	2.122	2.093	2,887
	2017	2.059	2.122	2,887
	2016	2.016	2.059	2,887
	2015	2.025	2.016	2,887
	2014	1.910	2.025	2,887
	2013	1.944	1.910	4,122
	2012	1.826	1.944	4,122
	2011	1.730	1.826	137,278
	2010	1.613	1.730	229,392
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	3.293	4.331	89
	2018	3.248	3.293	89
	2017	2.449	3.248	89
	2016	2.472	2.449	89
	2015	2.349	2.472	89
	2014	2.179	2.349	5,653
	2013	1.640	2.179	38,695
	2012	1.448	1.640	53,668
	2011	1.606	1.448	409,389
	2010	1.354	1.606	1,671,992
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2019	1.180	1.192	6,465
	2018	1.173	1.180	26,769
	2017	1.176	1.173	26,769
	2016	1.185	1.176	26,769
	2015	1.197	1.185	36,216
	2014	1.209	1.197	76,791
	2013	1.221	1.209	88,952
	2012	1.234	1.221	110,369
	2011	1.246	1.234	2,490,530
	2010	1.254	1.246	4,182,348
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.478	1.635	—
	2018	1.533	1.478	—
	2017	1.448	1.533	—
	2016	1.399	1.448	—
	2015	1.421	1.399	—
	2014	1.374	1.421	—
	2013	1.331	1.374	—
	2012	1.231	1.331	—
	2011	1.205	1.231	608
	2010	1.106	1.205	138,558
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.538	1.760	—
	2018	1.625	1.538	—
	2017	1.484	1.625	—
	2016	1.413	1.484	—
	2015	1.442	1.413	—
	2014	1.388	1.442	—
	2013	1.264	1.388	—
	2012	1.146	1.264	—
	2011	1.145	1.146	17
	2010	1.037	1.145	181,210
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.576	1.863	213
	2018	1.696	1.576	213
	2017	1.493	1.696	213
	2016	1.408	1.493	213
	2015	1.440	1.408	213
	2014	1.385	1.440	213
	2013	1.185	1.385	213
	2012	1.057	1.185	213
	2011	1.083	1.057	129,667
	2010	0.966	1.083	752,831
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.588	1.946	2,040
	2018	1.746	1.588	2,040
	2017	1.480	1.746	2,040
	2016	1.382	1.480	2,040
	2015	1.420	1.382	2,040
	2014	1.363	1.420	3,658
	2013	1.108	1.363	3,658
	2012	0.970	1.108	3,658
	2011	1.018	0.970	268,096
	2010	0.896	1.018	986,665
37

UGVA — Separate Account Charges 1.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.207	2.861	—
	2018	2.231	2.207	—
	2017	1.893	2.231	—
	2016	1.781	1.893	—
	2015	1.757	1.781	—
	2014	1.604	1.757	—
	2013	1.212	1.604	10,790
	2012	1.084	1.212	12,278
	2011	1.141	1.084	119,655
	2010	1.029	1.141	427,677
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.935	2.134	—
	2012	1.690	1.935	5,122
	2011	1.821	1.690	135,822
	2010	1.607	1.821	438,223
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	1.271	1.673	—
	2018	1.362	1.271	—
	2017	1.099	1.362	—
	2016	1.055	1.099	—
	2015	1.036	1.055	—
	2014	0.943	1.036	—
	2013	0.718	0.943	21,700
	2012	0.654	0.718	21,700
	2011	0.682	0.654	566,828
	2010	0.598	0.682	847,124
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2019	2.113	2.772	—
	2018	2.132	2.113	—
	2017	1.572	2.132	—
	2016	1.590	1.572	—
	2015	1.453	1.590	—
	2014	1.349	1.453	—
	2013	0.997	1.349	—
	2012	0.871	0.997	—
	2011	0.878	0.871	6,847
	2010	0.797	0.878	105,989
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2019	1.830	1.968	215
	2018	1.852	1.830	215
	2017	1.811	1.852	215
	2016	1.788	1.811	215
	2015	1.801	1.788	215
	2014	1.719	1.801	2,427
	2013	1.778	1.719	2,427
	2012	1.728	1.778	6,860
	2011	1.624	1.728	334,518
	2010	1.547	1.624	378,733
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.955	1.037	—
	2010	0.834	0.955	609,023
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2019	1.141	1.377	—
	2018	1.339	1.141	—
	2017	1.082	1.339	—
	2016	1.079	1.082	—
	2015	1.102	1.079	—
	2014	1.184	1.102	—
	2013	0.981	1.184	—
	2012	0.838	0.981	—
	2011	0.967	0.838	78,660
	2010	0.903	0.967	267,064
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2019	2.481	3.085	—
	2018	2.815	2.481	—
	2017	2.479	2.815	—
	2016	2.065	2.479	—
	2015	2.179	2.065	—
	2014	2.095	2.179	3,921
	2013	1.527	2.095	8,757
	2012	1.326	1.527	17,022
	2011	1.396	1.326	159,476
	2010	1.111	1.396	384,416
BHFTII MetLife Stock Index Subaccount (Class A) (11/07)	2019	2.303	2.991	629
38

UGVA — Separate Account Charges 1.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.439	2.303	629
	2017	2.027	2.439	629
	2016	1.833	2.027	629
	2015	1.830	1.833	629
	2014	1.631	1.830	1,289
	2013	1.247	1.631	14,478
	2012	1.089	1.247	16,829
	2011	1.080	1.089	385,010
	2010	0.950	1.080	1,345,434
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	3.543	4.213	3,826
	2018	3.797	3.543	3,826
	2017	3.417	3.797	3,826
	2016	3.167	3.417	3,826
	2015	3.211	3.167	3,826
	2014	2.991	3.211	6,145
	2013	2.544	2.991	6,667
	2012	2.307	2.544	24,096
	2011	2.280	2.307	420,807
	2010	2.096	2.280	754,307
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.649	3.413	—
	2018	2.975	2.649	—
	2017	2.547	2.975	—
	2016	2.249	2.547	—
	2015	2.275	2.249	—
	2014	2.073	2.275	6,366
	2013	1.543	2.073	6,366
	2012	1.336	1.543	2,923
	2011	1.338	1.336	57,030
	2010	1.213	1.338	263,405
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	4.483	5.756	—
	2018	4.854	4.483	—
	2017	4.236	4.854	—
	2016	3.605	4.236	—
	2015	3.620	3.605	—
	2014	3.656	3.620	—
	2013	2.916	3.656	—
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.633	3.405	—
	2018	2.691	2.633	—
	2017	2.036	2.691	—
	2016	2.026	2.036	—
	2015	1.852	2.026	—
	2014	1.718	1.852	1,650
	2013	1.251	1.718	1,650
	2012	1.065	1.251	1,650
	2011	1.090	1.065	25,044
	2010	0.943	1.090	179,934
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	3.198	4.206	5,813
	2018	3.466	3.198	5,813
	2017	2.857	3.466	5,813
	2016	2.588	2.857	5,813
	2015	2.551	2.588	5,813
	2014	2.416	2.551	11,203
	2013	1.693	2.416	36,244
	2012	1.475	1.693	61,839
	2011	1.469	1.475	454,803
	2010	1.102	1.469	900,935
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	1.958	2.220	—
	2018	2.056	1.958	—
	2017	1.919	2.056	—
	2016	1.843	1.919	—
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11)	2019	1.845	1.845	—
	2018	1.845	1.845	—
	2017	1.845	1.845	—
	2016	1.786	1.845	—
	2015	1.841	1.786	—
	2014	1.766	1.841	—
	2013	1.769	1.766	7,262
	2012	1.606	1.769	7,262
	2011	1.580	1.606	56,728
39

UGVA — Separate Account Charges 1.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.323	1.391	—
	2018	1.322	1.323	211
	2017	1.307	1.322	211
	2016	1.302	1.307	211
	2015	1.306	1.302	211
	2014	1.281	1.306	211
	2013	1.301	1.281	211
	2012	1.270	1.301	5,877
	2011	1.214	1.270	229,166
	2010	1.157	1.214	562,302
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/01)	2019	2.956	3.842	84
	2018	3.199	2.956	84
	2017	2.657	3.199	84
	2016	2.491	2.657	84
	2015	2.506	2.491	84
	2014	2.267	2.506	167
	2013	1.748	2.267	167
	2012	1.521	1.748	4,000
	2011	1.580	1.521	112,504
	2010	1.365	1.580	497,022
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2016	3.340	3.701	342
	2015	3.429	3.340	342
	2014	3.266	3.429	12,002
	2013	2.428	3.266	12,002
	2012	2.141	2.428	12,737
	2011	2.426	2.141	213,607
	2010	1.906	2.426	608,961
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)	2016	1.797	1.853	160
	2015	1.865	1.797	160
	2014	1.753	1.865	257
	2013	1.281	1.753	257
	2012	1.168	1.281	964
	2011	1.239	1.168	22,012
	2010	0.981	1.239	122,942
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)	2019	3.033	3.805	—
	2018	3.638	3.033	—
	2017	2.617	3.638	—
	2016	2.251	2.617	—
	2015	2.828	2.251	—
	2014	3.118	2.828	1,911
	2013	3.179	3.118	1,911
	2012	2.837	3.179	1,911
	2011	3.406	2.837	53,702
	2010	2.926	3.406	277,271
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.568	1.747	—
	2018	1.874	1.568	—
	2017	1.622	1.874	—
	2016	1.528	1.622	—
	2015	1.651	1.528	—
	2014	1.876	1.651	1,779
	2013	1.541	1.876	1,779
	2012	1.317	1.541	3,825
	2011	1.488	1.317	104,855
	2010	1.387	1.488	421,308
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/00)	2019	1.567	2.097	16
	2018	1.593	1.567	16
	2017	1.266	1.593	16
	2016	1.141	1.266	16
	2015	1.111	1.141	16
	2014	0.999	1.111	16
	2013	0.765	0.999	16
	2012	0.660	0.765	16
	2011	0.678	0.660	336,709
	2010	0.546	0.678	1,027,925
Legg Mason Partners Equity Trust
LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)	2016	2.362	2.909	—
40

UGVA — Separate Account Charges 1.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	2.643	2.362	—
	2014	2.625	2.643	—
	2013	1.975	2.625	—
	2012	1.730	1.975	479
	2011	1.881	1.730	90,159
	2010	1.521	1.881	218,311
Legg Mason Partners Income Trust
LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)	2019	2.755	3.121	—
	2018	2.889	2.755	—
	2017	2.722	2.889	458
	2016	2.546	2.722	458
	2015	2.593	2.546	458
	2014	2.422	2.593	677
	2013	2.441	2.422	677
	2012	2.154	2.441	868
	2011	2.068	2.154	52,572
	2010	1.873	2.068	260,828
Templeton Growth Fund, Inc. (Class A) (8/96)	2011	2.198	2.464	—
	2010	2.064	2.198	481,496
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)	2019	2.318	2.870	8,556
	2018	2.554	2.318	8,556
	2017	2.219	2.554	9,319
	2016	2.214	2.219	9,319
	2015	2.276	2.214	9,319
	2014	1.910	2.276	41,773
	2013	1.305	1.910	76,389
	2012	1.110	1.305	118,219
	2011	1.095	1.110	1,297,456
	2010	0.884	1.095	2,395,619
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.238	1.247	—
	2013	0.946	1.238	50
	2012	0.831	0.946	19,588
	2011	0.895	0.831	96,826
	2010	0.776	0.895	634,934
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)	2019	3.125	4.018	308
	2018	3.213	3.125	308
	2017	2.715	3.213	887
	2016	2.498	2.715	887
	2015	2.483	2.498	887
	2014	2.260	2.483	1,074
	2013	1.756	2.260	5,738
	2012	1.530	1.756	11,140
	2011	1.506	1.530	124,525
	2010	1.350	1.506	675,471
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2019	2.641	3.440	448
	2018	2.803	2.641	448
	2017	2.376	2.803	448
	2016	2.087	2.376	448
	2015	2.203	2.087	448
	2014	1.958	2.203	448
	2013	1.571	1.958	448
	2012	1.389	1.571	448
	2011	1.300	1.389	168,023
	2010	1.170	1.300	324,542
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)	2019	4.369	5.717	593
	2018	4.412	4.369	3,085
	2017	3.544	4.412	3,085
	2016	3.333	3.544	3,085
	2015	3.066	3.333	3,085
	2014	2.717	3.066	5,233
	2013	1.991	2.717	5,645
	2012	1.671	1.991	9,176
	2011	1.699	1.671	166,260
	2010	1.562	1.699	352,178
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	3.001	3.830	2,858
41

UGVA — Separate Account Charges 1.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.327	3.001	5,462
	2017	2.926	3.327	5,462
	2016	2.616	2.926	5,462
	2015	2.720	2.616	5,462
	2014	2.459	2.720	7,112
	2013	1.877	2.459	12,744
	2012	1.627	1.877	28,273
	2011	1.566	1.627	155,986
	2010	1.445	1.566	323,265
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2019	3.238	4.068	455
	2018	3.162	3.238	455
	2017	2.570	3.162	455
	2016	2.454	2.570	455
	2015	2.592	2.454	455
	2014	2.515	2.592	730
	2013	1.728	2.515	730
	2012	1.461	1.728	2,769
	2011	1.456	1.461	61,326
	2010	1.175	1.456	123,207
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2010	0.953	1.030	219,766
LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)	2011	1.543	1.577	—
	2010	1.398	1.543	76,256
LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)	2019	2.706	3.065	—
	2018	2.845	2.706	—
	2017	2.645	2.845	—
	2016	2.311	2.645	—
	2015	2.479	2.311	—
	2014	2.533	2.479	—
	2013	2.407	2.533	—
	2012	2.055	2.407	—
	2011	2.041	2.055	87,118
	2010	1.794	2.041	238,890
LMPVIT Western Asset Variable Money Market Subaccount (6/98)	2010	1.258	1.254	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2019	2.103	2.638	—
	2018	2.145	2.103	—
	2017	1.856	2.145	—
	2016	1.764	1.856	—
	2015	1.813	1.764	—
	2014	1.675	1.813	—
	2013	1.425	1.675	4,855
	2012	1.301	1.425	4,855
	2011	1.314	1.301	75,214
	2010	1.183	1.314	149,162

UGVA — Separate Account Charges 1.10%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2019	2.784	3.725	—
	2018	3.095	2.784	—
	2017	2.380	3.095	—
	2016	2.391	2.380	—
	2015	2.261	2.391	—
	2014	2.234	2.261	—
	2013	1.749	2.234	—
	2012	1.443	1.749	—
	2011	1.601	1.443	250,566
	2010	1.449	1.601	433,160
American Funds Growth Subaccount (Class 2) (5/04)	2019	2.970	3.841	4
42

UGVA — Separate Account Charges 1.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.010	2.970	4
	2017	2.372	3.010	4
	2016	2.190	2.372	4
	2015	2.073	2.190	4
	2014	1.931	2.073	4
	2013	1.501	1.931	341
	2012	1.287	1.501	1,942
	2011	1.360	1.287	632,862
	2010	1.158	1.360	984,216
American Funds Growth-Income Subaccount (Class 2) (5/04)	2019	2.497	3.115	—
	2018	2.571	2.497	—
	2017	2.124	2.571	—
	2016	1.925	2.124	—
	2015	1.919	1.925	—
	2014	1.754	1.919	—
	2013	1.328	1.754	380
	2012	1.143	1.328	380
	2011	1.177	1.143	205,736
	2010	1.068	1.177	519,938
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.532	2.884	—
	2018	2.625	2.532	—
	2017	2.453	2.625	—
	2016	2.168	2.453	—
	2015	2.275	2.168	—
	2014	2.221	2.275	—
	2013	2.044	2.221	48
	2012	1.768	2.044	48
	2011	1.742	1.768	115,948
	2010	1.515	1.742	164,817
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.533	1.933	—
	2018	1.724	1.533	—
	2017	1.418	1.724	—
	2016	1.315	1.418	—
	2015	1.357	1.315	—
	2014	1.306	1.357	—
	2013	1.019	1.306	—
	2012	0.883	1.019	—
	2011	1.029	0.883	186,567
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2019	2.771	3.529	—
	2018	3.305	2.771	—
	2017	2.992	3.305	—
	2016	2.305	2.992	—
	2015	2.463	2.305	—
	2014	2.448	2.463	—
	2013	1.869	2.448	21
	2012	1.602	1.869	600
	2011	1.779	1.602	176,404
	2010	1.500	1.779	229,091
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.019	2.633	—
	2018	2.179	2.019	—
	2017	1.807	2.179	—
	2016	1.687	1.807	—
	2015	1.633	1.687	—
	2014	1.453	1.633	—
	2013	1.095	1.453	—
	2012	0.975	1.095	—
	2011	0.984	0.975	72,485
	2010	0.884	0.984	292,180
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.203	1.489	—
	2018	1.328	1.203	—
	2017	1.210	1.328	—
	2016	1.209	1.210	—
	2015	1.238	1.209	—
	2014	1.101	1.238	—
	2013	1.073	1.101	151
	2012	0.859	1.073	151
	2011	0.917	0.859	231,257
	2010	0.797	0.917	319,256
43

UGVA — Separate Account Charges 1.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.959	4.129	—
	2013	3.100	3.959	1,159
	2012	2.552	3.100	13,174
	2011	2.784	2.552	363,314
	2010	2.566	2.784	423,487
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.280	2.815	3,095
	2018	3.023	2.280	3,095
	2017	2.337	3.023	3,095
	2016	2.179	2.337	3,095
	2015	2.302	2.179	3,095
	2014	2.464	2.302	3,095
	2013	1.905	2.464	3,172
	2012	1.487	1.905	3,172
	2011	1.748	1.487	239,659
	2010	1.515	1.748	245,744
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.731	3.375	—
	2018	3.143	2.731	—
	2017	2.693	3.143	—
	2016	2.321	2.693	—
	2015	2.496	2.321	—
	2014	2.308	2.496	—
	2013	1.724	2.308	—
	2012	1.471	1.724	97
	2011	1.509	1.471	50,755
	2010	1.328	1.509	101,056
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)	2019	1.402	1.826	7,304
	2018	1.630	1.402	7,304
	2017	1.204	1.630	7,304
	2016	1.213	1.204	7,304
	2015	1.179	1.213	7,304
	2014	1.166	1.179	7,304
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)	2012	1.999	2.419	2,857
	2011	2.421	1.999	199,888
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	4.874	5.970	—
	2018	5.289	4.874	—
	2017	4.505	5.289	—
	2016	4.423	4.505	—
	2015	4.649	4.423	—
	2014	4.117	4.649	—
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.876	1.936	—
	2015	1.933	1.876	—
	2014	1.859	1.933	—
	2013	1.738	1.859	40
	2012	1.552	1.738	40
	2011	1.497	1.552	75,828
	2010	1.337	1.497	58,976
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	2.627	2.851	—
	2012	2.515	2.627	35
	2011	2.680	2.515	44,627
	2010	2.199	2.680	39,583
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.994	2.139	2
	2018	2.021	1.994	2
	2017	1.955	2.021	2
	2016	1.926	1.955	2
	2015	1.948	1.926	2
	2014	1.890	1.948	2
	2013	1.948	1.890	2
	2012	1.803	1.948	2
	2011	1.766	1.803	460,606
	2010	1.651	1.766	819,411
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.315	2.332	—
44

UGVA — Separate Account Charges 1.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	2.339	2.315	—
	2014	2.127	2.339	—
	2013	1.616	2.127	—
	2012	1.478	1.616	95
	2011	1.565	1.478	1,899
	2010	1.362	1.565	6,792
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.598	2.667	—
	2015	2.661	2.598	—
	2014	2.573	2.661	—
	2013	2.561	2.573	482
	2012	2.320	2.561	482
	2011	2.264	2.320	85,736
	2010	2.040	2.264	175,189
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.764	2.207	8,080
	2018	1.963	1.764	8,080
	2017	1.697	1.963	8,080
	2016	1.480	1.697	8,080
	2015	1.552	1.480	8,080
	2014	1.385	1.552	8,080
	2013	1.047	1.385	8,080
	2012	0.897	1.047	22,268
	2011	0.945	0.897	598,086
	2010	0.817	0.945	1,172,876
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.545	1.934	784
	2018	1.717	1.545	784
	2017	1.483	1.717	784
	2016	1.292	1.483	784
	2015	1.354	1.292	784
	2014	1.236	1.354	784
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2019	1.934	2.467	—
	2018	2.176	1.934	—
	2017	2.010	2.176	—
	2016	1.759	2.010	—
	2015	1.954	1.759	—
	2014	1.802	1.954	—
	2013	1.398	1.802	121
	2012	1.233	1.398	1,211
	2011	1.294	1.233	117,778
	2010	1.042	1.294	212,935
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	2.044	2.220	—
	2018	2.074	2.044	—
	2017	2.014	2.074	—
	2016	1.975	2.014	—
	2015	1.985	1.975	—
	2014	1.874	1.985	—
	2013	1.909	1.874	—
	2012	1.795	1.909	1,389
	2011	1.703	1.795	226,862
	2010	1.589	1.703	178,598
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	3.209	4.216	—
	2018	3.167	3.209	—
	2017	2.391	3.167	—
	2016	2.415	2.391	—
	2015	2.298	2.415	—
	2014	2.134	2.298	—
	2013	1.607	2.134	—
	2012	1.421	1.607	1,708
	2011	1.578	1.421	464,292
	2010	1.331	1.578	553,887
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2019	1.155	1.165	4,194
45

UGVA — Separate Account Charges 1.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.149	1.155	4,194
	2017	1.153	1.149	4,194
	2016	1.163	1.153	4,194
	2015	1.176	1.163	4,194
	2014	1.189	1.176	4,194
	2013	1.202	1.189	5,913
	2012	1.216	1.202	9,209
	2011	1.229	1.216	2,112,413
	2010	1.238	1.229	2,418,437
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.459	1.613	—
	2018	1.515	1.459	—
	2017	1.433	1.515	—
	2016	1.386	1.433	—
	2015	1.409	1.386	—
	2014	1.364	1.409	—
	2013	1.322	1.364	—
	2012	1.224	1.322	142
	2011	1.199	1.224	39,495
	2010	1.102	1.199	176,990
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.519	1.736	—
	2018	1.606	1.519	—
	2017	1.468	1.606	—
	2016	1.399	1.468	—
	2015	1.430	1.399	—
	2014	1.378	1.430	—
	2013	1.256	1.378	—
	2012	1.139	1.256	—
	2011	1.140	1.139	31,267
	2010	1.033	1.140	221,747
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.556	1.838	—
	2018	1.676	1.556	—
	2017	1.477	1.676	—
	2016	1.394	1.477	—
	2015	1.428	1.394	—
	2014	1.374	1.428	—
	2013	1.177	1.374	—
	2012	1.051	1.177	—
	2011	1.078	1.051	88,167
	2010	0.963	1.078	538,876
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.568	1.919	—
	2018	1.726	1.568	—
	2017	1.464	1.726	—
	2016	1.369	1.464	—
	2015	1.408	1.369	—
	2014	1.353	1.408	—
	2013	1.100	1.353	61
	2012	0.964	1.100	61
	2011	1.013	0.964	301,762
	2010	0.893	1.013	508,521
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.160	2.797	2
	2018	2.186	2.160	2
	2017	1.856	2.186	2
	2016	1.748	1.856	2
	2015	1.726	1.748	2
	2014	1.578	1.726	2
	2013	1.193	1.578	2
	2012	1.069	1.193	2
	2011	1.126	1.069	152,173
	2010	1.017	1.126	207,792
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.897	2.092	—
	2012	1.659	1.897	828
	2011	1.789	1.659	96,286
	2010	1.580	1.789	101,900
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	1.249	1.643	—
46

UGVA — Separate Account Charges 1.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.340	1.249	—
	2017	1.082	1.340	—
	2016	1.039	1.082	—
	2015	1.023	1.039	—
	2014	0.931	1.023	—
	2013	0.710	0.931	92
	2012	0.647	0.710	92
	2011	0.676	0.647	346,735
	2010	0.593	0.676	493,555
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2019	2.076	2.721	—
	2018	2.097	2.076	—
	2017	1.547	2.097	—
	2016	1.567	1.547	—
	2015	1.433	1.567	—
	2014	1.332	1.433	—
	2013	0.985	1.332	—
	2012	0.862	0.985	—
	2011	0.870	0.862	68,284
	2010	0.790	0.870	80,111
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2019	1.797	1.931	2,253
	2018	1.820	1.797	2,253
	2017	1.782	1.820	2,253
	2016	1.760	1.782	2,253
	2015	1.775	1.760	2,253
	2014	1.696	1.775	2,253
	2013	1.756	1.696	2,260
	2012	1.709	1.756	4,272
	2011	1.607	1.709	465,499
	2010	1.532	1.607	432,369
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.951	1.032	—
	2010	0.831	0.951	328,469
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2019	1.120	1.351	—
	2018	1.315	1.120	—
	2017	1.065	1.315	—
	2016	1.062	1.065	—
	2015	1.086	1.062	—
	2014	1.168	1.086	—
	2013	0.969	1.168	236
	2012	0.828	0.969	1,557
	2011	0.957	0.828	411,735
	2010	0.894	0.957	399,527
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2019	2.436	3.026	4,098
	2018	2.766	2.436	4,098
	2017	2.439	2.766	4,098
	2016	2.033	2.439	4,098
	2015	2.148	2.033	4,098
	2014	2.067	2.148	4,098
	2013	1.508	2.067	4,099
	2012	1.311	1.508	4,258
	2011	1.382	1.311	209,565
	2010	1.101	1.382	277,364
BHFTII MetLife Stock Index Subaccount (Class A) (11/07)	2019	2.263	2.936	10,588
	2018	2.399	2.263	10,588
	2017	1.995	2.399	10,588
	2016	1.807	1.995	10,588
	2015	1.806	1.807	10,588
	2014	1.610	1.806	10,588
	2013	1.233	1.610	10,647
	2012	1.077	1.233	29,678
	2011	1.070	1.077	832,289
	2010	0.942	1.070	973,209
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	3.451	4.100	—
47

UGVA — Separate Account Charges 1.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.703	3.451	—
	2017	3.336	3.703	—
	2016	3.095	3.336	—
	2015	3.140	3.095	—
	2014	2.928	3.140	—
	2013	2.493	2.928	50
	2012	2.264	2.493	435
	2011	2.239	2.264	161,692
	2010	2.061	2.239	503,636
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.611	3.360	—
	2018	2.935	2.611	—
	2017	2.515	2.935	—
	2016	2.223	2.515	—
	2015	2.251	2.223	—
	2014	2.054	2.251	—
	2013	1.530	2.054	37
	2012	1.326	1.530	377
	2011	1.329	1.326	130,318
	2010	1.206	1.329	184,149
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	4.390	5.630	—
	2018	4.758	4.390	—
	2017	4.155	4.758	—
	2016	3.540	4.155	—
	2015	3.558	3.540	—
	2014	3.597	3.558	—
	2013	2.871	3.597	35
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.600	3.358	—
	2018	2.660	2.600	—
	2017	2.015	2.660	—
	2016	2.006	2.015	—
	2015	1.836	2.006	—
	2014	1.705	1.836	—
	2013	1.242	1.705	—
	2012	1.059	1.242	—
	2011	1.085	1.059	112,287
	2010	0.940	1.085	207,256
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	3.130	4.112	1
	2018	3.395	3.130	1
	2017	2.801	3.395	1
	2016	2.540	2.801	1
	2015	2.507	2.540	1
	2014	2.377	2.507	1
	2013	1.667	2.377	1,494
	2012	1.454	1.667	3,815
	2011	1.449	1.454	594,620
	2010	1.088	1.449	551,676
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	1.917	2.171	—
	2018	2.015	1.917	—
	2017	1.882	2.015	—
	2016	1.809	1.882	—
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11)	2019	1.811	1.811	—
	2018	1.811	1.811	—
	2017	1.811	1.811	—
	2016	1.754	1.811	—
	2015	1.810	1.754	—
	2014	1.738	1.810	—
	2013	1.743	1.738	68
	2012	1.583	1.743	68
	2011	1.560	1.583	37,493
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.304	1.369	—
	2018	1.304	1.304	—
	2017	1.291	1.304	—
	2016	1.287	1.291	—
	2015	1.292	1.287	—
	2014	1.268	1.292	—
	2013	1.290	1.268	126
	2012	1.260	1.290	126
	2011	1.206	1.260	103,317
	2010	1.150	1.206	433,422
48

UGVA — Separate Account Charges 1.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/01)	2019	2.905	3.772	—
	2018	3.146	2.905	—
	2017	2.616	3.146	—
	2016	2.455	2.616	—
	2015	2.472	2.455	—
	2014	2.239	2.472	—
	2013	1.728	2.239	78
	2012	1.505	1.728	336
	2011	1.565	1.505	230,612
	2010	1.353	1.565	351,577
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2016	3.291	3.643	2
	2015	3.382	3.291	2
	2014	3.225	3.382	2
	2013	2.400	3.225	44
	2012	2.118	2.400	2,799
	2011	2.402	2.118	252,022
	2010	1.889	2.402	387,040
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)	2016	1.771	1.825	—
	2015	1.839	1.771	—
	2014	1.730	1.839	—
	2013	1.266	1.730	54
	2012	1.155	1.266	54
	2011	1.227	1.155	130,276
	2010	0.972	1.227	137,472
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)	2019	2.986	3.742	—
	2018	3.585	2.986	—
	2017	2.582	3.585	—
	2016	2.223	2.582	—
	2015	2.795	2.223	—
	2014	3.085	2.795	—
	2013	3.148	3.085	940
	2012	2.813	3.148	1,217
	2011	3.380	2.813	202,469
	2010	2.906	3.380	287,243
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.546	1.720	8
	2018	1.848	1.546	8
	2017	1.601	1.848	8
	2016	1.511	1.601	8
	2015	1.633	1.511	8
	2014	1.858	1.633	8
	2013	1.528	1.858	148
	2012	1.307	1.528	148
	2011	1.478	1.307	233,787
	2010	1.379	1.478	377,664
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/00)	2019	1.538	2.056	—
	2018	1.565	1.538	—
	2017	1.245	1.565	—
	2016	1.123	1.245	—
	2015	1.094	1.123	—
	2014	0.986	1.094	—
	2013	0.755	0.986	102
	2012	0.652	0.755	102
	2011	0.671	0.652	645,943
	2010	0.540	0.671	587,522
Legg Mason Partners Equity Trust
LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)	2016	2.327	2.864	—
	2015	2.607	2.327	—
	2014	2.592	2.607	—
	2013	1.952	2.592	49
	2012	1.712	1.952	139
	2011	1.863	1.712	153,894
	2010	1.508	1.863	165,126
Legg Mason Partners Income Trust
LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)	2019	2.684	3.037	—
49

UGVA — Separate Account Charges 1.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.817	2.684	—
	2017	2.657	2.817	—
	2016	2.488	2.657	—
	2015	2.536	2.488	—
	2014	2.371	2.536	—
	2013	2.392	2.371	26
	2012	2.113	2.392	137
	2011	2.031	2.113	117,234
	2010	1.841	2.031	142,149
Templeton Growth Fund, Inc. (Class A) (8/96)	2011	2.158	2.419	—
	2010	2.029	2.158	286,906
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)	2019	2.275	2.814	5,100
	2018	2.510	2.275	5,100
	2017	2.182	2.510	5,100
	2016	2.180	2.182	5,100
	2015	2.243	2.180	5,100
	2014	1.884	2.243	5,100
	2013	1.289	1.884	5,100
	2012	1.098	1.289	20,495
	2011	1.083	1.098	897,412
	2010	0.876	1.083	1,854,160
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.226	1.235	—
	2013	0.938	1.226	784
	2012	0.825	0.938	784
	2011	0.889	0.825	266,676
	2010	0.771	0.889	309,727
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)	2019	3.060	3.930	2
	2018	3.148	3.060	2
	2017	2.663	3.148	2
	2016	2.453	2.663	2
	2015	2.441	2.453	2
	2014	2.223	2.441	2
	2013	1.729	2.223	2
	2012	1.508	1.729	2
	2011	1.486	1.508	218,515
	2010	1.334	1.486	247,746
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2019	2.586	3.366	—
	2018	2.748	2.586	—
	2017	2.331	2.748	—
	2016	2.050	2.331	—
	2015	2.166	2.050	—
	2014	1.927	2.166	—
	2013	1.547	1.927	—
	2012	1.370	1.547	—
	2011	1.284	1.370	93,860
	2010	1.156	1.284	88,282
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)	2019	4.279	5.593	—
	2018	4.326	4.279	—
	2017	3.477	4.326	—
	2016	3.274	3.477	—
	2015	3.015	3.274	—
	2014	2.674	3.015	—
	2013	1.961	2.674	—
	2012	1.648	1.961	—
	2011	1.677	1.648	75,508
	2010	1.544	1.677	94,620
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	2.940	3.748	—
	2018	3.262	2.940	—
	2017	2.872	3.262	—
	2016	2.570	2.872	—
	2015	2.675	2.570	—
	2014	2.421	2.675	—
	2013	1.849	2.421	233
	2012	1.605	1.849	233
	2011	1.546	1.605	79,014
	2010	1.428	1.546	239,395
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2019	3.181	3.992	—
50

UGVA — Separate Account Charges 1.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.110	3.181	—
	2017	2.530	3.110	—
	2016	2.418	2.530	—
	2015	2.557	2.418	—
	2014	2.484	2.557	—
	2013	1.708	2.484	—
	2012	1.446	1.708	—
	2011	1.442	1.446	84,576
	2010	1.164	1.442	104,385
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2010	0.947	1.023	71,605
LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)	2011	1.523	1.555	—
	2010	1.381	1.523	154,502
LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)	2019	2.649	2.997	—
	2018	2.787	2.649	—
	2017	2.594	2.787	—
	2016	2.268	2.594	—
	2015	2.436	2.268	—
	2014	2.491	2.436	—
	2013	2.370	2.491	—
	2012	2.026	2.370	567
	2011	2.013	2.026	185,818
	2010	1.771	2.013	128,046
LMPVIT Western Asset Variable Money Market Subaccount (6/98)	2010	1.243	1.238	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2019	2.073	2.597	—
	2018	2.116	2.073	—
	2017	1.832	2.116	—
	2016	1.744	1.832	—
	2015	1.794	1.744	—
	2014	1.659	1.794	—
	2013	1.413	1.659	—
	2012	1.291	1.413	—
	2011	1.305	1.291	190,974
	2010	1.177	1.305	319,209

UGVA — Separate Account Charges 1.20%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2019	2.744	3.667	—
	2018	3.053	2.744	—
	2017	2.350	3.053	—
	2016	2.364	2.350	—
	2015	2.237	2.364	—
	2014	2.213	2.237	—
	2013	1.734	2.213	8
	2012	1.432	1.734	18,027
	2011	1.590	1.432	586,606
	2010	1.440	1.590	1,521,615
American Funds Growth Subaccount (Class 2) (5/04)	2019	2.926	3.781	—
	2018	2.969	2.926	—
	2017	2.342	2.969	—
	2016	2.165	2.342	—
	2015	2.051	2.165	—
	2014	1.913	2.051	—
	2013	1.488	1.913	391
	2012	1.277	1.488	26,585
	2011	1.350	1.277	1,738,663
	2010	1.152	1.350	3,427,698
American Funds Growth-Income Subaccount (Class 2) (5/04)	2019	2.461	3.067	—
51

UGVA — Separate Account Charges 1.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.536	2.461	—
	2017	2.097	2.536	—
	2016	1.903	2.097	—
	2015	1.898	1.903	—
	2014	1.737	1.898	—
	2013	1.317	1.737	10
	2012	1.134	1.317	686
	2011	1.169	1.134	1,011,485
	2010	1.062	1.169	2,001,239
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.482	2.824	—
	2018	2.576	2.482	—
	2017	2.410	2.576	—
	2016	2.132	2.410	—
	2015	2.239	2.132	—
	2014	2.189	2.239	—
	2013	2.016	2.189	—
	2012	1.745	2.016	13,057
	2011	1.721	1.745	290,953
	2010	1.499	1.721	644,252
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.514	1.907	—
	2018	1.704	1.514	—
	2017	1.403	1.704	—
	2016	1.303	1.403	—
	2015	1.345	1.303	—
	2014	1.296	1.345	—
	2013	1.013	1.296	—
	2012	0.878	1.013	—
	2011	1.024	0.878	381,535
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2019	2.728	3.471	—
	2018	3.257	2.728	—
	2017	2.951	3.257	—
	2016	2.275	2.951	—
	2015	2.435	2.275	—
	2014	2.422	2.435	—
	2013	1.851	2.422	3,158
	2012	1.588	1.851	3,847
	2011	1.766	1.588	419,458
	2010	1.490	1.766	982,639
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	1.980	2.579	—
	2018	2.138	1.980	—
	2017	1.775	2.138	—
	2016	1.659	1.775	—
	2015	1.607	1.659	—
	2014	1.432	1.607	—
	2013	1.080	1.432	—
	2012	0.963	1.080	—
	2011	0.973	0.963	272,020
	2010	0.874	0.973	668,719
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.188	1.469	—
	2018	1.312	1.188	—
	2017	1.197	1.312	—
	2016	1.197	1.197	—
	2015	1.227	1.197	—
	2014	1.092	1.227	—
	2013	1.065	1.092	—
	2012	0.854	1.065	—
	2011	0.912	0.854	440,717
	2010	0.794	0.912	1,087,199
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.901	4.067	—
	2013	3.058	3.901	46,825
	2012	2.519	3.058	83,481
	2011	2.751	2.519	947,150
	2010	2.539	2.751	2,253,638
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.235	2.757	—
52

UGVA — Separate Account Charges 1.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.966	2.235	—
	2017	2.296	2.966	—
	2016	2.143	2.296	—
	2015	2.266	2.143	—
	2014	2.428	2.266	—
	2013	1.878	2.428	—
	2012	1.468	1.878	20,291
	2011	1.728	1.468	779,737
	2010	1.499	1.728	1,646,698
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.688	3.319	—
	2018	3.098	2.688	—
	2017	2.656	3.098	—
	2016	2.292	2.656	—
	2015	2.467	2.292	—
	2014	2.284	2.467	—
	2013	1.707	2.284	—
	2012	1.458	1.707	530
	2011	1.497	1.458	183,048
	2010	1.319	1.497	658,049
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)	2019	1.394	1.814	44
	2018	1.623	1.394	44
	2017	1.199	1.623	44
	2016	1.210	1.199	44
	2015	1.177	1.210	44
	2014	1.165	1.177	7,024
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)	2012	1.974	2.385	7,613
	2011	2.392	1.974	558,064
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	4.779	5.847	114
	2018	5.190	4.779	114
	2017	4.425	5.190	114
	2016	4.349	4.425	114
	2015	4.576	4.349	114
	2014	4.055	4.576	8,461
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.854	1.913	—
	2015	1.912	1.854	—
	2014	1.841	1.912	—
	2013	1.723	1.841	69
	2012	1.540	1.723	221
	2011	1.487	1.540	193,512
	2010	1.330	1.487	577,176
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	2.590	2.811	—
	2012	2.483	2.590	—
	2011	2.649	2.483	90,274
	2010	2.175	2.649	390,361
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.959	2.099	4
	2018	1.987	1.959	4
	2017	1.924	1.987	4
	2016	1.898	1.924	4
	2015	1.921	1.898	4
	2014	1.866	1.921	4
	2013	1.925	1.866	64
	2012	1.783	1.925	18,692
	2011	1.749	1.783	1,024,401
	2010	1.637	1.749	2,735,065
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.285	2.302	—
	2015	2.312	2.285	—
	2014	2.105	2.312	—
	2013	1.601	2.105	—
	2012	1.465	1.601	—
	2011	1.553	1.465	57,813
	2010	1.353	1.553	54,490
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.555	2.622	—
53

UGVA — Separate Account Charges 1.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	2.619	2.555	—
	2014	2.535	2.619	—
	2013	2.526	2.535	47
	2012	2.291	2.526	47
	2011	2.237	2.291	286,182
	2010	2.018	2.237	561,712
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.742	2.177	1,416
	2018	1.940	1.742	1,416
	2017	1.679	1.940	1,416
	2016	1.466	1.679	1,416
	2015	1.539	1.466	1,416
	2014	1.375	1.539	3,351
	2013	1.040	1.375	8,662
	2012	0.892	1.040	24,625
	2011	0.941	0.892	2,155,714
	2010	0.814	0.941	4,543,241
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.522	1.904	—
	2018	1.694	1.522	—
	2017	1.464	1.694	—
	2016	1.277	1.464	—
	2015	1.339	1.277	—
	2014	1.224	1.339	—
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2019	1.906	2.428	—
	2018	2.146	1.906	—
	2017	1.984	2.146	—
	2016	1.739	1.984	—
	2015	1.933	1.739	—
	2014	1.785	1.933	—
	2013	1.386	1.785	—
	2012	1.223	1.386	4,657
	2011	1.285	1.223	364,708
	2010	1.036	1.285	669,933
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	2.004	2.174	—
	2018	2.035	2.004	—
	2017	1.978	2.035	—
	2016	1.942	1.978	—
	2015	1.954	1.942	—
	2014	1.846	1.954	16,579
	2013	1.883	1.846	17,006
	2012	1.772	1.883	27,419
	2011	1.683	1.772	368,174
	2010	1.572	1.683	563,347
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	3.146	4.129	112
	2018	3.108	3.146	112
	2017	2.349	3.108	112
	2016	2.375	2.349	112
	2015	2.262	2.375	112
	2014	2.102	2.262	2,313
	2013	1.585	2.102	14,990
	2012	1.403	1.585	62,289
	2011	1.559	1.403	740,968
	2010	1.317	1.559	2,223,954
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2019	1.132	1.141	5,497
	2018	1.127	1.132	5,497
	2017	1.133	1.127	6,376
	2016	1.144	1.133	6,376
	2015	1.158	1.144	9,133
	2014	1.172	1.158	10,033
	2013	1.186	1.172	64,312
	2012	1.200	1.186	247,430
	2011	1.215	1.200	4,877,946
	2010	1.224	1.215	9,754,769
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.441	1.591	—
54

UGVA — Separate Account Charges 1.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.498	1.441	—
	2017	1.417	1.498	—
	2016	1.372	1.417	—
	2015	1.397	1.372	—
	2014	1.353	1.397	—
	2013	1.313	1.353	—
	2012	1.218	1.313	—
	2011	1.193	1.218	341,086
	2010	1.098	1.193	457,731
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.500	1.713	—
	2018	1.588	1.500	—
	2017	1.452	1.588	—
	2016	1.385	1.452	—
	2015	1.417	1.385	—
	2014	1.367	1.417	873
	2013	1.247	1.367	873
	2012	1.133	1.247	873
	2011	1.134	1.133	443,817
	2010	1.029	1.134	401,622
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.536	1.813	—
	2018	1.656	1.536	—
	2017	1.461	1.656	—
	2016	1.381	1.461	—
	2015	1.415	1.381	—
	2014	1.363	1.415	874
	2013	1.170	1.363	874
	2012	1.045	1.170	874
	2011	1.073	1.045	298,314
	2010	0.959	1.073	710,685
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.549	1.893	1,559
	2018	1.706	1.549	1,559
	2017	1.449	1.706	1,559
	2016	1.356	1.449	1,559
	2015	1.396	1.356	1,559
	2014	1.342	1.396	2,463
	2013	1.093	1.342	2,463
	2012	0.959	1.093	2,463
	2011	1.008	0.959	688,664
	2010	0.890	1.008	1,232,590
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.118	2.740	1
	2018	2.145	2.118	1
	2017	1.823	2.145	1
	2016	1.719	1.823	1
	2015	1.699	1.719	1
	2014	1.554	1.699	1
	2013	1.177	1.554	2,825
	2012	1.055	1.177	9,357
	2011	1.113	1.055	531,533
	2010	1.006	1.113	993,305
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.871	2.063	—
	2012	1.638	1.871	20,473
	2011	1.768	1.638	194,836
	2010	1.563	1.768	451,165
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	1.227	1.612	—
	2018	1.318	1.227	—
	2017	1.066	1.318	—
	2016	1.024	1.066	—
	2015	1.009	1.024	—
	2014	0.919	1.009	—
	2013	0.701	0.919	46,643
	2012	0.640	0.701	47,525
	2011	0.669	0.640	719,971
	2010	0.588	0.669	2,574,969
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2019	2.040	2.670	—
55

UGVA — Separate Account Charges 1.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.062	2.040	—
	2017	1.523	2.062	48
	2016	1.544	1.523	48
	2015	1.413	1.544	48
	2014	1.315	1.413	48
	2013	0.974	1.315	48
	2012	0.853	0.974	968
	2011	0.861	0.853	74,362
	2010	0.783	0.861	382,498
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2019	1.764	1.894	—
	2018	1.789	1.764	—
	2017	1.753	1.789	—
	2016	1.734	1.753	—
	2015	1.750	1.734	—
	2014	1.674	1.750	—
	2013	1.735	1.674	—
	2012	1.690	1.735	5,595
	2011	1.591	1.690	812,298
	2010	1.518	1.591	1,367,040
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.946	1.027	—
	2010	0.828	0.946	700,799
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2019	1.100	1.325	81
	2018	1.293	1.100	81
	2017	1.047	1.293	81
	2016	1.046	1.047	81
	2015	1.070	1.046	81
	2014	1.152	1.070	81
	2013	0.957	1.152	81
	2012	0.819	0.957	81
	2011	0.947	0.819	381,641
	2010	0.886	0.947	886,835
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2019	2.392	2.969	—
	2018	2.719	2.392	—
	2017	2.400	2.719	—
	2016	2.002	2.400	—
	2015	2.117	2.002	—
	2014	2.040	2.117	—
	2013	1.490	2.040	—
	2012	1.296	1.490	766
	2011	1.368	1.296	502,270
	2010	1.091	1.368	1,803,448
BHFTII MetLife Stock Index Subaccount (Class A) (11/07)	2019	2.224	2.882	131
	2018	2.360	2.224	131
	2017	1.965	2.360	131
	2016	1.781	1.965	131
	2015	1.781	1.781	131
	2014	1.590	1.781	131
	2013	1.219	1.590	62,858
	2012	1.066	1.219	68,210
	2011	1.059	1.066	1,644,108
	2010	0.934	1.059	2,893,382
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	3.383	4.016	229
	2018	3.634	3.383	229
	2017	3.277	3.634	239
	2016	3.043	3.277	239
	2015	3.091	3.043	239
	2014	2.885	3.091	239
	2013	2.459	2.885	239
	2012	2.235	2.459	13,072
	2011	2.213	2.235	939,324
	2010	2.038	2.213	2,225,993
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.573	3.308	9
56

UGVA — Separate Account Charges 1.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.895	2.573	9
	2017	2.483	2.895	9
	2016	2.197	2.483	9
	2015	2.227	2.197	9
	2014	2.034	2.227	9
	2013	1.516	2.034	9
	2012	1.316	1.516	3,771
	2011	1.320	1.316	363,041
	2010	1.199	1.320	830,462
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	4.304	5.514	—
	2018	4.669	4.304	—
	2017	4.082	4.669	—
	2016	3.481	4.082	—
	2015	3.503	3.481	—
	2014	3.545	3.503	—
	2013	2.831	3.545	—
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.567	3.313	—
	2018	2.629	2.567	—
	2017	1.993	2.629	—
	2016	1.987	1.993	—
	2015	1.820	1.987	—
	2014	1.692	1.820	—
	2013	1.234	1.692	—
	2012	1.053	1.234	180
	2011	1.080	1.053	396,069
	2010	0.936	1.080	758,774
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	3.068	4.027	29
	2018	3.332	3.068	29
	2017	2.752	3.332	29
	2016	2.498	2.752	29
	2015	2.467	2.498	29
	2014	2.342	2.467	17,754
	2013	1.644	2.342	63,825
	2012	1.435	1.644	86,178
	2011	1.432	1.435	1,269,161
	2010	1.076	1.432	1,744,502
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	1.879	2.126	—
	2018	1.977	1.879	—
	2017	1.849	1.977	—
	2016	1.778	1.849	—
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11)	2019	1.780	1.780	—
	2018	1.780	1.780	—
	2017	1.780	1.780	—
	2016	1.725	1.780	—
	2015	1.781	1.725	—
	2014	1.712	1.781	—
	2013	1.719	1.712	7,399
	2012	1.563	1.719	7,538
	2011	1.540	1.563	79,484
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.285	1.348	38
	2018	1.286	1.285	38
	2017	1.275	1.286	38
	2016	1.272	1.275	38
	2015	1.278	1.272	38
	2014	1.256	1.278	38
	2013	1.279	1.256	10,500
	2012	1.250	1.279	27,206
	2011	1.198	1.250	551,113
	2010	1.144	1.198	1,295,021
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/01)	2019	2.854	3.702	—
57

UGVA — Separate Account Charges 1.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.094	2.854	—
	2017	2.576	3.094	—
	2016	2.420	2.576	—
	2015	2.439	2.420	—
	2014	2.211	2.439	—
	2013	1.708	2.211	342
	2012	1.489	1.708	21,446
	2011	1.550	1.489	1,306,030
	2010	1.342	1.550	2,397,318
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2016	3.243	3.586	154
	2015	3.336	3.243	154
	2014	3.185	3.336	154
	2013	2.372	3.185	154
	2012	2.096	2.372	47,081
	2011	2.379	2.096	1,095,112
	2010	1.873	2.379	2,307,267
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)	2016	1.745	1.796	296
	2015	1.814	1.745	296
	2014	1.709	1.814	296
	2013	1.252	1.709	313
	2012	1.143	1.252	638
	2011	1.215	1.143	296,821
	2010	0.964	1.215	563,723
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)	2019	2.939	3.680	79
	2018	3.533	2.939	79
	2017	2.547	3.533	79
	2016	2.195	2.547	79
	2015	2.763	2.195	79
	2014	3.052	2.763	79
	2013	3.118	3.052	79
	2012	2.789	3.118	757
	2011	3.354	2.789	403,575
	2010	2.887	3.354	920,185
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.523	1.694	—
	2018	1.823	1.523	—
	2017	1.581	1.823	—
	2016	1.493	1.581	—
	2015	1.616	1.493	—
	2014	1.840	1.616	—
	2013	1.515	1.840	13
	2012	1.297	1.515	16,335
	2011	1.468	1.297	627,988
	2010	1.371	1.468	1,438,619
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/00)	2019	1.510	2.016	512
	2018	1.538	1.510	512
	2017	1.225	1.538	512
	2016	1.106	1.225	512
	2015	1.079	1.106	512
	2014	0.973	1.079	512
	2013	0.745	0.973	512
	2012	0.645	0.745	9,786
	2011	0.664	0.645	997,489
	2010	0.535	0.664	2,098,439
Legg Mason Partners Equity Trust
LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)	2016	2.293	2.819	22
	2015	2.572	2.293	22
	2014	2.559	2.572	22
	2013	1.929	2.559	13,477
	2012	1.693	1.929	22,355
	2011	1.845	1.693	258,834
	2010	1.495	1.845	550,421
Legg Mason Partners Income Trust
LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)	2019	2.632	2.975	—
58

UGVA — Separate Account Charges 1.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.765	2.632	—
	2017	2.610	2.765	15
	2016	2.447	2.610	15
	2015	2.496	2.447	15
	2014	2.336	2.496	733
	2013	2.359	2.336	743
	2012	2.086	2.359	14,669
	2011	2.007	2.086	316,517
	2010	1.822	2.007	979,162
Templeton Growth Fund, Inc. (Class A) (8/96)	2011	2.133	2.390	—
	2010	2.007	2.133	1,464,347
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)	2019	2.233	2.759	1,657
	2018	2.466	2.233	1,657
	2017	2.146	2.466	1,745
	2016	2.146	2.146	1,745
	2015	2.210	2.146	1,745
	2014	1.858	2.210	1,745
	2013	1.272	1.858	1,849
	2012	1.085	1.272	129,939
	2011	1.071	1.085	3,332,686
	2010	0.867	1.071	7,481,745
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.214	1.222	—
	2013	0.930	1.214	13,058
	2012	0.819	0.930	26,443
	2011	0.883	0.819	1,337,263
	2010	0.767	0.883	2,094,228
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)	2019	2.999	3.849	—
	2018	3.090	2.999	—
	2017	2.616	3.090	59
	2016	2.412	2.616	59
	2015	2.402	2.412	59
	2014	2.190	2.402	59
	2013	1.705	2.190	59
	2012	1.489	1.705	6,293
	2011	1.468	1.489	778,350
	2010	1.319	1.468	1,672,270
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2019	2.535	3.296	121
	2018	2.697	2.535	121
	2017	2.290	2.697	121
	2016	2.016	2.290	121
	2015	2.132	2.016	121
	2014	1.899	2.132	121
	2013	1.526	1.899	180
	2012	1.353	1.526	292
	2011	1.269	1.353	405,804
	2010	1.144	1.269	662,227
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)	2019	4.195	5.478	30
	2018	4.245	4.195	30
	2017	3.416	4.245	30
	2016	3.219	3.416	30
	2015	2.968	3.219	30
	2014	2.635	2.968	30
	2013	1.934	2.635	30
	2012	1.627	1.934	2,250
	2011	1.657	1.627	333,536
	2010	1.527	1.657	662,287
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	2.882	3.670	174
	2018	3.201	2.882	174
	2017	2.821	3.201	174
	2016	2.527	2.821	174
	2015	2.633	2.527	174
	2014	2.385	2.633	174
	2013	1.824	2.385	174
	2012	1.584	1.824	5,427
	2011	1.528	1.584	363,040
	2010	1.413	1.528	850,498
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2019	3.126	3.918	—
59

UGVA — Separate Account Charges 1.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.059	3.126	—
	2017	2.491	3.059	—
	2016	2.383	2.491	—
	2015	2.522	2.383	—
	2014	2.452	2.522	—
	2013	1.688	2.452	1,986
	2012	1.430	1.688	4,338
	2011	1.428	1.430	195,286
	2010	1.154	1.428	407,878
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2010	0.941	1.015	420,282
LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)	2011	1.505	1.537	—
	2010	1.366	1.505	282,086
LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)	2019	2.597	2.935	—
	2018	2.735	2.597	—
	2017	2.548	2.735	—
	2016	2.231	2.548	—
	2015	2.398	2.231	—
	2014	2.455	2.398	—
	2013	2.338	2.455	—
	2012	2.000	2.338	3,179
	2011	1.990	2.000	308,755
	2010	1.752	1.990	650,316
LMPVIT Western Asset Variable Money Market Subaccount (6/98)	2010	1.229	1.224	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2019	2.043	2.557	—
	2018	2.087	2.043	—
	2017	1.809	2.087	—
	2016	1.724	1.809	—
	2015	1.775	1.724	—
	2014	1.643	1.775	—
	2013	1.401	1.643	—
	2012	1.281	1.401	112
	2011	1.297	1.281	172,264
	2010	1.170	1.297	250,443

UGVA — Separate Account Charges 1.30%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2019	2.704	3.610	269,000
	2018	3.011	2.704	327,211
	2017	2.320	3.011	569,911
	2016	2.336	2.320	693,084
	2015	2.213	2.336	957,450
	2014	2.192	2.213	1,476,405
	2013	1.719	2.192	2,166,690
	2012	1.421	1.719	2,662,265
	2011	1.580	1.421	4,633,360
	2010	1.432	1.580	6,581,997
American Funds Growth Subaccount (Class 2) (5/04)	2019	2.884	3.722	527,389
	2018	2.929	2.884	720,267
	2017	2.313	2.929	1,016,595
	2016	2.140	2.313	1,297,675
	2015	2.029	2.140	1,631,034
	2014	1.894	2.029	2,277,286
	2013	1.475	1.894	3,133,258
	2012	1.268	1.475	3,869,231
	2011	1.342	1.268	7,135,632
	2010	1.145	1.342	11,476,422
American Funds Growth-Income Subaccount (Class 2) (5/04)	2019	2.425	3.019	513,020
60

UGVA — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.501	2.425	808,203
	2017	2.071	2.501	1,070,358
	2016	1.881	2.071	1,294,259
	2015	1.878	1.881	1,399,537
	2014	1.720	1.878	1,921,984
	2013	1.305	1.720	2,640,902
	2012	1.126	1.305	2,935,993
	2011	1.162	1.126	4,705,041
	2010	1.056	1.162	7,285,383
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	3.029	3.443	76,918
	2018	3.146	3.029	93,461
	2017	2.946	3.146	122,588
	2016	2.609	2.946	147,278
	2015	2.743	2.609	157,691
	2014	2.685	2.743	478,324
	2013	2.475	2.685	624,970
	2012	2.145	2.475	756,588
	2011	2.117	2.145	1,007,187
	2010	1.845	2.117	1,581,266
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.495	1.881	770,932
	2018	1.684	1.495	880,288
	2017	1.388	1.684	1,036,168
	2016	1.290	1.388	1,247,512
	2015	1.334	1.290	1,352,276
	2014	1.286	1.334	1,677,550
	2013	1.006	1.286	2,321,706
	2012	0.873	1.006	2,897,181
	2011	1.019	0.873	4,319,390
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2019	2.685	3.413	289,597
	2018	3.210	2.685	323,438
	2017	2.911	3.210	399,547
	2016	2.247	2.911	568,780
	2015	2.406	2.247	891,702
	2014	2.397	2.406	1,319,905
	2013	1.833	2.397	1,702,219
	2012	1.574	1.833	2,209,731
	2011	1.752	1.574	3,770,904
	2010	1.481	1.752	5,509,443
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	1.938	2.521	125,371
	2018	2.095	1.938	145,744
	2017	1.741	2.095	143,425
	2016	1.628	1.741	259,888
	2015	1.579	1.628	303,262
	2014	1.408	1.579	287,724
	2013	1.063	1.408	499,545
	2012	0.949	1.063	711,965
	2011	0.959	0.949	835,598
	2010	0.863	0.959	1,709,339
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.173	1.449	302,072
	2018	1.297	1.173	400,929
	2017	1.184	1.297	463,542
	2016	1.186	1.184	606,309
	2015	1.216	1.186	953,953
	2014	1.084	1.216	1,520,393
	2013	1.058	1.084	1,936,256
	2012	0.849	1.058	2,393,068
	2011	0.908	0.849	3,803,428
	2010	0.791	0.908	5,336,585
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.819	3.981	—
	2013	2.996	3.819	3,957,013
	2012	2.472	2.996	5,355,311
	2011	2.702	2.472	8,570,438
	2010	2.495	2.702	13,454,878
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.178	2.684	449,370
61

UGVA — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.893	2.178	520,332
	2017	2.241	2.893	607,203
	2016	2.094	2.241	771,973
	2015	2.217	2.094	956,228
	2014	2.377	2.217	1,218,441
	2013	1.841	2.377	1,559,038
	2012	1.441	1.841	1,959,005
	2011	1.697	1.441	3,624,797
	2010	1.473	1.697	6,288,870
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.647	3.264	93,990
	2018	3.052	2.647	93,267
	2017	2.620	3.052	105,356
	2016	2.263	2.620	184,104
	2015	2.438	2.263	222,385
	2014	2.260	2.438	313,134
	2013	1.691	2.260	299,795
	2012	1.445	1.691	491,621
	2011	1.486	1.445	887,062
	2010	1.310	1.486	1,835,375
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)	2019	1.386	1.801	2,218,995
	2018	1.615	1.386	2,777,917
	2017	1.195	1.615	3,400,194
	2016	1.207	1.195	3,914,760
	2015	1.175	1.207	4,664,861
	2014	1.165	1.175	5,692,328
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)	2012	1.936	2.338	3,179,438
	2011	2.348	1.936	5,573,159
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	4.655	5.690	1,691,740
	2018	5.061	4.655	1,896,026
	2017	4.319	5.061	2,081,689
	2016	4.249	4.319	2,568,735
	2015	4.475	4.249	2,871,611
	2014	3.969	4.475	3,516,432
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.833	1.890	—
	2015	1.892	1.833	186,633
	2014	1.824	1.892	182,278
	2013	1.708	1.824	284,445
	2012	1.529	1.708	376,922
	2011	1.477	1.529	725,588
	2010	1.322	1.477	1,229,116
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	2.552	2.768	—
	2012	2.448	2.552	689,634
	2011	2.614	2.448	1,472,819
	2010	2.149	2.614	1,924,745
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.925	2.060	664,617
	2018	1.954	1.925	880,002
	2017	1.895	1.954	919,456
	2016	1.871	1.895	1,155,063
	2015	1.895	1.871	1,852,917
	2014	1.843	1.895	2,264,639
	2013	1.903	1.843	2,866,776
	2012	1.765	1.903	4,238,065
	2011	1.733	1.765	6,434,557
	2010	1.623	1.733	9,909,314
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.257	2.272	—
	2015	2.285	2.257	957
	2014	2.082	2.285	2,094
	2013	1.585	2.082	6,031
	2012	1.452	1.585	50,362
	2011	1.541	1.452	192,178
	2010	1.344	1.541	346,278
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.496	2.561	—
62

UGVA — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	2.562	2.496	433,581
	2014	2.482	2.562	631,353
	2013	2.476	2.482	862,344
	2012	2.247	2.476	1,040,037
	2011	2.197	2.247	1,537,711
	2010	1.984	2.197	2,566,007
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.720	2.147	1,771,670
	2018	1.918	1.720	1,879,686
	2017	1.661	1.918	2,145,115
	2016	1.452	1.661	2,614,639
	2015	1.525	1.452	2,980,497
	2014	1.364	1.525	3,709,319
	2013	1.033	1.364	4,628,960
	2012	0.887	1.033	5,887,235
	2011	0.936	0.887	10,810,815
	2010	0.811	0.936	19,851,521
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.499	1.874	401,259
	2018	1.671	1.499	476,299
	2017	1.446	1.671	511,093
	2016	1.262	1.446	744,410
	2015	1.325	1.262	1,108,198
	2014	1.212	1.325	1,381,123
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2019	1.878	2.391	77,788
	2018	2.117	1.878	121,711
	2017	1.959	2.117	129,486
	2016	1.719	1.959	155,510
	2015	1.913	1.719	241,920
	2014	1.767	1.913	477,612
	2013	1.374	1.767	558,522
	2012	1.214	1.374	593,212
	2011	1.277	1.214	1,324,942
	2010	1.030	1.277	2,165,806
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.956	2.121	317,414
	2018	1.989	1.956	351,914
	2017	1.936	1.989	437,345
	2016	1.902	1.936	650,900
	2015	1.915	1.902	554,729
	2014	1.812	1.915	761,675
	2013	1.850	1.812	879,988
	2012	1.743	1.850	1,519,095
	2011	1.657	1.743	2,500,569
	2010	1.549	1.657	3,555,138
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	3.065	4.019	848,936
	2018	3.032	3.065	1,057,366
	2017	2.293	3.032	976,507
	2016	2.321	2.293	1,294,285
	2015	2.213	2.321	1,397,566
	2014	2.058	2.213	1,874,273
	2013	1.554	2.058	2,319,449
	2012	1.376	1.554	3,437,350
	2011	1.531	1.376	7,570,122
	2010	1.295	1.531	13,491,637
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2019	1.108	1.116	1,559,154
	2018	1.104	1.108	1,915,004
	2017	1.111	1.104	2,675,277
	2016	1.123	1.111	2,828,626
	2015	1.138	1.123	3,646,113
	2014	1.152	1.138	4,882,100
	2013	1.167	1.152	6,791,316
	2012	1.183	1.167	9,383,762
	2011	1.198	1.183	21,398,194
	2010	1.209	1.198	33,699,027
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.423	1.569	200,018
63

UGVA — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.480	1.423	220,264
	2017	1.402	1.480	1,016,864
	2016	1.359	1.402	1,249,224
	2015	1.385	1.359	1,297,208
	2014	1.343	1.385	1,807,618
	2013	1.305	1.343	2,183,656
	2012	1.211	1.305	3,205,012
	2011	1.188	1.211	2,990,464
	2010	1.093	1.188	3,678,320
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.481	1.690	59,186
	2018	1.569	1.481	58,155
	2017	1.437	1.569	194,838
	2016	1.372	1.437	319,530
	2015	1.405	1.372	518,439
	2014	1.357	1.405	745,697
	2013	1.239	1.357	1,793,497
	2012	1.126	1.239	2,347,220
	2011	1.129	1.126	2,667,434
	2010	1.026	1.129	2,874,192
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.517	1.788	6,640,696
	2018	1.637	1.517	7,182,939
	2017	1.446	1.637	9,443,960
	2016	1.367	1.446	10,038,386
	2015	1.403	1.367	11,355,917
	2014	1.353	1.403	12,683,966
	2013	1.162	1.353	16,001,032
	2012	1.039	1.162	15,254,988
	2011	1.068	1.039	15,109,022
	2010	0.956	1.068	17,557,990
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.529	1.867	2,936,616
	2018	1.686	1.529	4,006,268
	2017	1.433	1.686	5,199,987
	2016	1.343	1.433	7,097,299
	2015	1.384	1.343	7,132,722
	2014	1.332	1.384	8,502,340
	2013	1.086	1.332	10,628,301
	2012	0.953	1.086	10,579,837
	2011	1.004	0.953	11,809,727
	2010	0.886	1.004	13,650,455
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.073	2.679	149,450
	2018	2.102	2.073	246,503
	2017	1.788	2.102	346,227
	2016	1.688	1.788	551,545
	2015	1.670	1.688	508,349
	2014	1.529	1.670	806,869
	2013	1.158	1.529	1,172,881
	2012	1.040	1.158	1,562,294
	2011	1.098	1.040	3,626,884
	2010	0.993	1.098	5,368,233
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.835	2.022	—
	2012	1.607	1.835	2,071,583
	2011	1.737	1.607	2,765,167
	2010	1.537	1.737	4,791,217
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	1.206	1.583	1,318,435
	2018	1.296	1.206	1,867,947
	2017	1.049	1.296	2,101,031
	2016	1.010	1.049	2,240,899
	2015	0.995	1.010	2,529,362
	2014	0.908	0.995	3,123,390
	2013	0.693	0.908	3,533,163
	2012	0.634	0.693	4,539,462
	2011	0.663	0.634	8,084,131
	2010	0.583	0.663	12,172,827
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2019	2.004	2.621	2,118
64

UGVA — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.028	2.004	2,118
	2017	1.500	2.028	2,118
	2016	1.521	1.500	2,118
	2015	1.394	1.521	2,179
	2014	1.299	1.394	2,179
	2013	0.962	1.299	2,748
	2012	0.844	0.962	8,232
	2011	0.853	0.844	966,333
	2010	0.776	0.853	1,064,480
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2019	1.732	1.858	174
	2018	1.758	1.732	174
	2017	1.725	1.758	184
	2016	1.707	1.725	184
	2015	1.725	1.707	8,300
	2014	1.652	1.725	8,300
	2013	1.713	1.652	8,585
	2012	1.671	1.713	9,385
	2011	1.574	1.671	732,436
	2010	1.504	1.574	1,671,021
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.942	1.022	—
	2010	0.825	0.942	4,893,604
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2019	1.079	1.299	15,325
	2018	1.270	1.079	15,325
	2017	1.030	1.270	15,333
	2016	1.030	1.030	15,333
	2015	1.055	1.030	15,333
	2014	1.137	1.055	15,737
	2013	0.945	1.137	17,662
	2012	0.809	0.945	21,966
	2011	0.937	0.809	717,239
	2010	0.877	0.937	2,118,667
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2019	2.348	2.912	25
	2018	2.672	2.348	25
	2017	2.361	2.672	30
	2016	1.972	2.361	30
	2015	2.087	1.972	1,319
	2014	2.013	2.087	1,319
	2013	1.472	2.013	2,111
	2012	1.282	1.472	6,447
	2011	1.354	1.282	898,070
	2010	1.081	1.354	2,089,324
BHFTII MetLife Stock Index Subaccount (Class A) (11/07)	2019	2.185	2.829	1,656,491
	2018	2.321	2.185	1,889,330
	2017	1.935	2.321	2,131,088
	2016	1.755	1.935	2,705,551
	2015	1.757	1.755	3,008,661
	2014	1.571	1.757	3,593,405
	2013	1.205	1.571	4,028,904
	2012	1.055	1.205	5,708,323
	2011	1.049	1.055	9,016,727
	2010	0.926	1.049	14,424,993
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	3.296	3.908	891,503
	2018	3.543	3.296	1,183,047
	2017	3.198	3.543	1,319,708
	2016	2.973	3.198	1,663,578
	2015	3.023	2.973	2,008,207
	2014	2.825	3.023	2,636,980
	2013	2.410	2.825	3,145,105
	2012	2.192	2.410	3,997,834
	2011	2.173	2.192	6,398,691
	2010	2.004	2.173	10,017,498
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.535	3.257	864,672
65

UGVA — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.856	2.535	924,078
	2017	2.452	2.856	1,119,535
	2016	2.171	2.452	1,348,226
	2015	2.203	2.171	1,539,555
	2014	2.014	2.203	1,926,644
	2013	1.503	2.014	2,605,214
	2012	1.306	1.503	1,144,577
	2011	1.312	1.306	2,112,750
	2010	1.193	1.312	3,278,631
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	4.214	5.393	98,926
	2018	4.576	4.214	99,411
	2017	4.005	4.576	103,796
	2016	3.418	4.005	130,373
	2015	3.443	3.418	183,987
	2014	3.488	3.443	246,379
	2013	2.787	3.488	398,184
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.535	3.268	503,061
	2018	2.598	2.535	523,989
	2017	1.972	2.598	614,636
	2016	1.968	1.972	833,306
	2015	1.804	1.968	1,135,112
	2014	1.679	1.804	1,311,688
	2013	1.226	1.679	1,702,634
	2012	1.047	1.226	1,940,003
	2011	1.075	1.047	2,542,898
	2010	0.933	1.075	3,295,036
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	3.003	3.937	660,673
	2018	3.264	3.003	889,929
	2017	2.698	3.264	867,857
	2016	2.452	2.698	1,262,308
	2015	2.424	2.452	1,520,913
	2014	2.303	2.424	1,840,262
	2013	1.618	2.303	2,270,869
	2012	1.415	1.618	3,022,901
	2011	1.413	1.415	5,375,658
	2010	1.063	1.413	7,816,583
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	1.840	2.079	218,958
	2018	1.938	1.840	332,195
	2017	1.814	1.938	447,698
	2016	1.746	1.814	624,367
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11)	2019	1.747	1.747	—
	2018	1.747	1.747	—
	2017	1.747	1.747	—
	2016	1.694	1.747	—
	2015	1.751	1.694	1,450
	2014	1.685	1.751	1,450
	2013	1.693	1.685	1,917
	2012	1.541	1.693	15,269
	2011	1.520	1.541	367,858
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.266	1.327	444,700
	2018	1.268	1.266	492,463
	2017	1.259	1.268	623,242
	2016	1.257	1.259	1,059,850
	2015	1.264	1.257	1,269,430
	2014	1.244	1.264	1,575,440
	2013	1.268	1.244	2,135,006
	2012	1.241	1.268	2,705,000
	2011	1.190	1.241	4,375,374
	2010	1.137	1.190	6,050,925
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/01)	2019	2.805	3.634	245,489
66

UGVA — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.044	2.805	414,795
	2017	2.536	3.044	559,652
	2016	2.385	2.536	688,330
	2015	2.406	2.385	1,165,772
	2014	2.183	2.406	1,793,128
	2013	1.689	2.183	2,309,588
	2012	1.473	1.689	2,967,387
	2011	1.535	1.473	5,164,998
	2010	1.330	1.535	7,733,255
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2016	3.196	3.531	700,945
	2015	3.291	3.196	862,415
	2014	3.145	3.291	1,250,029
	2013	2.345	3.145	1,829,790
	2012	2.074	2.345	2,647,200
	2011	2.356	2.074	4,581,677
	2010	1.857	2.356	7,667,248
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)	2016	1.720	1.768	164,729
	2015	1.790	1.720	248,145
	2014	1.687	1.790	304,833
	2013	1.237	1.687	514,004
	2012	1.131	1.237	853,470
	2011	1.204	1.131	1,395,992
	2010	0.955	1.204	1,969,799
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)	2019	2.894	3.619	72,432
	2018	3.482	2.894	127,369
	2017	2.512	3.482	137,273
	2016	2.167	2.512	161,036
	2015	2.731	2.167	209,030
	2014	3.020	2.731	394,570
	2013	3.088	3.020	611,501
	2012	2.765	3.088	857,464
	2011	3.328	2.765	1,689,050
	2010	2.868	3.328	3,010,383
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.501	1.667	251,092
	2018	1.798	1.501	256,107
	2017	1.561	1.798	299,198
	2016	1.476	1.561	344,068
	2015	1.599	1.476	427,065
	2014	1.823	1.599	563,754
	2013	1.502	1.823	686,703
	2012	1.287	1.502	1,211,761
	2011	1.459	1.287	2,393,096
	2010	1.363	1.459	3,982,079
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/00)	2019	1.482	1.977	1,568,526
	2018	1.511	1.482	1,686,331
	2017	1.205	1.511	1,744,885
	2016	1.089	1.205	1,938,126
	2015	1.063	1.089	2,214,272
	2014	0.959	1.063	3,402,471
	2013	0.736	0.959	3,680,523
	2012	0.637	0.736	4,760,174
	2011	0.657	0.637	7,464,584
	2010	0.530	0.657	12,963,279
Legg Mason Partners Equity Trust
LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)	2016	2.260	2.775	3,690
	2015	2.537	2.260	7,825
	2014	2.527	2.537	7,860
	2013	1.907	2.527	9,692
	2012	1.676	1.907	31,291
	2011	1.828	1.676	535,368
	2010	1.482	1.828	1,070,940
Legg Mason Partners Income Trust
LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)	2019	2.564	2.895	381,830
67

UGVA — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.696	2.564	442,141
	2017	2.548	2.696	521,579
	2016	2.391	2.548	511,492
	2015	2.442	2.391	612,901
	2014	2.287	2.442	697,082
	2013	2.312	2.287	853,669
	2012	2.047	2.312	1,027,467
	2011	1.971	2.047	1,948,627
	2010	1.791	1.971	4,033,414
Templeton Growth Fund, Inc. (Class A) (8/96)	2011	2.094	2.346	—
	2010	1.973	2.094	9,096,637
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)	2019	2.192	2.706	319,404
	2018	2.423	2.192	330,037
	2017	2.110	2.423	418,898
	2016	2.113	2.110	667,400
	2015	2.178	2.113	966,025
	2014	1.833	2.178	1,351,357
	2013	1.256	1.833	1,771,099
	2012	1.072	1.256	2,204,937
	2011	1.060	1.072	8,897,041
	2010	0.859	1.060	20,678,263
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.203	1.210	—
	2013	0.922	1.203	1,748,257
	2012	0.812	0.922	2,047,811
	2011	0.877	0.812	3,884,818
	2010	0.762	0.877	5,865,471
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)	2019	2.936	3.764	654,158
	2018	3.028	2.936	738,741
	2017	2.566	3.028	1,056,842
	2016	2.368	2.566	1,256,670
	2015	2.361	2.368	1,339,316
	2014	2.155	2.361	1,585,680
	2013	1.679	2.155	1,852,830
	2012	1.467	1.679	2,263,684
	2011	1.449	1.467	4,459,451
	2010	1.303	1.449	6,789,393
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2019	2.483	3.225	247,133
	2018	2.644	2.483	260,791
	2017	2.247	2.644	285,052
	2016	1.980	2.247	304,207
	2015	2.096	1.980	367,738
	2014	1.869	2.096	440,684
	2013	1.504	1.869	496,877
	2012	1.334	1.504	622,756
	2011	1.252	1.334	1,566,940
	2010	1.130	1.252	2,876,435
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)	2019	4.108	5.360	126,833
	2018	4.162	4.108	150,100
	2017	3.352	4.162	175,071
	2016	3.162	3.352	218,652
	2015	2.918	3.162	285,168
	2014	2.593	2.918	321,680
	2013	1.906	2.593	443,350
	2012	1.604	1.906	741,953
	2011	1.636	1.604	1,499,097
	2010	1.509	1.636	2,460,724
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	2.823	3.591	72,267
	2018	3.139	2.823	108,883
	2017	2.769	3.139	126,312
	2016	2.482	2.769	183,819
	2015	2.589	2.482	342,980
	2014	2.348	2.589	408,652
	2013	1.797	2.348	577,601
	2012	1.563	1.797	979,595
	2011	1.509	1.563	2,060,472
	2010	1.396	1.509	3,965,082
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2019	3.071	3.846	98,306
68

UGVA — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.008	3.071	110,976
	2017	2.452	3.008	162,334
	2016	2.348	2.452	192,923
	2015	2.488	2.348	335,834
	2014	2.421	2.488	374,181
	2013	1.668	2.421	439,884
	2012	1.415	1.668	573,052
	2011	1.414	1.415	949,874
	2010	1.144	1.414	1,356,167
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2010	0.935	1.008	855,056
LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)	2011	1.485	1.516	—
	2010	1.349	1.485	741,254
LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)	2019	2.541	2.869	167,199
	2018	2.680	2.541	174,394
	2017	2.499	2.680	216,328
	2016	2.190	2.499	242,260
	2015	2.356	2.190	275,841
	2014	2.415	2.356	338,987
	2013	2.302	2.415	420,993
	2012	1.971	2.302	865,669
	2011	1.963	1.971	1,518,947
	2010	1.731	1.963	2,092,112
LMPVIT Western Asset Variable Money Market Subaccount (6/98)	2010	1.214	1.209	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2019	2.013	2.517	19,188
	2018	2.059	2.013	17,719
	2017	1.786	2.059	17,808
	2016	1.704	1.786	32,803
	2015	1.756	1.704	43,954
	2014	1.627	1.756	149,260
	2013	1.389	1.627	207,538
	2012	1.271	1.389	275,590
	2011	1.288	1.271	645,319
	2010	1.163	1.288	1,146,284
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2019.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2019 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.
69

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust - MFS® Value Portfolio merged into Met Investors Series Trust - MFS® Value Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio-Class F and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.
Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.
70

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS® Research International Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers® Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.
71

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-MFS® Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS® Value Portfolio.
Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.
Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc. – Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Templeton Growth Fund, Inc. – Class A was replaced by Met Investors Series Trust -Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.
Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS® Value Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.
Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
72

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio - Class B was exchanged for Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio - Class A and is no longer available as a funding option.
73

Financial Statements
The financial statements comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.
The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.
74

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Brighthouse Separate Account QPN for Variable Annuities
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of
Brighthouse Separate Account QPN for Variable Annuities (the "Separate
Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the
Company as of December 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate
Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting.
Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2019, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2020

We have served as the Separate Account's auditor since 2005.

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           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2019

                                                                                                                 BHFTI AMERICAN
                                              AMERICAN FUNDS(R)     AMERICAN FUNDS(R)     AMERICAN FUNDS(R)     FUNDS(R) BALANCED
                                                GLOBAL GROWTH            GROWTH             GROWTH-INCOME          ALLOCATION
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -------------------   -------------------   -------------------   -------------------

ASSETS:
   Investments at fair value..............  $         3,925,852   $         4,884,487   $         4,566,251   $         1,707,674
                                            -------------------   -------------------   -------------------   -------------------
       Total Assets.......................            3,925,852             4,884,487             4,566,251             1,707,674
                                            -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                   61                    57                    29                    33
   Due to Brighthouse Life Insurance
     Company..............................                   95                   126                   112                    51
                                            -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                  156                   183                   141                    84
                                            -------------------   -------------------   -------------------   -------------------

NET ASSETS................................  $         3,925,696   $         4,884,304   $         4,566,110   $         1,707,590
                                            ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         3,925,696   $         4,884,304   $         4,566,110   $         1,707,590
                                            ===================   ===================   ===================   ===================

 The accompanying notes are an integral part of these financial statements.

                                      1

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                           BHFTI AMERICAN        BHFTI AMERICAN
                                           FUNDS(R) GROWTH      FUNDS(R) MODERATE     BHFTI BLACKROCK      BHFTI BRIGHTHOUSE
                                             ALLOCATION            ALLOCATION           HIGH YIELD       ASSET ALLOCATION 100
                                             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         -------------------  --------------------  -------------------  --------------------

ASSETS:
   Investments at fair value...........  $         4,190,595  $            467,737  $           889,322  $          2,732,193
                                         -------------------  --------------------  -------------------  --------------------
       Total Assets....................            4,190,595               467,737              889,322             2,732,193
                                         -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees........................                   45                    24                   55                    36
   Due to Brighthouse Life Insurance
     Company...........................                   64                    45                   59                    53
                                         -------------------  --------------------  -------------------  --------------------
       Total Liabilities...............                  109                    69                  114                    89
                                         -------------------  --------------------  -------------------  --------------------

NET ASSETS.............................  $         4,190,486  $            467,668  $           889,208  $          2,732,104
                                         ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         4,190,486  $            467,668  $           889,208  $          2,732,104
                                         ===================  ====================  ===================  ====================

                                                                BHFTI BRIGHTHOUSE/  BHFTI BRIGHTHOUSE/
                                           BHFTI BRIGHTHOUSE     ABERDEEN EMERGING   WELLINGTON LARGE        BHFTI CLARION
                                            SMALL CAP VALUE       MARKETS EQUITY       CAP RESEARCH       GLOBAL REAL ESTATE
                                              SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                         --------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value...........  $          2,390,759  $           418,046  $           448,655  $          1,184,522
                                         --------------------  -------------------  -------------------  --------------------
       Total Assets....................             2,390,759              418,046              448,655             1,184,522
                                         --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees........................                    40                   44                   50                    68
   Due to Brighthouse Life Insurance
     Company...........................                    84                   50                   73                    76
                                         --------------------  -------------------  -------------------  --------------------
       Total Liabilities...............                   124                   94                  123                   144
                                         --------------------  -------------------  -------------------  --------------------

NET ASSETS.............................  $          2,390,635  $           417,952  $           448,532  $          1,184,378
                                         ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $          2,390,635  $           417,952  $           448,532  $          1,184,378
                                         ====================  ===================  ===================  ====================

                                            BHFTI HARRIS
                                               OAKMARK            BHFTI INVESCO
                                            INTERNATIONAL           COMSTOCK
                                             SUBACCOUNT            SUBACCOUNT
                                         -------------------  --------------------

ASSETS:
   Investments at fair value...........  $         2,160,456  $            623,564
                                         -------------------  --------------------
       Total Assets....................            2,160,456               623,564
                                         -------------------  --------------------
LIABILITIES:
   Accrued fees........................                   56                    47
   Due to Brighthouse Life Insurance
     Company...........................                   84                    73
                                         -------------------  --------------------
       Total Liabilities...............                  140                   120
                                         -------------------  --------------------

NET ASSETS.............................  $         2,160,316  $            623,444
                                         ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         2,160,316  $            623,444
                                         ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                      2

 The accompanying notes are an integral part of these financial statements.

                                      3

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                                               BHFTI
                                             BHFTI INVESCO        BHFTI INVESCO      BHFTI JPMORGAN        LOOMIS SAYLES
                                             GLOBAL EQUITY      SMALL CAP GROWTH     SMALL CAP VALUE          GROWTH
                                              SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                         -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value...........  $         9,297,335  $           232,430  $           690,726  $        16,236,374
                                         -------------------  -------------------  -------------------  -------------------
       Total Assets....................            9,297,335              232,430              690,726           16,236,374
                                         -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees........................                   68                   39                   44                   35
   Due to Brighthouse Life Insurance
     Company...........................                  107                   61                   56                   72
                                         -------------------  -------------------  -------------------  -------------------
       Total Liabilities...............                  175                  100                  100                  107
                                         -------------------  -------------------  -------------------  -------------------

NET ASSETS.............................  $         9,297,160  $           232,330  $           690,626  $        16,236,267
                                         ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         9,297,160  $           232,330  $           690,626  $        16,236,267
                                         ===================  ===================  ===================  ===================

                                            BHFTI MFS(R)          BHFTI PIMCO
                                              RESEARCH             INFLATION            BHFTI PIMCO      BHFTI T. ROWE PRICE
                                            INTERNATIONAL       PROTECTED BOND         TOTAL RETURN        LARGE CAP VALUE
                                             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                         -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value...........  $           344,707  $           572,650  $         2,817,023  $          9,980,864
                                         -------------------  -------------------  -------------------  --------------------
       Total Assets....................              344,707              572,650            2,817,023             9,980,864
                                         -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees........................                   41                   32                   74                   125
   Due to Brighthouse Life Insurance
     Company...........................                   32                   38                   59                   220
                                         -------------------  -------------------  -------------------  --------------------
       Total Liabilities...............                   73                   70                  133                   345
                                         -------------------  -------------------  -------------------  --------------------

NET ASSETS.............................  $           344,634  $           572,580  $         2,816,890  $          9,980,519
                                         ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $           344,634  $           572,580  $         2,816,890  $          9,980,519
                                         ===================  ===================  ===================  ====================

                                            BHFTI VICTORY
                                              SYCAMORE         BHFTII BLACKROCK
                                            MID CAP VALUE         BOND INCOME
                                             SUBACCOUNT           SUBACCOUNT
                                         -------------------  -------------------

ASSETS:
   Investments at fair value...........  $           770,678  $         1,063,590
                                         -------------------  -------------------
       Total Assets....................              770,678            1,063,590
                                         -------------------  -------------------
LIABILITIES:
   Accrued fees........................                   55                   59
   Due to Brighthouse Life Insurance
     Company...........................                   65                   79
                                         -------------------  -------------------
       Total Liabilities...............                  120                  138
                                         -------------------  -------------------

NET ASSETS.............................  $           770,558  $         1,063,452
                                         ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $           770,558  $         1,063,452
                                         ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      4

 The accompanying notes are an integral part of these financial statements.

                                      5

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                 BHFTII BLACKROCK
                                           BHFTII BLACKROCK         ULTRA-SHORT       BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                         CAPITAL APPRECIATION        TERM BOND        ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value...........  $          7,486,077  $          4,924,305  $            796,962  $          2,405,292
                                         --------------------  --------------------  --------------------  --------------------
        Total Assets...................             7,486,077             4,924,305               796,962             2,405,292
                                         --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    50                    80                    57                    42
   Due to Brighthouse Life Insurance
     Company...........................                   114                    92                    46                    53
                                         --------------------  --------------------  --------------------  --------------------
        Total Liabilities..............                   164                   172                   103                    95
                                         --------------------  --------------------  --------------------  --------------------

NET ASSETS.............................  $          7,485,913  $          4,924,133  $            796,859  $          2,405,197
                                         ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $          7,485,913  $          4,924,133  $            796,859  $          2,405,197
                                         ====================  ====================  ====================  ====================

                                                                                                            BHFTII BRIGHTHOUSE/
                                          BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE/     WELLINGTON CORE
                                          ASSET ALLOCATION 60   ASSET ALLOCATION 80   WELLINGTON BALANCED  EQUITY OPPORTUNITIES
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value...........  $         14,592,864  $          9,994,772  $            772,370  $          1,787,041
                                         --------------------  --------------------  --------------------  --------------------
        Total Assets...................            14,592,864             9,994,772               772,370             1,787,041
                                         --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    59                    85                    37                    25
   Due to Brighthouse Life Insurance
     Company...........................                    68                    94                    57                   104
                                         --------------------  --------------------  --------------------  --------------------
        Total Liabilities..............                   127                   179                    94                   129
                                         --------------------  --------------------  --------------------  --------------------

NET ASSETS.............................  $         14,592,737  $          9,994,593  $            772,276  $          1,786,912
                                         ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         14,592,737  $          9,994,593  $            772,276  $          1,786,912
                                         ====================  ====================  ====================  ====================

                                            BHFTII FRONTIER       BHFTII JENNISON
                                            MID CAP GROWTH            GROWTH
                                              SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------

ASSETS:
   Investments at fair value...........  $          3,269,270  $          1,874,372
                                         --------------------  --------------------
        Total Assets...................             3,269,270             1,874,372
                                         --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    49                    43
   Due to Brighthouse Life Insurance
     Company...........................                    96                   129
                                         --------------------  --------------------
        Total Liabilities..............                   145                   172
                                         --------------------  --------------------

NET ASSETS.............................  $          3,269,125  $          1,874,200
                                         ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $          3,269,125  $          1,874,200
                                         ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                      6

 The accompanying notes are an integral part of these financial statements.

                                      7

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                            BHFTII METLIFE
                                               AGGREGATE         BHFTII METLIFE        BHFTII METLIFE         BHFTII METLIFE
                                              BOND INDEX       MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX       STOCK INDEX
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                         -------------------  --------------------  ---------------------  -------------------

ASSETS:
   Investments at fair value...........  $            10,605  $             24,257   $            59,123   $         9,637,328
                                         -------------------  --------------------  ---------------------  -------------------
       Total Assets....................               10,605                24,257                59,123             9,637,328
                                         -------------------  --------------------  ---------------------  -------------------
LIABILITIES:
   Accrued fees........................                   31                    25                    10                    44
   Due to Brighthouse Life Insurance
     Company...........................                   31                    27                    44                   128
                                         -------------------  --------------------  ---------------------  -------------------
       Total Liabilities...............                   62                    52                    54                   172
                                         -------------------  --------------------  ---------------------  -------------------

NET ASSETS.............................  $            10,543  $             24,205   $            59,069   $         9,637,156
                                         ===================  ====================  =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $            10,543  $             24,205   $            59,069   $         9,637,156
                                         ===================  ====================  =====================  ===================

                                             BHFTII MFS(R)        BHFTII MFS(R)      BHFTII NEUBERGER    BHFTII T. ROWE PRICE
                                             TOTAL RETURN             VALUE           BERMAN GENESIS       LARGE CAP GROWTH
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         -------------------  --------------------  -------------------  --------------------

ASSETS:
   Investments at fair value...........  $         6,349,101  $          5,821,296  $           997,299  $         3,351,427
                                         -------------------  --------------------  -------------------  --------------------
       Total Assets....................            6,349,101             5,821,296              997,299            3,351,427
                                         -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees........................                   89                    46                   51                   55
   Due to Brighthouse Life Insurance
     Company...........................                  133                   110                   80                   81
                                         -------------------  --------------------  -------------------  --------------------
       Total Liabilities...............                  222                   156                  131                  136
                                         -------------------  --------------------  -------------------  --------------------

NET ASSETS.............................  $         6,348,879  $          5,821,140  $           997,168  $         3,351,291
                                         ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         6,348,879  $          5,821,140  $           997,168  $         3,351,291
                                         ===================  ====================  ===================  ====================

                                                                 BHFTII WESTERN
                                                                ASSET MANAGEMENT
                                         BHFTII T. ROWE PRICE    STRATEGIC BOND
                                           SMALL CAP GROWTH       OPPORTUNITIES
                                              SUBACCOUNT           SUBACCOUNT
                                         --------------------  -------------------

ASSETS:
   Investments at fair value...........  $          5,748,036  $         1,441,457
                                         --------------------  -------------------
       Total Assets....................             5,748,036            1,441,457
                                         --------------------  -------------------
LIABILITIES:
   Accrued fees........................                    88                   88
   Due to Brighthouse Life Insurance
     Company...........................                   105                   89
                                         --------------------  -------------------
       Total Liabilities...............                   193                  177
                                         --------------------  -------------------

NET ASSETS.............................  $          5,747,843  $         1,441,280
                                         ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $          5,747,843  $         1,441,280
                                         ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      8

 The accompanying notes are an integral part of these financial statements.

                                      9

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                            BHFTII WESTERN                                                  FTVIPT FRANKLIN
                                           ASSET MANAGEMENT      FIDELITY(R) VIP       FIDELITY(R) VIP       SMALL-MID CAP
                                            U.S. GOVERNMENT        CONTRAFUND              MID CAP            GROWTH VIP
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                         --------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value...........  $          1,288,748  $         5,021,282  $         5,648,471  $            455,183
                                         --------------------  -------------------  -------------------  --------------------
       Total Assets....................             1,288,748            5,021,282            5,648,471               455,183
                                         --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees........................                    65                   72                   46                    59
   Due to Brighthouse Life Insurance
     Company...........................                    48                  106                   82                    73
                                         --------------------  -------------------  -------------------  --------------------
       Total Liabilities...............                   113                  178                  128                   132
                                         --------------------  -------------------  -------------------  --------------------

NET ASSETS.............................  $          1,288,635  $         5,021,104  $         5,648,343  $            455,051
                                         ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $          1,288,635  $         5,021,104  $         5,648,343  $            455,051
                                         ====================  ===================  ===================  ====================

                                           FTVIPT TEMPLETON
                                              DEVELOPING        FTVIPT TEMPLETON       JANUS HENDERSON    LMPET CLEARBRIDGE
                                              MARKETS VIP          FOREIGN VIP           ENTERPRISE        SMALL CAP VALUE
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                         --------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value...........  $          1,106,610  $           702,826  $         5,811,115  $            18,691
                                         --------------------  -------------------  -------------------  -------------------
       Total Assets....................             1,106,610              702,826            5,811,115               18,691
                                         --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees........................                    93                   47                   47                   46
   Due to Brighthouse Life Insurance
     Company...........................                   105                   44                  135                   38
                                         --------------------  -------------------  -------------------  -------------------
       Total Liabilities...............                   198                   91                  182                   84
                                         --------------------  -------------------  -------------------  -------------------

NET ASSETS.............................  $          1,106,412  $           702,735  $         5,810,933  $            18,607
                                         ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $          1,106,412  $           702,735  $         5,810,933  $            18,607
                                         ====================  ===================  ===================  ===================

                                                                      LMPVET
                                          LMPIT WESTERN ASSET  CLEARBRIDGE VARIABLE
                                            CORPORATE BOND       AGGRESSIVE GROWTH
                                              SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------

ASSETS:
   Investments at fair value...........  $         1,623,920   $          2,053,700
                                         --------------------  --------------------
       Total Assets....................            1,623,920              2,053,700
                                         --------------------  --------------------
LIABILITIES:
   Accrued fees........................                   26                     96
   Due to Brighthouse Life Insurance
     Company...........................                   55                     90
                                         --------------------  --------------------
       Total Liabilities...............                   81                    186
                                         --------------------  --------------------

NET ASSETS.............................  $         1,623,839   $          2,053,514
                                         ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         1,623,839   $          2,053,514
                                         ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     10

 The accompanying notes are an integral part of these financial statements.

                                     11

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2019

                                                LMPVET                LMPVET                LMPVET                LMPVET
                                         CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value...........  $          5,557,281  $         1,349,766   $            923,852  $           715,813
                                         --------------------  --------------------  --------------------  --------------------
       Total Assets....................             5,557,281            1,349,766                923,852              715,813
                                         --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    29                   23                     54                   81
   Due to Brighthouse Life Insurance
     Company...........................                   102                   88                    119                   95
                                         --------------------  --------------------  --------------------  --------------------
       Total Liabilities...............                   131                  111                    173                  176
                                         --------------------  --------------------  --------------------  --------------------

NET ASSETS.............................  $          5,557,150  $         1,349,655   $            923,679  $           715,637
                                         ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $          5,557,150  $         1,349,655   $            923,679  $           715,637
                                         ====================  ====================  ====================  ====================

                                                                      LMPVIT
                                                LMPVET             WESTERN ASSET       TAP 1919 VARIABLE
                                         CLEARBRIDGE VARIABLE     VARIABLE GLOBAL     SOCIALLY RESPONSIVE
                                           SMALL CAP GROWTH       HIGH YIELD BOND          BALANCED
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value...........  $         1,051,239   $          1,043,734  $           207,777
                                         --------------------  --------------------  --------------------
       Total Assets....................            1,051,239              1,043,734              207,777
                                         --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                   75                     92                   31
   Due to Brighthouse Life Insurance
     Company...........................                  108                     70                   71
                                         --------------------  --------------------  --------------------
       Total Liabilities...............                  183                    162                  102
                                         --------------------  --------------------  --------------------

NET ASSETS.............................  $         1,051,056   $          1,043,572  $           207,675
                                         ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         1,051,056   $          1,043,572  $           207,675
                                         ====================  ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     12

 The accompanying notes are an integral part of these financial statements.

                                     13

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                               BHFTI AMERICAN
                                               AMERICAN FUNDS(R)   AMERICAN FUNDS(R)     AMERICAN FUNDS(R)    FUNDS(R) BALANCED
                                                 GLOBAL GROWTH          GROWTH             GROWTH-INCOME         ALLOCATION
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $            43,129  $            36,935  $            81,195  $             27,269
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               47,423               60,215               62,944                19,935
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....              (4,294)             (23,280)               18,251                 7,334
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              221,448              607,798              546,565               107,765
      Realized gains (losses) on sale of
        investments........................              157,517              197,792              207,537                    40
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....              378,965              805,590              754,102               107,805
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              742,756              549,239              366,612               127,729
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,121,721            1,354,829            1,120,714               235,534
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,117,427  $         1,331,549  $         1,138,965  $            242,868
                                             ===================  ===================  ===================  ====================

                                                BHFTI AMERICAN       BHFTI AMERICAN
                                                FUNDS(R) GROWTH     FUNDS(R) MODERATE      BHFTI BLACKROCK     BHFTI BRIGHTHOUSE
                                                  ALLOCATION           ALLOCATION            HIGH YIELD      ASSET ALLOCATION 100
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $             67,819  $             8,507  $            54,571  $             37,745
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                33,905                5,573               11,155                33,506
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                33,914                2,934               43,416                 4,239
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               338,694               24,196                   --               264,023
      Realized gains (losses) on sale of
        investments........................                 9,866                  153              (5,517)                57,876
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               348,560               24,349              (5,517)               321,899
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               396,748               34,429               79,497               288,260
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               745,308               58,778               73,980               610,159
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            779,222  $            61,712  $           117,396  $            614,398
                                             ====================  ===================  ===================  ====================

                                                                   BHFTI BRIGHTHOUSE/
                                              BHFTI BRIGHTHOUSE     ABERDEEN EMERGING
                                               SMALL CAP VALUE       MARKETS EQUITY
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            21,983  $             7,847
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               27,968                5,259
                                             -------------------  -------------------
           Net investment income (loss)....              (5,985)                2,588
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              212,498                   --
      Realized gains (losses) on sale of
        investments........................             (15,578)                1,513
                                             -------------------  -------------------
           Net realized gains (losses).....              196,920                1,513
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              396,202               67,803
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              593,122               69,316
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           587,137  $            71,904
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     14

 The accompanying notes are an integral part of these financial statements.

                                     15

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                              BHFTI BRIGHTHOUSE/                           BHFTI HARRIS
                                               WELLINGTON LARGE      BHFTI CLARION            OAKMARK           BHFTI INVESCO
                                                 CAP RESEARCH     GLOBAL REAL ESTATE       INTERNATIONAL          COMSTOCK
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $             8,467  $            48,537  $            52,532  $             13,853
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                8,084               16,011               26,273                 7,731
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                  383               32,526               26,259                 6,122
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               97,511                   --              165,238                79,041
      Realized gains (losses) on sale of
        investments........................               61,730               18,976             (76,656)                15,606
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....              159,241               18,976               88,582                94,647
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               24,030              235,176              328,935                31,052
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              183,271              254,152              417,517               125,699
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           183,654  $           286,678  $           443,776  $            131,821
                                             ===================  ===================  ===================  ====================

                                                                                                                     BHFTI
                                                 BHFTI INVESCO        BHFTI INVESCO        BHFTI JPMORGAN        LOOMIS SAYLES
                                                 GLOBAL EQUITY      SMALL CAP GROWTH       SMALL CAP VALUE          GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $             88,723  $                --  $             6,696  $            162,737
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               124,050                4,333                5,862               202,392
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....              (35,327)              (4,333)                  834              (39,655)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,237,605               71,224               50,083             2,066,422
      Realized gains (losses) on sale of
        investments........................               306,007             (45,778)             (18,165)               435,352
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             1,543,612               25,446               31,918             2,501,774
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               984,553               53,667               41,441               712,905
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,528,165               79,113               73,359             3,214,679
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,492,838  $            74,780  $            74,193  $          3,175,024
                                             ====================  ===================  ===================  ====================

                                                BHFTI MFS(R)           BHFTI PIMCO
                                                  RESEARCH              INFLATION
                                                INTERNATIONAL        PROTECTED BOND
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $             5,745  $            21,031
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                4,797                7,286
                                             -------------------  -------------------
           Net investment income (loss)....                  948               13,745
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               19,828                   --
      Realized gains (losses) on sale of
        investments........................               13,275              (3,082)
                                             -------------------  -------------------
           Net realized gains (losses).....               33,103              (3,082)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               54,318               28,454
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               87,421               25,372
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            88,369  $            39,117
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     16

 The accompanying notes are an integral part of these financial statements.

                                     17

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                              BHFTI VICTORY
                                                   BHFTI PIMCO       BHFTI T. ROWE PRICE        SYCAMORE         BHFTII BLACKROCK
                                                  TOTAL RETURN         LARGE CAP VALUE        MID CAP VALUE         BOND INCOME
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              --------------------  --------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $             97,791  $            203,636  $             9,688  $             42,572
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                40,763               123,341               11,019                14,503
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....                57,028                80,295              (1,331)                28,069
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             1,140,982               29,884                    --
      Realized gains (losses) on sale of
        investments.........................                34,923                 1,882             (13,450)                 4,766
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......                34,923             1,142,864               16,434                 4,766
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               146,044               882,272              189,791                60,105
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               180,967             2,025,136              206,225                64,871
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            237,995  $          2,105,431  $           204,894  $             92,940
                                              ====================  ====================  ===================  ====================

                                                                     BHFTII BLACKROCK
                                                BHFTII BLACKROCK        ULTRA-SHORT       BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                              CAPITAL APPRECIATION       TERM BOND        ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $            16,005   $           101,351  $             17,759  $             48,111
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               94,204                68,814                10,222                21,550
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....             (78,199)                32,537                 7,537                26,561
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            1,217,023                    --                15,727               110,103
      Realized gains (losses) on sale of
        investments.........................              445,784                21,592               (7,335)               (3,725)
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......            1,662,807                21,592                 8,392               106,378
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              386,338               (7,727)                60,780               170,638
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            2,049,145                13,865                69,172               277,016
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         1,970,946   $            46,402  $             76,709  $            303,577
                                              ====================  ===================  ====================  ====================

                                               BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                               ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $            285,972  $           183,504
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               190,400              128,868
                                              --------------------  --------------------
           Net investment income (loss).....                95,572               54,636
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,173,431            1,060,998
      Realized gains (losses) on sale of
        investments.........................                40,215              207,107
                                              --------------------  --------------------
           Net realized gains (losses)......             1,213,646            1,268,105
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,119,913              783,243
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             2,333,559            2,051,348
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,429,131  $         2,105,984
                                              ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     18

 The accompanying notes are an integral part of these financial statements.

                                     19

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                    BHFTII BRIGHTHOUSE/
                                              BHFTII BRIGHTHOUSE/     WELLINGTON CORE       BHFTII FRONTIER      BHFTII JENNISON
                                              WELLINGTON BALANCED  EQUITY OPPORTUNITIES     MID CAP GROWTH           GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  --------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $             15,264   $            31,175  $                 --  $             7,435
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                 8,464                22,863                47,982               19,501
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....                 6,800                 8,312              (47,982)             (12,066)
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                41,451               157,184               469,101              246,159
      Realized gains (losses) on sale of
        investments........................                 2,391                28,239               321,491                5,879
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....                43,842               185,423               790,592              252,038
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                89,150               282,614               282,124              205,952
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               132,992               468,037             1,072,716              457,990
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            139,792   $           476,349  $          1,024,734  $           445,924
                                             ====================  ====================  ====================  ===================

                                               BHFTII METLIFE
                                                  AGGREGATE          BHFTII METLIFE       BHFTII METLIFE         BHFTII METLIFE
                                                 BOND INDEX        MSCI EAFE(R) INDEX  RUSSELL 2000(R) INDEX       STOCK INDEX
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                             -------------------  -------------------  ---------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $               330  $               603  $                649   $           196,070
                                             -------------------  -------------------  ---------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                  104                  296                   770               119,756
                                             -------------------  -------------------  ---------------------  -------------------
           Net investment income (loss)....                  226                  307                 (121)                76,314
                                             -------------------  -------------------  ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  163                 5,202               683,479
      Realized gains (losses) on sale of
        investments........................                  (8)                  (7)                   163               475,111
                                             -------------------  -------------------  ---------------------  -------------------
           Net realized gains (losses).....                  (8)                  156                 5,365             1,158,590
                                             -------------------  -------------------  ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                  547                3,640                 6,159             1,151,243
                                             -------------------  -------------------  ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                  539                3,796                11,524             2,309,833
                                             -------------------  -------------------  ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $               765  $             4,103  $             11,403   $         2,386,147
                                             ===================  ===================  =====================  ===================

                                                 BHFTII MFS(R)        BHFTII MFS(R)
                                                 TOTAL RETURN             VALUE
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            146,500  $           109,864
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                87,556               71,443
                                             --------------------  -------------------
           Net investment income (loss)....                58,944               38,421
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               267,351              377,236
      Realized gains (losses) on sale of
        investments........................               159,374               23,440
                                             --------------------  -------------------
           Net realized gains (losses).....               426,725              400,676
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               665,051              930,320
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             1,091,776            1,330,996
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,150,720  $         1,369,417
                                             ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     20

 The accompanying notes are an integral part of these financial statements.

                                     21

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                                 BHFTII WESTERN
                                                                                                                ASSET MANAGEMENT
                                              BHFTII NEUBERGER    BHFTII T. ROWE PRICE  BHFTII T. ROWE PRICE     STRATEGIC BOND
                                               BERMAN GENESIS       LARGE CAP GROWTH      SMALL CAP GROWTH        OPPORTUNITIES
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $             2,282  $             6,651    $                --  $             79,408
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               11,917               44,459                 76,968                17,980
                                             -------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....              (9,635)             (37,808)               (76,968)                61,428
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              131,618              551,387                870,666                    --
      Realized gains (losses) on sale of
        investments........................               17,267               43,328                209,288                12,394
                                             -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....              148,885              594,715              1,079,954                12,394
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               90,820              312,003                539,310               125,162
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              239,705              906,718              1,619,264               137,556
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           230,070  $           868,910    $         1,542,296  $            198,984
                                             ===================  ====================  ====================  ====================

                                                BHFTII WESTERN                                                  FTVIPT FRANKLIN
                                               ASSET MANAGEMENT      FIDELITY(R) VIP       FIDELITY(R) VIP       SMALL-MID CAP
                                                U.S. GOVERNMENT        CONTRAFUND              MID CAP            GROWTH VIP
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $             38,751  $            11,001  $             40,201  $                --
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                16,170               62,853                73,772                6,163
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                22,581             (51,852)              (33,571)              (6,163)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              601,217               687,191               63,153
      Realized gains (losses) on sale of
        investments........................               (3,926)              155,894               (5,851)             (11,722)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               (3,926)              757,111               681,340               51,431
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                48,301              607,770               534,551               64,196
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                44,375            1,364,881             1,215,891              115,627
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             66,956  $         1,313,029  $          1,182,320  $           109,464
                                             ====================  ===================  ====================  ===================

                                               FTVIPT TEMPLETON
                                                  DEVELOPING         FTVIPT TEMPLETON
                                                  MARKETS VIP           FOREIGN VIP
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $             12,356  $            13,004
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                13,944                8,926
                                             --------------------  -------------------
           Net investment income (loss)....               (1,588)                4,078
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                7,762
      Realized gains (losses) on sale of
        investments........................                 3,468             (21,682)
                                             --------------------  -------------------
           Net realized gains (losses).....                 3,468             (13,920)
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               250,430               83,789
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               253,898               69,869
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            252,310  $            73,947
                                             ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     22

 The accompanying notes are an integral part of these financial statements.

                                     23

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                                    LMPVET
                                                JANUS HENDERSON     LMPET CLEARBRIDGE   LMPIT WESTERN ASSET  CLEARBRIDGE VARIABLE
                                                  ENTERPRISE         SMALL CAP VALUE      CORPORATE BOND       AGGRESSIVE GROWTH
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $             2,795  $               162   $            66,043   $            18,887
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               70,661                  222                23,809                25,108
                                             -------------------  --------------------  -------------------  --------------------
          Net investment income (loss).....             (67,866)                 (60)                42,234               (6,221)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              340,615                  834                 4,128                35,814
      Realized gains (losses) on sale of
        investments........................              215,439                (183)                26,713                75,222
                                             -------------------  --------------------  -------------------  --------------------
          Net realized gains (losses)......              556,054                  651                30,841               111,036
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            1,043,317                3,409               150,118               320,394
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,599,371                4,060               180,959               431,430
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,531,505  $             4,000   $           223,193   $           425,209
                                             ===================  ====================  ===================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................   $            73,853   $            19,038  $             3,168   $             11,721
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                67,160                17,217               12,163                 10,232
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....                 6,693                 1,821              (8,995)                  1,489
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               341,853                98,217               41,291                 42,460
      Realized gains (losses) on sale of
        investments........................               369,559                46,351               75,683                 62,353
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......               711,412               144,568              116,974                104,813
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               609,162               173,633              133,044                 70,466
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             1,320,574               318,201              250,018                175,279
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         1,327,267   $           320,022  $           241,023   $            176,768
                                             ====================  ====================  ====================  ====================

                                                                         LMPVIT
                                                    LMPVET            WESTERN ASSET
                                             CLEARBRIDGE VARIABLE    VARIABLE GLOBAL
                                               SMALL CAP GROWTH      HIGH YIELD BOND
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................   $                --  $            53,636
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                11,874               12,796
                                             --------------------  -------------------
          Net investment income (loss).....              (11,874)               40,840
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               100,668                   --
      Realized gains (losses) on sale of
        investments........................                29,848             (16,960)
                                             --------------------  -------------------
          Net realized gains (losses)......               130,516             (16,960)
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               110,419              107,150
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               240,935               90,190
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           229,061  $           131,030
                                             ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     24

 The accompanying notes are an integral part of these financial statements.

                                     25

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                                 TAP 1919 VARIABLE
                                                                                                                SOCIALLY RESPONSIVE
                                                                                                                     BALANCED
                                                                                                                    SUBACCOUNT
                                                                                                               ---------------------

INVESTMENT INCOME:
      Dividends.............................................................................................   $               1,869
                                                                                                               ---------------------
EXPENSES:
      Mortality and expense risk
         charges............................................................................................                   4,294
                                                                                                               ---------------------
           Net investment income (loss).....................................................................                 (2,425)
                                                                                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................................................................                   7,738
      Realized gains (losses) on sale of
         investments........................................................................................                  83,680
                                                                                                               ---------------------
           Net realized gains (losses)......................................................................                  91,418
                                                                                                               ---------------------
      Change in unrealized gains (losses)
         on investments.....................................................................................                 128,758
                                                                                                               ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments.....................................................................................                 220,176
                                                                                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations..........................................................................   $             217,751
                                                                                                               =====================

 The accompanying notes are an integral part of these financial statements.

                                     26

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          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                           AMERICAN FUNDS(R) GLOBAL GROWTH
                                                                     SUBACCOUNT
                                            -------------------------------------------------------------
                                                         2019                           2018
                                            -----------------------------   -----------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss).........  $                     (4,294)   $                    (29,053)
     Net realized gains (losses)..........                        378,965                         648,706
     Change in unrealized gains
         (losses) on investments..........                        742,756                     (1,001,063)
                                            -----------------------------   -----------------------------
         Net increase (decrease)
              in net assets resulting
              from operations.............                      1,117,427                       (381,410)
                                            -----------------------------   -----------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners.............                        243,047                         273,246
     Net transfers (including fixed
         account).........................                       (24,599)                        (81,052)
     Contract charges.....................                          (128)                           (116)
     Transfers for contract benefits
         and terminations.................                      (874,575)                     (1,450,099)
                                            -----------------------------   -----------------------------
         Net increase (decrease)
              in net assets resulting
              from contract transactions..                      (656,255)                     (1,258,021)
                                            -----------------------------   -----------------------------
         Net increase (decrease)
              in net assets...............                        461,172                     (1,639,431)
NET ASSETS:
     Beginning of year....................                      3,464,524                       5,103,955
                                            -----------------------------   -----------------------------
     End of year..........................  $                   3,925,696   $                   3,464,524
                                            =============================   =============================

                                                               AMERICAN FUNDS(R) GROWTH
                                                                      SUBACCOUNT
                                            --------------------------------------------------------------
                                                         2019                            2018
                                            ------------------------------  ------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss).........  $                     (23,280)  $                     (49,205)
     Net realized gains (losses)..........                         805,590                       1,164,352
     Change in unrealized gains
         (losses) on investments..........                         549,239                     (1,059,474)
                                            ------------------------------  ------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations.............                       1,331,549                          55,673
                                            ------------------------------  ------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners.............                         234,252                         325,163
     Net transfers (including fixed
         account).........................                       (136,703)                       (210,200)
     Contract charges.....................                           (348)                           (429)
     Transfers for contract benefits
         and terminations.................                     (1,703,011)                     (2,491,441)
                                            ------------------------------  ------------------------------
         Net increase (decrease)
              in net assets resulting
              from contract transactions..                     (1,605,810)                     (2,376,907)
                                            ------------------------------  ------------------------------
         Net increase (decrease)
              in net assets...............                       (274,261)                     (2,321,234)
NET ASSETS:
     Beginning of year....................                       5,158,565                       7,479,799
                                            ------------------------------  ------------------------------
     End of year..........................  $                    4,884,304  $                    5,158,565
                                            ==============================  ==============================

                                                            AMERICAN FUNDS(R) GROWTH-INCOME
                                                                      SUBACCOUNT
                                            -------------------------------------------------------------
                                                         2019                            2018
                                            -----------------------------   -----------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss).........  $                      18,251   $                       7,010
     Net realized gains (losses)..........                        754,102                         592,859
     Change in unrealized gains
         (losses) on investments..........                        366,612                       (714,972)
                                            -----------------------------   -----------------------------
         Net increase (decrease)
              in net assets resulting
              from operations.............                      1,138,965                       (115,103)
                                            -----------------------------   -----------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners.............                        205,860                         236,230
     Net transfers (including fixed
         account).........................                      (378,359)                        (76,132)
     Contract charges.....................                          (100)                           (137)
     Transfers for contract benefits
         and terminations.................                    (1,366,790)                       (936,938)
                                            -----------------------------   -----------------------------
         Net increase (decrease)
              in net assets resulting
              from contract transactions..                    (1,539,389)                       (776,977)
                                            -----------------------------   -----------------------------
         Net increase (decrease)
              in net assets...............                      (400,424)                       (892,080)
NET ASSETS:
     Beginning of year....................                      4,966,534                       5,858,614
                                            -----------------------------   -----------------------------
     End of year..........................  $                   4,566,110   $                   4,966,534
                                            =============================   =============================

                                                                BHFTI AMERICAN FUNDS(R)
                                                                  BALANCED ALLOCATION
                                                                      SUBACCOUNT
                                            --------------------------------------------------------------
                                                        2019                              2018
                                            -----------------------------    -----------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss).........  $                       7,334    $                         861
     Net realized gains (losses)..........                        107,805                           95,447
     Change in unrealized gains
         (losses) on investments..........                        127,729                        (174,425)
                                            -----------------------------    -----------------------------
         Net increase (decrease)
              in net assets resulting
              from operations.............                        242,868                         (78,117)
                                            -----------------------------    -----------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners.............                        112,513                           98,400
     Net transfers (including fixed
         account).........................                         88,245                          (3,699)
     Contract charges.....................                           (86)                             (70)
     Transfers for contract benefits
         and terminations.................                       (16,574)                        (490,863)
                                            -----------------------------    -----------------------------
         Net increase (decrease)
              in net assets resulting
              from contract transactions..                        184,098                        (396,232)
                                            -----------------------------    -----------------------------
         Net increase (decrease)
              in net assets...............                        426,966                        (474,349)
NET ASSETS:
     Beginning of year....................                      1,280,624                        1,754,973
                                            -----------------------------    -----------------------------
     End of year..........................  $                   1,707,590    $                   1,280,624
                                            =============================    =============================

                                                                BHFTI AMERICAN FUNDS(R)
                                                                   GROWTH ALLOCATION
                                                                      SUBACCOUNT
                                            --------------------------------------------------------------
                                                        2019                              2018
                                            -----------------------------    -----------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss).........  $                      33,914    $                      15,093
     Net realized gains (losses)..........                        348,560                          410,639
     Change in unrealized gains
         (losses) on investments..........                        396,748                        (633,565)
                                            -----------------------------    -----------------------------
         Net increase (decrease)
              in net assets resulting
              from operations.............                        779,222                        (207,833)
                                            -----------------------------    -----------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners.............                        102,693                          188,907
     Net transfers (including fixed
         account).........................                        271,902                         (12,118)
     Contract charges.....................                           (71)                             (70)
     Transfers for contract benefits
         and terminations.................                      (308,321)                      (2,012,347)
                                            -----------------------------    -----------------------------
         Net increase (decrease)
              in net assets resulting
              from contract transactions..                         66,203                      (1,835,628)
                                            -----------------------------    -----------------------------
         Net increase (decrease)
              in net assets...............                        845,425                      (2,043,461)
NET ASSETS:
     Beginning of year....................                      3,345,061                        5,388,522
                                            -----------------------------    -----------------------------
     End of year..........................  $                   4,190,486    $                   3,345,061
                                            =============================    =============================

                                                                BHFTI AMERICAN FUNDS(R)
                                                                  MODERATE ALLOCATION
                                                                      SUBACCOUNT
                                            --------------------------------------------------------------
                                                        2019                              2018
                                            -----------------------------    -----------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss).........  $                       2,934    $                       1,650
     Net realized gains (losses)..........                         24,349                           27,833
     Change in unrealized gains
         (losses) on investments..........                         34,429                         (50,833)
                                            -----------------------------    -----------------------------
         Net increase (decrease)
              in net assets resulting
              from operations.............                         61,712                         (21,350)
                                            -----------------------------    -----------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners.............                         21,871                           27,480
     Net transfers (including fixed
         account).........................                        (3,207)                           78,755
     Contract charges.....................                           (68)                             (88)
     Transfers for contract benefits
         and terminations.................                       (42,942)                        (203,037)
                                            -----------------------------    -----------------------------
         Net increase (decrease)
              in net assets resulting
              from contract transactions..                       (24,346)                         (96,890)
                                            -----------------------------    -----------------------------
         Net increase (decrease)
              in net assets...............                         37,366                        (118,240)
NET ASSETS:
     Beginning of year....................                        430,302                          548,542
                                            -----------------------------    -----------------------------
     End of year..........................  $                     467,668    $                     430,302
                                            =============================    =============================

                                                              BHFTI BLACKROCK HIGH YIELD
                                                                      SUBACCOUNT
                                            --------------------------------------------------------------
                                                        2019                              2018
                                            -----------------------------    -----------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss).........  $                      43,416    $                      34,508
     Net realized gains (losses)..........                        (5,517)                         (13,273)
     Change in unrealized gains
         (losses) on investments..........                         79,497                         (57,896)
                                            -----------------------------    -----------------------------
         Net increase (decrease)
              in net assets resulting
              from operations.............                        117,396                         (36,661)
                                            -----------------------------    -----------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners.............                         44,920                           56,678
     Net transfers (including fixed
         account).........................                       (37,745)                           16,894
     Contract charges.....................                           (15)                             (33)
     Transfers for contract benefits
         and terminations.................                      (128,938)                        (515,262)
                                            -----------------------------    -----------------------------
         Net increase (decrease)
              in net assets resulting
              from contract transactions..                      (121,778)                        (441,723)
                                            -----------------------------    -----------------------------
         Net increase (decrease)
              in net assets...............                        (4,382)                        (478,384)
NET ASSETS:
     Beginning of year....................                        893,590                        1,371,974
                                            -----------------------------    -----------------------------
     End of year..........................  $                     889,208    $                     893,590
                                            =============================    =============================

 The accompanying notes are an integral part of these financial statements.

                                     28

 The accompanying notes are an integral part of these financial statements.

                                     29

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                   BHFTI                              BHFTI
                                     BRIGHTHOUSE ASSET ALLOCATION 100      BRIGHTHOUSE SMALL CAP VALUE
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2019             2018             2019              2018
                                     ---------------  ----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         4,239  $        (8,001)  $       (5,985)  $       (4,647)
   Net realized gains (losses).....          321,899           188,924          196,920          185,638
   Change in unrealized gains
     (losses) on investments.......          288,260         (560,392)          396,202        (626,959)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          614,398         (379,469)          587,137        (445,968)
                                     ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          226,151           183,917          106,274          120,356
   Net transfers (including fixed
     account)......................         (28,395)           177,245           10,200           39,978
   Contract charges................            (110)             (137)             (81)            (104)
   Transfers for contract benefits
     and terminations..............        (651,355)         (904,802)        (577,059)        (569,401)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (453,709)         (543,777)        (460,666)        (409,171)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          160,689         (923,246)          126,471        (855,139)
NET ASSETS:
   Beginning of year...............        2,571,415         3,494,661        2,264,164        3,119,303
                                     ---------------  ----------------  ---------------  ---------------
   End of year.....................  $     2,732,104  $      2,571,415  $     2,390,635  $     2,264,164
                                     ===============  ================  ===============  ===============

                                            BHFTI BRIGHTHOUSE/                  BHFTI BRIGHTHOUSE/
                                     ABERDEEN EMERGING MARKETS EQUITY      WELLINGTON LARGE CAP RESEARCH
                                                SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  --------------------------------
                                           2019              2018              2019             2018
                                      ---------------  ---------------   ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $         2,588  $        10,464   $           383  $       (2,641)
   Net realized gains (losses).....             1,513          (8,302)           159,241          171,026
   Change in unrealized gains
     (losses) on investments.......            67,803         (98,879)            24,030        (220,199)
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            71,904         (96,717)           183,654         (51,814)
                                      ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            25,208           34,040            21,518           62,349
   Net transfers (including fixed
     account)......................          (15,437)          132,999                74          (2,374)
   Contract charges................              (30)             (25)              (14)             (13)
   Transfers for contract benefits
     and terminations..............          (56,031)        (196,187)         (486,255)        (198,880)
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          (46,290)         (29,173)         (464,677)        (138,918)
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............            25,614        (125,890)         (281,023)        (190,732)
NET ASSETS:
   Beginning of year...............           392,338          518,228           729,555          920,287
                                      ---------------  ---------------   ---------------  ---------------
   End of year.....................   $       417,952  $       392,338   $       448,532  $       729,555
                                      ===============  ===============   ===============  ===============

                                                   BHFTI                              BHFTI
                                        CLARION GLOBAL REAL ESTATE        HARRIS OAKMARK INTERNATIONAL
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2019              2018             2019             2018
                                     ---------------  ---------------  ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        32,526  $        70,893  $        26,259   $        20,284
   Net realized gains (losses).....           18,976          (7,008)           88,582           178,368
   Change in unrealized gains
     (losses) on investments.......          235,176        (208,030)          328,935         (945,329)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          286,678        (144,145)          443,776         (746,677)
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           85,134           94,349          105,335           186,583
   Net transfers (including fixed
     account)......................         (47,449)         (67,818)         (42,906)         (218,069)
   Contract charges................             (80)             (96)            (248)             (294)
   Transfers for contract benefits
     and terminations..............        (421,059)        (245,610)        (428,098)       (1,012,010)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (383,454)        (219,175)        (365,917)       (1,043,790)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............         (96,776)        (363,320)           77,859       (1,790,467)
NET ASSETS:
   Beginning of year...............        1,281,154        1,644,474        2,082,457         3,872,924
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $     1,184,378  $     1,281,154  $     2,160,316   $     2,082,457
                                     ===============  ===============  ===============   ===============

                                                   BHFTI
                                             INVESCO COMSTOCK
                                                SUBACCOUNT
                                     --------------------------------
                                          2019              2018
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         6,122  $       (4,331)
   Net realized gains (losses).....           94,647          113,027
   Change in unrealized gains
     (losses) on investments.......           31,052        (201,909)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          131,821         (93,213)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           20,782           29,070
   Net transfers (including fixed
     account)......................               --         (79,053)
   Contract charges................              (4)              (5)
   Transfers for contract benefits
     and terminations..............        (100,719)        (121,995)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (79,941)        (171,983)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............           51,880        (265,196)
NET ASSETS:
   Beginning of year...............          571,564          836,760
                                     ---------------  ---------------
   End of year.....................  $       623,444  $       571,564
                                     ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     30

 The accompanying notes are an integral part of these financial statements.

                                     31

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                       BHFTI
                                          BHFTI INVESCO GLOBAL EQUITY        INVESCO SMALL CAP GROWTH
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  --------------------------------
                                             2019             2018             2019             2018
                                       ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (35,327)  $      (23,117)  $       (4,333)  $       (6,799)
   Net realized gains (losses).......        1,543,612        1,595,969           25,446           52,860
   Change in unrealized gains
     (losses) on investments.........          984,553      (2,982,036)           53,667         (95,811)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        2,492,838      (1,409,184)           74,780         (49,750)
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          407,461          414,860           15,313           26,653
   Net transfers (including fixed
     account)........................        (127,875)         (29,150)               --           52,858
   Contract charges..................            (326)            (368)              (1)               --
   Transfers for contract benefits
     and terminations................      (2,100,346)      (1,929,027)        (237,573)        (211,104)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (1,821,086)      (1,543,685)        (222,261)        (131,593)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................          671,752      (2,952,869)        (147,481)        (181,343)
NET ASSETS:
   Beginning of year.................        8,625,408       11,578,277          379,811          561,154
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     9,297,160  $     8,625,408  $       232,330  $       379,811
                                       ===============  ===============  ===============  ===============

                                                     BHFTI                            BHFTI
                                           JPMORGAN SMALL CAP VALUE           LOOMIS SAYLES GROWTH
                                                  SUBACCOUNT                       SUBACCOUNT
                                       -------------------------------  --------------------------------
                                             2019            2018            2019             2018
                                       ---------------  --------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $           834  $          105  $      (39,655)  $      (89,699)
   Net realized gains (losses).......           31,918          19,604        2,501,774        1,670,705
   Change in unrealized gains
     (losses) on investments.........           41,441       (130,371)          712,905      (2,770,819)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............           74,193       (110,662)        3,175,024      (1,189,813)
                                       ---------------  --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           49,282          57,587          475,984          550,203
   Net transfers (including fixed
     account)........................          236,472       (219,617)         (73,022)         (83,123)
   Contract charges..................               --             (1)            (781)          (1,088)
   Transfers for contract benefits
     and terminations................        (106,176)       (126,358)      (2,583,647)      (3,242,589)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....          179,578       (288,389)      (2,181,466)      (2,776,597)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................          253,771       (399,051)          993,558      (3,966,410)
NET ASSETS:
   Beginning of year.................          436,855         835,906       15,242,709       19,209,119
                                       ---------------  --------------  ---------------  ---------------
   End of year.......................  $       690,626  $      436,855  $    16,236,267  $    15,242,709
                                       ===============  ==============  ===============  ===============

                                                     BHFTI                            BHFTI
                                         MFS(R) RESEARCH INTERNATIONAL   PIMCO INFLATION PROTECTED BOND
                                                  SUBACCOUNT                       SUBACCOUNT
                                       -------------------------------  -------------------------------
                                            2019             2018            2019             2018
                                       ---------------  --------------  --------------   --------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $           948  $        3,932  $       13,745   $        3,866
   Net realized gains (losses).......           33,103          14,503         (3,082)         (17,130)
   Change in unrealized gains
     (losses) on investments.........           54,318        (79,281)          28,454          (8,065)
                                       ---------------  --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............           88,369        (60,846)          39,117         (21,329)
                                       ---------------  --------------  --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           31,243          82,907          49,744           60,144
   Net transfers (including fixed
     account)........................           66,187          28,654         (1,458)         (17,792)
   Contract charges..................              (9)             (9)            (13)             (10)
   Transfers for contract benefits
     and terminations................        (147,381)       (160,890)        (55,634)        (210,400)
                                       ---------------  --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....         (49,960)        (49,338)         (7,361)        (168,058)
                                       ---------------  --------------  --------------   --------------
     Net increase (decrease)
       in net assets.................           38,409       (110,184)          31,756        (189,387)
NET ASSETS:
   Beginning of year.................          306,225         416,409         540,824          730,211
                                       ---------------  --------------  --------------   --------------
   End of year.......................  $       344,634  $      306,225  $      572,580   $      540,824
                                       ===============  ==============  ==============   ==============

                                           BHFTI PIMCO TOTAL RETURN
                                                  SUBACCOUNT
                                       -----------------------------------
                                             2019             2018
                                       ---------------  ------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $        57,028  $         4,152
   Net realized gains (losses).......           34,923         (18,329)
   Change in unrealized gains
     (losses) on investments.........          146,044         (44,316)
                                       ---------------  ------------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          237,995         (58,493)
                                       ---------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          164,090          211,296
   Net transfers (including fixed
     account)........................        (324,546)          244,427
   Contract charges..................            (154)            (168)
   Transfers for contract benefits
     and terminations................        (659,298)        (796,956)
                                       ---------------  ------------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (819,908)        (341,401)
                                       ---------------  ------------------
     Net increase (decrease)
       in net assets.................        (581,913)        (399,894)
NET ASSETS:
   Beginning of year.................        3,398,803        3,798,697
                                       ---------------  ------------------
   End of year.......................  $     2,816,890  $     3,398,803
                                       ===============  ==================

 The accompanying notes are an integral part of these financial statements.

                                     32

 The accompanying notes are an integral part of these financial statements.

                                     33

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                   BHFTI                             BHFTI
                                       T. ROWE PRICE LARGE CAP VALUE    VICTORY SYCAMORE MID CAP VALUE
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2019            2018              2019            2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        80,295  $        52,278  $       (1,331)  $       (7,108)
   Net realized gains (losses).....        1,142,864        1,264,612           16,434          194,705
   Change in unrealized gains
     (losses) on investments.......          882,272      (2,333,328)          189,791        (290,530)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,105,431      (1,016,438)          204,894        (102,933)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          373,826          448,756           48,318           67,475
   Net transfers (including fixed
     account)......................         (68,535)          109,644         (19,300)           33,176
   Contract charges................            (474)            (501)             (33)             (33)
   Transfers for contract benefits
     and terminations..............      (1,172,606)      (2,061,144)        (279,366)        (353,279)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (867,789)      (1,503,245)        (250,381)        (252,661)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,237,642      (2,519,683)         (45,487)        (355,594)
NET ASSETS:
   Beginning of year...............        8,742,877       11,262,560          816,045        1,171,639
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     9,980,519  $     8,742,877  $       770,558  $       816,045
                                     ===============  ===============  ===============  ===============

                                                  BHFTII                             BHFTII
                                           BLACKROCK BOND INCOME         BLACKROCK CAPITAL APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2019            2018              2019             2018
                                     ---------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        28,069  $        22,202  $       (78,199)  $      (88,368)
   Net realized gains (losses).....            4,766         (18,906)         1,662,807        1,533,497
   Change in unrealized gains
     (losses) on investments.......           60,105         (35,462)           386,338      (1,280,516)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           92,940         (32,166)         1,970,946          164,613
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           99,093          108,461           275,969          278,010
   Net transfers (including fixed
     account)......................           10,103        (132,320)         (165,128)          380,100
   Contract charges................             (73)             (85)             (479)            (546)
   Transfers for contract benefits
     and terminations..............        (240,374)        (676,993)       (1,273,483)      (1,263,309)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (131,251)        (700,937)       (1,163,121)        (605,745)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............         (38,311)        (733,103)           807,825        (441,132)
NET ASSETS:
   Beginning of year...............        1,101,763        1,834,866         6,678,088        7,119,220
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $     1,063,452  $     1,101,763  $      7,485,913  $     6,678,088
                                     ===============  ===============  ================  ===============

                                                  BHFTII                             BHFTII
                                      BLACKROCK ULTRA-SHORT TERM BOND    BRIGHTHOUSE ASSET ALLOCATION 20
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2019             2018             2019              2018
                                     ---------------  ----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        32,537  $       (28,037)  $         7,537  $        11,329
   Net realized gains (losses).....           21,592            56,014            8,392         (38,650)
   Change in unrealized gains
     (losses) on investments.......          (7,727)             8,636           60,780         (20,233)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           46,402            36,613           76,709         (47,554)
                                     ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          288,456           463,549           70,030           58,226
   Net transfers (including fixed
     account)......................          319,079         (886,276)           26,489         (13,021)
   Contract charges................            (972)           (1,000)            (156)            (163)
   Transfers for contract benefits
     and terminations..............      (1,910,802)       (5,154,370)        (133,475)      (1,221,852)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,304,239)       (5,578,097)         (37,112)      (1,176,810)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,257,837)       (5,541,484)           39,597      (1,224,364)
NET ASSETS:
   Beginning of year...............        6,181,970        11,723,454          757,262        1,981,626
                                     ---------------  ----------------  ---------------  ---------------
   End of year.....................  $     4,924,133  $      6,181,970  $       796,859  $       757,262
                                     ===============  ================  ===============  ===============

                                                   BHFTII
                                       BRIGHTHOUSE ASSET ALLOCATION 40
                                                 SUBACCOUNT
                                     ---------------------------------
                                           2019             2018
                                     ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         26,561  $        23,160
   Net realized gains (losses).....           106,378           76,280
   Change in unrealized gains
     (losses) on investments.......           170,638        (216,219)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           303,577        (116,779)
                                     ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           219,032          158,257
   Net transfers (including fixed
     account)......................          (31,268)         (43,331)
   Contract charges................             (136)            (118)
   Transfers for contract benefits
     and terminations..............         (202,075)        (380,493)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          (14,447)        (265,685)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets...............           289,130        (382,464)
NET ASSETS:
   Beginning of year...............         2,116,067        2,498,531
                                     ----------------  ---------------
   End of year.....................  $      2,405,197  $     2,116,067
                                     ================  ===============

 The accompanying notes are an integral part of these financial statements.

                                     34

 The accompanying notes are an integral part of these financial statements.

                                     35

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                     BHFTII                            BHFTII
                                         BRIGHTHOUSE ASSET ALLOCATION 60   BRIGHTHOUSE ASSET ALLOCATION 80
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  ---------------------------------
                                              2019            2018              2019              2018
                                        ---------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        95,572  $        31,227  $         54,636  $         (764)
   Net realized gains (losses)........        1,213,646        1,069,242         1,268,105        1,176,704
   Change in unrealized gains
     (losses) on investments..........        1,119,913      (2,231,202)           783,243      (2,195,447)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        2,429,131      (1,130,733)         2,105,984      (1,019,507)
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        2,035,859        2,155,350           827,169        1,171,022
   Net transfers (including fixed
     account).........................         (48,715)        (103,498)       (1,248,794)        (433,161)
   Contract charges...................            (434)            (487)             (380)            (538)
   Transfers for contract benefits
     and terminations.................      (3,999,597)      (6,735,788)       (2,220,810)      (3,794,088)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (2,012,887)      (4,684,423)       (2,642,815)      (3,056,765)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................          416,244      (5,815,156)         (536,831)      (4,076,272)
NET ASSETS:
   Beginning of year..................       14,176,493       19,991,649        10,531,424       14,607,696
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $    14,592,737  $    14,176,493  $      9,994,593  $    10,531,424
                                        ===============  ===============  ================  ===============

                                                                                 BHFTII BRIGHTHOUSE/
                                                    BHFTII                     WELLINGTON CORE EQUITY
                                        BRIGHTHOUSE/WELLINGTON BALANCED             OPPORTUNITIES
                                                  SUBACCOUNT                         SUBACCOUNT
                                        --------------------------------  ---------------------------------
                                             2019              2018             2019             2018
                                        ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         6,800  $         3,517  $         8,312  $         11,582
   Net realized gains (losses)........           43,842           61,792          185,423           127,606
   Change in unrealized gains
     (losses) on investments..........           89,150         (91,668)          282,614         (150,627)
                                        ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          139,792         (26,359)          476,349          (11,439)
                                        ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           78,860           99,626           51,477            67,593
   Net transfers (including fixed
     account).........................            6,839           65,334          (1,767)               196
   Contract charges...................            (139)            (175)             (47)              (90)
   Transfers for contract benefits
     and terminations.................        (104,095)        (314,223)        (551,493)         (434,785)
                                        ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (18,535)        (149,438)        (501,830)         (367,086)
                                        ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................          121,257        (175,797)         (25,481)         (378,525)
NET ASSETS:
   Beginning of year..................          651,019          826,816        1,812,393         2,190,918
                                        ---------------  ---------------  ---------------  ----------------
   End of year........................  $       772,276  $       651,019  $     1,786,912  $      1,812,393
                                        ===============  ===============  ===============  ================

                                                 BHFTII FRONTIER
                                                 MID CAP GROWTH                 BHFTII JENNISON GROWTH
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  --------------------------------
                                              2019             2018             2019              2018
                                        ---------------  ----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (47,982)  $       (56,686)  $      (12,066)  $      (14,547)
   Net realized gains (losses)........          790,592           656,794          252,038          406,472
   Change in unrealized gains
     (losses) on investments..........          282,124         (857,925)          205,952        (373,555)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        1,024,734         (257,817)          445,924           18,370
                                        ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          106,475           116,352           84,179           91,280
   Net transfers (including fixed
     account).........................        (392,666)            33,990           36,950           35,090
   Contract charges...................            (189)             (239)             (57)             (61)
   Transfers for contract benefits
     and terminations.................      (1,067,475)         (795,025)        (120,958)        (636,263)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,353,855)         (644,922)              114        (509,954)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        (329,121)         (902,739)          446,038        (491,584)
NET ASSETS:
   Beginning of year..................        3,598,246         4,500,985        1,428,162        1,919,746
                                        ---------------  ----------------  ---------------  ---------------
   End of year........................  $     3,269,125  $      3,598,246  $     1,874,200  $     1,428,162
                                        ===============  ================  ===============  ===============

                                                     BHFTII
                                          METLIFE AGGREGATE BOND INDEX
                                                   SUBACCOUNT
                                        --------------------------------
                                             2019              2018
                                        ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $           226  $           206
   Net realized gains (losses)........              (8)              (9)
   Change in unrealized gains
     (losses) on investments..........              547            (318)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............              765            (121)
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --               --
   Net transfers (including fixed
     account).........................               --               --
   Contract charges...................               --               --
   Transfers for contract benefits
     and terminations.................            (427)             (25)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....            (427)             (25)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................              338            (146)
NET ASSETS:
   Beginning of year..................           10,205           10,351
                                        ---------------  ---------------
   End of year........................  $        10,543  $        10,205
                                        ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     36

 The accompanying notes are an integral part of these financial statements.

                                     37

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                    BHFTII                          BHFTII
                                          METLIFE MSCI EAFE(R) INDEX     METLIFE RUSSELL 2000(R) INDEX
                                                  SUBACCOUNT                      SUBACCOUNT
                                       -------------------------------  --------------------------------
                                             2019            2018            2019             2018
                                       ---------------  --------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $           307  $          387  $         (121)  $         (173)
   Net realized gains (losses).......              156              13            5,365            3,990
   Change in unrealized gains
     (losses) on investments.........            3,640         (3,983)            6,159         (10,470)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............            4,103         (3,583)           11,403          (6,653)
                                       ---------------  --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............               --              --               --               --
   Net transfers (including fixed
     account)........................               --              --               --               --
   Contract charges..................               --              --               --               --
   Transfers for contract benefits
     and terminations................             (96)            (10)            (110)             (16)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....             (96)            (10)            (110)             (16)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................            4,007         (3,593)           11,293          (6,669)
NET ASSETS:
   Beginning of year.................           20,198          23,791           47,776           54,445
                                       ---------------  --------------  ---------------  ---------------
   End of year.......................  $        24,205  $       20,198  $        59,069  $        47,776
                                       ===============  ==============  ===============  ===============

                                          BHFTII METLIFE STOCK INDEX        BHFTII MFS(R) TOTAL RETURN
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  --------------------------------
                                            2019              2018            2019             2018
                                       ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $        76,314  $        41,402  $        58,944  $        69,527
   Net realized gains (losses).......        1,158,590        1,228,937          426,725          769,547
   Change in unrealized gains
     (losses) on investments.........        1,151,243      (1,799,370)          665,051      (1,378,362)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        2,386,147        (529,031)        1,150,720        (539,288)
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          336,689          406,703          337,900          569,234
   Net transfers (including fixed
     account)........................         (15,921)          (8,533)          (1,137)         (56,252)
   Contract charges..................            (388)            (460)            (430)            (481)
   Transfers for contract benefits
     and terminations................      (1,699,836)      (1,480,797)      (1,863,270)      (2,769,534)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (1,379,456)      (1,083,087)      (1,526,937)      (2,257,033)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        1,006,691      (1,612,118)        (376,217)      (2,796,321)
NET ASSETS:
   Beginning of year.................        8,630,465       10,242,583        6,725,096        9,521,417
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     9,637,156  $     8,630,465  $     6,348,879  $     6,725,096
                                       ===============  ===============  ===============  ===============

                                                                                      BHFTII
                                              BHFTII MFS(R) VALUE            NEUBERGER BERMAN GENESIS
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  --------------------------------
                                            2019             2018              2019             2018
                                       ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $        38,421  $        12,211  $       (9,635)  $       (8,555)
   Net realized gains (losses).......          400,676          459,228          148,885          141,825
   Change in unrealized gains
     (losses) on investments.........          930,320      (1,138,190)           90,820        (201,564)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        1,369,417        (666,751)          230,070         (68,294)
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          296,381          308,866           42,771           43,028
   Net transfers (including fixed
     account)........................           15,173          109,316            (759)         (16,005)
   Contract charges..................            (285)            (287)             (29)             (33)
   Transfers for contract benefits
     and terminations................        (774,407)      (1,578,009)        (112,099)         (69,860)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (463,138)      (1,160,114)         (70,116)         (42,870)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................          906,279      (1,826,865)          159,954        (111,164)
NET ASSETS:
   Beginning of year.................        4,914,861        6,741,726          837,214          948,378
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     5,821,140  $     4,914,861  $       997,168  $       837,214
                                       ===============  ===============  ===============  ===============

                                                    BHFTII
                                        T. ROWE PRICE LARGE CAP GROWTH
                                                  SUBACCOUNT
                                       --------------------------------
                                             2019             2018
                                       ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (37,808)  $      (39,145)
   Net realized gains (losses).......          594,715          955,769
   Change in unrealized gains
     (losses) on investments.........          312,003        (920,217)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          868,910          (3,593)
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          199,727          227,876
   Net transfers (including fixed
     account)........................           64,337          108,453
   Contract charges..................            (284)            (310)
   Transfers for contract benefits
     and terminations................        (806,147)      (1,258,910)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (542,367)        (922,891)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................          326,543        (926,484)
NET ASSETS:
   Beginning of year.................        3,024,748        3,951,232
                                       ---------------  ---------------
   End of year.......................  $     3,351,291  $     3,024,748
                                       ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     38

 The accompanying notes are an integral part of these financial statements.

                                     39

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                    BHFTII
                                                 BHFTII                    WESTERN ASSET MANAGEMENT
                                     T. ROWE PRICE SMALL CAP GROWTH      STRATEGIC BOND OPPORTUNITIES
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2019              2018             2019            2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (76,968)  $      (80,077)  $        61,428  $        88,790
   Net realized gains (losses).....        1,079,954          784,598           12,394            2,127
   Change in unrealized gains
     (losses) on investments.......          539,310      (1,135,491)          125,162        (198,490)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,542,296        (430,970)          198,984        (107,573)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          252,396          273,879           57,980           89,992
   Net transfers (including fixed
     account)......................        (344,006)          396,178         (65,401)         (39,537)
   Contract charges................            (363)            (390)             (76)             (98)
   Transfers for contract benefits
     and terminations..............        (974,697)        (935,418)        (336,988)        (775,534)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,066,670)        (265,751)        (344,485)        (725,177)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          475,626        (696,721)        (145,501)        (832,750)
NET ASSETS:
   Beginning of year...............        5,272,217        5,968,938        1,586,781        2,419,531
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     5,747,843  $     5,272,217  $     1,441,280  $     1,586,781
                                     ===============  ===============  ===============  ===============

                                                  BHFTII
                                         WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT             FIDELITY(R) VIP CONTRAFUND
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2019              2018             2019             2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        22,581  $        18,613  $      (51,852)  $      (42,282)
   Net realized gains (losses).....          (3,926)         (31,039)          757,111          655,941
   Change in unrealized gains
     (losses) on investments.......           48,301            2,231          607,770        (985,412)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           66,956         (10,195)        1,313,029        (371,753)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           81,986           92,227          307,879          328,964
   Net transfers (including fixed
     account)......................          (9,485)         (14,853)         (54,544)           74,123
   Contract charges................             (46)             (57)            (208)            (162)
   Transfers for contract benefits
     and terminations..............        (297,714)        (539,375)      (1,139,220)      (1,016,226)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (225,259)        (462,058)        (886,093)        (613,301)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (158,303)        (472,253)          426,936        (985,054)
NET ASSETS:
   Beginning of year...............        1,446,938        1,919,191        4,594,168        5,579,222
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     1,288,635  $     1,446,938  $     5,021,104  $     4,594,168
                                     ===============  ===============  ===============  ===============

                                                                                FTVIPT FRANKLIN
                                          FIDELITY(R) VIP MID CAP          SMALL-MID CAP GROWTH VIP
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2019             2018             2019              2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (33,571)  $      (60,225)  $       (6,163)  $       (7,186)
   Net realized gains (losses).....          681,340          831,391           51,431           36,182
   Change in unrealized gains
     (losses) on investments.......          534,551      (1,896,185)           64,196         (51,378)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,182,320      (1,125,019)          109,464         (22,382)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          315,819          380,795           34,583           33,242
   Net transfers (including fixed
     account)......................        (146,048)          144,743         (11,618)         (53,293)
   Contract charges................            (200)            (209)             (27)             (30)
   Transfers for contract benefits
     and terminations..............      (1,410,267)      (1,644,266)         (52,963)        (115,670)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,240,696)      (1,118,937)         (30,025)        (135,751)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (58,376)      (2,243,956)           79,439        (158,133)
NET ASSETS:
   Beginning of year...............        5,706,719        7,950,675          375,612          533,745
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     5,648,343  $     5,706,719  $       455,051  $       375,612
                                     ===============  ===============  ===============  ===============

                                             FTVIPT TEMPLETON
                                          DEVELOPING MARKETS VIP
                                                SUBACCOUNT
                                     --------------------------------
                                           2019             2018
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (1,588)  $       (4,255)
   Net realized gains (losses).....            3,468            (136)
   Change in unrealized gains
     (losses) on investments.......          250,430        (234,770)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          252,310        (239,161)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           75,640           88,449
   Net transfers (including fixed
     account)......................         (30,370)           47,702
   Contract charges................             (20)             (35)
   Transfers for contract benefits
     and terminations..............        (304,087)        (245,570)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (258,837)        (109,454)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          (6,527)        (348,615)
NET ASSETS:
   Beginning of year...............        1,112,939        1,461,554
                                     ---------------  ---------------
   End of year.....................  $     1,106,412  $     1,112,939
                                     ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     40

 The accompanying notes are an integral part of these financial statements.

                                     41

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                       FTVIPT TEMPLETON FOREIGN VIP      JANUS HENDERSON ENTERPRISE
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2019            2018             2019              2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         4,078  $        14,073  $      (67,866)  $      (64,057)
   Net realized gains (losses).....         (13,920)         (13,974)          556,054          819,279
   Change in unrealized gains
     (losses) on investments.......           83,789        (170,480)        1,043,317        (769,790)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           73,947        (170,381)        1,531,505         (14,568)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           48,247           78,360          125,954          147,507
   Net transfers (including fixed
     account)......................         (24,686)            5,012        (199,144)         (54,737)
   Contract charges................             (13)             (19)            (356)            (367)
   Transfers for contract benefits
     and terminations..............        (127,502)        (355,337)        (368,279)      (1,038,782)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (103,954)        (271,984)        (441,825)        (946,379)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (30,007)        (442,365)        1,089,680        (960,947)
NET ASSETS:
   Beginning of year...............          732,742        1,175,107        4,721,253        5,682,200
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $       702,735  $       732,742  $     5,810,933  $     4,721,253
                                     ===============  ===============  ===============  ===============

                                                   LMPET                            LMPIT
                                        CLEARBRIDGE SMALL CAP VALUE     WESTERN ASSET CORPORATE BOND
                                                SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  --------------------------------
                                           2019            2018             2019             2018
                                     ---------------  --------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (60)  $        (210)  $        42,234  $        49,529
   Net realized gains (losses).....              651           1,866           30,841            (536)
   Change in unrealized gains
     (losses) on investments.......            3,409         (6,120)          150,118        (156,926)
                                     ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            4,000         (4,464)          223,193        (107,933)
                                     ---------------  --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --              --          111,018          120,501
   Net transfers (including fixed
     account)......................               --              --         (28,959)           79,335
   Contract charges................               --              --             (48)             (56)
   Transfers for contract benefits
     and terminations..............            (519)           (174)        (529,253)        (507,053)
                                     ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..            (519)           (174)        (447,242)        (307,273)
                                     ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............            3,481         (4,638)        (224,049)        (415,206)
NET ASSETS:
   Beginning of year...............           15,126          19,764        1,847,888        2,263,094
                                     ---------------  --------------  ---------------  ---------------
   End of year.....................  $        18,607  $       15,126  $     1,623,839  $     1,847,888
                                     ===============  ==============  ===============  ===============

                                            LMPVET CLEARBRIDGE                      LMPVET
                                        VARIABLE AGGRESSIVE GROWTH     CLEARBRIDGE VARIABLE APPRECIATION
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2019             2018             2019             2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (6,221)  $      (15,728)  $         6,693  $       (3,765)
   Net realized gains (losses).....          111,036          337,350          711,412          917,626
   Change in unrealized gains
     (losses) on investments.......          320,394        (505,458)          609,162      (1,044,184)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          425,209        (183,836)        1,327,267        (130,323)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           51,947           62,218          187,294          191,403
   Net transfers (including fixed
     account)......................            3,703         (70,585)        (197,140)         (50,220)
   Contract charges................            (127)            (140)            (119)            (142)
   Transfers for contract benefits
     and terminations..............        (393,598)        (496,891)        (687,042)      (1,770,883)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (338,075)        (505,398)        (697,007)      (1,629,842)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............           87,134        (689,234)          630,260      (1,760,165)
NET ASSETS:
   Beginning of year...............        1,966,380        2,655,614        4,926,890        6,687,055
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     2,053,514  $     1,966,380  $     5,557,150  $     4,926,890
                                     ===============  ===============  ===============  ===============

                                            LMPVET CLEARBRIDGE
                                        VARIABLE DIVIDEND STRATEGY
                                                SUBACCOUNT
                                     --------------------------------
                                           2019             2018
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         1,821  $         (607)
   Net realized gains (losses).....          144,568          217,252
   Change in unrealized gains
     (losses) on investments.......          173,633        (281,687)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          320,022         (65,042)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           37,009           55,170
   Net transfers (including fixed
     account)......................           21,400            (232)
   Contract charges................             (61)             (71)
   Transfers for contract benefits
     and terminations..............        (134,632)        (439,564)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (76,284)        (384,697)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          243,738        (449,739)
NET ASSETS:
   Beginning of year...............        1,105,917        1,555,656
                                     ---------------  ---------------
   End of year.....................  $     1,349,655  $     1,105,917
                                     ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     42

 The accompanying notes are an integral part of these financial statements.

                                     43

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                           LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                        VARIABLE LARGE CAP GROWTH          VARIABLE LARGE CAP VALUE
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2019              2018             2019            2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (8,995)  $      (10,081)  $         1,489  $           485
   Net realized gains (losses).....          116,974           74,115          104,813          134,763
   Change in unrealized gains
     (losses) on investments.......          133,044         (69,933)           70,466        (231,263)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          241,023          (5,899)          176,768         (96,015)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           16,062           17,655           16,937           23,673
   Net transfers (including fixed
     account)......................           15,435         (91,955)              235              928
   Contract charges................             (60)            (100)              (4)              (6)
   Transfers for contract benefits
     and terminations..............        (218,006)         (66,550)        (205,504)        (358,701)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (186,569)        (140,950)        (188,336)        (334,106)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............           54,454        (146,849)         (11,568)        (430,121)
NET ASSETS:
   Beginning of year...............          869,225        1,016,074          727,205        1,157,326
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $       923,679  $       869,225  $       715,637  $       727,205
                                     ===============  ===============  ===============  ===============

                                            LMPVET CLEARBRIDGE               LMPVIT WESTERN ASSET
                                         VARIABLE SMALL CAP GROWTH      VARIABLE GLOBAL HIGH YIELD BOND
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2019              2018            2019              2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (11,874)  $      (12,284)  $        40,840  $        42,856
   Net realized gains (losses).....          130,516          246,710         (16,960)         (25,344)
   Change in unrealized gains
     (losses) on investments.......          110,419        (218,998)          107,150         (77,511)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          229,061           15,428          131,030         (59,999)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           47,470           44,453           29,093           42,782
   Net transfers (including fixed
     account)......................         (46,970)           66,639            1,713              324
   Contract charges................             (88)             (59)             (44)             (51)
   Transfers for contract benefits
     and terminations..............        (106,343)        (324,588)        (164,607)        (282,816)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (105,931)        (213,555)        (133,845)        (239,761)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          123,130        (198,127)          (2,815)        (299,760)
NET ASSETS:
   Beginning of year...............          927,926        1,126,053        1,046,387        1,346,147
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     1,051,056  $       927,926  $     1,043,572  $     1,046,387
                                     ===============  ===============  ===============  ===============

                                             TAP 1919 VARIABLE
                                       SOCIALLY RESPONSIVE BALANCED
                                                SUBACCOUNT
                                     --------------------------------
                                           2019             2018
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (2,425)  $         5,987
   Net realized gains (losses).....           91,418          340,605
   Change in unrealized gains
     (losses) on investments.......          128,758        (409,211)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          217,751         (62,619)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            9,206           34,244
   Net transfers (including fixed
     account)......................               --               --
   Contract charges................             (43)             (27)
   Transfers for contract benefits
     and terminations..............      (3,726,779)        (162,670)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,717,616)        (128,453)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,499,865)        (191,072)
NET ASSETS:
   Beginning of year...............        3,707,540        3,898,612
                                     ---------------  ---------------
   End of year.....................  $       207,675  $     3,707,540
                                     ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     44

 The accompanying notes are an integral part of these financial statements.

                                     45

     BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Brighthouse Separate Account QPN for Variable Annuities (the "Separate
Account"), a separate account of Brighthouse Life Insurance Company (the
"Company"), was established by the Board of Directors of MetLife Insurance
Company of Connecticut ("MICC") on December 26, 1995 to support MICC's operations with respect to certain variable annuity contracts (the
"Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse
Financial, Inc., a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former
Corporate Benefit Funding segment. The Separate Account satisfies certain exclusionary provisions and, as such, is not subject to regulation under the
Investment Company Act of 1940, as amended. The Separate Account exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each
Subaccount invests in shares of the corresponding fund or portfolio (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series(R)                           Legg Mason Partners Equity Trust ("LMPET")
   ("American Funds(R)")                                     Legg Mason Partners Income Trust ("LMPIT")
Brighthouse Funds Trust I ("BHFTI")*                         Legg Mason Partners Variable Equity Trust
Brighthouse Funds Trust II ("BHFTII")*                         ("LMPVET")
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")  Legg Mason Partners Variable Income Trust
Franklin Templeton Variable Insurance Products Trust           ("LMPVIT")
   ("FTVIPT")                                                Trust for Advised Portfolios ("TAP")
Janus Aspen Series ("Janus Aspen")
* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate
Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2.  LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December
31, 2019:

American Funds(R) Global Growth Subaccount            BHFTI Brighthouse/Aberdeen Emerging Markets
American Funds(R) Growth Subaccount                     Equity Subaccount
American Funds(R) Growth-Income Subaccount            BHFTI Brighthouse/Wellington Large Cap Research
BHFTI American Funds(R) Balanced Allocation             Subaccount
   Subaccount                                         BHFTI Clarion Global Real Estate Subaccount
BHFTI American Funds(R) Growth Allocation             BHFTI Harris Oakmark International Subaccount
   Subaccount                                         BHFTI Invesco Comstock Subaccount
BHFTI American Funds(R) Moderate Allocation           BHFTI Invesco Global Equity Subaccount
   Subaccount                                         BHFTI Invesco Small Cap Growth Subaccount
BHFTI BlackRock High Yield Subaccount                 BHFTI JPMorgan Small Cap Value Subaccount
BHFTI Brighthouse Asset Allocation 100 Subaccount     BHFTI Loomis Sayles Growth Subaccount
BHFTI Brighthouse Small Cap Value Subaccount          BHFTI MFS(R) Research International Subaccount

                                     46

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONCLUDED)

BHFTI PIMCO Inflation Protected Bond Subaccount        BHFTII Western Asset Management U.S. Government
BHFTI PIMCO Total Return Subaccount                      Subaccount
BHFTI T. Rowe Price Large Cap Value Subaccount (a)     Fidelity(R) VIP Contrafund Subaccount
BHFTI Victory Sycamore Mid Cap Value Subaccount        Fidelity(R) VIP Mid Cap Subaccount
BHFTII BlackRock Bond Income Subaccount                FTVIPT Franklin Small-Mid Cap Growth VIP
BHFTII BlackRock Capital Appreciation Subaccount         Subaccount
BHFTII BlackRock Ultra-Short Term Bond                 FTVIPT Templeton Developing Markets VIP
   Subaccount                                            Subaccount
BHFTII Brighthouse Asset Allocation 20 Subaccount      FTVIPT Templeton Foreign VIP Subaccount
BHFTII Brighthouse Asset Allocation 40 Subaccount      Janus Henderson Enterprise Subaccount
BHFTII Brighthouse Asset Allocation 60 Subaccount      LMPET ClearBridge Small Cap Value Subaccount
BHFTII Brighthouse Asset Allocation 80 Subaccount      LMPIT Western Asset Corporate Bond Subaccount
BHFTII Brighthouse/Wellington Balanced Subaccount      LMPVET ClearBridge Variable Aggressive Growth
BHFTII Brighthouse/Wellington Core Equity                Subaccount
   Opportunities Subaccount                            LMPVET ClearBridge Variable Appreciation
BHFTII Frontier Mid Cap Growth Subaccount                Subaccount
BHFTII Jennison Growth Subaccount (a)                  LMPVET ClearBridge Variable Dividend Strategy
BHFTII MetLife Aggregate Bond Index Subaccount           Subaccount
BHFTII MetLife MSCI EAFE(R) Index Subaccount           LMPVET ClearBridge Variable Large Cap Growth
BHFTII MetLife Russell 2000(R) Index Subaccount          Subaccount
BHFTII MetLife Stock Index Subaccount                  LMPVET ClearBridge Variable Large Cap Value
BHFTII MFS(R) Total Return Subaccount                    Subaccount
BHFTII MFS(R) Value Subaccount                         LMPVET ClearBridge Variable Small Cap Growth
BHFTII Neuberger Berman Genesis Subaccount               Subaccount
BHFTII T. Rowe Price Large Cap Growth Subaccount       LMPVIT Western Asset Variable Global High Yield
BHFTII T. Rowe Price Small Cap Growth Subaccount         Bond Subaccount
BHFTII Western Asset Management Strategic Bond         TAP 1919 Variable Socially Responsive Balanced
   Opportunities Subaccount                              Subaccount
(a) This Subaccount may invests in two or more share classes within the underlying fund or portfolio of the Trusts.

3. PORTFOLIO CHANGES

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2019:

NAME CHANGES:

Former Name                                            New Name

BHFTI ClearBridge Aggressive Growth Portfolio          BHFTI Loomis Sayles Growth Portfolio
BHFTI Oppenheimer Global Equity Portfolio              BHFTI Invesco Global Equity Portfolio

                                     47

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP")
applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial
Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946,
INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate
Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC").
Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. There were no Contracts in payout at December 31, 2019.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable
Subaccounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Subaccounts within the
Separate Account or into or out of the fixed account, which is part of the
Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

                                     48

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the
      Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      The table below represents the range of effective annual rates for the respective charge for the year ended December 31, 2019:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.80% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes waivers granted to certain Subaccounts.

For some Contracts, a contract administrative charge of $15 is assessed on a semi-annual basis. In addition, most Contracts impose a surrender charge which ranges from 0% to 5.0% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC
("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

                                     49

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS

                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2019               DECEMBER 31, 2019
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------

     American Funds(R) Global Growth Subaccount.................        121,770         3,040,672           474,144          913,166
     American Funds(R) Growth Subaccount........................         60,624         4,010,059           901,099        1,922,338
     American Funds(R) Growth-Income Subaccount.................         91,179         3,921,553           852,577        1,827,116
     BHFTI American Funds(R) Balanced Allocation Subaccount.....        165,794         1,659,566           317,179           17,947
     BHFTI American Funds(R) Growth Allocation Subaccount.......        418,641         3,934,418           785,985          347,134
     BHFTI American Funds(R) Moderate Allocation Subaccount.....         46,962           465,003            51,359           48,595
     BHFTI BlackRock High Yield Subaccount......................        113,434           896,788           109,182          187,495
     BHFTI Brighthouse Asset Allocation 100 Subaccount..........        214,290         2,487,339           504,618          690,014
     BHFTI Brighthouse Small Cap Value Subaccount...............        153,451         2,344,149           314,179          568,316
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Subaccount...............................................         36,930           377,944            33,942           77,596
     BHFTI Brighthouse/Wellington Large Cap Research
       Subaccount...............................................         29,811           364,570           123,871          490,622
     BHFTI Clarion Global Real Estate Subaccount................         91,328         1,087,530           119,547          470,419
     BHFTI Harris Oakmark International Subaccount..............        158,740         2,289,164           333,478          507,867
     BHFTI Invesco Comstock Subaccount..........................         44,256           508,625           109,960          104,675
     BHFTI Invesco Global Equity Subaccount.....................        401,093         7,880,383         1,899,126        2,517,855
     BHFTI Invesco Small Cap Growth Subaccount..................         17,716           259,879            83,527          238,871
     BHFTI JPMorgan Small Cap Value Subaccount..................         46,389           728,995           343,793          113,247
     BHFTI Loomis Sayles Growth Subaccount......................        947,280        14,023,475         2,956,553        3,111,206
     BHFTI MFS(R) Research International Subaccount.............         26,721           303,620           121,077          150,235
     BHFTI PIMCO Inflation Protected Bond Subaccount............         57,208           593,016            68,333           61,913
     BHFTI PIMCO Total Return Subaccount........................        239,136         2,705,686           347,226        1,110,070
     BHFTI T. Rowe Price Large Cap Value Subaccount.............        321,907         9,374,736         1,777,975        1,424,346
     BHFTI Victory Sycamore Mid Cap Value Subaccount............         41,323           747,404           107,222          328,988
     BHFTII BlackRock Bond Income Subaccount....................          9,771         1,035,547           175,832          278,992
     BHFTII BlackRock Capital Appreciation Subaccount...........        173,449         5,411,053         1,569,604        1,593,841
     BHFTII BlackRock Ultra-Short Term Bond Subaccount..........         48,349         4,851,942           629,063        1,900,731
     BHFTII Brighthouse Asset Allocation 20 Subaccount..........         72,385           797,808           184,701          198,494
     BHFTII Brighthouse Asset Allocation 40 Subaccount..........        208,612         2,371,906           373,915          251,658
     BHFTII Brighthouse Asset Allocation 60 Subaccount..........      1,207,019        14,115,270         3,287,681        4,031,498
     BHFTII Brighthouse Asset Allocation 80 Subaccount..........        745,322         9,155,261         1,957,273        3,484,393
     BHFTII Brighthouse/Wellington Balanced Subaccount..........         38,388           732,180           181,347          151,583
     BHFTII Brighthouse/Wellington Core Equity
       Opportunities Subaccount.................................         50,325         1,585,779           241,584          577,852
     BHFTII Frontier Mid Cap Growth Subaccount..................         89,129         2,713,714           859,442        1,792,118
     BHFTII Jennison Growth Subaccount..........................        114,902         1,685,303           370,019          135,763
     BHFTII MetLife Aggregate Bond Index Subaccount.............            955            10,642               330              518
     BHFTII MetLife MSCI EAFE(R) Index Subaccount...............          1,694            22,850               766              394
     BHFTII MetLife Russell 2000(R) Index Subaccount............          2,912            46,980             5,851              862
     BHFTII MetLife Stock Index Subaccount......................        172,003         6,636,989         1,066,545        1,686,153
     BHFTII MFS(R) Total Return Subaccount......................         37,160         5,661,097           876,685        2,077,232
     BHFTII MFS(R) Value Subaccount.............................        354,094         5,266,662           758,694          806,098
     BHFTII Neuberger Berman Genesis Subaccount.................         48,063           829,416           167,063          115,157
     BHFTII T. Rowe Price Large Cap Growth Subaccount...........        150,154         3,087,733           764,928          793,659
     BHFTII T. Rowe Price Small Cap Growth Subaccount...........        257,068         4,816,355         1,245,188        1,518,055
     BHFTII Western Asset Management Strategic Bond
       Opportunities Subaccount.................................        104,378         1,366,097           144,245          427,208
     BHFTII Western Asset Management U.S. Government
       Subaccount...............................................        108,755         1,291,002           148,752          351,391
     Fidelity(R) VIP Contrafund Subaccount......................        139,094         4,177,234         1,048,930        1,385,577
     Fidelity(R) VIP Mid Cap Subaccount.........................        177,905         5,468,772         1,011,690        1,598,712
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount........         26,326           483,173           128,581          101,552
     FTVIPT Templeton Developing Markets VIP Subaccount.........        103,325           980,375            79,359          339,680
     FTVIPT Templeton Foreign VIP Subaccount....................         50,454           730,321            89,951          182,024
     Janus Henderson Enterprise Subaccount......................         72,703         3,486,700           421,432          590,455

                                     50

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2019               DECEMBER 31, 2019
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------

     LMPET ClearBridge Small Cap Value Subaccount...............          1,117            21,412               996              703
     LMPIT Western Asset Corporate Bond Subaccount..............        125,885         1,516,064           187,104          587,956
     LMPVET ClearBridge Variable Aggressive Growth
       Subaccount...............................................         73,085         1,555,026           104,381          412,813
     LMPVET ClearBridge Variable Appreciation Subaccount........        118,796         3,649,656           735,989        1,084,419
     LMPVET ClearBridge Variable Dividend Strategy Subaccount...         64,275           966,055           189,313          165,542
     LMPVET ClearBridge Variable Large Cap Growth Subaccount....         30,805           617,485            96,394          250,638
     LMPVET ClearBridge Variable Large Cap Value Subaccount.....         33,669           576,803           180,725          325,031
     LMPVET ClearBridge Variable Small Cap Growth Subaccount....         38,171           858,019           140,982          158,052
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount...............................................        144,963         1,110,265           161,414          254,337
     TAP 1919 Variable Socially Responsive Balanced Subaccount..          6,871           179,074            17,964        3,730,235

                                     51

       BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF BRIGHTHOUSE LIFE INSURANCE COMPANY
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                      AMERICAN FUNDS(R)                                        AMERICAN FUNDS(R)
                                        GLOBAL GROWTH         AMERICAN FUNDS(R) GROWTH           GROWTH-INCOME
                                         SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                 ---------------------------  --------------------------  --------------------------
                                     2019           2018          2019          2018          2019          2018
                                 ------------  -------------  ------------  ------------  ------------  ------------

Units beginning of year........     1,264,717      1,672,149     1,747,618     2,496,913     2,024,932     2,320,479
Units issued and transferred
   from other funding options..       104,000        198,591       176,070       154,922       114,475       211,830
Units redeemed and transferred
   to other funding options....     (292,639)      (606,023)     (643,499)     (904,217)     (650,130)     (507,377)
                                 ------------  -------------  ------------  ------------  ------------  ------------
Units end of year..............     1,076,078      1,264,717     1,280,189     1,747,618     1,489,277     2,024,932
                                 ============  =============  ============  ============  ============  ============

                                   BHFTI AMERICAN FUNDS(R)      BHFTI AMERICAN FUNDS(R)     BHFTI AMERICAN FUNDS(R)
                                     BALANCED ALLOCATION           GROWTH ALLOCATION          MODERATE ALLOCATION
                                         SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 ---------------------------  --------------------------  ---------------------------
                                     2019           2018          2019          2018           2019          2018
                                 ------------  -------------  ------------  ------------  -------------  ------------

Units beginning of year........       861,175      1,110,668     2,055,258     3,133,418        301,873       366,405
Units issued and transferred
   from other funding options..       119,033         75,100       270,577       128,511         14,089        70,828
Units redeemed and transferred
   to other funding options....      (11,360)      (324,593)     (222,012)   (1,206,671)       (30,110)     (135,360)
                                 ------------  -------------  ------------  ------------  -------------  ------------
Units end of year..............       968,848        861,175     2,103,823     2,055,258        285,852       301,873
                                 ============  =============  ============  ============  =============  ============

                                       BHFTI BLACKROCK             BHFTI BRIGHTHOUSE            BHFTI BRIGHTHOUSE
                                         HIGH YIELD              ASSET ALLOCATION 100            SMALL CAP VALUE
                                         SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                 ---------------------------  ---------------------------  ---------------------------
                                      2019          2018           2019          2018           2019          2018
                                 -------------  ------------  -------------  ------------  -------------  ------------

Units beginning of year........        295,881       434,668      1,714,174     2,064,798        825,525       957,507
Units issued and transferred
   from other funding options..         21,126        90,061        377,673       224,799         47,207        75,180
Units redeemed and transferred
   to other funding options....       (56,286)     (228,848)      (641,343)     (575,423)      (189,431)     (207,162)
                                 -------------  ------------  -------------  ------------  -------------  ------------
Units end of year..............        260,721       295,881      1,450,504     1,714,174        683,301       825,525
                                 =============  ============  =============  ============  =============  ============

                                            BHFTI                        BHFTI
                                    BRIGHTHOUSE/ABERDEEN        BRIGHTHOUSE/WELLINGTON            BHFTI CLARION
                                   EMERGING MARKETS EQUITY        LARGE CAP RESEARCH           GLOBAL REAL ESTATE
                                         SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                 ---------------------------  ---------------------------  ---------------------------
                                     2019          2018           2019          2018           2019          2018
                                 ------------  -------------  ------------  -------------  ------------  -------------

Units beginning of year........       366,113        411,402       368,008        430,770     1,077,380      1,256,523
Units issued and transferred
   from other funding options..        26,685        143,982         9,437         65,250        92,486        111,502
Units redeemed and transferred
   to other funding options....      (65,674)      (189,271)     (199,079)      (128,012)     (366,506)      (290,645)
                                 ------------  -------------  ------------  -------------  ------------  -------------
Units end of year..............       327,124        366,113       178,366        368,008       803,360      1,077,380
                                 ============  =============  ============  =============  ============  =============

                                   BHFTI HARRIS OAKMARK                                         BHFTI INVESCO
                                       INTERNATIONAL           BHFTI INVESCO COMSTOCK           GLOBAL EQUITY
                                        SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  ---------------------------
                                     2019          2018          2019          2018           2019          2018
                                 ------------  ------------  ------------  ------------  -------------  ------------

Units beginning of year........       941,872     1,327,445       213,308       270,655      6,214,228     7,161,320
Units issued and transferred
   from other funding options..        70,835        81,953         7,213        16,553        568,773       595,471
Units redeemed and transferred
   to other funding options....     (218,831)     (467,526)      (33,480)      (73,900)    (1,625,402)   (1,542,563)
                                 ------------  ------------  ------------  ------------  -------------  ------------
Units end of year..............       793,876       941,872       187,041       213,308      5,157,599     6,214,228
                                 ============  ============  ============  ============  =============  ============

                                        BHFTI INVESCO             BHFTI JPMORGAN                BHFTI LOOMIS
                                      SMALL CAP GROWTH            SMALL CAP VALUE               SAYLES GROWTH
                                         SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2019          2018          2019          2018          2019          2018
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........       145,065       190,743       227,823       373,594     3,272,579     3,792,372
Units issued and transferred
   from other funding options..         5,138        29,533       134,089        66,956       233,656       240,214
Units redeemed and transferred
   to other funding options....      (77,525)      (75,211)      (55,823)     (212,727)     (661,260)     (760,007)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............        72,678       145,065       306,089       227,823     2,844,975     3,272,579
                                 ============  ============  ============  ============  ============  ============

                                       BHFTI MFS(R)                  BHFTI PIMCO                 BHFTI PIMCO
                                  RESEARCH INTERNATIONAL      INFLATION PROTECTED BOND          TOTAL RETURN
                                        SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2019          2018          2019          2018          2019          2018
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........       186,266       215,215       410,883       534,774     1,743,505     1,916,955
Units issued and transferred
   from other funding options..        76,525        60,134        41,980       115,813       168,764       366,532
Units redeemed and transferred
   to other funding options....     (102,377)      (89,083)      (45,673)     (239,704)     (562,024)     (539,982)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............       160,414       186,266       407,190       410,883     1,350,245     1,743,505
                                 ============  ============  ============  ============  ============  ============

                                     BHFTI T. ROWE PRICE           BHFTI VICTORY              BHFTII BLACKROCK
                                       LARGE CAP VALUE        SYCAMORE MID CAP VALUE             BOND INCOME
                                         SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2019          2018          2019          2018          2019          2018
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........     5,169,501     5,993,113       432,051       547,957       560,718       896,839
Units issued and transferred
   from other funding options..       363,982       419,406        37,123        63,389        76,099       309,505
Units redeemed and transferred
   to other funding options....     (812,894)   (1,243,018)     (149,143)     (179,295)     (137,945)     (645,626)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............     4,720,589     5,169,501       320,031       432,051       498,872       560,718
                                 ============  ============  ============  ============  ============  ============

                                     52

                                     53

       BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF BRIGHTHOUSE LIFE INSURANCE COMPANY
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                       BHFTII BLACKROCK             BHFTII BLACKROCK            BHFTII BRIGHTHOUSE
                                     CAPITAL APPRECIATION         ULTRA-SHORT TERM BOND         ASSET ALLOCATION 20
                                          SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                 ----------------------------  --------------------------  ----------------------------
                                      2019           2018          2019          2018           2019           2018
                                 -------------  -------------  ------------  ------------  -------------  -------------

Units beginning of year........      2,173,907      2,348,926     5,463,272    10,045,274        535,750      1,342,338
Units issued and transferred
   from other funding options..        158,213        261,392       789,539     1,073,050        102,927         41,155
Units redeemed and transferred
   to other funding options....      (475,324)      (436,411)   (1,933,383)   (5,655,052)      (131,671)      (847,743)
                                 -------------  -------------  ------------  ------------  -------------  -------------
Units end of year..............      1,856,796      2,173,907     4,319,428     5,463,272        507,006        535,750
                                 =============  =============  ============  ============  =============  =============

                                      BHFTII BRIGHTHOUSE           BHFTII BRIGHTHOUSE            BHFTII BRIGHTHOUSE
                                      ASSET ALLOCATION 40          ASSET ALLOCATION 60           ASSET ALLOCATION 80
                                          SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                 ----------------------------  ----------------------------  --------------------------
                                      2019           2018          2019           2018           2019          2018
                                 -------------  -------------  -------------  -------------  ------------  ------------

Units beginning of year........      1,371,132      1,539,949      9,295,539     12,154,232     6,828,231     8,613,169
Units issued and transferred
   from other funding options..        140,014        117,974      1,344,133      1,870,146       513,793       768,455
Units redeemed and transferred
   to other funding options....      (156,282)      (286,791)    (2,500,008)    (4,728,839)   (2,050,352)   (2,553,393)
                                 -------------  -------------  -------------  -------------  ------------  ------------
Units end of year..............      1,354,864      1,371,132      8,139,664      9,295,539     5,291,672     6,828,231
                                 =============  =============  =============  =============  ============  ============

                                                                       BHFTII
                                     BHFTII BRIGHTHOUSE/       BRIGHTHOUSE/WELLINGTON           BHFTII FRONTIER
                                     WELLINGTON BALANCED      CORE EQUITY OPPORTUNITIES         MID CAP GROWTH
                                         SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                 ---------------------------  --------------------------  --------------------------
                                     2019           2018          2019          2018          2019          2018
                                 ------------  -------------  ------------  ------------  ------------  ------------

Units beginning of year........       343,315        415,127       865,342     1,033,119     2,989,069     3,472,193
Units issued and transferred
   from other funding options..        66,600        110,644        57,134       143,875       365,440       245,394
Units redeemed and transferred
   to other funding options....      (72,377)      (182,456)     (266,715)     (311,652)   (1,278,991)     (728,518)
                                 ------------  -------------  ------------  ------------  ------------  ------------
Units end of year..............       337,538        343,315       655,761       865,342     2,075,518     2,989,069
                                 ============  =============  ============  ============  ============  ============

                                                                   BHFTII METLIFE             BHFTII METLIFE
                                   BHFTII JENNISON GROWTH       AGGREGATE BOND INDEX        MSCI EAFE(R) INDEX
                                         SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2019          2018          2019          2018          2019          2018
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........       715,203       953,785         5,623         5,635        18,836        18,845
Units issued and transferred
   from other funding options..        61,558       187,410            --            --            --            --
Units redeemed and transferred
   to other funding options....      (60,095)     (425,992)         (229)          (12)          (78)           (9)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............       716,666       715,203         5,394         5,623        18,758        18,836
                                 ============  ============  ============  ============  ============  ============

                                       BHFTII METLIFE               BHFTII METLIFE                BHFTII MFS(R)
                                    RUSSELL 2000(R) INDEX             STOCK INDEX                 TOTAL RETURN
                                         SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                 ---------------------------  ---------------------------  ---------------------------
                                     2019          2018            2019          2018          2019           2018
                                 ------------  -------------  -------------  ------------  ------------  -------------

Units beginning of year........        20,787         20,792      3,947,658     4,410,710     2,061,855      2,709,663
Units issued and transferred
   from other funding options..            --             --        157,606       747,038       223,135        236,454
Units redeemed and transferred
   to other funding options....          (37)            (5)      (697,119)   (1,210,090)     (639,686)      (884,262)
                                 ------------  -------------  -------------  ------------  ------------  -------------
Units end of year..............        20,750         20,787      3,408,145     3,947,658     1,645,304      2,061,855
                                 ============  =============  =============  ============  ============  =============

                                                                      BHFTII                BHFTII T. ROWE PRICE
                                     BHFTII MFS(R) VALUE     NEUBERGER BERMAN GENESIS         LARGE CAP GROWTH
                                         SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2019          2018          2019          2018          2019          2018
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........     1,932,410     2,342,506       200,008       208,900     1,188,324     1,511,959
Units issued and transferred
   from other funding options..       184,625       263,644         9,771        12,073       102,876       214,600
Units redeemed and transferred
   to other funding options....     (334,903)     (673,740)      (24,467)      (20,965)     (269,435)     (538,235)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............     1,782,132     1,932,410       185,312       200,008     1,021,765     1,188,324
                                 ============  ============  ============  ============  ============  ============

                                                                         BHFTII                        BHFTII
                                    BHFTII T. ROWE PRICE        WESTERN ASSET MANAGEMENT      WESTERN ASSET MANAGEMENT
                                      SMALL CAP GROWTH        STRATEGIC BOND OPPORTUNITIES         U.S. GOVERNMENT
                                         SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                 ---------------------------  -----------------------------  ---------------------------
                                      2019          2018            2019          2018            2019          2018
                                 -------------  ------------   -------------  ------------   -------------  ------------

Units beginning of year........      1,762,596     1,839,321         840,550     1,208,839       1,145,397     1,521,076
Units issued and transferred
   from other funding options..        148,292       271,323          40,778        74,809         153,534       199,836
Units redeemed and transferred
   to other funding options....      (438,316)     (348,048)       (207,699)     (443,098)       (325,787)     (575,515)
                                 -------------  ------------   -------------  ------------   -------------  ------------
Units end of year..............      1,472,572     1,762,596         673,629       840,550         973,144     1,145,397
                                 =============  ============   =============  ============   =============  ============

                                                                                                 FTVIPT FRANKLIN
                                 FIDELITY(R) VIP CONTRAFUND     FIDELITY(R) VIP MID CAP     SMALL-MID CAP GROWTH VIP
                                         SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                 ---------------------------  ---------------------------  ---------------------------
                                     2019          2018           2019          2018           2019          2018
                                 ------------  -------------  ------------  -------------  ------------  -------------

Units beginning of year........     1,602,062      1,797,593     1,588,410      1,855,777       192,048        254,982
Units issued and transferred
   from other funding options..       205,653        193,153       105,044        166,969        30,345         18,249
Units redeemed and transferred
   to other funding options....     (454,482)      (388,684)     (394,309)      (434,336)      (42,322)       (81,183)
                                 ------------  -------------  ------------  -------------  ------------  -------------
Units end of year..............     1,353,233      1,602,062     1,299,145      1,588,410       180,071        192,048
                                 ============  =============  ============  =============  ============  =============

                                     54

                                     55

       BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF BRIGHTHOUSE LIFE INSURANCE COMPANY
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                      FTVIPT TEMPLETON             FTVIPT TEMPLETON
                                   DEVELOPING MARKETS VIP             FOREIGN VIP          JANUS HENDERSON ENTERPRISE
                                         SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                 ---------------------------  ---------------------------  --------------------------
                                     2019          2018            2019          2018          2019          2018
                                 ------------  -------------  -------------  ------------  ------------  ------------

Units beginning of year........       378,067        413,681        483,609       641,037     3,159,636     3,727,241
Units issued and transferred
   from other funding options..        26,587         60,527         61,603        78,470        85,997       434,263
Units redeemed and transferred
   to other funding options....     (104,814)       (96,141)      (125,169)     (235,898)     (331,130)   (1,001,868)
                                 ------------  -------------  -------------  ------------  ------------  ------------
Units end of year..............       299,840        378,067        420,043       483,609     2,914,503     3,159,636
                                 ============  =============  =============  ============  ============  ============

                                      LMPET CLEARBRIDGE           LMPIT WESTERN ASSET         LMPVET CLEARBRIDGE
                                       SMALL CAP VALUE              CORPORATE BOND        VARIABLE AGGRESSIVE GROWTH
                                         SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 ---------------------------  --------------------------  ---------------------------
                                     2019           2018          2019          2018           2019          2018
                                 ------------  -------------  ------------  ------------  -------------  ------------

Units beginning of year........         6,495          6,564       722,323       839,423        888,467     1,088,360
Units issued and transferred
   from other funding options..            --             --        86,382       126,125         33,318        85,580
Units redeemed and transferred
   to other funding options....         (195)           (69)     (245,672)     (243,225)      (167,795)     (285,473)
                                 ------------  -------------  ------------  ------------  -------------  ------------
Units end of year..............         6,300          6,495       563,033       722,323        753,990       888,467
                                 ============  =============  ============  ============  =============  ============

                                     LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE           LMPVET CLEARBRIDGE
                                    VARIABLE APPRECIATION    VARIABLE DIVIDEND STRATEGY    VARIABLE LARGE CAP GROWTH
                                         SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                 --------------------------  ---------------------------  --------------------------
                                     2019          2018          2019          2018           2019          2018
                                 ------------  ------------  ------------  ------------   ------------  ------------

Units beginning of year........     1,661,725     2,198,695       451,480       598,212        212,375       245,163
Units issued and transferred
   from other funding options..       126,416       135,296        30,004        24,327         19,018         6,952
Units redeemed and transferred
   to other funding options....     (326,403)     (672,266)      (57,224)     (171,059)       (58,624)      (39,740)
                                 ------------  ------------  ------------  ------------   ------------  ------------
Units end of year..............     1,461,738     1,661,725       424,260       451,480        172,769       212,375
                                 ============  ============  ============  ============   ============  ============

                                                                                                   LMPVIT
                                     LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE        WESTERN ASSET VARIABLE
                                  VARIABLE LARGE CAP VALUE    VARIABLE SMALL CAP GROWTH    GLOBAL HIGH YIELD BOND
                                         SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2019          2018          2019          2018          2019          2018
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........       260,625       375,145       286,215       360,160       403,832       497,682
Units issued and transferred
   from other funding options..        41,812         9,665        14,435        66,475        41,284        77,348
Units redeemed and transferred
   to other funding options....      (98,273)     (124,185)      (43,060)     (140,420)      (87,979)     (171,198)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............       204,164       260,625       257,590       286,215       357,137       403,832
                                 ============  ============  ============  ============  ============  ============

                                                  TAP 1919
                                              VARIABLE SOCIALLY
                                             RESPONSIVE BALANCED
                                                 SUBACCOUNT
                                        ---------------------------
                                             2019          2018
                                        -------------  ------------

Units beginning of year...............      1,725,263     1,780,946
Units issued and transferred
   from other funding options.........          4,992        15,752
Units redeemed and transferred
   to other funding options...........    (1,646,160)      (71,435)
                                        -------------  ------------
Units end of year.....................         84,095     1,725,263
                                        =============  ============

                                     56

                                     57

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the
Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2019:

                                                          AS OF DECEMBER 31
                                           ----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  --------------

  American Funds(R) Global           2019     1,076,078       3.50 - 4.26       3,925,696
     Growth Subaccount               2018     1,264,717       2.63 - 3.15       3,464,524
                                     2017     1,672,149       2.93 - 3.48       5,103,955
                                     2016     2,282,665       2.26 - 2.65       5,382,080
                                     2015     3,132,892       2.28 - 2.64       7,445,724

  American Funds(R) Growth           2019     1,280,189       3.61 - 4.32       4,884,304
     Subaccount                      2018     1,747,618       2.80 - 3.31       5,158,565
                                     2017     2,496,913       2.85 - 3.33       7,479,799
                                     2016     4,748,763       2.25 - 2.64      11,352,676
                                     2015     5,766,709       2.09 - 2.42      12,721,243

  American Funds(R)                  2019     1,489,277       2.93 - 3.50       4,566,110
     Growth-Income Subaccount        2018     2,024,932       2.35 - 2.87       4,966,534
                                     2017     2,320,479       2.43 - 2.93       5,858,614
                                     2016     3,429,073       2.02 - 2.40       7,212,387
                                     2015     4,290,448       1.84 - 2.15       8,222,692

  BHFTI American Funds(R)            2019       968,848       1.72 - 1.99       1,707,590
     Balanced Allocation             2018       861,175       1.46 - 1.67       1,280,624
     Subaccount                      2017     1,110,668       1.55 - 1.75       1,754,973
                                     2016     1,387,051       1.35 - 1.50       1,905,216
                                     2015     1,856,192       1.27 - 1.40       2,394,796

  BHFTI American Funds(R)            2019     2,103,823       1.85 - 2.14       4,190,486
     Growth Allocation Subaccount    2018     2,055,258       1.52 - 1.73       3,345,061
                                     2017     3,133,418       1.63 - 1.84       5,388,522
                                     2016     3,784,756       1.37 - 1.52       5,394,491
                                     2015     4,024,702       1.27 - 1.40       5,313,984

  BHFTI American Funds(R)            2019       285,852       1.59 - 1.77         467,668
     Moderate Allocation             2018       301,873       1.39 - 1.53         430,302
     Subaccount                      2017       366,405       1.46 - 1.59         548,542
                                     2016     1,904,097       1.31 - 1.46       2,579,071
                                     2015     1,709,461       1.25 - 1.37       2,191,347

  BHFTI BlackRock High Yield         2019       260,721       3.29 - 4.05         889,208
     Subaccount                      2018       295,881       2.90 - 3.66         893,590
                                     2017       434,668       3.02 - 3.77       1,371,974
                                     2016       647,362       2.41 - 3.50       1,945,135
                                     2015       763,327       2.13 - 3.07       2,031,907

  BHFTI Brighthouse Asset            2019     1,450,504       1.83 - 2.07       2,732,104
     Allocation 100 Subaccount       2018     1,714,174       1.46 - 1.63       2,571,415
                                     2017     2,064,798       1.65 - 1.83       3,494,661
                                     2016     2,600,043       1.36 - 1.55       3,642,951
                                     2015     2,965,561       1.04 - 1.43       3,860,702

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------

  American Funds(R) Global           2019      1.10         0.25 - 1.50         33.26 - 34.94
     Growth Subaccount               2018      0.58         0.25 - 1.50      (10.41) - (9.27)
                                     2017      0.64         0.25 - 1.50         29.52 - 31.14
                                     2016      0.84         0.25 - 1.50         (0.88) - 0.37
                                     2015      0.94         0.25 - 1.50           5.34 - 6.67

  American Funds(R) Growth           2019      0.70         0.35 - 1.50         28.83 - 30.32
     Subaccount                      2018      0.40         0.35 - 1.50       (1.74) - (0.60)
                                     2017      0.50         0.35 - 1.50         26.39 - 27.84
                                     2016      0.75         0.25 - 1.50           7.86 - 9.21
                                     2015      0.55         0.25 - 1.50           5.27 - 6.59

  American Funds(R)                  2019      1.56         0.35 - 1.50         24.26 - 25.70
     Growth-Income Subaccount        2018      1.36         0.15 - 1.50       (3.26) - (1.93)
                                     2017      1.31         0.15 - 1.50         20.57 - 22.20
                                     2016      1.40         0.15 - 1.50          9.86 - 11.35
                                     2015      1.25         0.15 - 1.50         (0.06) - 1.30

  BHFTI American Funds(R)            2019      1.79         0.25 - 1.50         17.75 - 19.23
     Balanced Allocation             2018      1.40         0.25 - 1.50       (5.74) - (4.55)
     Subaccount                      2017      1.47         0.25 - 1.50         15.12 - 16.56
                                     2016      1.81         0.25 - 1.50           6.20 - 7.54
                                     2015      1.47         0.25 - 1.50       (2.18) - (0.95)

  BHFTI American Funds(R)            2019      1.71         0.25 - 1.50         21.80 - 23.33
     Growth Allocation Subaccount    2018      1.26         0.25 - 1.50       (7.18) - (6.01)
                                     2017      1.28         0.25 - 1.50         19.54 - 21.04
                                     2016      1.28         0.25 - 1.50           7.34 - 8.69
                                     2015      1.30         0.25 - 1.50       (2.23) - (1.00)

  BHFTI American Funds(R)            2019      1.92         0.60 - 1.50         14.43 - 15.46
     Moderate Allocation             2018      1.54         0.60 - 1.50       (4.86) - (4.00)
     Subaccount                      2017      2.00         0.60 - 1.50         11.29 - 12.29
                                     2016      1.91         0.25 - 1.50           5.42 - 6.75
                                     2015      1.93         0.25 - 1.50       (2.20) - (0.97)

  BHFTI BlackRock High Yield         2019      5.94         0.49 - 1.39         13.46 - 14.48
     Subaccount                      2018      4.61         0.34 - 1.39       (3.93) - (2.91)
                                     2017      5.45         0.34 - 1.39           6.58 - 7.70
                                     2016      6.89         0.14 - 1.39         12.69 - 14.10
                                     2015      8.11         0.14 - 1.39       (5.07) - (3.87)

  BHFTI Brighthouse Asset            2019      1.44         0.60 - 1.50         25.58 - 26.72
     Allocation 100 Subaccount       2018      1.04         0.60 - 1.50     (11.41) - (10.61)
                                     2017      1.17         0.60 - 1.50         21.11 - 22.20
                                     2016      2.24         0.25 - 1.50           7.36 - 8.71
                                     2015      1.34         0.25 - 1.50       (5.43) - (2.25)

                                     58

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------

  BHFTI Brighthouse Small Cap   2019       683,301       3.30 - 4.00       2,390,635
     Value Subaccount           2018       825,525       2.60 - 3.12       2,264,164
                                2017       957,507       3.12 - 3.69       3,119,303
                                2016     1,449,208       2.83 - 3.36       4,269,292
                                2015     2,239,704       2.19 - 2.57       5,085,307

  BHFTI Brighthouse/Aberdeen    2019       327,124       1.24 - 1.40         417,952
     Emerging Markets Equity    2018       366,113       1.04 - 1.19         392,338
     Subaccount                 2017       411,402       1.23 - 1.39         518,228
                                2016       559,067       0.97 - 1.11         556,506
                                2015       755,372       0.88 - 0.99         682,093

  BHFTI Brighthouse/Wellington  2019       178,366       2.42 - 2.93         448,532
     Large Cap Research         2018       368,008       1.86 - 2.94         729,555
     Subaccount                 2017       430,770       2.01 - 3.15         920,287
                                2016       626,954       1.68 - 2.59       1,107,365
                                2015       717,319       1.57 - 2.40       1,193,645

  BHFTI Clarion Global Real     2019       803,360       1.41 - 1.63       1,184,378
     Estate Subaccount          2018     1,077,380       1.14 - 1.32       1,281,154
                                2017     1,256,523       1.27 - 1.45       1,644,474
                                2016     1,774,143       1.16 - 1.32       2,124,531
                                2015     2,654,864       1.16 - 1.30       3,186,828

  BHFTI Harris Oakmark          2019       793,876       2.56 - 3.45       2,160,316
     International Subaccount   2018       941,872       2.08 - 2.78       2,082,457
                                2017     1,327,445       2.77 - 3.65       3,872,924
                                2016     1,776,082       2.15 - 2.80       4,019,177
                                2015     2,359,652       2.00 - 2.59       4,991,505

  BHFTI Invesco Comstock        2019       187,041       3.16 - 3.82         623,444
     Subaccount                 2018       213,308       2.56 - 3.07         571,564
                                2017       270,655       2.96 - 3.51         836,760
                                2016       371,165       2.55 - 3.02         982,145
                                2015       429,815       2.21 - 2.58         982,083

  BHFTI Invesco Global Equity   2019     5,157,599       1.78 - 1.92       9,297,160
     Subaccount                 2018     6,214,228       1.37 - 1.46       8,625,408
                                2017     7,161,320       1.60 - 1.69      11,578,277
                                2016     8,907,295       1.19 - 2.63      10,665,394
                                2015    11,552,085       1.20 - 2.66      13,966,324

  BHFTI Invesco Small Cap       2019        72,678       3.09 - 3.52         232,330
     Growth Subaccount          2018       145,065       2.52 - 2.84         379,811
                                2017       190,743       2.80 - 3.13         561,154
                                2016       405,584       2.27 - 2.61         966,014
                                2015       548,961       2.06 - 2.32       1,180,103

  BHFTI JPMorgan Small Cap      2019       306,089       2.18 - 2.53         690,626
     Value Subaccount           2018       227,823       1.85 - 2.13         436,855
                                2017       373,594       2.18 - 2.48         835,906
                                2016       269,682       2.13 - 2.40         592,084
                                2015       322,306       1.66 - 1.84         545,633

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------

  BHFTI Brighthouse Small Cap   2019      0.90         0.35 - 1.50         26.86 - 28.33
     Value Subaccount           2018      1.02         0.35 - 1.50     (16.50) - (15.53)
                                2017      0.94         0.35 - 1.50         10.04 - 11.31
                                2016      1.07         0.25 - 1.50         29.30 - 30.93
                                2015      0.10         0.25 - 1.50       (6.82) - (5.64)

  BHFTI Brighthouse/Aberdeen    2019      1.91         0.60 - 1.50         19.18 - 20.26
     Emerging Markets Equity    2018      3.16         0.45 - 1.50     (15.21) - (14.31)
     Subaccount                 2017      1.36         0.45 - 1.50         26.68 - 28.01
                                2016      1.26         0.25 - 1.50         10.17 - 11.55
                                2015      2.20         0.25 - 1.50     (14.95) - (13.87)

  BHFTI Brighthouse/Wellington  2019      1.27         0.60 - 1.50         29.87 - 31.04
     Large Cap Research         2018      0.89         0.35 - 1.50       (7.70) - (6.62)
     Subaccount                 2017      0.98         0.35 - 1.50         20.12 - 21.51
                                2016      2.31         0.35 - 1.50           6.68 - 7.92
                                2015      0.82         0.25 - 1.50           2.90 - 4.19

  BHFTI Clarion Global Real     2019      3.57         0.45 - 1.50         23.24 - 24.54
     Estate Subaccount          2018      6.13         0.35 - 1.50       (9.73) - (8.68)
                                2017      3.78         0.35 - 1.50          9.33 - 10.59
                                2016      2.39         0.25 - 1.50         (0.35) - 0.90
                                2015      3.99         0.35 - 1.50       (2.70) - (1.57)

  BHFTI Harris Oakmark          2019      2.46         0.35 - 1.50         22.98 - 24.40
     International Subaccount   2018      1.92         0.35 - 1.50     (24.88) - (24.00)
                                2017      1.82         0.35 - 1.50         28.84 - 30.33
                                2016      2.38         0.25 - 1.50           6.81 - 8.16
                                2015      3.30         0.25 - 1.50       (5.74) - (4.55)

  BHFTI Invesco Comstock        2019      2.16         0.35 - 1.50         23.10 - 24.52
     Subaccount                 2018      0.62         0.35 - 1.50     (13.47) - (12.46)
                                2017      2.44         0.35 - 1.50         16.27 - 17.61
                                2016      2.49         0.25 - 1.50         15.55 - 17.00
                                2015      2.81         0.25 - 1.50       (7.37) - (6.21)

  BHFTI Invesco Global Equity   2019      0.91         0.35 - 1.50         29.75 - 31.25
     Subaccount                 2018      1.06         0.35 - 1.50     (14.38) - (13.38)
                                2017      1.01         0.35 - 1.50         34.88 - 36.43
                                2016      1.03         0.25 - 1.50         (1.16) - 0.08
                                2015      1.02         0.25 - 1.50           2.47 - 3.76

  BHFTI Invesco Small Cap       2019        --         0.60 - 1.50         22.78 - 23.89
     Growth Subaccount          2018        --         0.60 - 1.50      (10.14) - (9.32)
                                2017        --         0.60 - 1.50         23.74 - 24.86
                                2016        --         0.25 - 1.50         10.06 - 11.44
                                2015      0.15         0.35 - 1.50       (2.89) - (1.77)

  BHFTI JPMorgan Small Cap      2019      1.40         0.45 - 1.50         17.75 - 18.99
     Value Subaccount           2018      1.29         0.45 - 1.50     (15.05) - (14.15)
                                2017      1.54         0.45 - 1.50           2.09 - 3.16
                                2016      1.86         0.45 - 1.50         28.91 - 30.27
                                2015      1.43         0.45 - 1.50       (8.63) - (7.67)

                                     59

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------

  BHFTI Loomis Sayles Growth    2019     2,844,975       5.43 - 6.94      16,236,267
     Subaccount                 2018     3,272,579       4.45 - 5.63      15,242,709
                                2017     3,792,372       4.85 - 6.07      19,209,119
                                2016     4,996,335       2.25 - 5.14      21,646,514
                                2015     5,788,460       2.19 - 5.01      24,656,909

  BHFTI MFS(R) Research         2019       160,414       2.00 - 2.37         344,634
     International Subaccount   2018       186,266       1.58 - 1.86         306,225
                                2017       215,215       1.87 - 2.17         416,409
                                2016       196,645       1.48 - 1.80         300,565
                                2015       267,946       1.51 - 1.82         422,498

  BHFTI PIMCO Inflation         2019       407,190       1.36 - 1.55         572,580
     Protected Bond Subaccount  2018       410,883       1.27 - 1.44         540,824
                                2017       534,774       1.32 - 1.48         730,211
                                2016       840,705       1.29 - 1.49       1,130,632
                                2015     1,095,415       1.25 - 1.39       1,414,981

  BHFTI PIMCO Total Return      2019     1,350,245       1.98 - 2.51       2,816,890
     Subaccount                 2018     1,743,505       1.86 - 2.24       3,398,803
                                2017     1,916,955       1.89 - 2.25       3,798,697
                                2016     2,622,909       1.84 - 2.23       5,047,931
                                2015     3,909,510       1.82 - 2.18       7,407,869

  BHFTI T. Rowe Price Large     2019     4,720,589       1.82 - 2.48       9,980,519
     Cap Value Subaccount       2018     5,169,501       1.46 - 1.96       8,742,877
                                2017     5,993,113       1.62 - 2.17      11,262,560
                                2016     7,496,656       1.41 - 2.10      12,209,087
                                2015     9,226,186       1.23 - 1.81      13,163,926

  BHFTI Victory Sycamore Mid    2019       320,031       2.32 - 2.67         770,558
     Cap Value Subaccount       2018       432,051       1.82 - 2.16         816,045
                                2017       547,957       2.06 - 2.41       1,171,639
                                2016       642,208       1.91 - 2.24       1,284,365
                                2015       902,951       1.68 - 1.94       1,583,667

  BHFTII BlackRock Bond         2019       498,872       2.03 - 2.57       1,063,452
     Income Subaccount          2018       560,718       1.87 - 2.35       1,101,763
                                2017       896,839       1.91 - 2.37       1,834,866
                                2016     1,359,353       1.86 - 2.28       2,702,094
                                2015     1,498,715       1.83 - 2.22       2,921,615

  BHFTII BlackRock Capital      2019     1,856,796       3.84 - 4.90       7,485,913
     Appreciation Subaccount    2018     2,173,907       2.93 - 3.70       6,678,088
                                2017     2,348,926       2.91 - 3.63       7,119,220
                                2016     3,720,742       1.54 - 2.72       8,726,023
                                2015     4,117,454       1.55 - 2.73       9,759,581

  BHFTII BlackRock              2019     4,319,428       1.07 - 1.34       4,924,133
     Ultra-Short Term Bond      2018     5,463,272       1.06 - 1.32       6,181,970
     Subaccount                 2017    10,045,274       1.06 - 1.30      11,723,454
                                2016    11,009,357       1.07 - 1.30      12,760,659
                                2015    12,765,470       1.08 - 1.30      14,857,345

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------

  BHFTI Loomis Sayles Growth    2019      1.03         0.45 - 1.50         21.99 - 23.28
     Subaccount                 2018      0.81         0.45 - 1.50       (8.20) - (7.23)
                                2017      0.95         0.45 - 1.50         16.94 - 18.17
                                2016      0.66         0.25 - 1.50           1.45 - 2.73
                                2015      0.42         0.25 - 1.50       (5.24) - (4.05)

  BHFTI MFS(R) Research         2019      1.42         0.60 - 1.50         26.40 - 27.55
     International Subaccount   2018      2.19         0.60 - 1.50     (15.28) - (14.51)
                                2017      1.77         0.60 - 1.50         26.25 - 27.39
                                2016      2.16         0.25 - 1.50       (2.35) - (1.12)
                                2015      2.74         0.25 - 1.50       (3.24) - (2.02)

  BHFTI PIMCO Inflation         2019      3.64         0.60 - 1.50           6.87 - 7.84
     Protected Bond Subaccount  2018      1.90         0.60 - 1.50       (3.59) - (2.71)
                                2017      1.86         0.60 - 1.50           2.26 - 3.19
                                2016        --         0.25 - 1.50           3.60 - 4.90
                                2015      6.26         0.45 - 1.50       (4.36) - (3.35)

  BHFTI PIMCO Total Return      2019      2.94         0.25 - 1.50           6.85 - 8.19
     Subaccount                 2018      1.34         0.35 - 1.50       (1.72) - (0.58)
                                2017      1.79         0.35 - 1.50           2.95 - 4.14
                                2016      2.61         0.25 - 1.50           1.08 - 2.35
                                2015      5.37         0.25 - 1.50       (1.48) - (0.24)

  BHFTI T. Rowe Price Large     2019      2.11         0.25 - 1.50         24.63 - 26.20
     Cap Value Subaccount       2018      1.80         0.25 - 1.50      (10.52) - (9.39)
                                2017      2.04         0.25 - 1.50         15.21 - 16.66
                                2016      2.89         0.25 - 1.50         14.22 - 15.77
                                2015      1.53         0.25 - 1.50       (5.02) - (3.73)

  BHFTI Victory Sycamore Mid    2019      1.10         0.60 - 1.50         27.06 - 28.21
     Cap Value Subaccount       2018      0.54         0.35 - 1.50     (11.49) - (10.46)
                                2017      0.86         0.35 - 1.50           7.85 - 9.09
                                2016      0.67         0.25 - 1.50         13.78 - 15.22
                                2015      0.46         0.25 - 1.50      (10.34) - (9.21)

  BHFTII BlackRock Bond         2019      3.75         0.45 - 1.50           8.19 - 9.33
     Income Subaccount          2018      3.04         0.45 - 1.50       (1.85) - (0.81)
                                2017      3.11         0.45 - 1.50           2.56 - 3.64
                                2016      3.19         0.25 - 1.50           1.59 - 2.86
                                2015      3.66         0.25 - 1.50         (0.90) - 0.34

  BHFTII BlackRock Capital      2019      0.22         0.45 - 1.50         30.87 - 32.26
     Appreciation Subaccount    2018      0.12         0.45 - 1.50           0.89 - 1.96
                                2017      0.11         0.45 - 1.50         31.94 - 33.33
                                2016        --         0.25 - 1.50       (1.40) - (0.16)
                                2015        --         0.25 - 1.50           4.70 - 6.01

  BHFTII BlackRock              2019      1.74         0.25 - 1.50           0.47 - 1.73
     Ultra-Short Term Bond      2018      0.74         0.15 - 1.50           0.15 - 1.51
     Subaccount                 2017      0.17         0.15 - 1.50         (0.76) - 0.59
                                2016      0.02         0.15 - 1.50         (1.29) - 0.05
                                2015        --         0.15 - 1.50       (1.49) - (0.15)

                                     60

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------

  BHFTII Brighthouse Asset       2019       507,006       1.53 - 1.73         796,859
     Allocation 20 Subaccount    2018       535,750       1.39 - 1.55         757,262
                                 2017     1,342,338       1.45 - 1.61       1,981,626
                                 2016     1,805,635       1.37 - 1.57       2,535,180
                                 2015     2,275,719       1.33 - 1.45       3,102,756

  BHFTII Brighthouse Asset       2019     1,354,864       1.64 - 1.90       2,405,197
     Allocation 40 Subaccount    2018     1,371,132       1.44 - 1.65       2,116,067
                                 2017     1,539,949       1.53 - 1.73       2,498,531
                                 2016     1,933,039       1.41 - 1.57       2,854,698
                                 2015     2,793,075       1.35 - 1.49       3,909,030

  BHFTII Brighthouse Asset       2019     8,139,664       1.74 - 2.06      14,592,737
     Allocation 60 Subaccount    2018     9,295,539       1.48 - 1.73      14,176,493
                                 2017    12,154,232       1.60 - 1.85      19,991,649
                                 2016    13,974,923       1.41 - 1.62      20,333,319
                                 2015    16,518,457       1.34 - 1.51      22,707,494

  BHFTII Brighthouse Asset       2019     5,291,672       1.82 - 2.13       9,994,593
     Allocation 80 Subaccount    2018     6,828,231       1.49 - 1.72      10,531,424
                                 2017     8,613,169       1.65 - 1.88      14,607,696
                                 2016    12,190,205       1.40 - 1.59      17,591,094
                                 2015    13,589,820       1.32 - 1.47      18,400,385

  BHFTII Brighthouse/Wellington  2019       337,538       2.19 - 2.56         772,276
     Balanced Subaccount         2018       343,315       1.81 - 2.09         651,019
                                 2017       415,127       1.91 - 2.18         826,816
                                 2016       850,499       1.68 - 1.94       1,470,807
                                 2015     1,066,950       1.60 - 1.82       1,760,276

  BHFTII Brighthouse/Wellington  2019       655,761       2.57 - 3.22       1,786,912
     Core Equity Opportunities   2018       865,342       1.99 - 2.47       1,812,393
     Subaccount                  2017     1,033,119       2.02 - 2.48       2,190,918
                                 2016     1,505,982       1.72 - 2.09       2,708,162
                                 2015     1,675,558       1.63 - 1.96       2,837,028

  BHFTII Frontier Mid Cap        2019     2,075,518       1.52 - 1.85       3,269,125
     Growth Subaccount           2018     2,989,069       1.16 - 1.40       3,598,246
                                 2017     3,472,193       1.25 - 1.49       4,500,985
                                 2016     4,056,271       1.02 - 1.24       4,270,028
                                 2015     4,748,325       0.98 - 1.18       4,813,324

  BHFTII Jennison Growth         2019       716,666       2.45 - 2.91       1,874,200
     Subaccount                  2018       715,203       1.87 - 2.34       1,428,162
                                 2017       953,785       1.90 - 2.34       1,919,746
                                 2016     1,277,253       1.40 - 1.71       1,926,126
                                 2015     1,526,972       1.42 - 1.71       2,322,197

  BHFTII MetLife Aggregate       2019         5,394       1.79 - 2.03          10,543
     Bond Index Subaccount       2018         5,623       1.67 - 1.88          10,205
                                 2017         5,635       1.70 - 1.90          10,351
                                 2016         5,635       1.67 - 1.86          10,129
                                 2015        13,950       1.66 - 1.83          24,186

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------

  BHFTII Brighthouse Asset       2019      2.26         0.60 - 1.50        10.07 - 11.07
     Allocation 20 Subaccount    2018      2.27         0.60 - 1.50      (4.07) - (3.20)
                                 2017      2.09         0.60 - 1.50          5.34 - 6.29
                                 2016      3.16         0.25 - 1.50          2.97 - 4.27
                                 2015      1.90         0.60 - 1.50      (2.07) - (1.18)

  BHFTII Brighthouse Asset       2019      2.11         0.45 - 1.50        13.87 - 15.08
     Allocation 40 Subaccount    2018      2.00         0.45 - 1.50      (5.83) - (4.83)
                                 2017      2.12         0.45 - 1.50         9.00 - 10.15
                                 2016      3.70         0.45 - 1.50          4.51 - 5.61
                                 2015      0.28         0.45 - 1.50      (2.55) - (1.52)

  BHFTII Brighthouse Asset       2019      1.90         0.25 - 1.50        17.65 - 19.12
     Allocation 60 Subaccount    2018      1.45         0.25 - 1.50      (7.53) - (6.36)
                                 2017      1.76         0.25 - 1.50        13.03 - 14.45
                                 2016      3.07         0.25 - 1.50          5.51 - 6.84
                                 2015      0.54         0.25 - 1.50      (2.74) - (1.51)

  BHFTII Brighthouse Asset       2019      1.74         0.35 - 1.50        21.89 - 23.30
     Allocation 80 Subaccount    2018      1.24         0.35 - 1.50      (9.49) - (8.43)
                                 2017      1.59         0.35 - 1.50        17.39 - 18.75
                                 2016      2.90         0.35 - 1.50          6.53 - 7.76
                                 2015      0.34         0.35 - 1.50      (3.16) - (2.04)

  BHFTII Brighthouse/Wellington  2019      2.14         0.45 - 1.50        21.16 - 22.44
     Balanced Subaccount         2018      1.66         0.45 - 1.50      (5.20) - (4.20)
                                 2017      2.14         0.45 - 1.50        13.43 - 14.62
                                 2016      2.88         0.25 - 1.50          5.40 - 6.73
                                 2015      1.87         0.25 - 1.50          1.05 - 2.32

  BHFTII Brighthouse/Wellington  2019      1.65         0.45 - 1.50        28.99 - 30.35
     Core Equity Opportunities   2018      1.80         0.45 - 1.50      (1.58) - (0.54)
     Subaccount                  2017      1.56         0.45 - 1.50        17.30 - 18.53
                                 2016      1.76         0.25 - 1.50          5.75 - 7.08
                                 2015      1.85         0.25 - 1.50          0.87 - 2.14

  BHFTII Frontier Mid Cap        2019        --         0.45 - 1.50        31.03 - 32.41
     Growth Subaccount           2018        --         0.45 - 1.50      (7.17) - (6.19)
                                 2017        --         0.45 - 1.50        23.28 - 24.58
                                 2016        --         0.25 - 1.50          3.73 - 5.03
                                 2015        --         0.25 - 1.50          1.25 - 2.52

  BHFTII Jennison Growth         2019      0.44         0.60 - 1.50        30.52 - 32.03
     Subaccount                  2018      0.34         0.25 - 1.50        (1.38) - 0.10
                                 2017      0.31         0.25 - 1.50        34.96 - 36.98
                                 2016      0.30         0.25 - 1.50      (1.62) - (0.08)
                                 2015      0.27         0.25 - 1.50         8.89 - 10.51

  BHFTII MetLife Aggregate       2019      3.14         0.85 - 1.50          7.02 - 7.72
     Bond Index Subaccount       2018      3.03         0.85 - 1.50      (1.67) - (1.02)
                                 2017      2.92         0.85 - 1.50          1.73 - 2.39
                                 2016      2.56         0.85 - 1.50          0.83 - 1.48
                                 2015      2.88         0.85 - 1.50      (1.24) - (0.59)

                                     61

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                        -------------  ---------------  --------------

  BHFTII MetLife MSCI EAFE(R)     2019         18,758      1.25 - 1.32          24,205
     Index Subaccount             2018         18,836      1.04 - 1.17          20,198
                                  2017         18,845      1.23 - 1.37          23,791
                                  2016         18,845      1.00 - 1.11          19,303
                                  2015         31,611      1.00 - 1.10          33,398

  BHFTII MetLife Russell 2000(R)  2019         20,750      2.80 - 3.18          59,069
     Index Subaccount             2018         20,787      2.26 - 2.55          47,776
                                  2017         20,792      2.58 - 2.89          54,445
                                  2016         20,792      2.29 - 2.54          48,155
                                  2015         22,081      1.91 - 2.11          42,812

  BHFTII MetLife Stock Index      2019      3,408,145      2.73 - 4.24       9,637,156
     Subaccount                   2018      3,947,658      2.11 - 2.54       8,630,465
                                  2017      4,410,710      2.25 - 2.67      10,242,583
                                  2016      8,183,742      1.88 - 2.81      16,118,211
                                  2015      9,152,121      1.70 - 2.52      16,314,310

  BHFTII MFS(R) Total Return      2019      1,645,304      3.08 - 4.77       6,348,879
     Subaccount                   2018      2,061,855      2.57 - 3.99       6,725,096
                                  2017      2,709,663      2.74 - 4.25       9,521,417
                                  2016      3,784,790      2.27 - 3.80      12,131,414
                                  2015      4,877,849      2.09 - 3.51      14,291,415

  BHFTII MFS(R) Value             2019      1,782,132      3.16 - 3.78       5,821,140
     Subaccount                   2018      1,932,410      2.46 - 2.91       4,914,861
                                  2017      2,342,506      2.78 - 3.25       6,741,726
                                  2016      3,133,019      2.39 - 2.80       7,781,590
                                  2015      4,037,169      2.12 - 2.45       8,883,150

  BHFTII Neuberger Berman         2019        185,312      4.59 - 6.26         997,168
     Genesis Subaccount           2018        200,008      3.55 - 4.86         837,214
                                  2017        208,900      3.82 - 5.24         948,378
                                  2016        300,700      3.31 - 4.68       1,208,642
                                  2015        400,690      2.35 - 3.96       1,374,067

  BHFTII T. Rowe Price Large      2019      1,021,765      3.18 - 3.77       3,351,291
     Cap Growth Subaccount        2018      1,188,324      2.47 - 2.90       3,024,748
                                  2017      1,511,959      2.54 - 2.94       3,951,232
                                  2016      1,911,554      1.93 - 2.21       3,802,570
                                  2015      2,439,318      1.93 - 2.18       4,840,088

  BHFTII T. Rowe Price Small      2019      1,472,572      3.77 - 4.73       5,747,843
     Cap Growth Subaccount        2018      1,762,596      2.88 - 3.58       5,272,217
                                  2017      1,839,321      3.14 - 3.85       5,968,938
                                  2016      3,928,301      2.60 - 3.19      10,915,053
                                  2015      4,554,885      2.37 - 2.87      11,463,322

  BHFTII Western Asset            2019        673,629      1.99 - 2.42       1,441,280
     Management Strategic Bond    2018        840,550      1.77 - 2.12       1,586,781
     Opportunities Subaccount     2017      1,208,839      1.86 - 2.22       2,419,531
                                  2016      1,825,767      1.75 - 2.06       3,420,712
                                  2015          3,687      1.64 - 1.83           6,168

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTII MetLife MSCI EAFE(R)     2019      2.68         1.20 - 1.50         20.12 - 20.48
     Index Subaccount             2018      3.01         0.85 - 1.50     (15.20) - (14.64)
                                  2017      2.68         0.85 - 1.50         23.05 - 23.85
                                  2016      3.15         0.85 - 1.50         (0.17) - 0.48
                                  2015      3.24         0.85 - 1.50       (2.56) - (1.93)

  BHFTII MetLife Russell 2000(R)  2019      1.18         0.85 - 1.50         23.75 - 24.56
     Index Subaccount             2018      1.11         0.85 - 1.50     (12.30) - (11.73)
                                  2017      1.20         0.85 - 1.50         12.97 - 13.70
                                  2016      1.41         0.85 - 1.50         19.48 - 20.26
                                  2015      1.21         0.85 - 1.50       (5.70) - (5.08)

  BHFTII MetLife Stock Index      2019      2.12         0.25 - 1.50         29.20 - 30.82
     Subaccount                   2018      1.72         0.45 - 1.50       (6.03) - (5.03)
                                  2017      1.80         0.45 - 1.50         19.74 - 20.99
                                  2016      1.99         0.25 - 1.50         10.01 - 11.39
                                  2015      1.76         0.25 - 1.50         (0.34) - 0.91

  BHFTII MFS(R) Total Return      2019      2.17         0.35 - 1.50         18.34 - 19.71
     Subaccount                   2018      2.14         0.35 - 1.50       (7.17) - (6.09)
                                  2017      2.44         0.35 - 1.50         10.56 - 11.83
                                  2016      2.82         0.25 - 1.50           7.35 - 8.70
                                  2015      2.48         0.25 - 1.50       (1.83) - (0.60)

  BHFTII MFS(R) Value             2019      1.95         0.35 - 1.50         28.19 - 29.68
     Subaccount                   2018      1.46         0.35 - 1.50     (11.40) - (10.37)
                                  2017      2.09         0.35 - 1.50         16.25 - 17.59
                                  2016      2.31         0.25 - 1.50         12.69 - 14.10
                                  2015      2.88         0.25 - 1.50       (1.64) - (0.40)

  BHFTII Neuberger Berman         2019      0.24         0.35 - 1.50         27.75 - 29.22
     Genesis Subaccount           2018      0.35         0.35 - 1.50       (8.10) - (7.03)
                                  2017      0.41         0.35 - 1.50         14.03 - 15.35
                                  2016      0.50         0.35 - 1.50         16.92 - 18.27
                                  2015      0.45         0.25 - 1.50         (0.92) - 0.33

  BHFTII T. Rowe Price Large      2019      0.19         0.25 - 1.50         28.65 - 30.26
     Cap Growth Subaccount        2018      0.19         0.25 - 1.50       (2.63) - (1.40)
                                  2017      0.08         0.25 - 1.50         31.50 - 33.14
                                  2016        --         0.25 - 1.50           0.02 - 1.28
                                  2015        --         0.25 - 1.50          8.87 - 10.24

  BHFTII T. Rowe Price Small      2019        --         0.45 - 1.50         30.86 - 32.24
     Cap Growth Subaccount        2018        --         0.45 - 1.50       (8.18) - (7.20)
                                  2017      0.08         0.45 - 1.50         20.72 - 21.99
                                  2016      0.03         0.25 - 1.50          9.82 - 11.20
                                  2015        --         0.25 - 1.50           0.94 - 2.21

  BHFTII Western Asset            2019      4.98         0.35 - 1.50         12.78 - 14.09
     Management Strategic Bond    2018      5.34         0.35 - 1.50       (5.24) - (4.14)
     Opportunities Subaccount     2017      3.93         0.35 - 1.50           6.62 - 7.85
                                  2016      2.42         0.25 - 1.50           4.14 - 5.02
                                  2015      4.74         0.85 - 1.50       (3.46) - (2.83)

                                     62

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------

  BHFTII Western Asset           2019       973,144       1.29 - 1.52       1,288,635
     Management U.S. Government  2018     1,145,397       1.23 - 1.43       1,446,938
     Subaccount                  2017     1,521,076       1.23 - 1.42       1,919,191
                                 2016     2,496,936       1.23 - 1.40       3,155,290
                                 2015     3,286,679       1.23 - 1.39       4,154,241

  Fidelity(R) VIP Contrafund     2019     1,353,233       3.50 - 5.18       5,021,104
     Subaccount                  2018     1,602,062       2.71 - 3.96       4,594,168
                                 2017     1,797,593       2.94 - 4.26       5,579,222
                                 2016     2,428,490       2.46 - 3.52       6,313,517
                                 2015     3,489,630       2.32 - 3.27       8,482,599

  Fidelity(R) VIP Mid Cap        2019     1,299,145       4.14 - 5.23       5,648,343
     Subaccount                  2018     1,588,410       3.41 - 4.25       5,706,719
                                 2017     1,855,777       4.06 - 5.00       7,950,675
                                 2016     2,697,086       3.42 - 4.16       9,737,513
                                 2015     3,250,677       3.10 - 3.73      10,596,474

  FTVIPT Franklin Small-Mid      2019       180,071       2.47 - 3.12         455,051
     Cap Growth VIP Subaccount   2018       192,048       1.91 - 2.38         375,612
                                 2017       254,982       2.05 - 2.52         533,745
                                 2016       478,628       1.71 - 2.08         866,632
                                 2015       619,129       1.67 - 1.91       1,084,157

  FTVIPT Templeton Developing    2019       299,840       3.50 - 4.17       1,106,412
     Markets VIP Subaccount      2018       378,067       2.80 - 3.31       1,112,939
                                 2017       413,681       3.38 - 3.94       1,461,554
                                 2016       614,688       2.44 - 2.90       1,571,987
                                 2015       939,956       2.11 - 2.48       2,075,125

  FTVIPT Templeton Foreign       2019       420,043       1.62 - 1.86         702,735
     VIP Subaccount              2018       483,609       1.46 - 1.66         732,742
                                 2017       641,037       1.75 - 1.98       1,175,107
                                 2016     1,083,041       1.52 - 1.76       1,732,084
                                 2015     1,360,427       1.44 - 1.67       2,053,777

  Janus Henderson Enterprise     2019     2,914,503       1.90 - 6.78       5,810,933
     Subaccount                  2018     3,159,636       1.43 - 5.04       4,721,253
                                 2017     3,727,241       1.46 - 5.09       5,682,200
                                 2016     4,773,522       1.17 - 4.02       5,847,945
                                 2015     5,659,374       1.05 - 3.60       6,266,976

  LMPET ClearBridge Small Cap    2019         6,300       2.86 - 3.23          18,607
     Value Subaccount            2018         6,495       2.26 - 2.54          15,126
                                 2017         6,564       2.93 - 3.26          19,764
                                 2016         6,564       2.69 - 2.98          18,119
                                 2015        12,708       2.19 - 2.41          28,510

  LMPIT Western Asset            2019       563,033       2.76 - 3.41       1,623,839
     Corporate Bond Subaccount   2018       722,323       2.45 - 3.00       1,847,888
                                 2017       839,423       2.58 - 3.13       2,263,094
                                 2016       917,406       2.11 - 3.03       2,353,752
                                 2015     1,173,335       2.06 - 2.82       2,826,163

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------

  BHFTII Western Asset           2019      2.79         0.30 - 1.35           4.61 - 5.71
     Management U.S. Government  2018      2.31         0.30 - 1.35         (0.39) - 0.67
     Subaccount                  2017      2.73         0.30 - 1.35           0.57 - 1.63
                                 2016      2.75         0.30 - 1.35         (0.07) - 0.98
                                 2015      2.32         0.30 - 1.35         (0.78) - 0.27

  Fidelity(R) VIP Contrafund     2019      0.21         0.35 - 1.50         29.32 - 30.82
     Subaccount                  2018      0.43         0.35 - 1.50       (8.04) - (6.97)
                                 2017      0.74         0.35 - 1.50         19.78 - 21.16
                                 2016      0.53         0.25 - 1.50           6.13 - 7.46
                                 2015      0.71         0.25 - 1.50         (1.08) - 0.16

  Fidelity(R) VIP Mid Cap        2019      0.66         0.25 - 1.50         21.34 - 22.86
     Subaccount                  2018      0.40         0.25 - 1.50     (16.05) - (14.99)
                                 2017      0.45         0.25 - 1.50         18.75 - 20.24
                                 2016      0.29         0.25 - 1.50         10.26 - 11.64
                                 2015      0.22         0.25 - 1.50       (3.09) - (1.87)

  FTVIPT Franklin Small-Mid      2019        --         0.25 - 1.50         29.48 - 31.11
     Cap Growth VIP Subaccount   2018        --         0.25 - 1.50       (6.79) - (5.61)
                                 2017        --         0.25 - 1.50         19.60 - 21.10
                                 2016        --         0.25 - 1.50           2.62 - 3.91
                                 2015        --         0.60 - 1.50       (4.11) - (3.24)

  FTVIPT Templeton Developing    2019      1.05         0.45 - 1.50         24.81 - 26.13
     Markets VIP Subaccount      2018      0.87         0.45 - 1.50     (17.06) - (16.17)
                                 2017      1.04         0.45 - 1.50         38.33 - 39.78
                                 2016      0.85         0.25 - 1.50         15.69 - 17.15
                                 2015      2.11         0.25 - 1.50     (20.80) - (19.80)

  FTVIPT Templeton Foreign       2019      1.83         0.60 - 1.50         10.85 - 11.86
     VIP Subaccount              2018      2.54         0.60 - 1.50     (16.71) - (15.95)
                                 2017      2.68         0.60 - 1.50         14.96 - 16.00
                                 2016      2.03         0.35 - 1.50           5.58 - 6.80
                                 2015      3.24         0.25 - 1.50       (7.89) - (6.73)

  Janus Henderson Enterprise     2019      0.05         0.35 - 1.50         33.15 - 34.68
     Subaccount                  2018      0.10         0.35 - 1.50       (2.15) - (1.01)
                                 2017      0.14         0.35 - 1.50         25.20 - 26.64
                                 2016      0.02         0.25 - 1.50         10.43 - 11.82
                                 2015      0.50         0.25 - 1.50           2.22 - 3.51

  LMPET ClearBridge Small Cap    2019      0.95         0.85 - 1.50         26.63 - 27.45
     Value Subaccount            2018      0.22         0.85 - 1.50     (22.79) - (22.29)
                                 2017        --         0.85 - 1.50           8.90 - 9.61
                                 2016        --         0.85 - 1.50         22.56 - 23.36
                                 2015      0.01         0.85 - 1.50     (11.10) - (10.52)

  LMPIT Western Asset            2019      3.65         0.60 - 1.50         12.70 - 13.72
     Corporate Bond Subaccount   2018      3.74         0.60 - 1.50       (5.10) - (4.24)
                                 2017      3.49         0.60 - 1.50           5.60 - 6.55
                                 2016      3.84         0.25 - 1.50           6.37 - 7.70
                                 2015      4.12         0.25 - 1.50       (2.31) - (1.08)

                                     63

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31
                                           ----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  --------------

  LMPVET ClearBridge Variable        2019       753,990       2.60 - 3.20       2,053,514
     Aggressive Growth Subaccount    2018       888,467       2.11 - 2.57       1,966,380
                                     2017     1,088,360       2.34 - 2.82       2,655,614
                                     2016     1,523,795       2.04 - 2.45       3,229,889
                                     2015     2,259,884       2.05 - 2.43       4,838,979

  LMPVET ClearBridge Variable        2019     1,461,738       3.61 - 4.52       5,557,150
     Appreciation Subaccount         2018     1,661,725       2.82 - 3.49       4,926,890
                                     2017     2,198,695       2.91 - 3.57       6,687,055
                                     2016     2,750,250       2.47 - 3.00       7,100,037
                                     2015     3,046,939       2.27 - 2.75       7,252,760

  LMPVET ClearBridge Variable        2019       424,260       3.09 - 3.59       1,349,655
     Dividend Strategy Subaccount    2018       451,480       2.38 - 2.86       1,105,917
                                     2017       598,212       2.54 - 3.03       1,555,656
                                     2016       779,625       2.17 - 2.55       1,745,480
                                     2015       987,970       1.91 - 2.23       1,963,503

  LMPVET ClearBridge Variable        2019       172,769       5.14 - 6.22         923,679
     Large Cap Growth Subaccount     2018       212,375       3.95 - 4.73         869,225
                                     2017       245,163       4.00 - 4.76       1,016,074
                                     2016       419,985       3.23 - 3.81       1,437,400
                                     2015       579,068       3.06 - 3.57       1,874,208

  LMPVET ClearBridge Variable        2019       204,164       3.44 - 3.99         715,637
     Large Cap Value Subaccount      2018       260,625       2.71 - 3.25         727,205
                                     2017       375,145       3.02 - 3.59       1,157,326
                                     2016       534,966       2.67 - 3.23       1,458,831
                                     2015       751,005       2.40 - 2.87       1,847,238

  LMPVET ClearBridge Variable        2019       257,590       3.70 - 5.89       1,051,056
     Small Cap Growth Subaccount     2018       286,215       2.96 - 4.66         927,926
                                     2017       360,160       2.91 - 4.52       1,126,053
                                     2016       434,444       2.38 - 3.65       1,100,269
                                     2015       694,679       2.28 - 3.46       1,678,186

  LMPVIT Western Asset               2019       357,137       2.75 - 3.44       1,043,572
     Variable Global High Yield      2018       403,832       2.44 - 3.03       1,046,387
     Bond Subaccount                 2017       497,682       2.58 - 3.16       1,346,147
                                     2016       549,511       2.41 - 2.92       1,387,791
                                     2015       690,313       2.11 - 2.54       1,526,598

                                                    FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------

  LMPVET ClearBridge Variable        2019      0.94         0.45 - 1.50        23.21 - 24.51
     Aggressive Growth Subaccount    2018      0.59         0.45 - 1.50      (9.72) - (8.76)
                                     2017      0.44         0.45 - 1.50        14.56 - 15.77
                                     2016      0.58         0.25 - 1.50        (0.30) - 0.95
                                     2015      0.30         0.25 - 1.50      (3.20) - (1.98)

  LMPVET ClearBridge Variable        2019      1.37         0.45 - 1.50        27.93 - 29.28
     Appreciation Subaccount         2018      1.20         0.45 - 1.50      (3.21) - (2.18)
                                     2017      1.12         0.45 - 1.50        17.77 - 19.01
                                     2016      1.26         0.25 - 1.50          8.13 - 9.49
                                     2015      1.13         0.25 - 1.50          0.09 - 1.35

  LMPVET ClearBridge Variable        2019      1.51         0.80 - 1.50        29.63 - 30.54
     Dividend Strategy Subaccount    2018      1.34         0.60 - 1.50      (6.28) - (5.43)
                                     2017      1.37         0.60 - 1.50        17.41 - 18.46
                                     2016      1.52         0.25 - 1.50        13.28 - 14.70
                                     2015      1.75         0.25 - 1.50      (5.73) - (4.54)

  LMPVET ClearBridge Variable        2019      0.34         0.60 - 1.50        30.19 - 31.37
     Large Cap Growth Subaccount     2018      0.29         0.60 - 1.50      (1.48) - (0.59)
                                     2017      0.17         0.60 - 1.50        23.90 - 25.01
                                     2016      0.49         0.60 - 1.50          5.79 - 6.75
                                     2015      0.44         0.60 - 1.50          8.16 - 9.13

  LMPVET ClearBridge Variable        2019      1.57         0.80 - 1.50        26.96 - 27.86
     Large Cap Value Subaccount      2018      1.43         0.60 - 1.50     (10.24) - (9.42)
                                     2017      1.17         0.60 - 1.50        13.13 - 14.15
                                     2016      1.49         0.35 - 1.50        11.32 - 12.61
                                     2015      1.16         0.35 - 1.50      (4.31) - (3.21)

  LMPVET ClearBridge Variable        2019        --         0.35 - 1.50        24.98 - 26.43
     Small Cap Growth Subaccount     2018        --         0.35 - 1.50          1.89 - 3.07
                                     2017        --         0.35 - 1.50        22.42 - 23.83
                                     2016        --         0.35 - 1.50          4.23 - 5.43
                                     2015        --         0.35 - 1.50      (5.80) - (4.71)

  LMPVIT Western Asset               2019      4.94         0.35 - 1.50        12.68 - 13.99
     Variable Global High Yield      2018      4.97         0.35 - 1.50      (5.36) - (4.26)
     Bond Subaccount                 2017      5.05         0.35 - 1.50          7.04 - 8.27
                                     2016      6.00         0.25 - 1.50        13.88 - 15.32
                                     2015      5.80         0.25 - 1.50      (7.24) - (6.07)

                                     64

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                   AS OF DECEMBER 31
                                    ----------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                        UNITS        HIGHEST ($)      ASSETS ($)
                                    ------------  ----------------  --------------

  TAP 1919 Variable Socially  2019        84,095       2.44 - 2.88         207,675
     Responsive Balanced      2018     1,725,263       1.95 - 2.28       3,707,540
     Subaccount               2017     1,780,946       2.00 - 2.31       3,898,612
                              2016     1,857,673       1.74 - 1.99       3,511,722
                              2015     1,947,009       1.66 - 1.88       3,494,091

                                             FOR THE YEAR ENDED DECEMBER 31
                                    -------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                       INCOME          LOWEST TO         LOWEST TO
                                      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    -------------  ----------------  ----------------

  TAP 1919 Variable Socially  2019      0.52         0.45 - 1.50        24.82 - 26.13
     Responsive Balanced      2018      1.01         0.45 - 1.50      (2.42) - (1.39)
     Subaccount               2017      1.04         0.45 - 1.50        15.01 - 16.22
                              2016      0.93         0.45 - 1.50          4.65 - 5.76
                              2015      1.21         0.45 - 1.50      (3.18) - (2.16)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Subaccount invests.

2 These amounts represent annualized contract expenses of the applicable
  Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

9.  SUBSEQUENT EVENTS

The impact of the coronavirus ("COVID-19") outbreak on the future financial performance of the Separate Account's investments will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain, cannot be predicted and are not included in the results presented. If the financial markets and/or the overall economy are impacted for an extended period, the
Separate Account's future investment results may be materially adversely affected.

                                     65

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                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2019 and 2018 and for the Years Ended December 31, 2019, 2018 and
  2017:

Notes to the Consolidated Financial Statements

Financial Statement Schedules at December 31, 2019 and 2018 and for the Years Ended December 31, 2019,
  2018 and 2017:

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance
Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse
Life Insurance Company and subsidiaries (the "Company") as of December 31, 2019 and 2018, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes and the schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules
(collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management.
Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Company in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 4, 2020

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                                2019       2018
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $63,083 and $59,672, respectively).......................................................  $ 69,977   $ 61,348
Equity securities, at estimated fair value................................................       147        140
Mortgage loans (net of valuation allowances of $64 and $56, respectively).................    15,664     13,596
Policy loans..............................................................................       875      1,001
Limited partnerships and limited liability companies......................................     2,379      2,290
Short-term investments, principally at estimated fair value...............................     1,482         --
Other invested assets, principally at estimated fair value................................     3,224      3,037
                                                                                           ---------  ---------
   Total investments......................................................................    93,748     81,412
Cash and cash equivalents.................................................................     2,493      3,494
Accrued investment income.................................................................       663        704
Premiums, reinsurance and other receivables...............................................    14,287     13,113
Deferred policy acquisition costs and value of business acquired..........................     4,809      5,086
Current income tax recoverable............................................................        21          1
Other assets..............................................................................       464        509
Separate account assets...................................................................    99,668     91,511
                                                                                           ---------  ---------
   Total assets...........................................................................  $216,153   $195,830
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 39,081   $ 35,588
Policyholder account balances.............................................................    45,121     39,330
Other policy-related balances.............................................................     2,801      2,728
Payables for collateral under securities loaned and other transactions....................     4,374      5,047
Long-term debt............................................................................       844        434
Current income tax payable................................................................        --          2
Deferred income tax liability.............................................................     1,301        944
Other liabilities.........................................................................     4,484      3,455
Separate account liabilities..............................................................    99,668     91,511
                                                                                           ---------  ---------
   Total liabilities......................................................................   197,674    179,039
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,899)    (3,090)
Accumulated other comprehensive income (loss).............................................     3,215        718
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    18,464     16,776
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    18,479     16,791
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $216,153   $195,830
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                              2019     2018     2017
                                                                                           -------  -------  -------
Revenues
Premiums.................................................................................. $   847   $  869  $   828
Universal life and investment-type product policy fees....................................   2,982    3,190    3,156
Net investment income.....................................................................   3,486    3,235    2,973
Other revenues............................................................................     266      287      336
Net investment gains (losses).............................................................      92     (204)     (27)
Net derivative gains (losses).............................................................  (2,046)     745   (1,468)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   5,627    8,122    5,798
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,538    3,180    3,594
Interest credited to policyholder account balances........................................   1,031    1,047    1,076
Amortization of deferred policy acquisition costs and value of business acquired..........     395    1,011      916
Other expenses............................................................................   1,809    1,763    1,833
                                                                                           -------  -------  -------
 Total expenses...........................................................................   6,773    7,001    7,419
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................  (1,146)   1,121   (1,621)
Provision for income tax expense (benefit)................................................    (338)     153     (738)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................    (808)     968     (883)
Less: Net income (loss) attributable to noncontrolling interests..........................       1        1       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company..................... $  (809)  $  967  $  (883)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                                   2019     2018     2017
                                                                                                -------  -------  -------
Net income (loss)..............................................................................  $ (808) $   968    $(883)
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets...................................   3,167   (1,355)     590
Unrealized gains (losses) on derivatives.......................................................     (21)      22     (166)
Foreign currency translation adjustments.......................................................      12       (4)       9
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................   3,158   (1,337)     433
Income tax (expense) benefit related to items of other comprehensive income (loss).............    (661)     297      156
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................   2,497   (1,040)     589
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................   1,689      (72)    (294)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1        1       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................  $1,688  $   (73)   $(294)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........      $75      $18,461     $(2,919)       $ 1,248         $16,865             $--   $16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax..................                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........       75       19,073      (3,090)           718          16,776              15    16,791
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                              (809)                          (809)              1      (808)
Other comprehensive income (loss),
 net of income tax..................                                            2,497           2,497                     2,497
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2019........      $75      $19,073     $(3,899)       $ 3,215         $18,464             $15   $18,479
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                                  2019       2018       2017
                                                                                             ---------  ---------  ---------
Cash flows from operating activities
Net income (loss)...........................................................................  $   (808)  $    968   $   (883)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 Amortization of premiums and accretion of discounts associated with investments, net.......      (275)      (259)      (271)
 (Gains) losses on investments, net.........................................................       (92)       204         27
 (Gains) losses on derivatives, net.........................................................     2,592       (102)     3,084
 (Income) loss from equity method investments, net of dividends and distributions...........        70        (66)       (50)
 Interest credited to policyholder account balances.........................................     1,031      1,047      1,076
 Universal life and investment-type product policy fees.....................................    (2,982)    (3,190)    (3,156)
 Change in accrued investment income........................................................        85       (177)       (80)
 Change in premiums, reinsurance and other receivables......................................      (739)      (224)        55
 Change in deferred policy acquisition costs and value of business acquired, net............        25        689        660
 Change in income tax.......................................................................      (326)     1,111         --
 Change in other assets.....................................................................     1,947      2,077      2,201
 Change in future policy benefits and other policy-related balances.........................     1,696      1,386      1,522
 Change in other liabilities................................................................        63         94       (314)
 Other, net.................................................................................        51         63         75
                                                                                             ---------  ---------  ---------
Net cash provided by (used in) operating activities.........................................     2,338      3,621      3,946
                                                                                             ---------  ---------  ---------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................................................    13,358     15,621     16,409
 Equity securities..........................................................................        57         22         97
 Mortgage loans.............................................................................     1,528        793        761
 Limited partnerships and limited liability companies.......................................       302        274        339
Purchases of:
 Fixed maturity securities..................................................................   (16,406)   (16,427)   (17,811)
 Equity securities..........................................................................       (22)        (2)        (2)
 Mortgage loans.............................................................................    (3,609)    (3,890)    (2,044)
 Limited partnerships and limited liability companies.......................................      (463)      (358)      (531)
Cash received in connection with freestanding derivatives...................................     2,040      1,802      1,859
Cash paid in connection with freestanding derivatives.......................................    (2,638)    (2,938)    (3,829)
Issuance of loan to affiliate...............................................................        --         (2)        --
Sale of operating joint venture interest to a former affiliate..............................        --         --         42
Net change in policy loans..................................................................       126        105        (14)
Net change in short-term investments........................................................    (1,470)       269      1,057
Net change in other invested assets.........................................................        36        (17)       (16)
                                                                                             ---------  ---------  ---------
Net cash provided by (used in) investing activities.........................................  $ (7,161)  $ (4,748)  $ (3,683)
                                                                                             ---------  ---------  ---------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                    2019     2018     2017
                                                                                 -------  -------  -------
Cash flows from financing activities
Policyholder account balances:
 Deposits....................................................................... $ 7,111  $ 5,899  $ 4,381
 Withdrawals....................................................................  (2,773)  (3,400)  (3,114)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................    (673)     889   (3,139)
Long-term debt issued...........................................................     412      228       --
Long-term debt repaid...........................................................      (2)      (9)     (13)
Return of capital...............................................................      --       --   (3,425)
Capital contribution............................................................      --       --    1,300
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................      --       --      202
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................    (203)    (303)    (149)
Other, net......................................................................     (50)     (46)      --
                                                                                 -------  -------  -------
Net cash provided by (used in) financing activities.............................   3,822    3,258   (3,957)
                                                                                 -------  -------  -------
Change in cash, cash equivalents and restricted cash............................  (1,001)   2,131   (3,694)
Cash, cash equivalents and restricted cash, beginning of year...................   3,494    1,363    5,057
                                                                                 -------  -------  -------
Cash, cash equivalents and restricted cash, end of year......................... $ 2,493  $ 3,494  $ 1,363
                                                                                 =======  =======  =======
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest....................................................................... $    30  $     3  $    81
                                                                                 =======  =======  =======
 Income tax..................................................................... $     3  $  (891) $  (684)
                                                                                 =======  =======  =======
Non-cash transactions:
 Transfer of fixed maturity securities to former affiliate...................... $    --  $    --  $   293
                                                                                 =======  =======  =======
 Reduction of policyholder account balances in connection with reinsurance
   transactions................................................................. $    --  $    --  $   293
                                                                                 =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a
Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("BH Holdings"), which is a direct wholly-owned subsidiary of Brighthouse Financial, Inc. ("BHF" together with its subsidiaries and affiliates, "Brighthouse Financial").

   BLIC offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and
Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife, Inc. (together with its subsidiaries and affiliates,
"MetLife") announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). In connection with the
Separation, 80.8% of MetLife, Inc.'s interest in BHF was distributed to holders of MetLife, Inc.'s common stock. On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result,
MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the
Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of
  Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and limited liability companies ("LLCs") in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in limited partnerships and LLCs when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The
  Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as may be discussed when applicable in the Notes to the
  Consolidated Financial Statements.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, and expenses as appropriate to the respective product type.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      For traditional long-duration insurance contracts (term, whole life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency.
   To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and measured for profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees.
   The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums for income annuities are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to the amount of expected future benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances.
   Revenues from such contracts consist of asset-based investment management fees, cost of insurance charges, risk charges, policy administration fees and surrender charges. These fees, which are included in universal life and investment-type product policy fees, are recognized when assessed to the contract holder, except for non-level insurance charges which are deferred and amortized over the life of the contracts.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees'
  compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non-participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition
  (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the
  Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income.
  When expected future gross profits are below those previously estimated, the
  DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the
  DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

     The Company also has intangible assets representing deferred sales inducements ("DSI") and the value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination.
  The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated and former related party reinsurers. Cessions under reinsurance agreements do not discharge the
  Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, premiums, benefits and the amortization of DAC are reported net of reinsurance ceded. Amounts recoverable from reinsurers related to incurred claims and ceded reserves are included in premiums, reinsurance and other receivables and amounts payable to reinsurers included in other liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring the occurrence of specific insurable event, or the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving policyholder behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs")
  and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability.
  The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked Annuities

     The Company issues and assumes through reinsurance index-linked annuities.
  The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach.
  Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the reduction in initial deposit is accreted back up to the initial deposit over the estimated life of the contract.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as
   available-for-sale ("AFS") and are reported at their estimated fair value.
   Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. Publicly-traded security transactions are recorded on a trade date basis, while privately-placed and bank loan security transactions are recorded on a settlement date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities
   ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured
   Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured
   Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age.

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Limited Partnerships and LLCs

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value.
   The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives"
   below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to
   100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The
   Company is liable to return to the counterparties the cash collateral received.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated or did not qualify as an accounting hedge, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

      The Company generally reports cash received or paid for a derivative in the investing activity section of the statement of cash flows except for cash flows of certain derivative options with deferred premiums, which are reported in the financing activity section of the statement of cash flows.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative or hedged item expires, is sold, terminated, or exercised;
   (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses). The changes in estimated fair value of derivatives previously recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. When the hedged item matures or is sold, or the forecasted transaction is not probable of occurring, the Company immediately reclassifies any remaining balances in OCI to net derivative gains (losses).

   Embedded Derivatives

      The Company has certain insurance and reinsurance contracts that contain embedded derivatives which are required to be separated from their host contracts and reported as derivatives. These host contracts include:
   variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity
   GMIBs. Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.
   Changes in the estimated fair value of the embedded derivative are reported in net derivative gains (losses).

      See "-- Variable Annuity Guarantees," "-- Index-Linked Annuities" and "--
   Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse
  Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards
  Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes
  ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies
  ASC 740 to the stand-alone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a stand-alone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances.
  When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Brighthouse Services, LLC ("Brighthouse Services"), an affiliate, sponsors qualified and non-qualified defined contribution plans, and New
   England Life Insurance Company ("NELICO"), an affiliate, sponsors certain frozen defined benefit pension and postretirement plans. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASUs") to the FASB Accounting Standards Codification. The
Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. There were no ASUs adopted during 2019 that had a material impact on the Company's financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   ASUs issued but not yet adopted as of December 31, 2019 are summarized in the table below.

Standard                             Description                 Effective Date     Impact on Financial Statements
--------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial  The amendments to Topic 944 will       January 1, 2022     The Company is in the early
Services - Insurance    result in significant changes to the                       stages of evaluating the new
(Topic 944): Targeted   accounting for long-duration                               guidance and therefore is
Improvements to the     insurance contracts. These changes                         unable to estimate the impact to
Accounting for Long-    (1) require all guarantees that                            its financial statements. The
Duration Contracts      qualify as market risk benefits to be                      most significant impact is
                        measured at fair value, (2) require                        expected to be the measurement
                        more frequent updating of assumptions                      of liabilities for variable
                        and modify existing discount rate                          annuity guarantees.
                        requirements for certain insurance
                        liabilities, (3) modify the methods
                        of amortization for DAC, and
                        (4) require new qualitative and
                        quantitative disclosures around
                        insurance contract asset and
                        liability balances and the judgments,
                        assumptions and methods used to
                        measure those balances. The market
                        risk benefit guidance is required to
                        be applied on a retrospective basis,
                        while the changes to guidance for
                        insurance liabilities and DAC may be
                        applied to existing carrying amounts
                        on the effective date or on a
                        retrospective basis.
--------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial  The amendments to Topic 326 replace    January 1, 2020     The adoption of this new
Instruments - Credit    the incurred loss impairment           using the modified  guidance will not have a
Losses (Topic 326):     methodology for certain financial      retrospective       material impact on the
Measurement of Credit   instruments with one that reflects     method (with        Company's financial
Losses on Financial     expected credit losses based on        early adoption      statements.
Instruments             historical loss information, current   permitted
                        conditions, and reasonable and         beginning
                        supportable forecasts. The new         January 1, 2019)
                        guidance also requires that an OTTI
                        on a debt security will be recognized
                        as an allowance going forward, such
                        that improvements in expected future
                        cash flows after an impairment will
                        no longer be reflected as a
                        prospective yield adjustment through
                        net investment income, but rather a
                        reversal of the previous impairment
                        and recognized through realized
                        investment gains and losses.
--------------------------------------------------------------------------------------------------------------------

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off.
In addition, the Company reports certain of its results of operations in
Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes long-term care and workers' compensation business reinsured through 100%
  quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results.
Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to
Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the
Company's primary businesses principally by excluding the impact of market volatility, which could distort trends.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   .   Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   .   Certain variable annuity GMIB fees ("GMIB Fees") and amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses).

   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   .   Amounts associated with benefits related to GMIBs ("GMIB Costs");

   .   Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   .   Amortization of DAC and VOBA related to: (i) net investment gains
       (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB
       Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   The segment accounting policies are the same as those used to prepare the
Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Segment investment and capitalization targets are based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

   Set forth in the tables below are the operating results with respect to the
Company's segments, as well as Corporate & Other, for the years ended
December 31, 2019, 2018 and 2017 and at December 31, 2019 and 2018.

                                                                                            Operating Results
                                                                         -------------------------------------------------------
                                                                                                           Corporate
 Year Ended December 31, 2019                                            Annuities    Life      Run-off     & Other        Total
-----------------------------------------------------------------------  ---------- --------- ----------  ----------  ----------
                                                                                              (In millions)
Pre-tax adjusted earnings............................................... $    1,233 $     239 $     (580) $     (234) $      658
Provision for income tax expense (benefit)..............................        230        49       (126)       (112)         41
                                                                         ---------- --------- ----------  ----------  ----------
Post-tax adjusted earnings..............................................      1,003       190       (454)       (122)        617
Less: Net income (loss) attributable to noncontrolling interests........         --        --         --           1           1
                                                                         ---------- --------- ----------  ----------  ----------
 Adjusted earnings...................................................... $    1,003 $     190 $     (454) $     (123)        616
                                                                         ========== ========= ==========  ==========
Adjustments for:
Net investment gains (losses)...........................................                                                      92
Net derivative gains (losses)...........................................                                                  (2,046)
Other adjustments to net income (loss)..................................                                                     150
Provision for income tax (expense) benefit..............................                                                     379
                                                                                                                      ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                              $     (809)
                                                                                                                      ==========
Interest revenue........................................................ $    1,798 $     376 $    1,265  $       53
Interest expense........................................................ $       -- $      -- $       --  $       60

                                                                                                           Corporate
 Balance at December 31, 2019                                            Annuities    Life      Run-off     & Other     Total
-----------------------------------------------------------------------  ---------- --------- ----------  ----------  ----------
                                                                                              (In millions)
Total assets............................................................ $  152,740 $  16,389 $   35,132  $   11,892  $  216,153
Separate account assets................................................. $   95,524 $   2,043 $    2,101  $       --  $   99,668
Separate account liabilities............................................ $   95,524 $   2,043 $    2,101  $       --  $   99,668

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                                                           Operating Results
                                                                       ---------------------------------------------------------
                                                                                                          Corporate
 Year Ended December 31, 2018                                          Annuities     Life      Run-off     & Other        Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................. $    1,179 $     211  $      (58) $     (229) $     1,103
Provision for income tax expense (benefit)............................        201        43         (14)        (73)         157
                                                                       ---------- ---------  ----------  ----------  -----------
Post-tax adjusted earnings............................................        978       168         (44)       (156)         946
Less: Net income (loss) attributable to noncontrolling interests......         --        --          --           1            1
                                                                       ---------- ---------  ----------  ----------  -----------
 Adjusted earnings.................................................... $      978 $     168  $      (44) $     (157)         945
                                                                       ========== =========  ==========  ==========
Adjustments for:
Net investment gains (losses).........................................                                                      (204)
Net derivative gains (losses).........................................                                                       745
Other adjustments to net income (loss)................................                                                      (523)
Provision for income tax (expense) benefit............................                                                         4
                                                                                                                     -----------
Net income (loss) attributable to Brighthouse Life Insurance Company..                                               $       967
                                                                                                                     ===========
Interest revenue...................................................... $    1,523 $     373  $    1,309  $       44
Interest expense...................................................... $       -- $      --  $       --  $        6

                                                                                                          Corporate
 Balance at December 31, 2018                                          Annuities     Life      Run-off     & Other      Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Total assets.......................................................... $  137,079 $  14,928  $   32,390  $   11,433  $   195,830
Separate account assets............................................... $   88,138 $   1,732  $    1,641  $       --  $    91,511
Separate account liabilities.......................................... $   88,138 $   1,732  $    1,641  $       --  $    91,511

                                                                                           Operating Results
                                                                       ---------------------------------------------------------
                                                                                                          Corporate
 Year Ended December 31, 2017                                          Annuities     Life      Run-off     & Other      Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................. $    1,230 $     (68) $     (466) $     (114) $       582
Provision for income tax expense (benefit)............................        323       (30)       (172)        338          459
                                                                       ---------- ---------  ----------  ----------  -----------
Post-tax adjusted earnings............................................        907       (38)       (294)       (452)         123
Less: Net income (loss) attributable to noncontrolling interests......         --        --          --          --           --
                                                                       ---------- ---------  ----------  ----------  -----------
 Adjusted earnings.................................................... $      907 $     (38) $     (294) $     (452)         123
                                                                       ========== =========  ==========  ==========
Adjustments for:
Net investment gains (losses).........................................                                                       (27)
Net derivative gains (losses).........................................                                                    (1,468)
Other adjustments to net income (loss)................................                                                      (708)
Provision for income tax (expense) benefit............................                                                     1,197
                                                                                                                     -----------
Net income (loss) attributable to Brighthouse Life Insurance Company..                                               $      (883)
                                                                                                                     ===========
Interest revenue...................................................... $    1,263 $     300  $    1,399  $      142
Interest expense...................................................... $       -- $      (4) $       23  $       39

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2019          2018         2017
                                                                       ------------  ------------ ------------
                                                                                    (In millions)
Annuities............................................................. $      4,062  $      3,921 $      3,721
Life..................................................................        1,115         1,160        1,036
Run-off...............................................................        2,009         2,112        2,148
Corporate & Other.....................................................          145           147          250
Adjustments...........................................................       (1,704)          782       (1,357)
                                                                       ------------  ------------ ------------
   Total.............................................................. $      5,627  $      8,122 $      5,798
                                                                       ============  ============ ============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product group:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2019         2018         2017
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,522 $      2,662 $      2,729
Life insurance products...............................................        1,561        1,677        1,587
Other products........................................................           12            7            4
                                                                       ------------ ------------ ------------
   Total.............................................................. $      4,095 $      4,346 $      4,320
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2019, 2018 and 2017.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed
MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South
Carolina, MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse
Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of
Delaware ("BRCD"), and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion.
The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution
Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost.
The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2019          2018
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      43,731 $      37,266
Life..................................................................         7,507         7,336
Run-off...............................................................        28,064        25,447
Corporate & Other.....................................................         7,701         7,597
                                                                       ------------- -------------
   Total.............................................................. $      87,003 $      77,646
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from
3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole life insurance uses an interest assumption based upon non-forfeiture interest rate of 4% and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole life insurance represented 3% of the Company's life insurance in-force at both December 31,
2019 and 2018, and 38% of gross traditional life insurance premiums for each of the years ended December 31, 2019, 2018 and 2017.

   The liability for future policyholder benefits for long-term disability
(included in the Life segment) and long-term care insurance (included in the
Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%.
Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 6%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8.

   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                               Universal and
                                                                  Variable
                                 Variable Annuity Contracts    Life Contracts
                               ------------------------------  --------------
                                                                 Secondary
                                    GMDBs           GMIBs        Guarantees         Total
                               --------------  --------------  --------------  --------------
                                                        (In millions)
Direct
Balance at January 1, 2017.... $        1,106  $        2,206  $        3,540  $        6,852
Incurred guaranteed benefits..            367             344             692           1,403
Paid guaranteed benefits......            (57)             --              --             (57)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..          1,416           2,550           4,232           8,198
Incurred guaranteed benefits..            183             358             483           1,024
Paid guaranteed benefits......            (56)             --              --             (56)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..          1,543           2,908           4,715           9,166
Incurred guaranteed benefits..            142             168             874           1,184
Paid guaranteed benefits......            (89)             --              --             (89)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $        1,596  $        3,076  $        5,589  $       10,261
                               ==============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2017.... $          (45) $          (19) $        1,105  $        1,041
Incurred guaranteed benefits..             94             (28)           (159)            (93)
Paid guaranteed benefits......            (55)             --              --             (55)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..             (6)            (47)            946             893
Incurred guaranteed benefits..             48              (3)             18              63
Paid guaranteed benefits......            (54)             --              --             (54)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..            (12)            (50)            964             902
Incurred guaranteed benefits..             84              (1)            119             202
Paid guaranteed benefits......            (87)             --              --             (87)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $          (15) $          (51) $        1,083  $        1,017
                               ==============  ==============  ==============  ==============
Net
Balance at January 1, 2017.... $        1,151  $        2,225  $        2,435  $        5,811
Incurred guaranteed benefits..            273             372             851           1,496
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..          1,422           2,597           3,286           7,305
Incurred guaranteed benefits..            135             361             465             961
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..          1,555           2,958           3,751           8,264
Incurred guaranteed benefits..             58             169             755             982
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $        1,611  $        3,127  $        4,506  $        9,244
                               ==============  ==============  ==============  ==============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2019                                     2018
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................    $     100,034        $     57,069         $     92,794        $     53,330
Separate account value....................    $      95,430        $     56,027         $     88,065        $     52,225
Net amount at risk........................    $       6,617 (4)    $      4,495 (5)     $     10,945 (4)    $      3,903 (5)
Average attained age of contract holders..         69 years            69 years             69 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2019          2018
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       5,957 $       6,099
      Net amount at risk (6).................. $      71,124 $      73,131
      Average attained age of policyholders...      66 years      65 years

      Variable Life Contracts
      Total account value (3)................. $       1,133 $         954
      Net amount at risk (6).................. $      12,082 $      13,040
      Average attained age of policyholders...      45 years      45 years
-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                   ---------------------------
                                       2019          2018
                                   ------------- -------------
                                          (In millions)
                  Fund Groupings:
                  Balanced........ $      62,266 $      58,258
                  Equity..........        25,580        22,292
                  Bond............         7,729         7,592
                  Money Market....            16            17
                                   ------------- -------------
                      Total....... $      95,591 $      88,159
                                   ============= =============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During each of the years ended December 31, 2019, 2018 and 2017, the Company issued no funding agreements and repaid $6 million. At December 31,
2019 and 2018, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $134 million and $136 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank
("FHLB") of Atlanta and holds common stock in certain regional banks in the
FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2019 and 2018 were $39 million and $64 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both
December 31, 2019 and 2018 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the
FHLBs.

   In February 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize
Brighthouse Life Insurance Company's obligations under the funding agreements.
Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life
Insurance Company's liabilities to Farmer Mac. At December 31, 2019, there were no borrowings under this funding agreement program.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2019          2018          2017
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      4,518  $      5,015  $      5,667
Capitalizations.......................................................          365           319           256
Amortization related to net investment gains (losses) and net
 derivative gains (losses)............................................          220          (370)          127
All other amortization................................................         (586)         (535)         (958)
                                                                       ------------  ------------  ------------
   Total amortization.................................................         (366)         (905)         (831)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................         (190)           89           (77)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,327         4,518         5,015
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          568           608           672
Amortization related to net investment gains (losses) and net
 derivative gains (losses)............................................           (1)           (1)           (9)
All other amortization................................................          (28)         (105)          (76)
                                                                       ------------  ------------  ------------
 Total amortization...................................................          (29)         (106)          (85)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................          (57)           66            21
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          482           568           608
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      4,809  $      5,086  $      5,623
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate &
Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2019         2018
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,168 $      4,357
Life..................................................................          539          613
Run-off...............................................................            5            5
Corporate & Other.....................................................           97          111
                                                                       ------------ ------------
   Total.............................................................. $      4,809 $      5,086
                                                                       ============ ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles (continued)

   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      391  $      411  $      432
Capitalization........................................................          2           2           2
Amortization..........................................................        (36)        (39)        (12)
Unrealized investment gains (losses)..................................          5          17         (11)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      362  $      391  $      411
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $       91  $      105  $      120
Amortization..........................................................        (13)        (14)        (15)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       78  $       91  $      105
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      182  $      169  $      155
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2020.................................................................. $        69 $        12
2021.................................................................. $        61 $        10
2022.................................................................. $        53 $         9
2023.................................................................. $        46 $         8
2024.................................................................. $        41 $         7

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by NELICO, former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by
NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The
Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case-by-case basis, the
Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2019, the Company had $6.7 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements. Additionally, the Company is indemnified for losses and certain other payment obligations it might incur with respect to such reinsured long-term care insurance business.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process.
Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2019 and 2018, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.4 billion and
$5.0 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2019 and 2018, respectively.

   At December 31, 2019, the Company had $13.5 billion of net ceded reinsurance recoverables with third-parties. Of this total, $11.7 billion, or 87%, were with the Company's five largest ceded reinsurers, including $4.0 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2018, the
Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including $3.8 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2019       2018       2017
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,597    $ 1,640    $ 1,731
Reinsurance assumed...................................................        15         12         13
Reinsurance ceded.....................................................      (765)      (783)      (916)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   847    $   869    $   828
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,432    $ 3,617    $ 3,653
Reinsurance assumed...................................................        79        101        103
Reinsurance ceded.....................................................      (529)      (528)      (600)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 2,982    $ 3,190    $ 3,156
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   244    $   262    $   260
Reinsurance assumed...................................................         3          2         29
Reinsurance ceded.....................................................        19         23         47
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   266    $   287    $   336
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 5,267    $ 4,724    $ 5,080
Reinsurance assumed...................................................        70         75         89
Reinsurance ceded.....................................................    (1,799)    (1,619)    (1,575)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,538    $ 3,180    $ 3,594
                                                                       =========  =========  =========
Other expenses
Direct other expenses.................................................   $ 1,839    $ 1,812    $ 1,835
Reinsurance assumed...................................................       (10)        (4)        19
Reinsurance ceded.....................................................       (20)       (45)       (21)
                                                                       ---------  ---------  ---------
 Net other expenses...................................................   $ 1,809    $ 1,763    $ 1,833
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                December 31,
                                                   -----------------------------------------------------------------------
                                                                  2019                                2018
                                                   ---------------------------------- ------------------------------------
                                                                              Total                                Total
                                                                             Balance                              Balance
                                                    Direct   Assumed  Ceded   Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- -------- ------- -------- -------- --------  -------- --------
                                                                                (In millions)
Assets
Premiums, reinsurance and other receivables....... $    420   $   39 $13,828 $ 14,287 $    384  $    60  $ 12,669 $ 13,113
Liabilities
Policyholder account balances..................... $ 42,062   $3,059 $    -- $ 45,121 $ 37,586  $ 1,744  $     -- $ 39,330
Other policy-related balances..................... $  1,126   $1,675 $    -- $  2,801 $  1,051  $ 1,677  $     -- $  2,728
Other liabilities................................. $  3,410   $   11 $ 1,063 $  4,484 $  2,804  $    (4) $    655 $  3,455

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were
$2.0 billion and $1.4 billion at December 31, 2019 and 2018, respectively. The deposit liabilities on reinsurance were $2.4 billion and $1.4 billion at
December 31, 2019 and 2018, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain
MetLife, Inc. subsidiaries, including Metropolitan Life Insurance Company
("MLIC"), Metropolitan Tower Life Insurance Company, MetLife Reinsurance
Company of Vermont and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................       $  5       $   7       $  13
Reinsurance ceded.....................................................         --        (201)       (537)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................       $  5       $(194)      $(524)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................       $  6       $  51       $ 103
Reinsurance ceded.....................................................         --           1         (14)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........       $  6       $  52       $  89
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................       $  3       $   2       $  29
Reinsurance ceded.....................................................         --          18          44
                                                                       ----------  ----------  ----------
 Net other revenues...................................................       $  3       $  20       $  73
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................       $ 34       $  52       $  87
Reinsurance ceded.....................................................         --        (178)       (420)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................       $ 34       $(126)      $(333)
                                                                       ==========  ==========  ==========
Other expenses
Reinsurance assumed...................................................       $(32)      $ (13)      $  18
Reinsurance ceded.....................................................         --          (5)         --
                                                                       ----------  ----------  ----------
 Net other expenses...................................................       $(32)      $ (18)      $  18
                                                                       ==========  ==========  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                    December 31,
                                                                       ---------------------------------------
                                                                               2019                2018
                                                                       -------------------- ------------------
                                                                         Assumed      Ceded   Assumed    Ceded
                                                                       ---------  --------- ---------  -------
                                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 26        $--      $ 21      $--
Liabilities
Policyholder account balances.........................................      $443        $--      $386      $--
Other policy-related balances.........................................      $ 11        $--      $ 14      $--
Other liabilities.....................................................      $(21)       $--      $(38)     $--

   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $443 million and $386 million at December 31, 2019 and 2018, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($53) million, $53 million and $67 million for the years ended
December 31, 2019, 2018 and 2017, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of
$68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were less than $1 million and ($126) million for the years ended December 31, 2018 and 2017, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million.
The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were $110 million for the year ended December 31,
2017. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017.
The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to
MLIC. This recapture resulted in a decrease in cash and cash equivalents of
$150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. There were no deposit assets on related party reinsurance at both December 31, 2019 and 2018. The deposit liabilities on related party reinsurance were $164 million and $174 million at December 31,
2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2019                             December 31, 2018
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities:
U.S. corporate......  $ 27,841 $ 2,815      $ 65  $  --   $ 30,591  $ 23,902 $   816  $    659  $  --   $ 24,059
Foreign corporate...     9,017     736        67     --      9,686     8,044     157       306     --      7,895
RMBS................     8,600     440        14     (4)     9,030     8,309     246       122     (2)     8,435
U.S. government and
 agency.............     5,396   1,848        --     --      7,244     7,503   1,251       110     --      8,644
CMBS................     5,460     263         9     --      5,714     5,177      42        87     (1)     5,133
State and political
 subdivision........     3,326     687         2     --      4,011     3,202     399        15     --      3,586
ABS.................     1,940      21        11     --      1,950     2,120      13        22     --      2,111
Foreign government..     1,503     250         2     --      1,751     1,415     101        31     --      1,485
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 63,083 $ 7,060      $170  $  (4)  $ 69,977  $ 59,672 $ 3,025  $  1,352  $  (3)  $ 61,348
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========
--------

(1) Noncredit OTTI losses included in accumulated other comprehensive income
    (loss) ("AOCI") in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities.

     The Company held no non-income producing fixed maturity securities at
  December 31, 2019. The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million at
  December 31, 2018.

  Maturities of Fixed Maturity Securities

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2019:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,682  $      6,815  $      12,485 $      26,101 $    16,000 $    63,083
Estimated fair value.......... $      1,691  $      7,038  $      13,343 $      31,211 $    16,694 $    69,977

     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                           December 31, 2019                             December 31, 2018
                               --------------------------------------------- ------------------------------------------------
                                                    Equal to or Greater than                      Equal to or Greater than 12
                               Less than 12 Months       12 Months           Less than 12 Months         Months
                               -------------------- ------------------------ -------------------- ---------------------------
                               Estimated   Gross    Estimated     Gross      Estimated   Gross    Estimated       Gross
                                 Fair    Unrealized   Fair      Unrealized     Fair    Unrealized   Fair        Unrealized
                                 Value     Losses     Value       Losses       Value     Losses     Value         Losses
                               --------- ---------- ---------   ----------   --------- ---------- ----------    ----------
                                                              (Dollars in millions)
Fixed maturity securities:
U.S. corporate................  $  1,931  $      43  $    320    $      22   $  10,450   $    465 $    2,290    $      194
Foreign corporate.............       577         12       510           55       3,916        199        746           107
RMBS..........................       802          6       346            4       1,550         21      2,567            99
U.S. government and agency....        14         --        --           --         359          7      1,355           103
CMBS..........................       552          7       171            2       2,264         52        800            34
State and political
 subdivision..................       120          2         8           --         346          7        158             8
ABS...........................       358          2       676            9       1,407         21         70             1
Foreign government............        65          2        --           --         520         25        132             6
                               --------- ---------- ---------   ----------   --------- ---------- ----------    ----------
 Total fixed maturity
   securities.................  $  4,419  $      74  $  2,031    $      92   $  20,812   $    797 $    8,118    $      552
                               ========= ========== =========   ==========   ========= ========== ==========    ==========
 Total number of securities
   in an unrealized loss
   position...................       686                  297                    2,988                 1,022
                               =========            =========                =========            ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS
Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the
  Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security;
  or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Current Period Evaluation

     Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the
  Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2019.

     Gross unrealized losses on fixed maturity securities decreased
  $1.2 billion during the year ended December 31, 2019 to $166 million. The decrease in gross unrealized losses for the year ended December 31, 2019, was primarily attributable to decreasing longer-term interest rates and narrowing credit spreads.

     At December 31, 2019, $9 million of the total $166 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

     Mortgage loans are summarized as follows at:

                                                          December 31,
                                         -----------------------------------------------
                                                  2019                    2018
                                         ----------------------- -----------------------
                                          Carrying      % of      Carrying      % of
                                           Value        Total      Value        Total
                                         ----------- ----------- ----------- -----------
                                                      (Dollars in millions)
Mortgage loans:
Commercial.............................. $     9,694       61.9% $     8,502       62.6%
Agricultural............................       3,326        21.2       2,874        21.1
Residential.............................       2,708        17.3       2,276        16.7
                                         ----------- ----------- ----------- -----------
 Subtotal (1)...........................      15,728       100.4      13,652       100.4
Valuation allowances (2)................        (64)       (0.4)        (56)       (0.4)
                                         ----------- ----------- ----------- -----------
 Total mortgage loans, net.............. $    15,664      100.0% $    13,596      100.0%
                                         =========== =========== =========== ===========
----------

(1) Purchases of mortgage loans from third parties were $962 million and
    $1.9 billion for the years ended December 31, 2019 and 2018, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation
    (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price.
   A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       -------------------------------------             % of      Fair       % of
                           1.20x   1.00x - 1.20x    < 1.00x     Total    Total    Value       Total
                       ---------- --------------- ---------- --------- -------- ----------- --------
                                                   (Dollars in millions)
December 31, 2019
Loan-to-value ratios:
Less than 65%.........     $8,300            $272       $158    $8,730    90.1%     $ 9,142    90.2%
65% to 75%............        746              26          8       780      8.0         805      8.0
76% to 80%............        184              --         --       184      1.9         184      1.8
                       ---------- --------------- ---------- --------- -------- ----------- --------
    Total.............     $9,230            $298       $166    $9,694   100.0%     $10,131   100.0%
                       ========== =============== ========== ========= ======== =========== ========
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89       $ 34    $7,567    89.0%     $ 7,642    89.0%
65% to 75%............        762              --         24       786      9.2         797      9.3
76% to 80%............        141              --          8       149      1.8         145      1.7
                       ---------- --------------- ---------- --------- -------- ----------- --------
    Total.............     $8,347            $ 89       $ 66    $8,502   100.0%     $ 8,584   100.0%
                       ========== =============== ========== ========= ======== =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                               -----------------------------------------
                                       2019                 2018
                               -------------------- --------------------
                                 Recorded    % of     Recorded    % of
                                 Investment   Total   Investment   Total
                               ------------ ------- ------------ -------
                                         (Dollars in millions)
        Loan-to-value ratios:
        Less than 65%.........       $3,130   94.1%       $2,551   88.8%
        65% to 75%............          196     5.9          322    11.2
        76% to 80%............           --      --            1      --
                               ------------ ------- ------------ -------
            Total.............       $3,326  100.0%       $2,874  100.0%
                               ============ ======= ============ =======

      The estimated fair value of agricultural mortgage loans was $3.4 billion and $2.9 billion at December 31, 2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         ---------------------------------------------------------------------
                                        2019                               2018
                         ---------------------------------- ----------------------------------
                           Recorded Investment   % of Total   Recorded Investment   % of Total
                         --------------------- ------------ --------------------- ------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............                $2,671        98.6%                $2,240        98.4%
Nonperforming...........                    37          1.4                    36          1.6
                         --------------------- ------------ --------------------- ------------
    Total...............                $2,708       100.0%                $2,276       100.0%
                         ===================== ============ ===================== ============

     The estimated fair value of residential mortgage loans was $2.8 billion and $2.3 billion at December 31, 2019 and 2018, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2019 and 2018. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans --
  90 days. The Company had no commercial mortgage loans past due or in nonaccrual status at either December 31, 2019 or 2018. Agricultural mortgage loans past due and in nonaccrual status totaled $21 million at December 31,
  2019. The Company had less than $1 million past due and no agricultural mortgage loans in nonaccrual status at December 31, 2018. Residential mortgage loans past due and in nonaccrual status totaled $37 million and
  $36 million at December 31, 2019 and 2018, respectively. During the years ended December 31, 2019 and 2018, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over
90% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and
FHLB stock.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

   The components of net unrealized investment gains (losses), included in
AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................  $ 6,894    $1,679   $ 4,724
Equity securities...........................................       --        --        39
Derivatives.................................................      232       253       231
Other.......................................................      (15)      (15)       (8)
                                                             --------  --------  --------
 Subtotal...................................................    7,111     1,917     4,986
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................   (2,691)     (885)   (2,370)
DAC, VOBA and DSI...........................................     (332)      (90)     (262)
                                                             --------  --------  --------
 Subtotal...................................................   (3,023)     (975)   (2,632)
Deferred income tax benefit (expense).......................     (859)     (198)     (494)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................  $ 3,229    $  744   $ 1,860
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $   744   $ 1,860   $ 1,277
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax.......................       --       (79)       --
                                                             --------  --------  --------
Balance at January 1,.......................................      744     1,781     1,277
Unrealized investment gains (losses) during the year........    5,194    (2,990)    1,939
Unrealized investment gains (losses) relating to:
Future policy benefits......................................   (1,806)    1,485    (1,448)
DAC, VOBA and DSI...........................................     (242)      172       (67)
Deferred income tax benefit (expense).......................     (661)      296       159
                                                             --------  --------  --------
Balance at December 31,.....................................  $ 3,229   $   744   $ 1,860
                                                             ========  ========  ========
Change in net unrealized investment gains (losses)..........  $ 2,485   $(1,037)  $   583
                                                             ========  ========  ========

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both
December 31, 2019 and 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2019       2018
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $2,031     $3,056
 Estimated fair value.......................................     $2,996     $3,628
Cash collateral received from counterparties (2)............     $3,074     $3,646
Security collateral received from counterparties (3)........     $   --     $   55
Reinvestment portfolio -- estimated fair value..............     $3,174     $3,658
-------------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2019                      December 31, 2018
                                         -------------------------------------- --------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          -----------------------------
                                                     1 Month  1 to 6                        1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)  or Less    Months     Total
                                         ---------  --------  -------  -------- ---------  --------  -------  --------
                                                                      (In millions)
U.S. government and agency..............    $1,279    $1,094     $701    $3,074    $1,474    $1,823     $349    $3,646
-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2019 was $1.2 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, non-agency RMBS and U.S. government and agency securities) with 54% invested in agency RMBS, cash and cash equivalents and U.S. government and agency securities at December 31, 2019. If the securities on loan or the reinvestment portfolio become less liquid, the
Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the
Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                             December 31,
                                                                                           -----------------
                                                                                               2019     2018
                                                                                           -------- --------
                                                                                             (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................  $ 9,345  $ 8,172
Invested assets held in trust (reinsurance agreements) (2)................................    4,561    3,455
Invested assets pledged as collateral (3).................................................    3,640    3,340
                                                                                           -------- --------
 Total invested assets on deposit, held in trust and pledged as collateral................  $17,546  $14,967
                                                                                           ======== ========
-------------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policyholder liabilities, of which $69 million and $55 million of the assets on deposit balance represents restricted cash at December 31, 2019 and 2018, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $124 million and $87 million of the assets held in trust balance represents restricted cash at
    December 31, 2019 and 2018, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the
Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $926 million and $1.1 billion at December 31, 2019 and 2018, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $761 million and
$860 million at December 31, 2019 and 2018, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $44 million and
$62 million for the years ended December 31, 2019 and 2018, respectively.
Purchases of PCI investments were insignificant in both of the years ended
December 31, 2019 and 2018.

Collectively Significant Equity Method Investments

   The Company holds investments in limited partnerships and LLCs consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.4 billion at December 31, 2019. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of
$1.5 billion at December 31, 2019. The Company's investments in limited partnerships and LLCs are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss)
for each of the years ended 2019, 2018, and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2019, 2018 and 2017. Aggregate total assets of these entities totaled $403.6 billion and $344.6 billion at December 31, 2019 and 2018, respectively. Aggregate total liabilities of these entities totaled
$52.7 billion and $30.1 billion at December 31, 2019 and 2018, respectively.
Aggregate net income (loss) of these entities totaled $33.3 billion,
$33.3 billion and $36.2 billion for the years ended December 31, 2019, 2018 and
2017, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at December 31, 2019 or 2018.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and
  Structured Securities, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the
  Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the
  VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "--
  Fixed Maturity Securities AFS" for information on these securities.

  Limited Partnerships and LLCs

     The Company holds investments in certain limited partnerships and LLCs which are VIEs. These ventures include limited partnerships, LLCs, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in Note 14.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

     The carrying amount and maximum exposure to loss related to the VIEs in which the Company concluded that it holds a variable interest, but is not the primary beneficiary, were as follows at:

                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2019                     2018
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,959     $12,317      $12,848     $12,848
Limited partnerships and LLCs...............................        1,892       3,065        1,743       3,130
                                                             ------------ ----------- ------------ -----------
   Total....................................................      $14,851     $15,382      $14,591     $15,978
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2019       2018       2017
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,627     $2,499     $2,347
Equity securities...........................................          8          7          9
Mortgage loans..............................................        676        538        450
Policy loans................................................         46         62         49
Limited partnerships and LLCs (1)...........................        220        258        235
Cash, cash equivalents and short-term investments...........         72         26         30
Other.......................................................         38         38         28
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,687      3,428      3,148
Less: Investment expenses...................................        201        193        175
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,486     $3,235     $2,973
                                                             ========== ========== ==========
-------------

(1) Includes net investment income pertaining to other limited partnership interests of $181 million, $211 million and $182 million for the years ended December 31, 2019, 2018 and 2017, respectively.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2019      2018      2017
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Fixed maturity securities.................................................................     $ 87     $(178)     $(26)
Equity securities.........................................................................       17       (16)       22
Mortgage loans............................................................................      (10)      (13)       (9)
Limited partnerships and LLCs.............................................................        7        40        (7)
Other.....................................................................................       (9)      (37)       (7)
                                                                                           --------  --------  --------
   Total net investment gains (losses)....................................................     $ 92     $(204)     $(27)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2019        2018        2017
                                                             ----------  ----------  ----------
                                                                        (In millions)
Proceeds....................................................     $8,541     $11,159     $11,974
                                                             ==========  ==========  ==========
Gross investment gains......................................     $  232     $   101     $    58
Gross investment losses.....................................       (145)       (279)        (84)
                                                             ----------  ----------  ----------
   Net investment gains (losses)............................     $   87     $  (178)    $   (26)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   All of the transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value and amortized cost of invested assets transferred to former affiliates was
$292 million and $294 million, respectively, for the year ended December 31,
2017. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was ($2) million for the year ended December 31,
2017.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets.
This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife
Investment Management, LLC (formerly known as MetLife Investment Advisors,
LLC), which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million and $93 million for the years ended
December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize its exposure to various market risks, including interest rate, foreign currency exchange rate, credit and equity market.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties
("OTC-bilateral").

  Interest Rate Derivatives

     Interest rate swaps: The Company uses interest rate swaps to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Interest rate swaps are used in non-qualifying hedging relationships.

     Interest rate caps: The Company uses interest rate caps to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities. Interest rate caps are used in non-qualifying hedging relationships.

     Swaptions: The Company uses swaptions to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Swaptions are used in non-qualifying hedging relationships. Swaptions are included in interest rate options.

     Interest rate forwards: The Company uses interest rate forwards to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Interest rate forwards are used in cash flow and non-qualifying hedging relationships.

  Foreign Currency Exchange Rate Derivatives

     Foreign currency swaps: The Company uses foreign currency swaps to convert foreign currency denominated cash flows to U.S. dollars to reduce cash flow fluctuations due to changes in currency exchange rates. Foreign currency swaps are used in cash flow and non-qualifying hedging relationships.

     Foreign currency forwards: The Company uses foreign currency forwards to hedge currency exposure on its invested assets. Foreign currency forwards are used in non-qualifying hedging relationships.

  Credit Derivatives

     Credit default swaps: The Company uses credit default swaps to create synthetic credit investments to replicate credit exposure that is more economically attractive than what is available in the market or otherwise unavailable (written credit protection), or to reduce credit loss exposure on certain assets that the Company owns (purchased credit protection). Credit default swaps are used in non-qualifying hedging relationships.

  Equity Derivatives

     Equity index options: The Company uses equity index options primarily to hedge minimum guarantees embedded in certain variable annuity products against adverse changes in equity markets. Additionally, the Company uses equity index options to hedge index-linked annuity products against adverse changes in equity markets. Equity index options are used in non-qualifying hedging relationships.

     Equity total return swaps: The Company uses equity total return swaps to hedge minimum guarantees embedded in certain variable annuity products against adverse changes equity markets. Equity total return swaps are used in non-qualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

     Equity variance swaps: The Company uses equity variance swaps to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. Equity variance swaps are used in non-qualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives held at:

                                                                                      December 31,
                                                             --------------------------------------------------------------
                                                                          2019                            2018
                                                             ------------------------------- ------------------------------
                                                                        Estimated Fair Value           Estimated Fair Value
                                                                        --------------------           --------------------
                                                               Gross                          Gross
                                                              Notional                       Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities  Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- --------- -------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate forwards.... Interest rate                     $      420 $     22    $     -- $      -- $     --    $     --
Foreign currency swaps.... Foreign currency exchange rate         2,701      176          27     2,461      200          30
                                                             ---------- -------- ----------- --------- -------- -----------
 Total qualifying hedges...................................       3,121      198          27     2,461      200          30
                                                             ---------- -------- ----------- --------- -------- -----------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments:
Interest rate swaps....... Interest rate                          7,559      878          29    10,747      528         558
Interest rate caps........ Interest rate                          3,350        2          --     3,350       21          --
Interest rate futures..... Interest rate                             --       --          --        53       --          --
Interest rate options..... Interest rate                         29,750      782         187    17,168      168          61
Interest rate forwards.... Interest rate                          5,418       94         114        --       --          --
Foreign currency swaps.... Foreign currency exchange rate         1,040       94          15     1,398       99          18
Foreign currency forwards. Foreign currency exchange rate           138       --           1       125       --          --
Credit default swaps --
 purchased................ Credit                                    18       --          --        98        3          --
Credit default swaps --
 written.................. Credit                                 1,613       36          --     1,798       14           3
Equity futures............ Equity market                             --       --          --       169       --          --
Equity index options...... Equity market                         51,509      850       1,728    45,815    1,372       1,207
Equity variance swaps..... Equity market                          2,136       69          69     5,574       80         232
Equity total return swaps. Equity market                          7,723        2         367     3,920      280           3
                                                             ---------- -------- ----------- --------- -------- -----------
 Total non-designated or non-qualifying derivatives........     110,254    2,807       2,510    90,215    2,565       2,082
                                                             ---------- -------- ----------- --------- -------- -----------
Embedded derivatives:
Ceded guaranteed minimum
 income benefits.......... Other                                    N/A      217          --       N/A      228          --
Direct index-linked
 annuities................ Other                                    N/A       --       2,253       N/A       --         488
Direct guaranteed minimum
 benefits................. Other                                    N/A       --       1,548       N/A       --       1,546
Assumed guaranteed
 minimum benefits......... Other                                    N/A       --         442       N/A       --         386
Assumed index-linked
 annuities................ Other                                    N/A       --         339       N/A       --          96
                                                             ---------- -------- ----------- --------- -------- -----------
 Total embedded derivatives................................         N/A      217       4,582       N/A      228       2,516
                                                             ---------- -------- ----------- --------- -------- -----------
 Total.....................................................  $  113,375 $  3,222    $  7,119 $  92,676 $  2,993    $  4,628
                                                             ========== ======== =========== ========= ======== ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2019 and 2018. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the
Company's exposure to various risks and generally do not qualify for hedge accounting because they do not meet the criteria required under portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities and generally do not qualify for hedge accounting because they do not meet the criteria of being "highly effective" as outlined in ASC 815; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship.

   The following tables present the amount and location of gains (losses), including earned income, recognized for derivatives and gains (losses)
pertaining to hedged items presented in net derivative gains (losses):

                                                                     Year Ended December 31, 2019
                                                 ---------------------------------------------------------------------
                                                                       Net
                                                                    Derivative
                                                       Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                      Gains          Recognized                              of Gains
                                                     (Losses)          for           Net        Policyholder (Losses)
                                                   Recognized for     Hedged       Investment  Benefits and  deferred
                                                   Derivatives        Items         Income        Claims       in AOCI
                                                 ----------------  ------------  ------------ -------------- ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate derivatives.......................          $    31          $ --           $ 2            $--       $25
Foreign currency exchange rate derivatives......               25           (29)           32             --        12
                                                 ----------------  ------------  ------------ -------------- ---------
  Total cash flow hedges........................               56           (29)           34             --        37
                                                 ----------------  ------------  ------------ -------------- ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives.......................            1,589            --            --             --        --
Foreign currency exchange rate derivatives......               22            (3)           --             --        --
Credit derivatives..............................               44            --            --             --        --
Equity derivatives..............................           (2,476)           --            --             --        --
Embedded derivatives............................           (1,249)           --            --             --        --
                                                 ----------------  ------------  ------------ -------------- ---------
  Total non-qualifying hedges...................           (2,070)           (3)           --             --        --
                                                 ----------------  ------------  ------------ -------------- ---------
  Total.........................................          $(2,014)         $(32)          $34            $--       $37
                                                 ================  ============  ============ ============== =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                       Net
                                                                    Derivative
                                                       Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                      Gains          Recognized                               of Gains
                                                     (Losses)          for           Net        Policyholder  (Losses)
                                                   Recognized for     Hedged       Investment  Benefits and   deferred
                                                   Derivatives        Items         Income        Claims        in AOCI
                                                 ----------------  ------------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate derivatives.......................     $        (12)    $      12     $       1     $       --    $    --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total fair value hedges.......................              (12)           12             1             --         --
                                                 ----------------  ------------  ------------ --------------  ---------
Cash flow hedges:
Interest rate derivatives.......................              129            (1)            5             --         (5)
Foreign currency exchange rate derivatives......               --            (1)           26             --        161
                                                 ----------------  ------------  ------------ --------------  ---------
  Total cash flow hedges........................              129            (2)           31             --        156
                                                 ----------------  ------------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives.......................             (659)           --            --             --         --
Foreign currency exchange rate derivatives......               81            (7)           --             --         --
Credit derivatives..............................               (7)           --            --             --         --
Equity derivatives..............................              631            --            --             --         --
Embedded derivatives............................              579            --            --             (8)        --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total non-qualifying hedges...................              625            (7)           --             (8)        --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total.........................................     $        742     $       3     $      32     $       (8)   $   156
                                                 ================  ============  ============ ==============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

                                                                              Year Ended December 31, 2017
                                                        -----------------------------------------------------------------------
                                                                              Net
                                                                           Derivative
                                                              Net            Gains
                                                           Derivative       (Losses)                                   Amount
                                                             Gains          Recognized                                of Gains
                                                            (Losses)          for           Net         Policyholder  (Losses)
                                                          Recognized for     Hedged       Investment   Benefits and   deferred
                                                          Derivatives        Items         Income         Claims        in AOCI
                                                        ----------------  ------------  ------------  --------------  ---------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate derivatives..............................     $          2     $      (2)   $        2     $        --    $    --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total fair value hedges...............................                2            (2)            2              --         --
                                                        ----------------  ------------  ------------  --------------  ---------
Cash flow hedges:
Interest rate derivatives..............................               --            --             6              --          1
Foreign currency exchange rate derivatives.............                8            (9)           19              --       (153)
                                                        ----------------  ------------  ------------  --------------  ---------
 Total cash flow hedges................................                8            (9)           25              --       (152)
                                                        ----------------  ------------  ------------  --------------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives..............................              (58)           --            --              10         --
Foreign currency exchange rate derivatives.............              (83)          (32)           --              --         --
Credit derivatives.....................................               34            --            --              --         --
Equity derivatives.....................................           (2,565)           --            (1)           (335)        --
Embedded derivatives...................................            1,237            --            --             (16)        --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total non-qualifying hedges...........................           (1,435)          (32)           (1)           (341)        --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total.................................................     $     (1,425)    $     (43)   $       26     $      (341)   $  (152)
                                                        ================  ============  ============  ==============  =========

   At December 31, 2019 and 2018, the balance in AOCI associated with cash flow hedges was $232 million and $253 million, respectively.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the
Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2019                                   2018
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
 Credit Obligations (1)                    Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $11         $  615          2.5        $ 8         $  689          2.0
Baa.....................................         25            998          5.1          3          1,109          5.0
                                         ---------- --------------              ---------- --------------
 Total..................................        $36         $1,613          4.1        $11         $1,798          3.9
                                         ========== ==============              ========== ==============
----------

(1) The Company has written credit protection on both single name and index references. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of counterparty nonperformance on derivative instruments. Generally, the credit exposure is the fair value at the reporting date less any collateral received from the counterparty.

   The Company manages its credit risk by: (i) entering into derivative transactions with creditworthy counterparties governed by master netting agreements; (ii) trading through regulated exchanges and central clearing counterparties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                             Gross Amounts Not Offset on the
                                               Consolidated Balance Sheets
                                             ------------------------------
                                                                                          Securities
                                                                Collateral                Collateral      Net Amount
                                Gross Amount    Financial       Received/                 Received/     After Securities
                                Recognized    Instruments (1)   Pledged (2)   Net Amount  Pledged (3)     Collateral
                               ------------- ----------------  ------------  ----------- ------------  -----------------
                                                                     (In millions)
December 31, 2019
Derivative assets.............        $3,046          $(1,458)      $(1,100)      $  488      $  (487)               $ 1
Derivative liabilities........        $2,522          $(1,458)      $    --       $1,064      $(1,061)               $ 3
December 31, 2018
Derivative assets.............        $2,820          $(1,671)      $(1,053)      $   96      $   (83)               $13
Derivative liabilities........        $2,104          $(1,671)      $    --       $  433      $  (433)               $--
----------

(1) Represents amounts subject to an enforceable master netting agreement or similar agreement.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

(2) The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreement.

(3) Securities collateral received by the Company is not recorded on the balance sheet. Amounts do not include excess of collateral pledged or received.

   The Company's collateral arrangements generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. Certain of these arrangements also include credit contingent provisions which permit the party with positive fair value to terminate the derivative at the current fair value or demand immediate full collateralization from the party in a net liability position, in the event that the financial strength or credit rating of the party in a net liability position falls below a certain level.

   The following table presents the aggregate estimated fair value of derivatives in a net liability position containing such credit contingent provisions and the aggregate estimated fair value of assets posted as collateral for such instruments.

                                                                                             December 31,
                                                                                           -----------------
                                                                                               2019     2018
                                                                                           -------- --------
                                                                                             (In millions)
Estimated fair value of derivatives in a net liability position (1).......................   $1,064     $433
Estimated Fair Value of Collateral Provided (2)
Fixed maturity securities.................................................................   $1,473     $797
----------

(1) After taking into consideration the existence of netting agreements.

(2) Substantially all of the Company's collateral arrangements provide for daily posting of collateral for the full value of the derivative contract.
    As a result, if the credit contingent provisions of derivative contracts in a net liability position were triggered, minimal additional assets would be required to be posted as collateral or needed to settle the instruments immediately.

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2  Quoted prices in markets that are not
                         active or inputs that are observable
                         either directly or indirectly. These
                         inputs can include quoted prices for
                         similar assets or liabilities other
                         than quoted prices in Level 1, quoted
                         prices in markets that are not
                         active, or other significant inputs
                         that are observable or can be derived
                         principally from or corroborated by
                         observable market data for
                         substantially the full term of the
                         assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value (or equivalent) as a practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                               December 31, 2019
                                                             -----------------------------------------------------
                                                                    Fair Value Hierarchy
                                                             -----------------------------------
                                                                                                   Total Estimated
                                                                 Level 1     Level 2     Level 3    Fair Value
                                                             ----------- ----------- ----------- -----------------
                                                                                 (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................      $   --    $ 30,266      $  325          $ 30,591
Foreign corporate...........................................          --       9,554         132             9,686
RMBS........................................................          --       8,986          44             9,030
U.S. government and agency..................................       1,542       5,702          --             7,244
CMBS........................................................          --       5,714          --             5,714
State and political subdivision.............................          --       3,938          73             4,011
ABS.........................................................          --       1,877          73             1,950
Foreign government..........................................          --       1,751          --             1,751
                                                             ----------- ----------- ----------- -----------------
 Total fixed maturity securities............................       1,542      67,788         647            69,977
                                                             ----------- ----------- ----------- -----------------
Equity securities...........................................          14         125           8               147
Short-term investments......................................       1,004         473           5             1,482
Derivative assets: (1)
Interest rate...............................................          --       1,778          --             1,778
Foreign currency exchange rate..............................          --         265           5               270
Credit......................................................          --          25          11                36
Equity market...............................................          --         850          71               921
                                                             ----------- ----------- ----------- -----------------
 Total derivative assets....................................          --       2,918          87             3,005
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within asset host contracts (2)........          --          --         217               217
Separate account assets.....................................         180      99,485           3            99,668
                                                             ----------- ----------- ----------- -----------------
 Total assets...............................................      $2,740    $170,789      $  967          $174,496
                                                             =========== =========== =========== =================
Liabilities
Derivative liabilities: (1)
Interest rate...............................................      $   --    $    330      $   --          $    330
Foreign currency exchange rate..............................          --          43          --                43
Equity market...............................................          --       2,093          71             2,164
                                                             ----------- ----------- ----------- -----------------
 Total derivative liabilities...............................          --       2,466          71             2,537
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within liability host contracts (2)....          --          --       4,582             4,582
                                                             ----------- ----------- ----------- -----------------
 Total liabilities..........................................      $   --    $  2,466      $4,653          $  7,119
                                                             =========== =========== =========== =================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

                                                                                     December 31, 2018
                                                                  -------------------------------------------------------
                                                                          Fair Value Hierarchy
                                                                  -------------------------------------
                                                                                                          Total Estimated
                                                                      Level 1       Level 2     Level 3    Fair Value
                                                                  ----------- ------------- ----------- -----------------
                                                                                       (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................      $   --      $ 23,740      $  319          $ 24,059
Foreign corporate................................................          --         7,503         392             7,895
RMBS.............................................................          --         8,429           6             8,435
U.S. government and agency.......................................       2,334         6,310          --             8,644
CMBS.............................................................          --         5,004         129             5,133
State and political subdivision..................................          --         3,512          74             3,586
ABS..............................................................          --         2,072          39             2,111
Foreign government...............................................          --         1,485          --             1,485
                                                                  ----------- ------------- ----------- -----------------
 Total fixed maturity securities.................................       2,334        58,055         959            61,348
                                                                  ----------- ------------- ----------- -----------------
Equity securities................................................          13           124           3               140
Derivative assets: (1)
Interest rate....................................................          --           717          --               717
Foreign currency exchange rate...................................          --           288          11               299
Credit...........................................................          --            10           7                17
Equity market....................................................          --         1,634          98             1,732
                                                                  ----------- ------------- ----------- -----------------
 Total derivative assets.........................................          --         2,649         116             2,765
                                                                  ----------- ------------- ----------- -----------------
Embedded derivatives within asset host contracts (2).............          --            --         228               228
Separate account assets..........................................         217        91,293           1            91,511
                                                                  ----------- ------------- ----------- -----------------
 Total assets....................................................      $2,564      $152,121      $1,307          $155,992
                                                                  =========== ============= =========== =================
Liabilities
Derivative liabilities: (1)
Interest rate....................................................      $   --      $    619      $   --          $    619
Foreign currency exchange rate...................................          --            48          --                48
Credit...........................................................          --             2           1                 3
Equity market....................................................          --         1,205         237             1,442
                                                                  ----------- ------------- ----------- -----------------
 Total derivative liabilities....................................          --         1,874         238             2,112
                                                                  ----------- ------------- ----------- -----------------
Embedded derivatives within liability host contracts (2).........          --            --       2,516             2,516
                                                                  ----------- ------------- ----------- -----------------
 Total liabilities...............................................      $   --      $  1,874      $2,754          $  4,628
                                                                  =========== ============= =========== =================
-------------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors
   regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for a non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31,
   2019.

  Determination of Fair Value

   Fixed Maturity Securities

      The fair values for actively traded marketable bonds, primarily U.S.
   government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker-dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

   Equity Securities and Short-term Investments

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as
   Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach.
   Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and
   OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.
   Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and
   OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its
   OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees and equity crediting rates within index-linked annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly- traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices.
   The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers Into or Out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency.
   Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable
  Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                        December 31, 2019   December 31, 2018
                                                                      ------------------- -------------------
                                                                                                                  Impact of
                                                                                                               Increase in Input
                                  Valuation         Significant                                                 on Estimated
                                  Techniques     Unobservable Inputs         Range               Range           Fair Value
                               ----------------- -------------------- ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates       0.02%   -   11.31%  0.02%   -   11.31% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates           0.25%   -   16.00%  0.25%   -   16.00% Decrease (2)
                                                 Utilization rates     0.00%   -   25.00%  0.00%   -   25.00% Increase (3)
                                                 Withdrawal rates      0.25%   -   10.00%  0.25%   -   10.00% (4)
                                                 Long-term equity     16.24%   -   21.65% 16.50%   -   22.00% Increase (5)
                                                     volatilities
                                                 Nonperformance        0.54%   -    1.99%  1.91%   -    2.66% Decrease (6)
                                                     risk spread
-------------

(1) Mortality rates vary by age and by demographic characteristics such as gender. The range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) The range shown reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease)
    in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3;
  therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher
  (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

     The following tables summarize the change of all assets and (liabilities)
  measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ------------------------------------------------------------------------------------------------------
                                  Fixed Maturity Securities
                     ---------------------------------------------------
                                                                                                                   Net
                                                 State and                                            Net        Embedded
                                     Structured  Political     Foreign     Equity     Short-term   Derivatives  Derivatives
                      Corporate (1) Securities   Subdivision  Government  Securities  Investments     (2)          (3)
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------
                                                                       (In millions)

 Balance,
 January 1,
 2018...............       $  1,937    $  1,222         $ --        $  5      $  124        $  14       $(279)     $(2,007)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................              1           2            1          --          --           --          152          571

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............           (32)         (6)          (1)          --          --           --            9           --

 Purchases
 (7)................             71          42           --          --           1           --            3           --

 Sales
 (7)................          (197)        (91)          (1)         (5)         (3)         (14)          (7)           --

 Issuances
 (7)................             --          --           --          --          --           --           --           --

 Settlements
 (7)................             --          --           --          --          --           --           --        (852)

 Transfers
 into
 Level 3
 (8)................            414           9           75          --          --           --           --           --

 Transfers
 out
 of
 Level 3
 (8)................        (1,483)     (1,004)           --          --       (119)           --           --           --
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------

 Balance,
 December 31,
 2018...............            711         174           74          --           3           --        (122)      (2,288)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................             --           1            1          --          --           --         (12)      (1,249)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............             15           2          (1)          --          --           --          (1)           --

 Purchases
 (7)................            342          68           --          --           5            5           --           --

 Sales
 (7)................          (150)        (25)          (1)          --          --           --           --           --

 Issuances
 (7)................             --          --           --          --          --           --           --           --

 Settlements
 (7)................             --          --           --          --          --           --          155        (828)

 Transfers
 into
 Level 3
 (8)................             24          42           --          --          --           --           --           --

 Transfers
 out
 of
 Level 3
 (8)................          (485)       (145)           --          --          --           --          (4)           --
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------

 Balance,
 December 31,
 2019...............       $    457    $    117         $ 73        $ --      $    8        $   5       $   16     $(4,365)
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2017:
 (9)................       $      1    $     23         $ --        $ --      $   --        $  --       $ (52)     $  1,300
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2018:
 (9)................       $    (2)    $    (1)         $  1        $ --      $    1        $  --       $  148     $    268
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2019:
 (9)................       $     --    $     --         $  1        $ --      $   --        $  --       $ (10)     $(1,504)
                     ============== =========== ============ =========== =========== ============ ============ ============

 Gains
 (Losses)
 Data
 for
 the
 year
 ended
 December 31,
 2017:

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................       $    (3)    $     28         $ --        $ --      $  (3)        $  --       $   92     $  1,233

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............       $    127    $     52         $ --        $ --      $   --        $  --       $   --     $     --

                     ------------

                      Separate
                       Account
                      Assets (4)
                     -----------

 Balance,
 January 1,
 2018...............        $  5

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................          --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............          --

 Purchases
 (7)................           1

 Sales
 (7)................         (1)

 Issuances
 (7)................          --

 Settlements
 (7)................         (1)

 Transfers
 into
 Level 3
 (8)................          --

 Transfers
 out
 of
 Level 3
 (8)................         (3)
                     -----------

 Balance,
 December 31,
 2018...............           1

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................          --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............          --

 Purchases
 (7)................           3

 Sales
 (7)................          --

 Issuances
 (7)................          --

 Settlements
 (7)................          --

 Transfers
 into
 Level 3
 (8)................          --

 Transfers
 out
 of
 Level 3
 (8)................         (1)
                     -----------

 Balance,
 December 31,
 2019...............        $  3
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2017:
 (9)................        $ --
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2018:
 (9)................        $ --
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2019:
 (9)................        $ --
                     ===========

 Gains
 (Losses)
 Data
 for
 the
 year
 ended
 December 31,
 2017:

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................        $ --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............        $ --

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

----------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).
    Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.
    Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2019
                                             ----------------------------------------------
                                                         Fair Value Hierarchy
                                                       -------------------------
                                                                                   Total
                                             Carrying                            Estimated
                                              Value    Level 1 Level 2  Level 3  Fair Value
                                             --------- ------- ------- --------- ----------
                                                             (In millions)
Assets
Mortgage loans.............................. $  15,664 $    -- $    -- $  16,291  $  16,291
Policy loans................................ $     875 $    -- $   479 $     504  $     983
Other invested assets....................... $      51 $    -- $    39 $      12  $      51
Premiums, reinsurance and other receivables. $   2,053 $    -- $    41 $   2,427  $   2,468
Liabilities
Policyholder account balances............... $  15,474 $    -- $    -- $  15,576  $  15,576
Long-term debt.............................. $     844 $    -- $    39 $     903  $     942
Other liabilities........................... $     943 $    -- $   169 $     777  $     946
Separate account liabilities................ $   1,186 $    -- $ 1,186 $      --  $   1,186

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

                                                             December 31, 2018
                                              ------------------------------------------------
                                                            Fair Value Hierarchy
                                                         --------------------------
                                                                                      Total
                                               Carrying                             Estimated
                                                Value    Level 1 Level 2  Level 3   Fair Value
                                              ---------- ------- ------- ---------- ----------
                                                               (In millions)
Assets
Mortgage loans............................... $   13,596 $    -- $    -- $   13,761 $   13,761
Policy loans................................. $    1,001 $    -- $   619 $      452 $    1,071
Other invested assets........................ $       77 $    -- $    64 $       13 $       77
Premiums, reinsurance and other receivables.. $    1,426 $    -- $    31 $    1,501 $    1,532
Liabilities
Policyholder account balances................ $   15,183 $    -- $    -- $   13,732 $   13,732
Long-term debt............................... $      434 $    -- $    38 $      380 $      418
Other liabilities............................ $      395 $    -- $    54 $      323 $      377
Separate account liabilities................. $    1,025 $    -- $ 1,025 $       -- $    1,025

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                          December 31,
                                                                                        -----------------
                                                              Interest Rate    Maturity     2019     2018
                                                             --------------  ---------- -------- --------
                                                                                          (In millions)
Surplus note -- affiliated..................................          8.070%       2059     $412     $ --
Surplus note -- affiliated..................................          8.150%       2058      200      200
Surplus note -- affiliated..................................          7.800%       2058      200      200
Other long-term debt -- unaffiliated (1)....................          7.028%       2030       32       34
                                                                                        -------- --------
 Total long-term debt.......................................                                $844     $434
                                                                                        ======== ========
----------

(1) Represents non-recourse debt of a subsidiary for which creditors have no access, subject to customary exceptions, to the general assets of the
    Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2019 were
$2 million in each of 2020, 2021, 2022, 2023 and 2024 and $834 million thereafter.

   Interest expense related to long-term debt of $60 million, $6 million and
$58 million for the years ended December 31, 2019, 2018 and 2017, respectively, is included in other expenses, of which $58 million, $4 million and
$35 million, respectively, was associated with affiliated debt.

Surplus Notes

   On March 25, 2019, Brighthouse Life Insurance Company issued a $412 million surplus note due March 2059 to BH Holdings, which bears interest at a fixed rate of 8.07%, payable annually. Payments of interest and principal on this surplus note may be made only with the prior approval of the Delaware
Department of Insurance.

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058
Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21,
2018, with the prior approval of the Commonwealth of Massachusetts Division of
Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via
a non-cash extraordinary dividend. Payments of interest and principal on the
December 2058 Surplus Note may be made only with the prior approval of the
Delaware Department of Insurance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September
2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September
2058 Surplus Note may be made only with the prior approval of the Delaware
Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc.
totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and
6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At
  December 31, 2019, there were no borrowings under this facility and there was
  $10.0 billion of funding available under this arrangement. For the years ended December 31, 2019, 2018 and 2017, the Company recognized commitment fees of $41 million, $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to
  $2.0 billion. The Repurchase Facility has a term beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse
  Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2019, there were no borrowings under the
  Repurchase Facility. For the years ended December 31, 2019 and 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the years ended December 31, 2019, 2018 and 2017, the Company received cash capital contributions totaling $0, $0 and $1.3 billion, respectively, from BH Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc.
This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with
MetLife, Inc. (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life
Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose
RBC requirements that were developed by the National Association of Insurance
Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action.
The minimum level of TAC before corrective action commences is twice ACL RBC.
The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and
BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                    Years Ended December 31,
                                                                                --------------------------------
Company                                                      State of Domicile     2019        2018       2017
-----------------------------------------------------------  -----------------  ----------  ---------  ---------
                                                                                          (In millions)
Brighthouse Life Insurance Company..........................         Delaware   $    1,074  $  (1,104) $    (425)
Brighthouse Life Insurance Company of NY....................         New York   $     (139) $      19  $      22

   Statutory capital and surplus was as follows at:

                                                                 December 31,
                                                             ---------------------
Company                                                         2019       2018
-----------------------------------------------------------  ---------- ----------
                                                                 (In millions)
Brighthouse Life Insurance Company.......................... $    8,746 $    6,731
Brighthouse Life Insurance Company of NY.................... $      579 $      279

   The Company has a reinsurance subsidiary, BRCD which reinsures risks including level premium term life and ULSG assumed from other Brighthouse
Financial life insurance subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $9.0 billion and $8.7 billion for the years ended
December 31, 2019 and 2018, respectively.

   The statutory net income (loss) of BRCD was ($316) million, ($1.1) billion and ($1.6) billion for the years ended December 31, 2019, 2018 and 2017, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $572 million and $557 million at
December 31, 2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by certain of the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                 2020       2019      2018      2017
                                                             ------------ --------- --------- ---------
                                                              Permitted
                                                               Without
Company                                                      Approval (1) Paid (2)  Paid (2)  Paid (2)
-------                                                      ------------ --------- --------- ---------
                                                                           (In millions)
Brighthouse Life Insurance Company..........................    $   2,066 $      -- $      -- $      --
Brighthouse Life Insurance Company of NY....................    $      -- $      28 $      -- $      --
----------

(1) Reflects dividend amounts that may be paid during 2020 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2020, some or all of such dividends may require regulatory approval. See Note 16.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is
permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities.
Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware
Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as
"unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the
Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under BRCD's plan of operations, no dividend or distribution may be made by
BRCD without the prior approval of the Delaware Commissioner. On December 30,
2019, the Delaware Commissioner approved an extraordinary dividend of
$600 million payable to Brighthouse Life Insurance Company (see Note 16).
During the years ended December 31, 2018 and 2017, BRCD paid extraordinary cash dividends of $0 and $535 million, respectively. During the years ended
December 31, 2019, 2018 and 2017, BRCD paid cash dividends of $1 million,
$2 million and $0, respectively, to its preferred shareholders.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                 Unrealized                           Foreign
                                                              Investment Gains    Unrealized Gains   Currency
                                                              (Losses), Net of      (Losses) on     Translation
                                                             Related Offsets (1)    Derivatives     Adjustments     Total
                                                             -------------------  ----------------  -----------  ----------
                                                                                      (In millions)
Balance at December 31, 2016................................      $        1,019     $         258    $     (29) $    1,248
OCI before reclassifications................................                 529              (152)           9         386
Deferred income tax benefit (expense).......................                (206)               54           (3)       (155)
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........               1,342               160          (23)      1,479
Amounts reclassified from AOCI..............................                  61               (14)          --          47
Deferred income tax benefit (expense) (2)...................                 306                 5           --         311
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 367                (9)          --         358
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2017................................               1,709               151          (23)      1,837
 Cumulative effect of change in accounting principle and
   other, net of income tax.................................                 (79)               --           --         (79)
                                                             -------------------  ----------------  -----------  ----------
Balance, January 1, 2018....................................               1,630               151          (23)      1,758
OCI before reclassifications................................              (1,534)              156           (4)     (1,382)
Deferred income tax benefit (expense).......................                 327                54            1         382
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........                 423               361          (26)        758
Amounts reclassified from AOCI..............................                 179              (134)          --          45
Deferred income tax benefit (expense).......................                 (38)              (47)          --         (85)
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 141              (181)          --         (40)
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2018................................                 564               180          (26)        718
OCI before reclassifications................................               3,224                37           12       3,273
Deferred income tax benefit (expense).......................                (677)               (8)          --        (685)
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........               3,111               209          (14)      3,306
Amounts reclassified from AOCI..............................                 (57)              (58)          --        (115)
Deferred income tax benefit (expense).......................                  12                12           --          24
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 (45)              (46)          --         (91)
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2019................................      $        3,066     $         163    $     (14) $    3,215
                                                             ===================  ================  ===========  ==========
-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Cuts and Job Act (the "Tax
    Act") related to unrealized investments gains (losses), net of related offsets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
AOCI Components                                                 Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2019       2018      2017
                                                                --------   --------  --------
                                                                        (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses).......................     $ 94      $(178)    $ (15) Net investment gains (losses)
Net unrealized investment gains (losses).......................       --          1         1  Net investment income
Net unrealized investment gains (losses).......................      (37)        (2)      (47) Net derivative gains (losses)
                                                                --------   --------  --------
 Net unrealized investment gains (losses), before income tax...       57       (179)      (61)
Income tax (expense) benefit...................................      (12)        38      (306)
                                                                --------   --------  --------
 Net unrealized investment gains (losses), net of income tax...       45       (141)     (367)
                                                                --------   --------  --------
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps............................................       31         98        --  Net derivative gains (losses)
Interest rate swaps............................................        2          3         3  Net investment income
Interest rate forwards.........................................       --         31        --  Net derivative gains (losses)
Interest rate forwards.........................................       --          2         3  Net investment income
Foreign currency swaps.........................................       25         --         8  Net derivative gains (losses)
                                                                --------   --------  --------
 Gains (losses) on cash flow hedges, before income tax.........       58        134        14
Income tax (expense) benefit...................................      (12)        47        (5)
                                                                --------   --------  --------
 Gains (losses) on cash flow hedges, net of income tax.........       46        181         9
                                                                --------   --------  --------
 Total reclassifications, net of income tax....................     $ 91      $  40     $(358)
                                                                ========   ========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund. The percentage is specified in the contract between the Company and the
Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the
Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees of $240 million,
$255 million and $264 million for the years ended December 31, 2019, 2018 and
2017, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2019       2018       2017
                                                                                 ---------- ---------- ----------
                                                                                          (In millions)
Compensation....................................................................     $  304     $  278     $  263
Contracted services and other labor costs.......................................        252        194        130
Transition services agreements..................................................        237        268        295
Establishment costs.............................................................         76        131        116
Premium and other taxes, licenses and fees......................................         43         64         58
Separate account fees...........................................................          3          2          3
Volume related costs, excluding compensation, net of DAC capitalization.........        591        595        687
Interest expense on debt........................................................         60          6         56
Other...........................................................................        243        225        225
                                                                                 ---------- ---------- ----------
   Total other expenses.........................................................     $1,809     $1,763     $1,833
                                                                                 ========== ========== ==========

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $ (35)      $(178)    $   368
Foreign...............................................................         --          --          18
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        (35)       (178)        386
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................       (303)        331      (1,124)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (303)        331      (1,124)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $(338)      $ 153     $  (738)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Tax provision at statutory rate.......................................      $(241)       $235      $ (567)
Tax effect of:
Excess loss account - Separation from MetLife (1).....................         --          (2)      1,088
Rate revaluation due to tax reform (2)................................         --          --        (696)
Dividend received deduction (3).......................................        (38)        (40)       (116)
Prior year tax........................................................         --          (1)         (4)
Tax credits...........................................................        (29)        (24)        (29)
Release of valuation allowance........................................         --         (11)         --
Goodwill impairment...................................................         --          --        (288)
Sale of subsidiary....................................................         --          --        (136)
Other, net............................................................        (30)         (4)         10
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $(338)       $153      $ (738)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         30%         14%         46%
                                                                       ==========  ==========  ==========
-------------

(1) For the year ended December 31, 2017, the Company recognized a non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the
    Separation. MetLife, Inc. is responsible for this obligation through the
    Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act.

(3) For the year ended December 31, 2018, the Tax Act changed the dividend received deduction amount applicable to insurance companies to a 70%
    company share and a 50% dividend received deduction for eligible dividends.
    The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ----------------------
                                                                                                 2019        2018
                                                                                           ----------  ----------
                                                                                                (In millions)
Deferred income tax assets:
Investments, including derivatives (1)....................................................    $   213      $   44
Net operating loss carryforwards..........................................................      1,082       1,025
Tax credit carryforwards..................................................................        105          58
Employee benefits.........................................................................          4           4
Intangibles...............................................................................         97         159
Other.....................................................................................         18          --
                                                                                           ----------  ----------
 Total deferred income tax assets.........................................................      1,519       1,290
Deferred income tax liabilities:
Policyholder liabilities and receivables (1)..............................................      1,307       1,386
Net unrealized investment gains...........................................................        858         198
DAC.......................................................................................        655         633
Other.....................................................................................         --          17
                                                                                           ----------  ----------
 Total deferred income tax liabilities....................................................      2,820       2,234
                                                                                           ----------  ----------
 Net deferred income tax asset (liability)................................................    $(1,301)     $ (944)
                                                                                           ==========  ==========
-------------

(1) The Company reclassified certain components of the 2018 net deferred income tax asset (liability) upon completion of a Separation related deferred tax basis study in 2019. Total deferred income tax assets and total deferred income tax liabilities increased by $44 million at December 31, 2018 as compared to the amounts previously presented. There was no change in total net deferred income tax asset (liability) resulting from these reclassifications at December 31, 2018.

   The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2019.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,034
Indefinite................................................................................              2,119
                                                                                           ------------------
                                                                                                       $5,153
                                                                                           ==================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2019.

                                                                   Tax Credit Carryforwards
                                                             ------------------------------------
                                                             General Business
                                                                 Credits      Foreign Tax Credits
                                                             ---------------- -------------------
                                                                        (In millions)
Expiration
2020-2024...................................................              $--                 $18
2025-2029...................................................               --                  70
2030-2034...................................................               --                  --
2035-2039...................................................               17                  --
Indefinite..................................................               --                  --
                                                             ---------------- -------------------
                                                                          $17                 $88
                                                             ================ ===================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                              Years Ended December 31,
                                                             --------------------------
                                                                 2019     2018     2017
                                                             -------- -------- --------
                                                                    (In millions)
Balance at January 1,.......................................      $34      $22     $ 38
Additions for tax positions of prior years..................       --       12       --
Reductions for tax positions of prior years.................       --       --       (4)
Additions for tax positions of current year.................       --       --        3
Reductions for tax positions of current year................       --       --       (2)
Settlements with tax authorities............................       --       --      (13)
                                                             -------- -------- --------
Balance at December 31,.....................................      $34      $34     $ 22
                                                             ======== ======== ========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................      $34      $34     $ 22
                                                             ======== ======== ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended
December 31, 2019, 2018 and 2017.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the
Company's consolidated financial statements.

  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with
MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return.
The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the
Tax Separation Agreement governs the allocation between MetLife and the Company of the responsibility for the taxes of the MetLife group. The Tax Separation
Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October
2017, MetLife paid $723 million to the Company under the Tax Separation
Agreement. At December 31, 2017, the current income tax recoverable included
$857 million related to this agreement. In November 2018, MetLife paid
$894 million to the Company under the Tax Separation Agreement. In November
2019, the Company paid MetLife $2 million under the Tax Separation Agreement.
At December 31, 2019, the current income tax recoverable included a
$115 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.
  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31,
  2019.

   Matters as to Which an Estimate Can Be Made

     For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of
  December 31, 2019, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to
  $10 million.

   Matters as to Which an Estimate Cannot Be Made

     For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)

   Sales Practices Claims

     Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The
  Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Group Annuity Class Action

     Leroy and Geraldine Atkins v. Brighthouse Life Insurance Company,
  Brighthouse Financial, Inc., et al. (U.S. District Court, District of Nevada,
  filed November 18, 2019). Plaintiffs have filed a purported class action lawsuit against Brighthouse Life Insurance Company, Brighthouse Financial,
  Inc., MetLife, Inc. and Metropolitan Life Insurance Company relating to the pension closeout business. Plaintiffs allege that annuity benefits were due but have not been paid. Plaintiffs also allege they were not able to obtain information as to the group annuity contract and the benefit other than what was on a benefit election form. Plaintiffs seek to represent a class of all annuitants and their designated beneficiaries who were due annuity payments pursuant to group annuity contracts purchased from defendants by sponsors of employer provided defined benefit plans. Plaintiffs allege the defendants failed to timely contact, notify and pay overdue annuity benefits and interest to retirees. The complaint alleges breach of contract, breach of the implied covenant of good faith and fair dealing
  (contract and tort), unjust enrichment, conversion and breach of fiduciary duty. The Company intends to vigorously defend the matter.

   Summary

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought.
  Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $206 million and $492 million at December 31, 2019 and 2018, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond
  Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.8 billion and $1.9 billion at December 31, 2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from
$6 million to $122 million, with a cumulative maximum of $127 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $1 million and $2 million at
December 31, 2019 and 2018, respectively, for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and had previous arrangements with MetLife for services necessary to conduct its activities. Certain of the MetLife services have continued, however, MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. See Note 1 for information regarding the MetLife Divestiture and Note 11 for amounts related to transition services from MetLife.

   The Company has related party reinsurance, and investment, debt and equity transactions (see Notes 6, 7 , 10 and 11). Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse Services currently provides, and previously MetLife provided, certain services to the Company, each using an allocation methodology under certain agreements for such services. These services include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting and information technology. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable.
  Costs incurred under these arrangements with Brighthouse Services as well as with MetLife prior to the MetLife Divestiture, were $1.1 billion,
  $1.1 billion and $1.0 billion for the years ended December 31, 2019, 2018 and
  2017, respectively, and were recorded in other expenses. Revenues received from an affiliate related to these agreements, recorded in universal life and investment-type product policy fees, were $220 million, $234 million and
  $241 million for the years ended December 31, 2019, 2018 and 2017, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($43) million and ($50) million at December 31,
  2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)

     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife.
  The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $21 million and $68 million under this arrangement for the years ended December 31, 2019 and 2018, respectively.

  Broker-Dealer Transactions

     The related party expense for the Company was commissions paid on the sale of variable products and passed through to the broker-dealer affiliate. The related party revenue for the Company was fee income passed through the broker-dealer affiliate from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received related to these transactions and recorded in other revenues was
  $205 million, $216 million and $224 million for the years ended December 31,
  2019, 2018 and 2017, respectively. Commission expenses incurred related to these transactions and recorded in other expenses was $815 million,
  $771 million and $642 million for the years ended December 31, 2019, 2018 and
  2017, respectively. The Company also had related party fee income receivables of $18 million and $17 million at December 31, 2019 and 2018, respectively.

16. Subsequent Events

Dividend Transactions

   On February 20, 2020, BRCD, with the explicit permission of the Delaware
Commissioner received on December 30, 2019, paid a $600 million extraordinary dividend to Brighthouse Life Insurance Company.

   On February 19, 2020, Brighthouse Life Insurance Company declared a
$300 million ordinary cash dividend payable to BH Holdings. Such dividend has not been paid as of March 4, 2020.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2019

                                 (In millions)

                                                                                               Amount at
                                                          Cost or           Estimated Fair     Which Shown on
                                                       Amortized Cost (1)      Value         Balance Sheet
Types of Investments                               ---------------------- ---------------- ------------------
Fixed maturity securities:
Bonds:
U.S. government and agency........................                $ 5,396          $ 7,244            $ 7,244
State and political subdivision...................                  3,326            4,011              4,011
Public utilities..................................                  3,270            3,703              3,703
Foreign government................................                  1,503            1,751              1,751
All other corporate bonds.........................                 33,243           36,215             36,215
                                                   ---------------------- ---------------- ------------------
 Total bonds......................................                 46,738           52,924             52,924
Mortgage-backed and asset-backed securities.......                 16,000           16,694             16,694
Redeemable preferred stock........................                    345              359                359
                                                   ---------------------- ---------------- ------------------
 Total fixed maturity securities..................                 63,083           69,977             69,977
                                                   ---------------------- ---------------- ------------------
Equity securities:
 Non-redeemable preferred stock...................                    127              129                129
Common stock:
 Industrial, miscellaneous and all other..........                     10               15                 15
 Public utilities.................................                     --                3                  3
                                                   ---------------------- ---------------- ------------------
 Total equity securities..........................                    137              147                147
                                                   ---------------------- ---------------- ------------------
Mortgage loans....................................                 15,664                              15,664
Policy loans......................................                    875                                 875
Limited partnerships and LLCs.....................                  2,379                               2,379
Short-term investments............................                  1,482                               1,482
Other invested assets.............................                  3,224                               3,224
                                                   ----------------------                  ------------------
 Total investments................................                $86,844                             $93,748
                                                   ======================                  ==================
-------------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for limited partnerships and
    LLCs, cost represents original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                       2019        2018
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $53,793 and $51,281, respectively)............................   $ 59,754    $ 52,926
Equity securities available-for-sale, at estimated fair value...................        124         121
Mortgage loans (net of valuation allowances of $61 and $55, respectively).......     15,038      13,147
Policy loans....................................................................        875       1,001
Limited partnerships and limited liability companies............................      2,379       2,290
Short-term investments, principally at estimated fair value.....................      1,431          --
Investment in subsidiaries......................................................      5,980       5,098
Other invested assets, at estimated fair value..................................      2,970       2,848
                                                                                 ----------  ----------
 Total investments..............................................................     88,551      77,431
Cash and cash equivalents.......................................................      2,273       3,185
Accrued investment income.......................................................        585         636
Premium, reinsurance and other receivable.......................................     13,727      13,046
Receivable from subsidiaries....................................................      9,505       8,001
Deferred policy acquisition costs and value of business acquired................      4,340       4,572
Deferred income tax receivable..................................................      1,147       1,086
Other assets, principally at estimated fair value...............................        424         461
Separate account assets.........................................................     94,992      87,243
                                                                                 ----------  ----------
 Total assets...................................................................   $215,544    $195,661
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 38,306    $ 34,900
Policyholder account balances...................................................     43,119      37,935
Other policy-related balances...................................................      3,383       3,325
Payables for collateral under securities loaned and other transactions..........      4,289       5,024
Long-term debt..................................................................        812         400
Current income tax payable......................................................         30           2
Other liabilities...............................................................     12,149      10,056
Separate account liabilities....................................................     94,992      87,243
                                                                                 ----------  ----------
 Total liabilities..............................................................    197,080     178,885
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,899)     (3,090)
Accumulated other comprehensive income (loss)...................................      3,215         718
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     18,464      16,776
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $215,544    $195,661
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                               2019      2018      2017
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................  $   452    $  437   $   283
Universal life and investment-type product policy fees....................................    2,559     2,738     2,774
Equity in earnings of subsidiaries........................................................      808      (277)    1,221
Net investment income.....................................................................    3,086     2,885     2,613
Other revenues............................................................................      341       398       402
Net investment gains (losses).............................................................       88      (165)       (7)
Net derivative gains (losses).............................................................   (2,928)    1,335    (1,425)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    4,406     7,351     5,861
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,623     2,388     2,862
Interest credited to policyholder account balances........................................      869       881       909
Amortization of deferred policy acquisition costs and value of business acquired..........      337       952       310
Other expenses............................................................................    1,920     1,925     1,848
                                                                                           --------  --------  --------
 Total expenses...........................................................................    5,749     6,146     5,929
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................   (1,343)    1,205       (68)
Provision for income tax expense (benefit)................................................     (534)      238       815
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  (809)   $  967   $  (883)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................  $ 1,688    $  (73)  $  (294)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                             2019      2018      2017
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,160  $  2,774  $  3,460
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   12,009    14,909    14,667
 Equity securities........................................................................       57        19       119
 Mortgage loans...........................................................................    1,434       840       704
 Limited partnerships and limited liability companies.....................................      302       254       333
Purchases of:
 Fixed maturity securities................................................................  (14,179)  (14,697)  (16,287)
 Equity securities........................................................................      (22)       (2)       (2)
 Mortgage loans...........................................................................   (3,337)   (3,896)   (2,017)
 Limited partnerships and limited liability companies.....................................     (463)     (358)     (531)
Cash received in connection with freestanding derivatives.................................    1,933     1,795     1,858
Cash paid in connection with freestanding derivatives.....................................   (2,597)   (2,879)   (3,829)
Sale of operating joint venture interest to a former affiliate............................       --        --        67
Returns of capital and dividends from subsidiaries........................................       54        25       551
Capital contributions to subsidiaries.....................................................      (75)       --       (83)
Net change in policy loans................................................................      126       105       (14)
Net change in short-term investments......................................................   (1,418)      269       711
Net change in other invested assets.......................................................       23        44       (41)
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (6,153)   (3,572)   (3,794)
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    6,117     5,064     3,845
 Withdrawals..............................................................................   (2,503)   (3,124)   (2,360)
Net change in payables for collateral under securities loaned and other transactions......     (735)      871    (3,136)
Long-term debt issued.....................................................................      412       228        --
Capital contributions.....................................................................       --        --     1,300
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --        --       202
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (203)     (303)     (149)
Other, net................................................................................       (7)       (2)       --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    3,081     2,734      (298)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................     (912)    1,936      (632)
Cash, cash equivalents and restricted cash, beginning of year.............................    3,185     1,249     1,881
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  2,273  $  3,185  $  1,249
                                                                                           ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest................................................................................. $     28  $     --  $     12
                                                                                           ========  ========  ========
 Income tax............................................................................... $     --  $   (168) $   (421)
                                                                                           ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from affiliate..................................... $     --  $    417  $     --
                                                                                           ========  ========  ========
 Transfer of fixed maturity securities to former affiliate................................ $     --  $     --  $    293
                                                                                           ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions... $     --  $     --  $    293
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company
(the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company.
Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2019, Brighthouse Life Insurance Company paid a cash capital contribution of $75 million to BHNY and received a cash dividend of $28 million from BHNY. On December 30, 2019, the Delaware
Commissioner approved an extraordinary dividend of $600 million payable from
BRCD to Brighthouse Life Insurance Company. Such dividend is included in receivable from subsidiaries at December 31, 2019. See Note 16 of the Notes to
the Consolidated Financial Statements.

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which
$75 million was paid to BHNY, and received cash dividends from subsidiaries of
$544 million, of which $535 million was received from BRCD.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2019 and 2018

                                 (In millions)

                                                              Future Policy
                                                     DAC    Benefits and Other  Policyholder
                                                     and      Policy-Related      Account         Unearned        Unearned
 Segment                                               VOBA      Balances        Balances     Premiums (1), (2)  Revenue (1)
-------------------------------------------------  -------- ------------------ ------------- ------------------ ------------
 2019
 Annuities........................................   $4,168            $ 8,921       $34,810                $--         $ 86
 Life.............................................      539              5,070         2,437                 12           45
 Run-off..........................................        5             20,191         7,873                 --          151
 Corporate & Other................................       97              7,700             1                  6           --
                                                   -------- ------------------ ------------- ------------------ ------------
  Total...........................................   $4,809            $41,882       $45,121                $18         $282
                                                   ======== ================== ============= ================== ============
 2018
 Annuities........................................   $4,357            $ 8,666       $28,600                $--         $ 88
 Life.............................................      613              4,802         2,534                 13           18
 Run-off..........................................        5             17,252         8,195                 --          107
 Corporate & Other................................      111              7,596             1                  6           --
                                                   -------- ------------------ ------------- ------------------ ------------
  Total...........................................   $5,086            $38,316       $39,330                $19         $213
                                                   ======== ================== ============= ================== ============
-------------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of   Other
 Segment                              Product Policy Fees   Income (1)    Account Balances    DAC and VOBA    Expenses
----------------------------------  --------------------- ------------ -------------------- --------------- ----------
 2019
 Annuities.........................                $2,291       $1,786               $1,429          $  328     $1,125
 Life..............................                   728          374                  646              53        177
 Run-off...........................                   720        1,273                2,436              --        200
 Corporate & Other.................                    90           53                   58              14        307
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $3,829       $3,486               $4,569          $  395     $1,809
                                    ===================== ============ ==================== =============== ==========
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901     $1,052
 Life..............................                   774          371                  637              93        214
 Run-off...........................                   777        1,311                1,923              --        202
 Corporate & Other.................                    98           44                   64              17        295
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $4,059       $3,235               $4,227          $1,011     $1,763
                                    ===================== ============ ==================== =============== ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141     $1,035
 Life..............................                   713          285                  681             186        237
 Run-off...........................                   715        1,358                1,788             570        278
 Corporate & Other.................                   108           92                   61              19        283
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $3,984       $2,973               $4,670          $  916     $1,833
                                    ===================== ============ ==================== =============== ==========
-------------

(1) See Note 2 of the Notes to the Consolidated Financial Statements for the
    basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2019, 2018 and 2017

                             (Dollars in millions)

                                                                                     % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount   Assumed to Net
                               -------------- --------- ----------- ------------ ----------------
2019
Life insurance in-force.......       $534,106  $167,676      $8,884     $375,314              2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,375  $    548      $   15     $    842              1.8%
Accident & health insurance...            222       217          --            5              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,597  $    765      $   15     $    847              1.8%
                               ============== ========= =========== ============
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104              2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868              1.4%
Accident & health insurance...            225       224          --            1              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869              1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462              2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824              1.6%
Accident & health insurance...            231       227          --            4              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828              1.6%
                               ============== ========= =========== ============
-------------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2019, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.7 billion, respectively, and life insurance premiums of $0 and $5 million, respectively.
For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of
$17.1 billion and $9.0 billion, respectively, and life insurance premiums of
$537 million and $13 million, respectively.

Part C
Other Information
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The financial statements of each of the Subaccounts of the Separate Account are included in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Statements of Assets and Liabilities as of December 31, 2019
(3)	Statements of Operations for the year ended December 31, 2019
(4)	Statements of Changes in Net Assets for the years ended December 31, 2019 and 2018
(5)	Notes to the Financial Statements
The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Consolidated Balance Sheets as of December 31, 2019 and 2018
(3)	Consolidated Statements of Operations for the years ended December 31, 2019, 2018 and 2017
(4)	Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2019, 2018 and 2017
(5)	Consolidated Statements of Equity for the years ended December 31, 2019, 2018 and 2017
(6)	Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017
(7)	Notes to the Consolidated Financial Statements
(8)	Financial Statement Schedules
(b)	Exhibits
Exhibit
Number
Description
1.	Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)
1(a).	Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication), (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)
2.	Not Applicable

3(a).	Distribution and Principal Underwriting Agreement between The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)
3(a)(i).	Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form S-1, File No. 333-138472 filed on November 7, 2006.)
3(b).	Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

Exhibit Number	Description

3(c).	Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N- 4, File No. 033-65343 filed April 6, 2006.)
3(d).	Master Retail Sales Agreement (MLIDC) (9-2012). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23, Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)
3(e).	Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)
3(f).	Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.)
3(g).	Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)
3(h).	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
3(i).	Form of Brighthouse Securities, LLC Sales Agreement. Incorporated herein by reference to Exhibit 3(iv) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A’s Registration Statement on Form N-4, File Nos 333-209053/811-03365 filed on December 14, 2017.)
4.	Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)
a.	Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, File No. 033- 65343 filed April 6, 2006.)
b.	Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)
c.	Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)
d.	Roth 403(b) Nationwide Tax Shelter Annuity Endorsement. (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-152189 filed April 7, 2010.)
e.	MetLife Insurance Company of Connecticut 401(a)/403(a) Plan Endorsement. L-22492 (5/11). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156911, on April 4, 2012.)

Exhibit Number	Description

f.	Company Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife Insurance Company USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)
g.	Company Name Change Endorsement (effective March 6, 2017) (5-E132-6). (Incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
5.
1)	Form of Application. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118412, filed March 4, 2005.)
a.	Master Data Sheet Travelers Retirement Perspectives Rev. 5- 05 L-21015TRP. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118412, filed April 10, 2006.)
b.	Master Data Sheet Travelers Retirement Perspectives Rev. 7- 05 L-21015TRP. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118412, filed April 10, 2006.)
c.	Master Data Sheet Travelers Retirement Perspectives Rev. 8- 29-05 L-21015TRP. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118412, filed April 10, 2006.)
d.	Master Data Sheet Travelers Retirement Perspectives Rev. 11- 05 L-21015TRP. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118412, filed April 10, 2006.)
e.	Master Data Sheet Travelers Retirement Perspectives Rev. 1- 06 L-21015TRP. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118412, filed April 10, 2006.)
f.	Master Data Sheet Travelers Retirement Perspectives NY Rev. 5-05 L-21015NY. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118412, filed April 10, 2006.)
g.	Master Data Sheet Travelers Retirement Perspectives NY Rev. 7-05 L-21015NY. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118412, filed April 10, 2006.)
h.	Master Data Sheet Travelers Retirement Perspectives NY Rev. 8-29-05 L-21015NY. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118412, filed April 10, 2006.)
i.	Master Data Sheet Travelers Retirement Perspectives NY Rev. 11-05 L-21015NY. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118415, filed April 10, 2006.)
2)	Form of Application (Participant Enrollment) MRP-UGT-ENR (09/16) MRP-UGT-ENR (02/17) Fs-B. (Incorporated herein by reference to Exhibit 5(2) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 333-156911, filed April 6, 2017.)

Exhibit Number	Description

6(a).	Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)
6(a)(i).	Certificate of Correction of MetLife Insurance Company of Connecticut, to the Amendment to the Charter as Amended and Restated of The Travelers Insurance Company, dated and executed as of the 4th day of April, 2007. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)
6(b).	Amended and Restated By-Laws of Met-Life Insurance Company of Connecticut (June 1, 2012) (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)
6(c).	Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)
6(d).	Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)
6(e).	Copy of the By-Laws of the Company (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)
6(f).	Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective December 6, 2016). (Incorporated herein by reference to Exhibit (6)(f) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
6(g).	Copy of Amended and Restated Bylaws of the Company. (Incorporated herein by reference to Exhibit 6(g) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
7(a).	Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File Numbers 333-65942/811-08225, filed April 15, 2003.)
7(b).	Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company – Treaty #20176, effective January 1, 2014. (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 4, 2014.)
8.	Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005.)
8(a).	Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)
8(a)(i).	First Amendment to the Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156911, on April 4, 2012.)

Exhibit Number	Description

8(a)(ii).	Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156911, on April 4, 2012.)
8(a)(iii).	Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)
8(a)(iv)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(iv) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
8(b)(i).	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)
8(b)(ii).	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)
8(b)(iii).	Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156911, on April 4, 2012.)
8(b)(iv).	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
8(c).	Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(c)(i).	Amendment to Participation Agreement (Summary) (4/30/10). (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)

Exhibit Number	Description

8(c)(ii).	Amendment No. 7 to the Participation Agreement Among MetLife Insurance Company of Connecticut, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective November 17, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos, 333-200247/811-03365, filed November 17, 2014.)
8(c)(iii).	Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015. (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)
8(c)(iv).	Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014. (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)
8(c)(v).	Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(d).	Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(d)(i).	Amendment to the Participation Agreement with Fidelity Variable Insurance Products Funds (effective November 17, 2014) (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200247/811-03365, filed November 17, 2014.)
8(d)(ii).	Summary Participation Agreement (Summary) (4/30/10). (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)
8(d)(iii).	Amendments to the Participation Agreement Among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005). (Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 5, 2017.)
8(d)(iv).	Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective 3-06-17) (Incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(e).	Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration

Exhibit Number	DescriptionStatement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(e)(i).	Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10), (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)
8(e)(ii).	Participation Agreement Addendum effective as of May 1, 2011, Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156911, on April 4, 2012.)
8(e)(iii).	Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)
8(e)(iv).	Amendment No. 7 to the Amended and Restated Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed November 17, 2014.)
8(e)(v).	Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)
8(e)(vi).	Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-17) (Incorporated herein by reference to Exhibit 8(i)(vi) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(f).	Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(f)(i).	Amendment to Participation Agreement (Summary) (4/30/10). (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)
8(f)(ii).	Second Amendment to Participation Agreement Among Legg Mason Investors Services, LLC, Legg Mason Partners Fund advisor, LLC, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed on November 17, 2014.)
8(f)(iii).	Third Amendment to Participation Agreement among Brighthouse Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and LMP Fund Advisor, LLC (10-3-19). (Incorporated herein by reference to Exhibit 8(j)(iii) to Post-Effective Amendment No. 32 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed electronically on April 3, 2020.)

Exhibit Number	Description

8(g).	Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001, January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(g)(i).	Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156911, on April 4, 2012.)
8(g)(ii).	Amendment No. 9 to Fund Participation Agreement Among Janus Aspen Series and MetLife Insurance Company USA. (Incorporated herein by reference to Exhibit 8(e)(ii) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 , File No. 333-152189, on April 8, 2015.)
9.	Opinion of Counsel as to the legality of securities being registered. (Filed with this Registration Statement on Form N-4, File No. 333-156911, on January 23, 2009.)
10.	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)
11.	Not Applicable

12.	Not Applicable

13.	Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, Conor E. Murphy, John L. Rosenthal, Edward A. Spehar and Lynn A. Dumais (Filed herewith.)
Item 25. Directors and Officers of the Depositor
Principal Business Address:
Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, North Carolina 28277
Name and Principal Business Address	Positions and Offices with Depositor

Eric T. Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

James Hamalainen 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Gregory Illson 11225 North Community House Road Charlotte, NC 29277	Vice President

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer
Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Marie Pennington 11225 North Community House Road Charlotte, NC 28277	Vice President

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Mark Reilly 11225 North Community House Road Charlotte, NC 28277	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

James Wiviott 334 Madison Avenue Morristown, NJ 07960	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The Registrant is subject to Delaware insurance law. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.

ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2019
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2019.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
Item 27. Number of Contract Owners
As of January 31, 2020, there were 1,860 owners of qualified contracts offered by the Registrant (Brighthouse Life Insurance Company).
Item 28. Indemnification
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a)	Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name And Principal Business Address	Positions And Offices With Underwriter
Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, Chief Compliance Officer and General Counsel
Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Financial Officer

James Wiviott 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director
(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$649,095,230	$0	$0	$0

Item 30. Location of Accounts and Records
Omitted.
Item 31. Management Services
Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $3,648,125, and for the period ended December 31, 2019 was $5,747,547.
Item 32. Undertakings
The undersigned Registrant hereby undertakes:
(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;
(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
Brighthouse Life Insurance Company hereby represents:
(a)	That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Brighthouse Life Insurance Company.

Signatures
As required by the Securities Act of 1933, the Registrant has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on April 2, 2020.
BRIGHTHOUSE LIFE INSURANCE COMPANY
(Registrant)
BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)
By:	/s/Gregory E. Illson

Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 2, 2020.
/s/ Eric T. Steigerwalt* Eric T. Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles J. Lambert* Myles J. Lambert	Director and Vice President
/s/ Conor E. Murphy* Conor E. Murphy	Director and Vice President
/s/ John L. Rosenthal* John L. Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer
*By:	/s/ Michele H. Abate

Michele H. Abate, Attorney-In-Fact
April 2, 2020
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

Exhibit Index
10.	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
13.	Powers of Attorney